UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-43671
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 52	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 211	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BAE Future Corporate VULSM
Corporate Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2015.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial advisor, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial advisor. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, please contact Nationwide using any of the methods described in the "Contacting the Service Center" section of this prospectus.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Please contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this
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prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
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Table of Contents (continued)
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In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
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Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Examine (and Cancel).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Change Of Insured Rider (automatically issued at no charge)
•	Additional (insurance) Protection Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
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Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
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Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
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In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Load Charge[1]	Upon Making A Premium Payment	Maximum: 12.00% from each Premium payment
Partial Surrender Fee	Upon Partial Surrender	Maximum: the lesser of $25 or 2% of the amount surrendered
Current Charge: $0
[1]	For policies with applications dated before January 1, 2009, the maximum charge for the Premium Load Charge is 9.00%. The Premium Load Charge is intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. If the actual tax liability is more or less, the charge will not be adjusted retroactively.
The maximum charge is reduced to 5.5% of each Premium payment starting with the sixth policy year (for policies with applications dated before January 1, 2009, the maximum charge is reduced to 5.5% of each Premium payment starting with the eighth policy year). Currently, the charges for policies vary according to the time of purchase, the amount of the Additional (insurance) Protection Rider, and the amount of annual Premium, see Premium Load Charge.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Minimum: $0.03 per month	Maximum: $83.33 per month	Representative: $0.20 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Base Policy Specified Amount and Rider Specified Amount of $250,000	Per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra Charge assessed
Mortality and Expense Risk Charge[3]	Daily, Based on an Annual Effective Rate	Maximum: 0.90% of daily net assets	Current: 0.25% of daily net assets
Proportionately from Cash Value allocated to Sub-Accounts
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Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Policy Loan Interest[4]	Annually (Accrues Daily)	Maximum: 3.50% of the outstanding policy loan
Current: 2.80% of the outstanding policy loan
Administrative Charge	Monthly	Maximum: $10 per month	Current: $5 per month
Proportionately from Cash Value allocated to Sub-Accounts
Per $1,000 of Base Policy Specified Amount[5]	Monthly	Minimum: $0.01 Per $1,000 of Base Policy Specified Amount	Maximum: $0.40 Per $1,000 of Base Policy Specified Amount	Representative: $0.08 per month(2)
Proportionately From Your Chosen Variable And Fixed Investment Options
Additional (insurance) Protection Rider Cost of Insurance6†	Monthly	Minimum: $0.01 per month	Maximum: $83.33 per month	Representative: $0.10 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Rider Specified Amount $250,000		Per $1,000 of Rider Specified Amount Proportionately from Cash Value allocated to Sub-Accounts
Additional (insurance) Protection Per $1,000 of Rider Specified Amount[7]	Monthly	Minimum: $0.01 Per $1,000 of Rider Specified Amount	Maximum: $0.40 Per $1,000 of Rider Specified Amount	Representative: $0.02 per month
Proportionately From Your Chosen Variable And Fixed Investment Options
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and the Net Amount At Risk. The charge will increase over time but will never exceed the maximum shown. For policies issued with applications dated before January 2, 2010, the Representative amount is $0.15 per month. For policies issued with applications dated before January 1, 2009, the Representative amount is $0.52 per month and the Cost of Insurance Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Base Policy Specified Amount.
[2]	The Flat Extra is only applicable if certain factors result in an Insured having a Substandard Rating. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[3]	For policies issued with applications dated before January 1, 2009, the maximum guaranteed charge is 0.75% of daily net assets. Currently, the Mortality and Expense Risk charge declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets
[4]	Currently, for polices issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter, see Policy Loans.
[5]	The Per $1,000 of Base Policy Specified Amount Charge is only assessed for policies with applications dated on or after January 1,
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2009. The Per $1,000 of Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. A different charge will be applied for any Rider Specified Amount under the Additional (insurance) Protection Rider. The Per $1,000 of Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see Per $1,000 of Base Policy Specified Amount. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount. The Representative Per $1,000 of Base Policy Specified Amount charge is $0.08 monthly for policies with applications signed on or after January 2, 2010. For policies with applications signed before January 2, 2010 the Representative Per $1,000 of Base Policy Specified Amount charge is $0.11 monthly.
[6]	For policies issued with applications dated before January 1, 2009, the Representative amount is $0.20 per month. The Additional (insurance) Protection Rider Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Rider Specified Amount, see Additional (insurance) Protection Rider.
[7]	The Additional (insurance) Protection Per $1,000 of Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different charge will be applied for any Base Policy Specified Amount under the policy. The Additional (insurance) Protection Per $1,000 of Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges and an example of how the Per $1,000 of Rider Specified Amount Charge is blended with the Per $1,000 of Base Policy Specified Amount Charge, see Additional (insurance) Protection Rider. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.10%	2.08%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar month but are subject to change at any time. Nationwide will credit any
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interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Calvert Variable Products, Inc.
•	Davis Variable Account Fund, Inc.
•	Delaware VIP Trust
•	Deutsche Investments VIT Funds
•	Deutsche Variable Series II
•	Dimensional
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insurance Products Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	Putnam Variable Trust
•	Royce Capital Fund
•	T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Fixed Income Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Vanguard Variable Insurance Fund
•	Wells Fargo Advantage Variable Trust
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
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In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and
(c)	is a charge for Mortality and Expense Risk.
Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
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Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year
•	Only one transfer to and/or from may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted. On a current basis, transfers from the Fixed Account are limited during a policy year to the greater of: (a) 20% of that portion of the Cash Value attributable to the Fixed Account at the end of the prior policy year, and (b) 120% of the amount transferred from the Fixed Account during the preceding policy year.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, One Nationwide Plaza (1-11-401), Columbus, Ohio 43215-2220
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
To determine the adjusted Death Benefit, the Net Amount At Risk at the time of the Insured's death is multiplied by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. This adjusted amount will be added to reflect the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
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The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Policy Values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Policy Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Policy Values that result from the policy owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to exist before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate or successor-in-interest, if the policy owner is not the Insured.
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Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to exist before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to exist before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
To Purchase
The policy is available for Insureds between the issue ages of 18 to 79. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy Cash Value beginning on the Policy Date.
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Coverage Effective Date
Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when all the Proceeds from the policy are paid. Nationwide may provide temporary insurance coverage before full insurance coverage takes effect, subject to its underwriting standards and the policy conditions.
Right to Examine (and Cancel)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 and Death Benefit Option 3 provide for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 and Death Benfit Option 3 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide's determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
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Subsequent Premiums
The policy Owner may make additional Premium payments at any time while the policy is In Force. Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk. Consideration will be given to the length of time since the Policy Date, the standard underwriting criteria for the amount of insurance after the requested increase, the number of policies owned by the policy Owner, and the degree of uniformity of any requested increases across all of the policies owned by the policy Owner. Nationwide's failure to refuse a Premium payment which increases the Net Amount At Risk does not constitute a waiver of Nationwide's right to refuse subsequent Premium payments which increase the Net Amount At Risk.
Nationwide will refund Premium payments that exceed the applicable Premium limit under Section 7702 of the Code. Additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor Premiums paid and other policy transactions and will notify the policy Owner when the policy's non-modified endowment contract status is in jeopardy, see Taxes.
Nationwide may require that policy indebtedness be repaid prior to accepting any additional Premium payments. For example, Nationwide may require indebtedness be repaid when policy loans exceed 90% of the Cash Value, when the Premium payment would result in an increase in the Net Amount At Risk, or when a Premium payment may alter the character of the policy for tax purposes. Any payment intended as a loan repayment, rather than a Premium Payment, must be indentified as such.
All subsequent Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50 per policy.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
An Enhancement Benefit is included in the policy. The benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy, unless the surrender is being made pursuant to a Section 1035 exchange. The Enhancement Benefit is not credited on amounts attributable to policy loans or partial surrenders. The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
The Enhancement Benefit is designed to, in the event of a full surrender in early years of the policy, decrease or eliminate the gap between the value of the policy and the liability on the policy owner's books (typically a liability associated with an employer sponsored plan). This gap is larger in early policy years due to the upfront costs associated with purchasing the policy and the lack of time that the policy's Cash Value has had to grow. The Enhancement Benefit will last for nine years if the policy is a modified endowment contract and for ten years if it is not a modified endowment contract.
The Enhancement Benefit is calculated monthly and is equal to the applicable enhancement percentage multiplied by the Cash Value of the policy. The enhancement percentages used in the Enhancement Benefit calculation decline over time decreasing to zero at the end of either the ninth policy year for modified endowment contracts or the tenth policy year for non-modified endowment contracts. If your policy includes the Additional (insurance) Protection Rider, the applicable enhancement percentage will depend proportionately upon your election of Base Policy Specified Amount and Rider
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Specified Amount. Additionally, the Enhancement Benefit is subject to a cap, set as a maximum percentage of the cumulative Premium Load collected under the policy.
Since the policy's Cash Value partially determines the amount of the Enhancement Benefit, factors that impact the policy's Cash Value will also impact the amount of the Enhancement Benefit. Also, the Additional (insurance) Protection Rider charges are lower than the charges under the base policy, so if the Rider is in effect, the Enhancement Benefit is reduced. This is reflected in the reduced enhancement percentages provided for coverage attributable to the Rider. See Appendix C for the factors used in calculating the Enhancement Benefit as well as an example.
The Enhancement Benefit is paid from Nationwide's general account at the time the policy is completely surrendered. As a general account obligation, the Enhancement Benefit is not part of the variable account and is an obligation of Nationwide. This means the Enhancement Benefit including a policy owner's right to receive payment is subject to Nationwide's claims paying ability and any claim to payment of the Enhancement Benefit may be subordinate to other claims on Nationwide's general account in the event Nationwide becomes insolvent. Nationwide reserves the right to postpone payment of the Enhancement Benefit for up to six months from the date of the policy owner's surrender request. Policy owners should consult with a tax advisor about the tax treatment of the Enhancement Benefit. The criteria for the Enhancement Benefit may change from time to time. The Enhancement Benefit will be determined in a manner that is not unfairly discriminatory to policy owners.
For policies issued as non-modified endowment contracts with applications signed on or after January 2, 2010, only, policy owners may elect to modify their Enhancement Benefit by choosing a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. The enhancement percentages from the respective schedules will be blended, according to the allocation percentages elected, to calculate the Enhancement Benefit percentage applicable to a particular policy. The purpose of blending is to allow the policy owner to more closely match the benefit to liability on the policy owner's books. Therefore, the appropriate allocation between Schedules A and B for a particular policy is dictated by the characteristics of the liability it is intended to offset. While the enhancement percentages in both schedules decline to zero at the end of the tenth policy year, generally:
•	an election with greater allocation to Schedule B than to Schedule A will result in a lower Enhancement Benefit in the early policy years, and a greater Enhancement Benefit in later policy years during which the Enhancement Benefit still applies, than an election with greater allocation to Schedule A than to Schedule B; conversely,
•	an election with greater allocation to Schedule A than to Schedule B will result in a greater Enhancement Benefit in the early policy years, and a lower Enhancement Benefit in the later policy years during which the Enhancement Benefit still applies, than an election with greater allocation to Schedule B than to Schedule A.
Policy owners should consult with an advisor to find an appropriate blending of Enhancement Benefit schedules that best fits their particular needs.
See Appendix C for the Schedule A and Schedule B Enhancement Benefit table and an example of the blending calculation.
To Change Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between issue ages of 18 to 79 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Additional (insurance) Protection Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will
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usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease policy charges calculated per $1,000 of Base Policy Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
To Irrevocably Transfer Cash Value Or Exchange The Policy
During the first 24 months of coverage, or longer if required by state law, the policy owner has a right to irrevocably elect to transfer 100% of the policy's Cash Value to the Fixed Account, irrespective of transfer restrictions. After this election, the policy will no longer participate in the Investment Experience of the Sub-Accounts. The policy's Cash Value will be credited with the Fixed Account's interest rate. To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
After the first 24 months of coverage, the policy owner may make a request to exchange the policy for a different policy subject to evidence that the Insured meets current underwriting standards of insurability. The new policy may be one of Nationwide's available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. This policy will terminate when the new policy takes effect. The exchange may have tax consequences, see Exchanging The Policy For Another Life Insurance Policy.
To Terminate or Surrender
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner's income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
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Reports and Illustrations
The policy owner will receive transaction confirmations and an annual report that shows:
•	the Total Specified Amount;
•	the current Cash Value;
•	Premiums paid;
•	the Cash Surrender Value;
•	all charges since the last report; and
•	Indebtedness.
Nationwide will send these reports to the address provided on the application unless directed otherwise. At any time after the first policy year, the policy owner may ask for an illustration of future benefits and values under the policy. There may be a fee assessed for illustrations.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. In evaluating and underwriting a corporate or legal entity purchasing the policy, and setting cost of insurance charges, Nationwide may take into account several factors, including the purpose for which the policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency. The policy owner can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, Nationwide's investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
A Premium Load is deducted from each Premium payment to partially reimburse Nationwide for acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit. The Premium Load depends on the number of years since the Policy Date, the amount of annual Premium, and the amount of term insurance coverage purchased via the Additional (insurance) Protection Rider. Each increase in the Base Policy Specified Amount is treated as new coverage, with the Premium Load attributable to the increase determined as if it is part of a newly issued policy. In the policy, the Premium Load Charge is referred to as the "Percent of Premium Charge".
Premium payments are divided into contributions towards Target Premium and Excess Premium. Target Premium is an annual Premium based on the Base Policy Specified Amount (i.e., the Policy without any Riders) and the Insured's age
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and underwriting class. A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium. The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Policy Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium. The chart below shows the current Premium Loads on Target Premium and Excess Premium.
Premium Load Applicable To Policies Issued With
Applications Dated On Or After January 1, 2009
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	4%
2	8%	3%
3	6%	2%
4	4%	2%
5+	2%	2%
Premium Load Applicable To Policies Issued On Or After January 1, 2006
With Applications Signed Before January 1, 2009
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
8.5% of Premium payments up to and including Target Premium PLUS 5% of Premium payments in excess of Target Premium	1	7% of Premium payments up to and including Target Premium PLUS 4% of Premium payments in excess of Target Premium
	2	6% of Premium payments up to and including Target Premium PLUS 3% of Premium payments in excess of Target Premium
	3	5% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	4	4% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	5	3% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	6	2% of Premium payments
7
5.5% of Premium payments up to and including Target Premium PLUS 3.5% of Premium payments in excess of Target Premium	8
9
10
3.5% of Premium payments	11+
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Premium Load Applicable To Policies Issued On Or After September 9, 2002
With Applications Signed Before January 1, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
9% of Premium payments up to and including Target Premium PLUS 7% of Premium payments in excess of Target Premium	1	9% of Premium payments for the Base Policy Specified Amount up to and including Target Premium
PLUS
6.5% of Premium payments for the Base Policy Specified Amount in excess of Target Premium
PLUS
[3.29% - (A x B)] of Premium payments for the Rider Specified Amount, where
A = 1.29% of the Premium payments allocable to the Rider Specified Amount; and
B = the ratio of the Rider Specified Amount to the Total Specified Amount
2
3
4
5
	6	3.5% of Premium payments
7
5.5% of Premium payments	8
9
10
3.5% of Premium payments	11+	2% of Premium payments
Premium Load Applicable To Policies Issued Prior To September 9, 2002
Policy Year	Premium Load for All Policies
1	9% of Premium payments for the Base Policy Specified Amount up to and including Target Premium
PLUS
6.5% of Premium payments for the Base Policy Specified Amount in excess of Target Premium
PLUS
6.5% of Premium payments for the Rider Specified Amount
2
3
4
5
6
7
8+	3.5% of Premium payments
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and Fixed Account. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's age, sex (if not unisex classified), tobacco use, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
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Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Per $1,000 of Base Policy Specified Amount
For policies with applications dated on of after January 1, 2009, Nationwide deducts a monthly Per $1,000 of Base Policy Specified Amount charge from the policy's Cash Value to compensate for sales, underwriting, distribution and issuance of the policy. This charge is not assessed on policies issued with applications dated prior to January 1, 2009. The charge applicable to the policy depends on the Total Specified Amount (the Base Policy Specified Amount and the Rider Specified Amount, if any). The maximum guaranteed monthly Specified Amount Charge is $0.40 Per $1,000 of Base Policy Specified Amount (unless the Policy is purchased in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed monthly Specified Amount Charge is $0.085 Per $1,000 of Base Policy Specified Amount). The Per $1,000 of Base Policy Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. In the policy, the Per $1,000 of Base Policy Specified Amount charge is referred to as the "Monthly Per $1,000 of Specified Amount Charge."
A distinct Per $1,000 of Rider Specified Amount charge applies to the Additional (insurance) Protection Rider. If the policy owner elects that Rider, the Total Specified Amount charges paid will depend upon the allocation of Total Specified Amount between the base policy and the Additional (insurance) Protection Rider. To determine Total Specified Amount charges, the amount of the Per $1,000 of Base Policy Specified Amount charge must be added to the amount of the Per $1,000 of Rider Specified Amount charge. Total charges are a weighted average of the amount of Per $1,000 of Base Policy Specified Amount and Per $1,000 of Rider Specified Amount. The end result is a charge blending. For further explanation of this blending, including an example, see the "Additional (insurance) Protection Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for certain actual expenses, including a partial reimbursement of acquisition costs and premium taxes not covered by Premium Load charges. The charge also helps Nationwide off-set expense risks associated with the policy, such as the risk that the costs of issuing and administering the policy will be more than expected, the risk that lapse and surrender rates will be higher than expected, and the charge may provide profit to Nationwide. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
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The Mortality and Expense Risk Charge is guaranteed not to exceed 0.90% of the policy's Cash Value, on an annualized basis. For policies issued with applications dated before January 1, 2009, this charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The table below shows the current Mortality and Expense Risk Charges.
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets
A different Mortality and Expense Risk Charge schedule applies to policies with applications signed before January 1, 2006:
Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5. The maximum guaranteed charge is $10.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total production based compensation will not exceed the maximum of 40% of first year Premiums and 15% for renewal Premiums after the first year. For policies with applications dated before January 1, 2009, the total compensation will not exceed a maximum of 29.5% of first year Premiums and 11.5% for renewal Premiums after the first year. Commission may be paid as an asset-based amount instead of a Premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned Cash Value per year.  For policies with applications dated before January 1, 2009, if an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative or Nationwide Business Solutions Group to know the exact compensation arrangement associated with this policy.
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Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide
29

received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
Policy Riders and Rider Charges
The policy owner may elect/purchase one or more Riders listed below. There may be additional charges assessed for elected Riders. Availability, operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
Riders may not be elected or purchased independently of the policy. Upon termination of this policy, all Riders will also terminate.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
1.	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
2.	The new Insured may be required to submit satisfactory evidence of insurability.
3.	The new Insured must satisfy Nationwide's underwriting requirements.
4.	The policy must be In Force and not be in a Grace Period at the time of the change.
5.	The new Insured must have been at least age 18 on the Policy Date.
6.	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
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Additional (insurance) Protection Rider
General Information on the Benefits and Operation of the Additional (insurance) Protection Rider
This Rider will modify the amount of insurance coverage (Death Benefit) under the policy. The benefit associated with the Additional (insurance) Protection Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100. The charges for the Rider are calculated in the same manner as those applicable to the Base Policy. In the policy, this Rider is referred to as the "Supplemental Insurance Rider".
Currently, if the policy owner chooses to purchase coverage under this Rider and concurrently reduce the Base Policy Specified Amount by an off-setting amount, some of the charges associated with the policy will be reduced because charges under the Rider may be lower than the corresponding charges under the base policy. Rider policy charges are lower in most cases because the Rider is term insurance. The greater the allocation is to Rider, the lower the overall charges will be under the policy. See Appendix D: Examples of Charge Blending for examples showing how charges are "blended" when the Additional (insurance) Protection Rider is elected.
Note that:
•	Certain benefits that are normally available under the policy may be reduced or eliminated when this Rider is in effect.
•	In some years and/or at some ages, the cost of insurance charge for the Rider is more expensive than the cost of insurance for the base policy;
•	The Rider's Death Benefit terminates when the Insured reaches Attained Age 100; and
•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.
The policy owner may purchase the Rider at the time of application or, subject to Nationwide's approval, at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If purchased at the time of application, the effective date of the Rider is the same as the effective date of insurance coverage. If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the written request, unless the policy owner specifies and Nationwide approves a different date. The Rider Specified Amount may be combined with the Base Policy Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page. However, while the Rider is in effect, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount. The policy owner may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.
Rider Specified Amount Increases and Reductions Due to Partial Surrender
All increases and decreases of Rider Specified Amount, including decreases due to partial surrender are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
Charges Associated with the Additional (insurance) Protection Rider
The Additional (insurance) Protection Rider charges listed below are different from the charges under the Base Policy. These charges will be applied to coverage under the Additional (insurance) Protection Rider and are in addition to the charge(s) paid on coverage under the base policy.
•	Rider Cost of Insurance Charge (for all policies); and
•	Per $1,000 of Rider Specified Amount Charge (only assessed on policies with applications dated on or after January 1, 2009)
Rider Cost of Insurance Charge
If the policy owner elects the Additional (insurance) Protection Rider, a monthly Additional (insurance) Protection Rider Cost of Insurance charge will be deducted to compensate Nationwide for providing term life insurance on the Insured, regardless of the Policy Date. This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's Death Benefit (described below). Nationwide bases the Additional (insurance) Protection Rider cost of insurance rate on expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Additional (insurance) Protection Rider cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, and the number of years from the Policy Date.
The Additional (insurance) Protection Rider Cost of Insurance Charge will be deducted proportionally from the Sub Account allocations and the Fixed Account. Because the Rider charge is deducted from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
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Per $1,000 of Rider Specified Amount Charge
If the policy owner purchases the Additional (insurance) Protection Rider with an application dated on or after January 1, 2009, Nationwide will deduct a monthly Per $1,000 of Rider Specified Amount Charge from the policy's Cash Value to compensate for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between the Base Policy Specified Amount and the Rider Specified Amount. The Specified Amount charge for the combination of the base policy and the Additional (insurance) Protection Rider is determined using a weighted average (i.e., a blend that uses the relative proportions of the base and Rider Specified Amounts) of the base and Rider charges.
The Per $1,000 of Rider Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. The table below shows the current Per $1,000 of Rider Specified Amount Charges. The maximum guaranteed monthly Additional (insurance) Protection Rider Per $1,000 Specified Amount Charge is $0.40 Per $1,000 of Rider Specified Amount (unless the Policy is purchased in the state of New York, where the maximum guaranteed monthly Rider Specified Amount Charge is $0.085 Per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Per $1,000 of Base Policy Specified Amount charge to the Per $1,000 of Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and the elected Rider Specified Amount. The end result is a charge blending, see Appendix D: Examples of Charge Blending.
Death Benefit Calculations with the Additional (insurance) Protection Rider
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and calculation of the Death Benefit. The current death benefit option in effect is shown on the Policy Data Page. The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline Premium/Cash Value corridor test or the Cash Value accumulation test is used).
After the Death Benefit is calculated, it is allocated between the elected amounts of base policy and this Rider.
1.	Base Policy Death Benefit – The amount of the Death Benefit allocated to the base policy is calculated using the formula below.
Base Policy Death Benefit = CV + (Total NAAR) x (Base Policy Specified Amount)/(Total Specified Amount)
Where:
CV = the Cash Value of the policy
Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value
The formula above determines the portion of the Death Benefit applied to base policy by determining the ratio Base Policy Specified Amount bears to Total Specified Amount.
2.	Additional (insurance) Protection Rider Death Benefit – The amount of the Death Benefit we allocate to the Additional (insurance) Protection Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).
In most instances, charges end up being lower if the policy owner allocates as much coverage as possible to the Rider.
Total Specified Amount remains the same unless the policy owner specifically request an increase or decrease. All increases or decreases are done proportionally based on the established allocation between Rider Specified Amount and Base Policy Specified Amount.
If the Cash Value increases, the portion of the Death Benefit attributable to this Rider may, at times, be less than the Rider Specified Amount. If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Policy Specified Amount.
Terminating the Rider
The policy owner may terminate this Rider by submitting a written request to the Service Center. Nationwide may require that the policy owner submit the policy for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in the pattern of policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.
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Nationwide reserves the right to deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the Owner if the policy's non-modified endowment contract status is in jeopardy.
This Rider also terminates upon the earliest of the following dates:
•	The date policy is surrendered or terminated;
•	The date the policy Lapses;
•	The Insured's death; or
•	The date the Insured reaches Attained Age 100.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value attributable to this Rider available to upon termination of this Rider.
In most instances, terminating the Rider will not be to the policy owner's advantage. If the policy owner decides to terminate the Rider, the policy owner should carefully discuss this decision with the registered representative or a qualified financial advisor.
Policy Owner Services
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Policy owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in certain Sub-Accounts based upon a preset allocation. There is no additional charge associated with choosing a GPS.
GPS portfolios are available under the policy at the time of application and can be added after the Policy Date by contacting the Service Center. The policy owner may elect only one GPS portfolio and the total allocation to that portfolio must equal 100%.
A GPS is a static portfolio strategy. In other words, the allocations or "split" between the underlying Sub-Accounts is not monitored or adjusted to reflect changing market conditions. As such, Nationwide will not automatically rebalance Cash Value allocated to a GPS portfolio to ensure that the assets remain allocated to the underlying Sub-Accounts in the same proportion that they were allocated at the time of election. Further, Nationwide will not automatically rebalance, or otherwise modify the policy owner's allocations to the underlying Sub-Accounts to reflect changes in the GPS portfolio split or changes in available Sub-Accounts subsequent to the policy owner's original GPS election.
Nationwide is not providing investment advice by providing GPS. The policy owner may elect to transfer out among the Sub-Accounts at any time subject to the terms of this prospectus. For additional information about the Sub-Accounts that comprise a GPS, see Appendix A: Sub-Account Information.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 90% of the Cash Value allocated to the Fixed Account (100% for policies issued with applications dated prior to January 1, 2009) plus 100% of the policy loan account. Any applicable Enhancement
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Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum. For policies issued with applications prior to January 1, 2009, the maximum annual interest rate is 3.75% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, for polices issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.0% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the Fixed Account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
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•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy's monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to at least four times the current monthly deductions. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
The effective date of a reinstated policy, including any reinstated Riders, will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
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Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the Fixed Account for up to six months. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code.
Partial Surrender
After the policy has been In Force for one year, the policy Owner may request a partial surrender by sending a written request to the Service Center. Nationwide may limit partial surrenders to one per year.
Partial surrenders are permitted if the partial surrender request satisfies the following requirements:
•	the minimum partial surrender is $500;
•	the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; a partial surrender may not cause the Total Specified Amount to be reduced below the minimum Total Specified Amount shown on the Policy Data Page; and
•	after the partial surrender, the policy continues to satisfy Section 7702 of the Code.
Reduction of Base Policy Specified Amount on a Partial Surrender
When a partial surrender is made, the policy's Cash Value is reduced by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, the partial surrender is deducted proportionately from the assets in each Sub-Account at the time of the partial surrender. Amounts will be distributed from the Fixed Account only when there are insufficient amounts in the Sub-Accounts.
When a partial surrender is taken the Base Policy Specified Amount is reduced so that the Net Amount At Risk does not increase. Because the Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount. Any reduction made to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and
•	against the Base Policy Specified Amount under the original application.
Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause the policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.
Partial Surrender Fee
Nationwide currently waives the Partial Surrender Fee, see In Summary: Fee Tables and Partial Surrender Fee.
Preferred Partial Surrenders
Preferred partial surrenders do not result in a reduction to the Specified Amount. A preferred partial surrender is a partial surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.
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The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
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•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Maximum Death Benefit
For policies issued after the later of May 1, 2002, or the date approved in the state where the policy is issued, Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Page. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
Upon each monthly anniversary and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit.  If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender (i.e., a pre-death distribution) will be processed from the policy to lower the Cash Value. The partial surrender will be for an amount necessary to lower the Cash Value to a level that would result in the Death Benefit not exceeding the sum of the Cash Value and the lesser of (i) 180% of the Total Specified Amount on the Policy Date and (ii) $7,200,000.00.  The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Additional (insurance) Protection Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
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If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Page with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Proceeds Upon Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Taxes, Surrendering the Policy; Maturity.
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Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	For policies with applications dated on or after January 1, 2009, Death Benefit Option 2 and Death Benefit Option 3 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	For policies with applications dated before January 1, 2009, Death Benefit Option 2 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value. Additionally, the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Total Specified Amount plus the greater of accumulated premium account and Cash Value if the Death Benefit is Option 3;
•	100% of the policy's Cash Value (for policies with Death Benefit Option 1) or the accumulated premium payments (for policies with Death Benefit Option 3 and applications dated before January 1, 2009) will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date. Note: if the Additional (insurance) Protection Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
The Payout Options
Normally, Nationwide will make a lump sum payment of policy Proceeds within seven days of the date a written request is received at the Service Center. Nationwide will postpone payment of Proceeds on days that it is unable to price Accumulation Units. Nationwide may delay payment of Proceeds allocated to the Fixed Account as permitted by state law, see Valuation of Accumulation Units. The policy owner or the beneficiary may also elect to leave the Proceeds on deposit in an interest-bearing checking account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying
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investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
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However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable
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payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have
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taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
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Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however,
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that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class A)

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A)

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I

This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
American Funds Insurance Series® - Bond Fund: Class 2

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with growth of capital.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return (i.e. the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).
Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio

This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Calvert Investment Management, Inc.
Sub-advisor:	Ameritas Investment Partners, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Davis Variable Account Fund, Inc. - Davis Value Portfolio
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
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Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche Investments VIT Funds - Deutsche Small Cap Index VIP: Class A
Investment Advisor:	Deutsche Investment Management Americas Inc.
Sub-advisor:	Northern Trust Investments, Inc.
Investment Objective:	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche Variable Series II - Deutsche Large Cap Value VIP: Class B

This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	High rate of total return.
Deutsche Variable Series II - Deutsche Small Mid Cap Value VIP: Class B

This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term capital appreciation.
Dimensional - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
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Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class
Investment Advisor:	Strategic Advisers
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Portfolio: Service Class
Investment Advisor:	Strategic Advisers
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class

This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares

This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term capital appreciation.
Invesco - Invesco V.I. American Value Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
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Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares

This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares

This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares

This Sub-Account is only available in policies issued before December 31, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - Growth

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Real Estate Securities

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class

This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund's investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
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MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS Bond Portfolio: Service Class)
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
58

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
59

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I

This Sub-Account is no longer available to receive transfers or new premium payments effective October 21, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class Shares

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital; current income is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Large Cap Value Portfolio: I Class Shares

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value Portfolio: I Class Shares

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class Shares

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
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Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
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PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital growth and, secondarily, income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term growth of capital primarily in the common stocks of growth companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks capital appreciation and income from stocks and bonds.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks a high level of current income consistent with moderate fluctuations in principal value.
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The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
The Universal Institutional Funds, Inc. - Growth Portfolio: Class I

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I

This Sub-Account is only available in policies issued before March 31, 2011
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I

This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
64

Vanguard Variable Insurance Fund - REIT Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Investment Advisor:	Granahan Investment Management, Inc.; The Vanguard Group, Inc.
Investment Objective:	Vanguard Variable Insurance Fund Small Company Growth Portfolio seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund: Class 2

This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Class 2

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
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Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Enhancement Benefit – An additional amount added to the policy's Cash Surrender Value upon a full surrender of the policy during the first six policy years, provided the qualifying conditions have been satisfied.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100 for policies with applications dated prior to January 1, 2009. For policies with applications dated on or after January 1, 2009, the Maturity Date is anniversary of the Policy Date on or next following the Insured reaching Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
66

Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional (insurance) Protection Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
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Appendix C: Factors Used in Calculating the Enhancement Benefit
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting our Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	155%
2	4.65%	4.15%	3.66%	3.25%	155%
3	4.10%	3.60%	3.21%	2.80%	150%
4	3.55%	3.05%	2.76%	2.35%	145%
5	3.00%	2.45%	2.31%	1.85%	140%
6	2.40%	1.85%	1.81%	1.35%	135%
7	1.80%	1.25%	1.31%	0.85%	105%
8	1.20%	0.65%	0.81%	0.40%	85%
9	0.60%	0.00%	0.37%	0.00%	65%
10	0.00%	0.00%	0.00%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
Applicable Only to Policies With Applications Signed Before January 2, 2010
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	15.85%	15.85%	5.20%	5.20%	155%
2	15.65%	13.41%	5.13%	4.40%	155%
3	13.22%	11.10%	4.33%	3.60%	150%
4	10.92%	8.88%	3.55%	3.00%	145%
5	8.70%	6.75%	2.96%	2.50%	140%
6	6.58%	4.66%	2.46%	2.00%	135%
7	4.52%	3.02%	1.96%	1.50%	105%
8	2.92%	1.86%	1.46%	1.00%	85%
9	1.78%	0.89%	0.96%	0.50%	65%
10	0.82%	0.00%	0.46%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
A surrender in the last month of policy year 2.
The policy is a non-modified endowment contract.
Cash Value =$200,000.
75% Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount).
25% Rider Specified Amount Allocation (as a percentage of the Total Specified Amount).
Cumulative Premium Load =$15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage =(Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 13.41%) + (0.25 x 4.40%) =11.1575%
68

=11.1575% x $200,000 =$22,315.00Enhancement Cap =Enhancement Cap Percentage x cumulative Premium Load
=155% x $15,250 =$23,637.50
Since $22,315.00 is below the $23,637.50 Enhancement Cap, the Enhancement Benefit here is $22,315.00.
Enhancement Benefit Factors for Non-Modified Endowment Contracts: Blending of Enhancement Benefit Schedules
Applicable Only to Policies With Applications Signed On or After January 2, 2010
	Base Policy Enhancement Percentage Schedule A		Base Policy Enhancement Percentage Schedule B		Rider Enhancement Percentage Schedule A		Rider Enhancement Percentage Schedule B		Enhancement Cap Percentage Schedule A	Enhancement Cap Percentage Schedule B
Policy Year	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12
1	16.15%	16.15%	13.35%	13.35%	6.00%	6.00%	4.60%	4.60%	155%	140%
2	15.95%	13.69%	13.19%	11.39%	5.93%	5.10%	4.53%	3.80%	155%	140%
3	13.44%	10.70%	11.27%	10.00%	5.02%	4.10%	3.73%	3.00%	150%	140%
4	10.46%	7.87%	9.86%	8.37%	4.03%	3.20%	2.97%	2.60%	145%	140%
5	7.71%	5.90%	8.21%	6.50%	3.12%	2.25%	2.58%	2.35%	140%	145%
6	5.75%	4.04%	6.35%	4.64%	2.20%	1.60%	2.31%	1.90%	135%	140%
7	3.94%	2.88%	4.54%	3.48%	1.56%	1.10%	1.87%	1.50%	105%	135%
8	2.78%	1.69%	3.40%	2.49%	1.06%	0.60%	1.47%	1.10%	85%	100%
9	1.61%	0.71%	2.39%	1.31%	0.57%	0.20%	1.06%	0.60%	65%	65%
10	0.65%	0.00%	1.20%	0.00%	0.18%	0.00%	0.55%	0.00%	35%	35%
11+	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0%	0%
Using the factors available in the table above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
A surrender in the last month of policy year 2.
The policy is a non-modified endowment contract.
Cash Value =$200,000.
75% Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount).
25% Rider Specified Amount Allocation (as a percentage of the Total Specified Amount).
Cumulative Premium Load =$15,250.
60% Enhancement Schedule A and 40% Enhancement Schedule B election.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Benefit = [X (Base policy Specified Amount Allocation) + Y (Rider Specified Amount Allocation] x Cash Value
Where: X	=	[(Enhancement Schedule A election) (base policy Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Base policy Enhancement Percentage Schedule B)]
	=	[(60%)(13.69%) + (40%)(11.39%)] =12.77%
Y	=	[(Enhancement Schedule A election) (Rider Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Rider Enhancement Percentage Schedule B)]
	=	[(60%)(5.10%)] + [(40%)(3.80%)] =4.58%
	=	[(12.77%)(0.75) + (4.58%)(0.25)] x $200,000
	=	(10.73%) x $200,000
	=	$21,445.00
Enhancement Cap = [(Enhancement Schedule A election) (Enhancement Cap percentage Schedule A) +
(Enhancement Schedule B election) (Enhancement Cap Percentage Schedule B)] x cumulative Premium Load=[(60%) (155%) + (40%) (140%)] x $15,250 =149% x $15,250 =$22,722.50
69

Since $21,445.00 is below the $22,722.50 Enhancement Cap, the Enhancement Benefit here is $21,445.00.
70

Appendix D: Examples of Charge Blending
For Policies with Applications Signed On or After January 2, 2010
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming: the policy is in year 3; the Total Specified Amount is $1,000,000.00; and the Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. In each table, the first column after the "Policy Year" column shows charges associated with the Base Policy, the second column shows charges associated with the Additional (insurance) Protection Rider and the third column shows how those charges will be "blended" with an election of the Additional (insurance) Protection Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine weighed average, the charge amount attributed to base and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
For the examples below, assume:
Policy year 3
Total Specified Amount is $1,000,000.00
Total Specified Amount is allocated 80% to Base Policy Specified Amount and
20% to Rider Specified Amount; therefore,
Base Policy Specified Amount Allocation is 80%
Rider Specified Amount Allocation is 20%
All of the tables and calculations examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Premium Load charge is calculated.
Total Premium Load Charges
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
[(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Annualized Mortality and Expense Risk Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Mortality and Expense Risk Charge	Rider Mortality and Expense Risk Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Using the charges in the table above and the assumptions in the example listed above, here is how the annualized Mortality and Expense Risk charge is calculated.
71

Annualized Mortality and Expense Risk Charge
= [(Base Policy Specified Amount Allocation) x (Base Mortality and Expense Risk Charge)] + [(Rider Specified Amount Allocation) x (Rider Mortality and Expense Risk Charge)] = [(0.80) x (0.0025)] + [(0.20) x (0.0025)]
= [(0.002)] + [(0.0005)]
= 0.0025 or 0.25% of the daily net assets allocated to the Sub-Accounts.
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Per $1,000 of Total Specified Amount charge is calculated.
Per $1,000 of Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Per $1,000 of Base Policy Specified Amount Charge)] + [(Rider Specified Amount Allocation) x (Per $1,000 of Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
= $68.00, deducted monthly from Cash Value.
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance per $1,000 charge is calculated.
Cost of Insurance Per $1,000 Charge
= [(Base Policy Specified Amount Allocation) x (Base Cost of Insurance Per $1,000)] + [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Per $1,000)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
= 0.10073 per $1,000 of Net Amount at Risk.
72

For Policies with Applications Signed Before January 2, 2010
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Annualized Mortality and Expense Risk Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Policy Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	$1,320.00	$240.00	$1,104.00
2	$1,320.00	$240.00	$1,104.00
3	$1,320.00	$240.00	$1,104.00
4	$1,320.00	$240.00	$1,104.00
5	$1,320.00	$240.00	$1,104.00
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.07414	0.04033	0.06738
2	0.08527	0.04698	0.07761
3	0.09807	0.05474	0.08940
4	0.11279	0.06377	0.10298
5	0.12972	0.07430	0.11863
73

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-43671

Future Corporate VULSM
Corporate Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2015.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial advisor, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial advisor. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, please contact Nationwide using any of the methods described in the "Contacting the Service Center" section of this prospectus.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Please contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this
1

prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
2

3

Table of Contents (continued)
4

In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
5

Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Examine (and Cancel).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Change Of Insured Rider (automatically issued at no charge)
•	Additional (insurance) Protection Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
6

Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
7

Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
8

In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Load Charge[1]	Upon Making A Premium Payment	Maximum: 12.00% from each Premium payment
Partial Surrender Fee	Upon Partial Surrender	Maximum: the lesser of $25 or 2% of the amount surrendered
Current Charge: $0
[1]	For policies with applications dated before January 1, 2009, the maximum charge for the Premium Load Charge is 9.00%. The Premium Load Charge is intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. If the actual tax liability is more or less, the charge will not be adjusted retroactively.
The maximum charge is reduced to 5.5% of each Premium payment starting with the sixth policy year (for policies with applications dated before January 1, 2009, the maximum charge is reduced to 5.5% of each Premium payment starting with the eighth policy year). Currently, the charges for policies vary according to the time of purchase, the amount of the Additional (insurance) Protection Rider, and the amount of annual Premium, see Premium Load Charge.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Minimum: $0.03 per month	Maximum: $83.33 per month	Representative: $0.20 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Base Policy Specified Amount and Rider Specified Amount of $250,000	Per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra Charge assessed
Mortality and Expense Risk Charge[3]	Daily, Based on an Annual Effective Rate	Maximum: 0.90% of daily net assets	Current: 0.25% of daily net assets
Proportionately from Cash Value allocated to Sub-Accounts
9

Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Policy Loan Interest[4]	Annually (Accrues Daily)	Maximum: 3.50% of the outstanding policy loan
Current: 2.80% of the outstanding policy loan
Administrative Charge	Monthly	Maximum: $10 per month	Current: $5 per month
Proportionately from Cash Value allocated to Sub-Accounts
Per $1,000 of Base Policy Specified Amount[5]	Monthly	Minimum: $0.01 Per $1,000 of Base Policy Specified Amount	Maximum: $0.40 Per $1,000 of Base Policy Specified Amount	Representative: $0.08 per month(2)
Proportionately From Your Chosen Variable And Fixed Investment Options
Additional (insurance) Protection Rider Cost of Insurance6†	Monthly	Minimum: $0.01 per month	Maximum: $83.33 per month	Representative: $0.10 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Rider Specified Amount $250,000		Per $1,000 of Rider Specified Amount Proportionately from Cash Value allocated to Sub-Accounts
Additional (insurance) Protection Per $1,000 of Rider Specified Amount[7]	Monthly	Minimum: $0.01 Per $1,000 of Rider Specified Amount	Maximum: $0.40 Per $1,000 of Rider Specified Amount	Representative: $0.02 per month
Proportionately From Your Chosen Variable And Fixed Investment Options
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and the Net Amount At Risk. The charge will increase over time but will never exceed the maximum shown. For policies issued with applications dated before January 2, 2010, the Representative amount is $0.15 per month. For policies issued with applications dated before January 1, 2009, the Representative amount is $0.52 per month and the Cost of Insurance Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Base Policy Specified Amount.
[2]	The Flat Extra is only applicable if certain factors result in an Insured having a Substandard Rating. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[3]	For policies issued with applications dated before January 1, 2009, the maximum guaranteed charge is 0.75% of daily net assets. Currently, the Mortality and Expense Risk charge declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets
[4]	Currently, for polices issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter, see Policy Loans.
[5]	The Per $1,000 of Base Policy Specified Amount Charge is only assessed for policies with applications dated on or after January 1,
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2009. The Per $1,000 of Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. A different charge will be applied for any Rider Specified Amount under the Additional (insurance) Protection Rider. The Per $1,000 of Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see Per $1,000 of Base Policy Specified Amount. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount. The Representative Per $1,000 of Base Policy Specified Amount charge is $0.08 monthly for policies with applications signed on or after January 2, 2010. For policies with applications signed before January 2, 2010 the Representative Per $1,000 of Base Policy Specified Amount charge is $0.11 monthly.
[6]	For policies issued with applications dated before January 1, 2009, the Representative amount is $0.20 per month. The Additional (insurance) Protection Rider Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Rider Specified Amount, see Additional (insurance) Protection Rider.
[7]	The Additional (insurance) Protection Per $1,000 of Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different charge will be applied for any Base Policy Specified Amount under the policy. The Additional (insurance) Protection Per $1,000 of Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges and an example of how the Per $1,000 of Rider Specified Amount Charge is blended with the Per $1,000 of Base Policy Specified Amount Charge, see Additional (insurance) Protection Rider. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	2.08%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar month but are subject to change at any time. Nationwide will credit any
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interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Calvert Variable Products, Inc.
•	Davis Variable Account Fund, Inc.
•	Delaware VIP Trust
•	Deutsche Variable Series II
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insurance Products Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	Putnam Variable Trust
•	Royce Capital Fund
•	T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Fixed Income Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
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(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and
(c)	is a charge for Mortality and Expense Risk.
Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
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•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
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Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year
•	Only one transfer to and/or from may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted. On a current basis, transfers from the Fixed Account are limited during a policy year to the greater of: (a) 20% of that portion of the Cash Value attributable to the Fixed Account at the end of the prior policy year, and (b) 120% of the amount transferred from the Fixed Account during the preceding policy year.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, One Nationwide Plaza (1-11-401), Columbus, Ohio 43215-2220
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide
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has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
To determine the adjusted Death Benefit, the Net Amount At Risk at the time of the Insured's death is multiplied by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. This adjusted amount will be added to reflect the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks
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include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Policy Values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Policy Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Policy Values that result from the policy owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to exist before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate or successor-in-interest, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
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Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to exist before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to exist before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
To Purchase
The policy is available for Insureds between the issue ages of 18 to 79. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when all the Proceeds from the policy are paid. Nationwide may provide temporary insurance coverage before full insurance coverage takes effect, subject to its underwriting standards and the policy conditions.
Right to Examine (and Cancel)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
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Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 and Death Benefit Option 3 provide for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 and Death Benfit Option 3 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide's determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premiums
The policy Owner may make additional Premium payments at any time while the policy is In Force. Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk. Consideration will be given to the length of time since the Policy Date, the standard underwriting criteria for the amount of insurance after the requested increase, the number of policies owned by the policy Owner, and the degree of uniformity of any requested increases across all of the policies owned by the policy Owner. Nationwide's failure to refuse a Premium payment which increases the Net Amount At Risk does not constitute a waiver of Nationwide's right to refuse subsequent Premium payments which increase the Net Amount At Risk.
Nationwide will refund Premium payments that exceed the applicable Premium limit under Section 7702 of the Code. Additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor Premiums paid and other policy transactions and will notify the policy Owner when the policy's non-modified endowment contract status is in jeopardy, see Taxes.
Nationwide may require that policy indebtedness be repaid prior to accepting any additional Premium payments. For example, Nationwide may require indebtedness be repaid when policy loans exceed 90% of the Cash Value, when the Premium payment would result in an increase in the Net Amount At Risk, or when a Premium payment may alter the
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character of the policy for tax purposes. Any payment intended as a loan repayment, rather than a Premium Payment, must be indentified as such.
All subsequent Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50 per policy.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
An Enhancement Benefit is included in the policy. The benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy, unless the surrender is being made pursuant to a Section 1035 exchange. The Enhancement Benefit is not credited on amounts attributable to policy loans or partial surrenders. The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
The Enhancement Benefit is designed to, in the event of a full surrender in early years of the policy, decrease or eliminate the gap between the value of the policy and the liability on the policy owner's books (typically a liability associated with an employer sponsored plan). This gap is larger in early policy years due to the upfront costs associated with purchasing the policy and the lack of time that the policy's Cash Value has had to grow. The Enhancement Benefit will last for nine years if the policy is a modified endowment contract and for ten years if it is not a modified endowment contract.
The Enhancement Benefit is calculated monthly and is equal to the applicable enhancement percentage multiplied by the Cash Value of the policy. The enhancement percentages used in the Enhancement Benefit calculation decline over time decreasing to zero at the end of either the ninth policy year for modified endowment contracts or the tenth policy year for non-modified endowment contracts. If your policy includes the Additional (insurance) Protection Rider, the applicable enhancement percentage will depend proportionately upon your election of Base Policy Specified Amount and Rider Specified Amount. Additionally, the Enhancement Benefit is subject to a cap, set as a maximum percentage of the cumulative Premium Load collected under the policy.
Since the policy's Cash Value partially determines the amount of the Enhancement Benefit, factors that impact the policy's Cash Value will also impact the amount of the Enhancement Benefit. Also, the Additional (insurance) Protection Rider charges are lower than the charges under the base policy, so if the Rider is in effect, the Enhancement Benefit is reduced. This is reflected in the reduced enhancement percentages provided for coverage attributable to the Rider. See Appendix C for the factors used in calculating the Enhancement Benefit as well as an example.
The Enhancement Benefit is paid from Nationwide's general account at the time the policy is completely surrendered. As a general account obligation, the Enhancement Benefit is not part of the variable account and is an obligation of Nationwide. This means the Enhancement Benefit including a policy owner's right to receive payment is subject to Nationwide's claims paying ability and any claim to payment of the Enhancement Benefit may be subordinate to other claims on Nationwide's general account in the event Nationwide becomes insolvent. Nationwide reserves the right to postpone payment of the Enhancement Benefit for up to six months from the date of the policy owner's surrender request. Policy owners should consult with a tax advisor about the tax treatment of the Enhancement Benefit. The criteria for the
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Enhancement Benefit may change from time to time. The Enhancement Benefit will be determined in a manner that is not unfairly discriminatory to policy owners.
For policies issued as non-modified endowment contracts with applications signed on or after January 2, 2010, only, policy owners may elect to modify their Enhancement Benefit by choosing a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. The enhancement percentages from the respective schedules will be blended, according to the allocation percentages elected, to calculate the Enhancement Benefit percentage applicable to a particular policy. The purpose of blending is to allow the policy owner to more closely match the benefit to liability on the policy owner's books. Therefore, the appropriate allocation between Schedules A and B for a particular policy is dictated by the characteristics of the liability it is intended to offset. While the enhancement percentages in both schedules decline to zero at the end of the tenth policy year, generally:
•	an election with greater allocation to Schedule B than to Schedule A will result in a lower Enhancement Benefit in the early policy years, and a greater Enhancement Benefit in later policy years during which the Enhancement Benefit still applies, than an election with greater allocation to Schedule A than to Schedule B; conversely,
•	an election with greater allocation to Schedule A than to Schedule B will result in a greater Enhancement Benefit in the early policy years, and a lower Enhancement Benefit in the later policy years during which the Enhancement Benefit still applies, than an election with greater allocation to Schedule B than to Schedule A.
Policy owners should consult with an advisor to find an appropriate blending of Enhancement Benefit schedules that best fits their particular needs.
See Appendix C for the Schedule A and Schedule B Enhancement Benefit table and an example of the blending calculation.
To Change Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between issue ages of 18 to 79 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Additional (insurance) Protection Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease policy charges calculated per $1,000 of Base Policy Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
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To Irrevocably Transfer Cash Value Or Exchange The Policy
During the first 24 months of coverage, or longer if required by state law, the policy owner has a right to irrevocably elect to transfer 100% of the policy's Cash Value to the Fixed Account, irrespective of transfer restrictions. After this election, the policy will no longer participate in the Investment Experience of the Sub-Accounts. The policy's Cash Value will be credited with the Fixed Account's interest rate. To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
After the first 24 months of coverage, the policy owner may make a request to exchange the policy for a different policy subject to evidence that the Insured meets current underwriting standards of insurability. The new policy may be one of Nationwide's available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. This policy will terminate when the new policy takes effect. The exchange may have tax consequences, see Exchanging The Policy For Another Life Insurance Policy.
To Terminate or Surrender
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner's income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
The policy owner will receive transaction confirmations and an annual report that shows:
•	the Total Specified Amount;
•	the current Cash Value;
•	Premiums paid;
•	the Cash Surrender Value;
•	all charges since the last report; and
•	Indebtedness.
Nationwide will send these reports to the address provided on the application unless directed otherwise. At any time after the first policy year, the policy owner may ask for an illustration of future benefits and values under the policy. There may be a fee assessed for illustrations.
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Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. In evaluating and underwriting a corporate or legal entity purchasing the policy, and setting cost of insurance charges, Nationwide may take into account several factors, including the purpose for which the policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency. The policy owner can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, Nationwide's investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
A Premium Load is deducted from each Premium payment to partially reimburse Nationwide for acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit. The Premium Load depends on the number of years since the Policy Date, the amount of annual Premium, and the amount of term insurance coverage purchased via the Additional (insurance) Protection Rider. Each increase in the Base Policy Specified Amount is treated as new coverage, with the Premium Load attributable to the increase determined as if it is part of a newly issued policy. In the policy, the Premium Load Charge is referred to as the "Percent of Premium Charge".
Premium payments are divided into contributions towards Target Premium and Excess Premium. Target Premium is an annual Premium based on the Base Policy Specified Amount (i.e., the Policy without any Riders) and the Insured's age and underwriting class. A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium. The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Policy Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium. The chart below shows the current Premium Loads on Target Premium and Excess Premium.
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Premium Load Applicable To Policies Issued With
Applications Dated On Or After January 1, 2009
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	4%
2	8%	3%
3	6%	2%
4	4%	2%
5+	2%	2%
Premium Load Applicable To Policies Issued On Or After January 1, 2006
With Applications Signed Before January 1, 2009
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
8.5% of Premium payments up to and including Target Premium PLUS 5% of Premium payments in excess of Target Premium	1	7% of Premium payments up to and including Target Premium PLUS 4% of Premium payments in excess of Target Premium
	2	6% of Premium payments up to and including Target Premium PLUS 3% of Premium payments in excess of Target Premium
	3	5% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	4	4% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	5	3% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	6	2% of Premium payments
7
5.5% of Premium payments up to and including Target Premium PLUS 3.5% of Premium payments in excess of Target Premium	8
9
10
3.5% of Premium payments	11+
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Premium Load Applicable To Policies Issued On Or After September 9, 2002
With Applications Signed Before January 1, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
9% of Premium payments up to and including Target Premium PLUS 7% of Premium payments in excess of Target Premium	1	9% of Premium payments for the Base Policy Specified Amount up to and including Target Premium
PLUS
6.5% of Premium payments for the Base Policy Specified Amount in excess of Target Premium
PLUS
[3.29% - (A x B)] of Premium payments for the Rider Specified Amount, where
A = 1.29% of the Premium payments allocable to the Rider Specified Amount; and
B = the ratio of the Rider Specified Amount to the Total Specified Amount
2
3
4
5
	6	3.5% of Premium payments
7
5.5% of Premium payments	8
9
10
3.5% of Premium payments	11+	2% of Premium payments
Premium Load Applicable To Policies Issued Prior To September 9, 2002
Policy Year	Premium Load for All Policies
1	9% of Premium payments for the Base Policy Specified Amount up to and including Target Premium
PLUS
6.5% of Premium payments for the Base Policy Specified Amount in excess of Target Premium
PLUS
6.5% of Premium payments for the Rider Specified Amount
2
3
4
5
6
7
8+	3.5% of Premium payments
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and Fixed Account. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's age, sex (if not unisex classified), tobacco use, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
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Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Per $1,000 of Base Policy Specified Amount
For policies with applications dated on of after January 1, 2009, Nationwide deducts a monthly Per $1,000 of Base Policy Specified Amount charge from the policy's Cash Value to compensate for sales, underwriting, distribution and issuance of the policy. This charge is not assessed on policies issued with applications dated prior to January 1, 2009. The charge applicable to the policy depends on the Total Specified Amount (the Base Policy Specified Amount and the Rider Specified Amount, if any). The maximum guaranteed monthly Specified Amount Charge is $0.40 Per $1,000 of Base Policy Specified Amount (unless the Policy is purchased in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed monthly Specified Amount Charge is $0.085 Per $1,000 of Base Policy Specified Amount). The Per $1,000 of Base Policy Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. In the policy, the Per $1,000 of Base Policy Specified Amount charge is referred to as the "Monthly Per $1,000 of Specified Amount Charge."
A distinct Per $1,000 of Rider Specified Amount charge applies to the Additional (insurance) Protection Rider. If the policy owner elects that Rider, the Total Specified Amount charges paid will depend upon the allocation of Total Specified Amount between the base policy and the Additional (insurance) Protection Rider. To determine Total Specified Amount charges, the amount of the Per $1,000 of Base Policy Specified Amount charge must be added to the amount of the Per $1,000 of Rider Specified Amount charge. Total charges are a weighted average of the amount of Per $1,000 of Base Policy Specified Amount and Per $1,000 of Rider Specified Amount. The end result is a charge blending. For further explanation of this blending, including an example, see the "Additional (insurance) Protection Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for certain actual expenses, including a partial reimbursement of acquisition costs and premium taxes not covered by Premium Load charges. The charge also helps Nationwide off-set expense risks associated with the policy, such as the risk that the costs of issuing and administering the policy will be more than expected, the risk that lapse and surrender rates will be higher than expected, and the charge may provide profit to Nationwide. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
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The Mortality and Expense Risk Charge is guaranteed not to exceed 0.90% of the policy's Cash Value, on an annualized basis. For policies issued with applications dated before January 1, 2009, this charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The table below shows the current Mortality and Expense Risk Charges.
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets
A different Mortality and Expense Risk Charge schedule applies to policies with applications signed before January 1, 2006:
Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5. The maximum guaranteed charge is $10.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total production based compensation will not exceed the maximum of 40% of first year Premiums and 15% for renewal Premiums after the first year. For policies with applications dated before January 1, 2009, the total compensation will not exceed a maximum of 29.5% of first year Premiums and 11.5% for renewal Premiums after the first year. Commission may be paid as an asset-based amount instead of a Premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned Cash Value per year.  For policies with applications dated before January 1, 2009, if an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative or Nationwide Business Solutions Group to know the exact compensation arrangement associated with this policy.
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Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide
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received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
Policy Riders and Rider Charges
The policy owner may elect/purchase one or more Riders listed below. There may be additional charges assessed for elected Riders. Availability, operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
Riders may not be elected or purchased independently of the policy. Upon termination of this policy, all Riders will also terminate.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
1.	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
2.	The new Insured may be required to submit satisfactory evidence of insurability.
3.	The new Insured must satisfy Nationwide's underwriting requirements.
4.	The policy must be In Force and not be in a Grace Period at the time of the change.
5.	The new Insured must have been at least age 18 on the Policy Date.
6.	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
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Additional (insurance) Protection Rider
General Information on the Benefits and Operation of the Additional (insurance) Protection Rider
This Rider will modify the amount of insurance coverage (Death Benefit) under the policy. The benefit associated with the Additional (insurance) Protection Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100. The charges for the Rider are calculated in the same manner as those applicable to the Base Policy. In the policy, this Rider is referred to as the "Supplemental Insurance Rider".
Currently, if the policy owner chooses to purchase coverage under this Rider and concurrently reduce the Base Policy Specified Amount by an off-setting amount, some of the charges associated with the policy will be reduced because charges under the Rider may be lower than the corresponding charges under the base policy. Rider policy charges are lower in most cases because the Rider is term insurance. The greater the allocation is to Rider, the lower the overall charges will be under the policy. See Appendix D: Examples of Charge Blending for examples showing how charges are "blended" when the Additional (insurance) Protection Rider is elected.
Note that:
•	Certain benefits that are normally available under the policy may be reduced or eliminated when this Rider is in effect.
•	In some years and/or at some ages, the cost of insurance charge for the Rider is more expensive than the cost of insurance for the base policy;
•	The Rider's Death Benefit terminates when the Insured reaches Attained Age 100; and
•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.
The policy owner may purchase the Rider at the time of application or, subject to Nationwide's approval, at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If purchased at the time of application, the effective date of the Rider is the same as the effective date of insurance coverage. If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the written request, unless the policy owner specifies and Nationwide approves a different date. The Rider Specified Amount may be combined with the Base Policy Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page. However, while the Rider is in effect, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount. The policy owner may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.
Rider Specified Amount Increases and Reductions Due to Partial Surrender
All increases and decreases of Rider Specified Amount, including decreases due to partial surrender are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
Charges Associated with the Additional (insurance) Protection Rider
The Additional (insurance) Protection Rider charges listed below are different from the charges under the Base Policy. These charges will be applied to coverage under the Additional (insurance) Protection Rider and are in addition to the charge(s) paid on coverage under the base policy.
•	Rider Cost of Insurance Charge (for all policies); and
•	Per $1,000 of Rider Specified Amount Charge (only assessed on policies with applications dated on or after January 1, 2009)
Rider Cost of Insurance Charge
If the policy owner elects the Additional (insurance) Protection Rider, a monthly Additional (insurance) Protection Rider Cost of Insurance charge will be deducted to compensate Nationwide for providing term life insurance on the Insured, regardless of the Policy Date. This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's Death Benefit (described below). Nationwide bases the Additional (insurance) Protection Rider cost of insurance rate on expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Additional (insurance) Protection Rider cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, and the number of years from the Policy Date.
The Additional (insurance) Protection Rider Cost of Insurance Charge will be deducted proportionally from the Sub Account allocations and the Fixed Account. Because the Rider charge is deducted from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
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Per $1,000 of Rider Specified Amount Charge
If the policy owner purchases the Additional (insurance) Protection Rider with an application dated on or after January 1, 2009, Nationwide will deduct a monthly Per $1,000 of Rider Specified Amount Charge from the policy's Cash Value to compensate for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between the Base Policy Specified Amount and the Rider Specified Amount. The Specified Amount charge for the combination of the base policy and the Additional (insurance) Protection Rider is determined using a weighted average (i.e., a blend that uses the relative proportions of the base and Rider Specified Amounts) of the base and Rider charges.
The Per $1,000 of Rider Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. The table below shows the current Per $1,000 of Rider Specified Amount Charges. The maximum guaranteed monthly Additional (insurance) Protection Rider Per $1,000 Specified Amount Charge is $0.40 Per $1,000 of Rider Specified Amount (unless the Policy is purchased in the state of New York, where the maximum guaranteed monthly Rider Specified Amount Charge is $0.085 Per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Per $1,000 of Base Policy Specified Amount charge to the Per $1,000 of Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and the elected Rider Specified Amount. The end result is a charge blending, see Appendix D: Examples of Charge Blending.
Death Benefit Calculations with the Additional (insurance) Protection Rider
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and calculation of the Death Benefit. The current death benefit option in effect is shown on the Policy Data Page. The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline Premium/Cash Value corridor test or the Cash Value accumulation test is used).
After the Death Benefit is calculated, it is allocated between the elected amounts of base policy and this Rider.
1.	Base Policy Death Benefit – The amount of the Death Benefit allocated to the base policy is calculated using the formula below.
Base Policy Death Benefit = CV + (Total NAAR) x (Base Policy Specified Amount)/(Total Specified Amount)
Where:
CV = the Cash Value of the policy
Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value
The formula above determines the portion of the Death Benefit applied to base policy by determining the ratio Base Policy Specified Amount bears to Total Specified Amount.
2.	Additional (insurance) Protection Rider Death Benefit – The amount of the Death Benefit we allocate to the Additional (insurance) Protection Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).
In most instances, charges end up being lower if the policy owner allocates as much coverage as possible to the Rider.
Total Specified Amount remains the same unless the policy owner specifically request an increase or decrease. All increases or decreases are done proportionally based on the established allocation between Rider Specified Amount and Base Policy Specified Amount.
If the Cash Value increases, the portion of the Death Benefit attributable to this Rider may, at times, be less than the Rider Specified Amount. If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Policy Specified Amount.
Terminating the Rider
The policy owner may terminate this Rider by submitting a written request to the Service Center. Nationwide may require that the policy owner submit the policy for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in the pattern of policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.
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Nationwide reserves the right to deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the Owner if the policy's non-modified endowment contract status is in jeopardy.
This Rider also terminates upon the earliest of the following dates:
•	The date policy is surrendered or terminated;
•	The date the policy Lapses;
•	The Insured's death; or
•	The date the Insured reaches Attained Age 100.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value attributable to this Rider available to upon termination of this Rider.
In most instances, terminating the Rider will not be to the policy owner's advantage. If the policy owner decides to terminate the Rider, the policy owner should carefully discuss this decision with the registered representative or a qualified financial advisor.
Policy Owner Services
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Policy owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in certain Sub-Accounts based upon a preset allocation. There is no additional charge associated with choosing a GPS.
GPS portfolios are available under the policy at the time of application and can be added after the Policy Date by contacting the Service Center. The policy owner may elect only one GPS portfolio and the total allocation to that portfolio must equal 100%.
A GPS is a static portfolio strategy. In other words, the allocations or "split" between the underlying Sub-Accounts is not monitored or adjusted to reflect changing market conditions. As such, Nationwide will not automatically rebalance Cash Value allocated to a GPS portfolio to ensure that the assets remain allocated to the underlying Sub-Accounts in the same proportion that they were allocated at the time of election. Further, Nationwide will not automatically rebalance, or otherwise modify the policy owner's allocations to the underlying Sub-Accounts to reflect changes in the GPS portfolio split or changes in available Sub-Accounts subsequent to the policy owner's original GPS election.
Nationwide is not providing investment advice by providing GPS. The policy owner may elect to transfer out among the Sub-Accounts at any time subject to the terms of this prospectus. For additional information about the Sub-Accounts that comprise a GPS, see Appendix A: Sub-Account Information.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 90% of the Cash Value allocated to the Fixed Account (100% for policies issued with applications dated prior to January 1, 2009) plus 100% of the policy loan account. Any applicable Enhancement
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Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum. For policies issued with applications prior to January 1, 2009, the maximum annual interest rate is 3.75% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, for polices issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.0% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the Fixed Account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
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•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy's monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to at least four times the current monthly deductions. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
The effective date of a reinstated policy, including any reinstated Riders, will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
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Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the Fixed Account for up to six months. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code.
Partial Surrender
After the policy has been In Force for one year, the policy Owner may request a partial surrender by sending a written request to the Service Center. Nationwide may limit partial surrenders to one per year.
Partial surrenders are permitted if the partial surrender request satisfies the following requirements:
•	the minimum partial surrender is $500;
•	the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; a partial surrender may not cause the Total Specified Amount to be reduced below the minimum Total Specified Amount shown on the Policy Data Page; and
•	after the partial surrender, the policy continues to satisfy Section 7702 of the Code.
Reduction of Base Policy Specified Amount on a Partial Surrender
When a partial surrender is made, the policy's Cash Value is reduced by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, the partial surrender is deducted proportionately from the assets in each Sub-Account at the time of the partial surrender. Amounts will be distributed from the Fixed Account only when there are insufficient amounts in the Sub-Accounts.
When a partial surrender is taken the Base Policy Specified Amount is reduced so that the Net Amount At Risk does not increase. Because the Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount. Any reduction made to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and
•	against the Base Policy Specified Amount under the original application.
Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause the policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.
Partial Surrender Fee
Nationwide currently waives the Partial Surrender Fee, see In Summary: Fee Tables and Partial Surrender Fee.
Preferred Partial Surrenders
Preferred partial surrenders do not result in a reduction to the Specified Amount. A preferred partial surrender is a partial surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.
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The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
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•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Maximum Death Benefit
For policies issued after the later of May 1, 2002, or the date approved in the state where the policy is issued, Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Page. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
Upon each monthly anniversary and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit.  If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender (i.e., a pre-death distribution) will be processed from the policy to lower the Cash Value. The partial surrender will be for an amount necessary to lower the Cash Value to a level that would result in the Death Benefit not exceeding the sum of the Cash Value and the lesser of (i) 180% of the Total Specified Amount on the Policy Date and (ii) $7,200,000.00.  The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Additional (insurance) Protection Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
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If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Page with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Proceeds Upon Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Taxes, Surrendering the Policy; Maturity.
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Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	For policies with applications dated on or after January 1, 2009, Death Benefit Option 2 and Death Benefit Option 3 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	For policies with applications dated before January 1, 2009, Death Benefit Option 2 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value. Additionally, the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Total Specified Amount plus the greater of the accumulated premium account and the Cash Value if the Death Benefit is Option 3;
•	100% of the policy's Cash Value (for policies with Death Benefit Option 1) or the accumulated premium payments (for policies with Death Benefit Option 3 and applications dated before January 1, 2009) will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date. Note: if the Additional (insurance) Protection Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
The Payout Options
Normally, Nationwide will make a lump sum payment of policy Proceeds within seven days of the date a written request is received at the Service Center. Nationwide will postpone payment of Proceeds on days that it is unable to price Accumulation Units. Nationwide may delay payment of Proceeds allocated to the Fixed Account as permitted by state law, see Valuation of Accumulation Units. The policy owner or the beneficiary may also elect to leave the Proceeds on deposit in an interest-bearing checking account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying
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investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
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However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable
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payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have
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taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
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Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however,
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that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class A)

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I

This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
American Funds Insurance Series® - Bond Fund: Class 2

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with growth of capital.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return (i.e. the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).
Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio

This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Calvert Investment Management, Inc.
Sub-advisor:	Ameritas Investment Partners, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Davis Variable Account Fund, Inc. - Davis Value Portfolio
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche Variable Series II - Deutsche Large Cap Value VIP: Class B

This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	High rate of total return.
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Deutsche Variable Series II - Deutsche Small Mid Cap Value VIP: Class B

This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class

This Sub-Account is only available in policies issued before December 31, 2009
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
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Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class

This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares

This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
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Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares

This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares

This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares

This Sub-Account is only available in policies issued before December 31, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
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Janus Aspen Series - Forty Portfolio: Service Shares

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class

This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC

This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund's investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
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MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I

This Sub-Account is no longer available to receive transfers or new premium payments effective October 21, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
60

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class Shares

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital; current income is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Large Cap Value Portfolio: I Class Shares

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value Portfolio: I Class Shares

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class Shares

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
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Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return consistent with preservation of capital and prudent investment management.
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PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term growth of capital primarily in the common stocks of growth companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks capital appreciation and income from stocks and bonds.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks a high level of current income consistent with moderate fluctuations in principal value.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
The Universal Institutional Funds, Inc. - Growth Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
63

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I

This Sub-Account is not an investment option for new policy owners beginning March 31, 2011
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I

This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Class 2

This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
64

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Enhancement Benefit – An additional amount added to the policy's Cash Surrender Value upon a full surrender of the policy during the first six policy years, provided the qualifying conditions have been satisfied.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100 for policies with applications dated prior to January 1, 2009. For policies with applications dated on or after January 1, 2009, the Maturity Date is anniversary of the Policy Date on or next following the Insured reaching Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
65

Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional (insurance) Protection Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
66

Appendix C: Factors Used in Calculating the Enhancement Benefit
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting our Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	155%
2	4.65%	4.15%	3.66%	3.25%	155%
3	4.10%	3.60%	3.21%	2.80%	150%
4	3.55%	3.05%	2.76%	2.35%	145%
5	3.00%	2.45%	2.31%	1.85%	140%
6	2.40%	1.85%	1.81%	1.35%	135%
7	1.80%	1.25%	1.31%	0.85%	105%
8	1.20%	0.65%	0.81%	0.40%	85%
9	0.60%	0.00%	0.37%	0.00%	65%
10	0.00%	0.00%	0.00%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
Applicable Only to Policies With Applications Signed Before January 2, 2010
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	15.85%	15.85%	5.20%	5.20%	155%
2	15.65%	13.41%	5.13%	4.40%	155%
3	13.22%	11.10%	4.33%	3.60%	150%
4	10.92%	8.88%	3.55%	3.00%	145%
5	8.70%	6.75%	2.96%	2.50%	140%
6	6.58%	4.66%	2.46%	2.00%	135%
7	4.52%	3.02%	1.96%	1.50%	105%
8	2.92%	1.86%	1.46%	1.00%	85%
9	1.78%	0.89%	0.96%	0.50%	65%
10	0.82%	0.00%	0.46%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
A surrender in the last month of policy year 2.
The policy is a non-modified endowment contract.
Cash Value =$200,000.
75% Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount).
25% Rider Specified Amount Allocation (as a percentage of the Total Specified Amount).
Cumulative Premium Load =$15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage =(Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 13.41%) + (0.25 x 4.40%) =11.1575%
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=11.1575% x $200,000 =$22,315.00Enhancement Cap =Enhancement Cap Percentage x cumulative Premium Load
=155% x $15,250 =$23,637.50
Since $22,315.00 is below the $23,637.50 Enhancement Cap, the Enhancement Benefit here is $22,315.00.
Enhancement Benefit Factors for Non-Modified Endowment Contracts: Blending of Enhancement Benefit Schedules
Applicable Only to Policies With Applications Signed On or After January 2, 2010
	Base Policy Enhancement Percentage Schedule A		Base Policy Enhancement Percentage Schedule B		Rider Enhancement Percentage Schedule A		Rider Enhancement Percentage Schedule B		Enhancement Cap Percentage Schedule A	Enhancement Cap Percentage Schedule B
Policy Year	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12
1	16.15%	16.15%	13.35%	13.35%	6.00%	6.00%	4.60%	4.60%	155%	140%
2	15.95%	13.69%	13.19%	11.39%	5.93%	5.10%	4.53%	3.80%	155%	140%
3	13.44%	10.70%	11.27%	10.00%	5.02%	4.10%	3.73%	3.00%	150%	140%
4	10.46%	7.87%	9.86%	8.37%	4.03%	3.20%	2.97%	2.60%	145%	140%
5	7.71%	5.90%	8.21%	6.50%	3.12%	2.25%	2.58%	2.35%	140%	145%
6	5.75%	4.04%	6.35%	4.64%	2.20%	1.60%	2.31%	1.90%	135%	140%
7	3.94%	2.88%	4.54%	3.48%	1.56%	1.10%	1.87%	1.50%	105%	135%
8	2.78%	1.69%	3.40%	2.49%	1.06%	0.60%	1.47%	1.10%	85%	100%
9	1.61%	0.71%	2.39%	1.31%	0.57%	0.20%	1.06%	0.60%	65%	65%
10	0.65%	0.00%	1.20%	0.00%	0.18%	0.00%	0.55%	0.00%	35%	35%
11+	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0%	0%
Using the factors available in the table above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
A surrender in the last month of policy year 2.
The policy is a non-modified endowment contract.
Cash Value =$200,000.
75% Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount).
25% Rider Specified Amount Allocation (as a percentage of the Total Specified Amount).
Cumulative Premium Load =$15,250.
60% Enhancement Schedule A and 40% Enhancement Schedule B election.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Benefit = [X (Base policy Specified Amount Allocation) + Y (Rider Specified Amount Allocation] x Cash Value
Where: X	=	[(Enhancement Schedule A election) (base policy Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Base policy Enhancement Percentage Schedule B)]
	=	[(60%)(13.69%) + (40%)(11.39%)] =12.77%
Y	=	[(Enhancement Schedule A election) (Rider Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Rider Enhancement Percentage Schedule B)]
	=	[(60%)(5.10%)] + [(40%)(3.80%)] =4.58%
	=	[(12.77%)(0.75) + (4.58%)(0.25)] x $200,000
	=	(10.73%) x $200,000
	=	$21,445.00
Enhancement Cap = [(Enhancement Schedule A election) (Enhancement Cap percentage Schedule A) +
(Enhancement Schedule B election) (Enhancement Cap Percentage Schedule B)] x cumulative Premium Load=[(60%) (155%) + (40%) (140%)] x $15,250 =149% x $15,250 =$22,722.50
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Since $21,445.00 is below the $22,722.50 Enhancement Cap, the Enhancement Benefit here is $21,445.00.
69

Appendix D: Examples of Charge Blending
For Policies with Applications Signed On or After January 2, 2010
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming: the policy is in year 3; the Total Specified Amount is $1,000,000.00; and the Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. In each table, the first column after the "Policy Year" column shows charges associated with the Base Policy, the second column shows charges associated with the Additional (insurance) Protection Rider and the third column shows how those charges will be "blended" with an election of the Additional (insurance) Protection Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine weighed average, the charge amount attributed to base and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
For the examples below, assume:
Policy year 3
Total Specified Amount is $1,000,000.00
Total Specified Amount is allocated 80% to Base Policy Specified Amount and
20% to Rider Specified Amount; therefore,
Base Policy Specified Amount Allocation is 80%
Rider Specified Amount Allocation is 20%
All of the tables and calculations examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Premium Load charge is calculated.
Total Premium Load Charges
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
[(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Annualized Mortality and Expense Risk Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Mortality and Expense Risk Charge	Rider Mortality and Expense Risk Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Using the charges in the table above and the assumptions in the example listed above, here is how the annualized Mortality and Expense Risk charge is calculated.
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Annualized Mortality and Expense Risk Charge
= [(Base Policy Specified Amount Allocation) x (Base Mortality and Expense Risk Charge)] + [(Rider Specified Amount Allocation) x (Rider Mortality and Expense Risk Charge)] = [(0.80) x (0.0025)] + [(0.20) x (0.0025)]
= [(0.002)] + [(0.0005)]
= 0.0025 or 0.25% of the daily net assets allocated to the Sub-Accounts.
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Per $1,000 of Total Specified Amount charge is calculated.
Per $1,000 of Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Per $1,000 of Base Policy Specified Amount Charge)] + [(Rider Specified Amount Allocation) x (Per $1,000 of Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
= $68.00, deducted monthly from Cash Value.
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance per $1,000 charge is calculated.
Cost of Insurance Per $1,000 Charge
= [(Base Policy Specified Amount Allocation) x (Base Cost of Insurance Per $1,000)] + [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Per $1,000)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
= 0.10073 per $1,000 of Net Amount at Risk.
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For Policies with Applications Signed Before January 2, 2010
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Annualized Mortality and Expense Risk Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Policy Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	$1,320.00	$240.00	$1,104.00
2	$1,320.00	$240.00	$1,104.00
3	$1,320.00	$240.00	$1,104.00
4	$1,320.00	$240.00	$1,104.00
5	$1,320.00	$240.00	$1,104.00
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.07414	0.04033	0.06738
2	0.08527	0.04698	0.07761
3	0.09807	0.05474	0.08940
4	0.11279	0.06377	0.10298
5	0.12972	0.07430	0.11863
72

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-43671

Future Corporate VULSM
BAE Future Corporate VULSM
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Corporate Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI'') contains additional information regarding Corporate Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2015 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2015.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on December 3, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Nationwide paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.40% of the Commissionable Target Premium and 0.01333% of cash value beginning in the second policy year for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
2

Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's issue age, underwriting class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy.
For policies with applications dated before January 1, 2009, guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
For policies with applications dated on or after January 1, 2009, guaranteed cost of insurance rates for policies are based on the 2001 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. For policies with applications signed on or after January 1, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan. The most favorable is Class A, followed by Class B, and then Class C. For policies issued before January 1, 2006, there are no sub-classifications.
In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.
The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.
Net Amount at Risk
The policy's cost of insurance is also dependent on the policy's Net Amount At Risk, which equals the policy's Death Benefit minus the policy's Cash Value. For policies with applications signed before January 1, 2006, the policy's Net Amount At Risk is allocated to the Additional (insurance) Protection Rider first (if applicable) and any remaining excess is allocated to the base policy coverage. For policies with applications signed on or after January 1, 2006, the policy's Net Amount At Risk is allocated between base coverage and Additional (insurance) Protection Rider coverage proportionately, using the ratio (at the time of issuance) of each to the total Specified Amount. This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount of coverage received, as compared to the total Specified Amount.
If you did not elect the Additional (insurance) Protection Rider, this distinction is irrelevant.
Target Premium
Nationwide uses "target premium" to calculate the premium load charge. For all policies, target premium is calculated according to established SEC rules and regulations. For policies with applications signed before January 1, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code. For policies with applications signed on or after January 1, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance. Additionally, in determining the target premium, Nationwide assumes: the policy is not a modified endowment contract (as defined in the Code); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.
3

Illustrations
Before purchase of the policy and upon request thereafter, Nationwide will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested. There is currently no charge for illustrations.
Note: The policy owner, selects the Premium amount and frequency shown in the product illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because this is a variable insurance product with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, you may be required to pay additional Premium in order to meet your goals and/or to prevent the policy from Lapsing. Generally, variable life insurance is considered a long-term investment. Please weigh the investment risk and costs associated with this product against your objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
4

Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
Attained Age of Insured	Percentage of Cash Value
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
Attained Age of Insured	Percentage of Cash Value
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions.
For policies with applications dated before January 1, 2009, the relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the age, and risk classification of the Insured.
The table below provides an example for policies with applications dated before January 1, 2009, of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco issue age 45, non-medically underwritten.
Policy Year	Percentage of Cash Value
1	283%
2	274%
3	266%
4	258%
5	250%
6	243%
7	236%
8	229%
9	223%
Policy Year	Percentage of Cash Value
10	217%
11	211%
12	205%
13	200%
14	194%
15	189%
16	185%
17	180%
18	176%
Policy Year	Percentage of Cash Value
19	171%
20	167%
21	163%
22	160%
23	156%
24	153%
25	150%
26	147%
27	144%
5

Policy Year	Percentage of Cash Value
28	141%
29	139%
30	136%
31	134%
32	133%
33	132%
34	132%
35	131%
36	131%
37	130%
Policy Year	Percentage of Cash Value
38	130%
39	127%
40	124%
41	122%
42	119%
43	117%
44	115%
45	113%
46	112%
47	111%
Policy Year	Percentage of Cash Value
48	110%
49	109%
50	108%
51	106%
52	105%
53	104%
54	102%
55	101%
56	101%
For policies with applications dated on of after January 1, 2009, the relevant material assumptions include an interest rate of 4% and 2001 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the age, and risk classification of the Insured.
The table below provides an example for policies with applications dated on or after January 1, 2009, of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco issue age 45, non-medically underwritten.
Policy Year	Percent of Cash Value
1	347%
2	335%
3	324%
4	314%
5	304%
6	294%
7	284%
8	275%
9	266%
10	258%
11	250%
12	242%
13	235%
14	228%
15	221%
16	215%
17	209%
18	203%
19	197%
Policy Year	Percent of Cash Value
20	192%
21	187%
22	182%
23	177%
24	173%
25	169%
26	165%
27	161%
28	157%
29	153%
30	150%
31	147%
32	145%
33	144%
34	142%
35	141%
36	140%
37	139%
38	138%
Policy Year	Percent of Cash Value
39	134%
40	131%
41	128%
42	125%
43	122%
44	120%
45	117%
46	116%
47	115%
48	114%
49	112%
50	111%
51	110%
52	109%
53	107%
54	105%
55	103%
56	101%
6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
3,901 shares (cost $44,841)	$ 45,802
VP Inflation Protection Fund - Class I (ACVIP1)
81,288 shares (cost $861,443)	847,830
Asset Allocation Fund - Class 2 (AMVAA2)
143,388 shares (cost $2,970,353)	3,163,139
Bond Fund - Class 2 (AMVBD2)
6,485,040 shares (cost $71,976,762)	71,011,185
Global Small Capitalization Fund - Class 2 (AMVGS2)
97,940 shares (cost $2,329,453)	2,511,190
Growth Fund - Class 2 (AMVGR2)
310,939 shares (cost $19,379,185)	24,825,392
International Fund - Class 2 (AMVI2)
230,579 shares (cost $4,533,194)	4,678,457
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
66,829 shares (cost $508,555)	497,207
Large Cap Core V.I. Fund - Class II (MLVLC2)
86,742 shares (cost $2,567,281)	2,885,891
Global Allocation V.I. Fund - Class II (MLVGA2)
682,268 shares (cost $11,222,163)	11,039,090
VP S&P 500 Index Portfolio (CVSPIP)
3,997 shares (cost $475,560)	451,937
Value Portfolio (DAVVL)
255,179 shares (cost $3,114,762)	2,888,625
VIP Emerging Markets Series: Service Class (DWVEMS)
58,983 shares (cost $1,246,754)	1,148,983
VIP Small Cap Value Series: Service Class (DWVSVS)
368,933 shares (cost $14,223,806)	14,786,816
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,534,092 shares (cost $290,022,524)	428,938,790
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
284,881 shares (cost $7,922,676)	13,095,979
Floating-Rate Income Fund (ETVFR)
7,290,469 shares (cost $68,536,554)	66,999,408
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
645,786 shares (cost $12,352,874)	11,985,783
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
3,146 shares (cost $36,959)	37,183
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
856,988 shares (cost $3,825,761)	4,953,393
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
32,264 shares (cost $408,075)	396,849
Mid Cap Value Portfolio: Class 1 (JPMMV1)
937,765 shares (cost $9,289,523)	10,699,901
Balanced Portfolio: Service Shares (JABS)
763,241 shares (cost $22,906,229)	25,164,070
Flexible Bond Portfolio: Service Shares (JAFBS)
338,958 shares (cost $4,443,664)	4,399,671
Forty Portfolio: Service Shares (JACAS)
1,139,013 shares (cost $42,131,109)	44,660,688
Global Technology Portfolio: Service Shares (JAGTS)
1,793,223 shares (cost $11,239,724)	15,349,987

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Overseas Portfolio: Service Shares (JAIGS)
927,306 shares (cost $35,602,184)	$29,256,512
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
106,167 shares (cost $1,941,561)	1,952,409
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,349,536 shares (cost $28,930,402)	26,936,729
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
42,325 shares (cost $864,764)	1,101,295
Investors Growth Stock Series - Initial Class (MIGIC)
216,410 shares (cost $2,453,312)	3,471,211
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
32,737 shares (cost $616,576)	534,270
New Discovery Series - Service Class (MNDSC)
71,588 shares (cost $1,281,384)	1,095,292
Research International Series - Service Class (MVRISC)
215,570 shares (cost $2,583,600)	2,832,586
Value Series - Initial Class (MVFIC)
492,423 shares (cost $7,226,299)	10,015,888
Value Series - Service Class (MVFSC)
1,385,506 shares (cost $22,410,922)	27,779,399
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2,827,689 shares (cost $50,926,478)	60,625,657
Core Plus Fixed Income Portfolio - Class I (MSVFI)
160,860 shares (cost $1,648,079)	1,717,988
Emerging Markets Debt Portfolio - Class I (MSEM)
4,801,141 shares (cost $40,557,953)	38,169,069
Global Real Estate Portfolio - Class II (VKVGR2)
453,849 shares (cost $4,394,733)	4,797,181
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
1,042,212 shares (cost $12,388,470)	13,267,353
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
41,676 shares (cost $1,115,280)	1,280,700
U.S. Real Estate Portfolio - Class I (MSVRE)
1,014,621 shares (cost $15,718,087)	20,424,323
NVIT International Index Fund Class I (NVIX)
1,268,369 shares (cost $12,578,655)	11,440,688
NVIT Bond Index Fund Class I (NVBX)
5,421,330 shares (cost $58,585,773)	57,954,016
NVIT Cardinal Managed Growth Class I (NCPG)
4,169 shares (cost $44,607)	43,315
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
1 shares (cost $6)	6
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,135,875 shares (cost $32,120,015)	40,923,357
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
324,101 shares (cost $6,228,072)	8,070,117
American Funds NVIT Bond Fund - Class II (GVABD2)
134,021 shares (cost $1,519,462)	1,545,266
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
212,285 shares (cost $5,205,759)	6,534,147
American Funds NVIT Growth Fund - Class II (GVAGR2)
115,334 shares (cost $6,522,694)	9,693,862
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
56,498 shares (cost $2,196,355)	3,335,092
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,201,300 shares (cost $22,372,267)	21,288,648

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Emerging Markets Fund - Class I (GEM)
1,283,074 shares (cost $14,583,256)	$14,126,639
NVIT International Equity Fund - Class I (GIG)
1,528,763 shares (cost $15,806,575)	15,746,263
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
24,228 shares (cost $197,976)	247,609
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,654,567 shares (cost $14,293,091)	16,793,857
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
21,115 shares (cost $321,305)	348,822
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
381,853 shares (cost $3,973,481)	4,162,192
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
14,552,259 shares (cost $150,166,427)	172,735,316
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
592,278 shares (cost $6,776,264)	7,154,713
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
516,472 shares (cost $5,651,008)	5,500,422
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
617,195 shares (cost $6,808,382)	7,424,850
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
640,501 shares (cost $6,658,786)	7,122,374
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
334,858 shares (cost $3,821,183)	3,837,473
NVIT Core Bond Fund - Class I (NVCBD1)
90,726 shares (cost $1,014,252)	990,728
NVIT Core Plus Bond Fund - Class I (NVLCP1)
214,595 shares (cost $2,443,646)	2,457,109
NVIT Nationwide Fund - Class I (TRF)
7,755,341 shares (cost $72,327,921)	113,383,078
NVIT Government Bond Fund - Class I (GBF)
5,757,068 shares (cost $66,765,731)	63,730,747
American Century NVIT Growth Fund - Class I (CAF)
762,652 shares (cost $9,906,786)	17,014,777
NVIT International Index Fund - Class II (GVIX2)
381,146 shares (cost $3,735,537)	3,430,313
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
1,894,606 shares (cost $18,308,347)	24,497,251
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
127,179 shares (cost $1,802,468)	1,967,458
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
37,369 shares (cost $646,268)	665,922
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,052,253 shares (cost $11,052,087)	10,974,997
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,240,469 shares (cost $51,357,275)	70,012,660
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,235,469 shares (cost $66,369,575)	86,485,955
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,405,438 shares (cost $14,615,677)	16,724,712
NVIT Mid Cap Index Fund - Class I (MCIF)
3,216,653 shares (cost $61,902,202)	80,705,832
NVIT Money Market Fund - Class I (SAM)
56,186,717 shares (cost $56,186,717)	56,186,717
NVIT Money Market Fund - Class V (SAM5)
166,552,616 shares (cost $166,552,616)	166,552,616

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,449,629 shares (cost $17,455,800)	$16,076,385
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
530,250 shares (cost $5,936,463)	5,344,921
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
888,122 shares (cost $9,024,144)	11,927,482
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
664,343 shares (cost $6,435,235)	7,832,602
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,759,777 shares (cost $25,888,131)	34,718,000
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
77,558 shares (cost $948,041)	915,964
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,283,746 shares (cost $13,031,808)	15,199,550
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
714,193 shares (cost $11,642,962)	14,983,777
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,497,680 shares (cost $26,920,153)	39,613,202
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,956,691 shares (cost $35,054,749)	45,884,409
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,266,674 shares (cost $11,447,427)	11,552,064
NVIT Short Term Bond Fund - Class I (NVSTB1)
2,433,580 shares (cost $25,639,257)	25,333,568
NVIT Short Term Bond Fund - Class II (NVSTB2)
182,679 shares (cost $1,916,310)	1,894,377
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,824,110 shares (cost $93,858,901)	132,440,271
Templeton NVIT International Value Fund - Class III (NVTIV3)
37,280 shares (cost $478,883)	452,207
Invesco NVIT Comstock Value Fund - Class I (EIF)
744,627 shares (cost $8,156,563)	12,375,705
NVIT Real Estate Fund - Class I (NVRE1)
4,633,982 shares (cost $39,046,196)	39,249,828
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2,221 shares (cost $26,545)	25,809
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
192 shares (cost $2,212)	2,189
NVIT Small Cap Index Fund Class II (NVSIX2)
17,533 shares (cost $244,562)	243,005
NVIT S&P 500 Index Fund Class I (GVEX1)
113,876 shares (cost $1,564,962)	1,629,560
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
9 shares (cost $106)	106
VPS Growth and Income Portfolio - Class A (ALVGIA)
776,035 shares (cost $19,049,549)	23,312,077
VPS International Value Portfolio - Class A (ALVIVA)
627,515 shares (cost $8,482,167)	8,490,275
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
911,781 shares (cost $18,445,698)	20,013,603
VP Capital Appreciation Fund - Class I (ACVCA)
102,209 shares (cost $1,458,612)	1,606,730
VP Income & Growth Fund - Class I (ACVIG)
2,307,688 shares (cost $15,779,121)	23,330,726
VP Inflation Protection Fund - Class II (ACVIP2)
1,203,805 shares (cost $13,818,643)	12,507,537

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP International Fund - Class I (ACVI)
185,272 shares (cost $1,660,492)	$1,849,010
VP Mid Cap Value Fund - Class I (ACVMV1)
674,372 shares (cost $11,158,656)	13,379,537
VP Ultra(R) Fund - Class I (ACVU1)
99,119 shares (cost $1,181,522)	1,598,789
VP Value Fund - Class I (ACVV)
2,726,490 shares (cost $21,859,913)	25,656,269
MidCap Stock Portfolio - Initial Shares (DVMCS)
149,182 shares (cost $2,825,108)	3,435,651
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,106,472 shares (cost $75,690,358)	93,959,083
Appreciation Portfolio - Initial Shares (DCAP)
564,295 shares (cost $22,950,617)	27,938,261
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
22,342 shares (cost $823,956)	1,067,514
International Value Portfolio - Initial Shares (DVIV)
522,431 shares (cost $5,453,697)	5,511,650
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
40,155 shares (cost $655,526)	713,554
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
8,943 shares (cost $118,293)	155,608
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
142,754 shares (cost $845,220)	792,283
Quality Bond Fund II - Primary Shares (FQB)
2,450,734 shares (cost $27,687,530)	27,987,381
VIP Contrafund(R) Portfolio - Service Class (FCS)
1,615,880 shares (cost $44,592,293)	60,159,209
VIP Energy Portfolio - Service Class 2 (FNRS2)
393,971 shares (cost $8,519,800)	8,025,179
VIP Equity-Income Portfolio - Service Class (FEIS)
2,610,999 shares (cost $49,126,020)	63,133,958
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
201,920 shares (cost $2,288,763)	2,509,862
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
1,761,012 shares (cost $20,983,891)	22,435,298
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
768,479 shares (cost $9,013,066)	9,982,543
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
94,226 shares (cost $1,010,445)	1,039,315
VIP Growth Opportunities Portfolio - Service Class (FGOS)
90,197 shares (cost $2,138,604)	3,017,989
VIP Growth Portfolio - Service Class (FGS)
1,404,012 shares (cost $54,225,583)	88,902,055
VIP High Income Portfolio - Service Class (FHIS)
2,282,639 shares (cost $13,030,096)	12,531,687
VIP High Income Portfolio - Service Class R (FHISR)
739,036 shares (cost $4,187,300)	4,035,139
VIP Index 500 Portfolio - Initial Class (FIP)
167,178 shares (cost $24,624,581)	34,793,004
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
12,002,276 shares (cost $154,512,409)	151,948,813
VIP Mid Cap Portfolio - Service Class (FMCS)
1,342,573 shares (cost $43,618,703)	50,265,918
VIP Overseas Portfolio - Service Class (FOS)
516,756 shares (cost $8,731,080)	9,627,164

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Overseas Portfolio - Service Class R (FOSR)
603,802 shares (cost $9,337,597)	$11,224,675
VIP Value Strategies Portfolio - Service Class (FVSS)
368,026 shares (cost $3,910,966)	5,579,275
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
7,879 shares (cost $91,900)	91,633
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
727,007 shares (cost $9,052,192)	9,131,209
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
831,899 shares (cost $10,334,243)	10,931,158
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
302,939 shares (cost $5,152,639)	5,646,788
Franklin Income Securities Fund - Class 2 (FTVIS2)
419,414 shares (cost $6,582,235)	6,710,624
Rising Dividends Securities Fund - Class 1 (FTVRDI)
578,870 shares (cost $13,270,952)	17,151,914
Small Cap Value Securities Fund - Class 1 (FTVSVI)
468,817 shares (cost $7,097,642)	10,693,717
Small Cap Value Securities Fund - Class 2 (FTVSV2)
506,357 shares (cost $10,359,817)	11,301,889
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
21,004 shares (cost $479,881)	464,395
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
346,835 shares (cost $3,435,453)	3,190,880
Templeton Foreign Securities Fund - Class 1 (TIF)
80,102 shares (cost $1,190,329)	1,228,769
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,661,585 shares (cost $26,366,025)	25,006,854
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
745,200 shares (cost $13,936,492)	13,406,145
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
99,874 shares (cost $743,422)	741,068
Mid Cap Value- Institutional Shares (GVMCE)
3,643,039 shares (cost $56,469,158)	63,498,167
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2,906 shares (cost $43,887)	39,720
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
164,443 shares (cost $1,434,203)	1,264,569
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
403,548 shares (cost $9,120,736)	9,039,481
Baron Growth Opportunities Fund Service Class (BNCAI)
219,440 shares (cost $9,180,422)	10,321,128
Short Duration Bond Portfolio - I Class Shares (AMTB)
352,019 shares (cost $3,906,313)	3,752,523
Guardian Portfolio - I Class Shares (AMGP)
44,602 shares (cost $1,043,308)	1,074,471
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
117,253 shares (cost $3,159,078)	2,872,704
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
71,632 shares (cost $1,020,843)	1,174,049
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
302,080 shares (cost $4,211,126)	5,398,173
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
93,979 shares (cost $1,628,854)	1,685,051
Socially Responsive Portfolio - I Class Shares (AMSRS)
105,375 shares (cost $1,566,864)	2,516,357

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
244,973 shares (cost $11,307,463)	$15,891,428
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,934,228 shares (cost $63,292,279)	76,402,019
International Growth Fund/VA - Non-Service Shares (OVIG)
1,346,398 shares (cost $3,376,765)	3,110,180
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
953,498 shares (cost $20,558,442)	32,047,055
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
271,123 shares (cost $6,138,238)	7,201,018
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
338,159 shares (cost $15,583,920)	26,653,659
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
4,015,260 shares (cost $21,738,298)	21,280,876
All Asset Portfolio - Administrative Class (PMVAAA)
2,641,890 shares (cost $29,538,279)	27,369,980
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
7,641 shares (cost $43,454)	37,137
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
130,655 shares (cost $1,435,556)	1,375,793
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
210,504 shares (cost $2,288,755)	2,536,568
Low Duration Portfolio - Administrative Class (PMVLDA)
6,104,920 shares (cost $65,097,823)	64,590,053
Real Return Portfolio - Administrative Class (PMVRRA)
7,495,095 shares (cost $104,091,409)	96,012,168
Total Return Portfolio - Administrative Class (PMVTRA)
15,083,410 shares (cost $171,565,696)	168,934,192
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
37,990 shares (cost $938,163)	824,014
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
566,880 shares (cost $5,930,259)	5,470,388
VT Growth & Income Fund: Class IB (PVGIB)
41,448 shares (cost $852,587)	1,082,633
VT International Equity Fund: Class IB (PVTIGB)
84,234 shares (cost $977,844)	1,111,887
VT Small Cap Value Fund: Class IB (PVTSCB)
44,566 shares (cost $781,693)	736,676
VT Voyager Fund: Class IB (PVTVB)
29,036 shares (cost $1,210,837)	1,598,166
VI Growth and Income Fund - Series I Shares (ACGI)
210,528 shares (cost $4,901,599)	5,294,786
VI American Franchise Fund - Series I Shares (ACEG)
20,205 shares (cost $826,729)	1,108,829
VI Value Opportunities Fund - Series I Shares (AVBVI)
55,316 shares (cost $411,244)	544,306
VI High Yield Fund - Series I Shares (AVHY1)
2,802,313 shares (cost $15,843,346)	15,496,788
VI International Growth Fund - Series I Shares (AVIE)
1,682,119 shares (cost $51,993,240)	58,655,475
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
31,469 shares (cost $461,668)	442,459
Micro-Cap Portfolio - Investment Class (ROCMC)
992,014 shares (cost $11,371,930)	11,279,201
Variable Fund - Multi-Hedge Strategies (RVARS)
33,172 shares (cost $757,204)	789,837

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Equity Income Portfolio - II (TREI2)
2,469,604 shares (cost $58,172,626)	$73,939,933
Health Sciences Portfolio - II (TRHS2)
858,930 shares (cost $23,921,942)	31,136,213
Limited-Term Bond Portfolio (TRLT1)
3,509,529 shares (cost $17,218,875)	17,126,501
Mid-Cap Growth Portfolio - II (TRMCG2)
1,269,532 shares (cost $30,896,788)	34,378,929
New America Growth Portfolio (TRNAG1)
1,731,507 shares (cost $43,461,267)	43,114,533
Personal Strategy Balanced Portfolio (TRPSB1)
200,062 shares (cost $4,265,871)	4,113,275
Blue Chip Growth Portfolio (TRBCGP)
1,335,732 shares (cost $25,909,155)	27,676,372
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,081,757 shares (cost $13,901,585)	14,008,756
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,223,499 shares (cost $36,834,946)	31,040,162
Variable Insurance Fund - Balanced Portfolio (VVB)
296,725 shares (cost $6,165,223)	7,118,427
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
879,369 shares (cost $12,418,385)	16,400,239
Variable Insurance Fund - International Portfolio (VVI)
208,293 shares (cost $3,867,698)	4,297,090
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
731,509 shares (cost $12,349,623)	16,451,636
Variable Insurance Fund - REIT Index Portfolio (VVREI)
682,648 shares (cost $8,300,309)	9,673,127
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
475,789 shares (cost $5,095,311)	5,057,637
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
171,957 shares (cost $4,009,965)	4,151,044
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
1,322,956 shares (cost $15,943,720)	15,968,084
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,368,772 shares (cost $14,864,493)	14,876,220
Variable Insurance Portfolios - Growth (WRGP)
282,915 shares (cost $3,283,619)	3,418,436
Variable Insurance Portfolios - High Income (WRHIP)
11,380,581 shares (cost $45,899,629)	43,822,064
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
448,363 shares (cost $4,710,639)	4,862,276
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
834,758 shares (cost $7,116,825)	8,001,318
Variable Insurance Portfolios - Science and Technology (WRSTP)
680,375 shares (cost $16,369,127)	17,025,165
Advantage VT Discovery Fund (SVDF)
497,109 shares (cost $13,397,839)	15,266,229
Advantage VT Opportunity Fund - Class 2 (SVOF)
319,626 shares (cost $6,988,887)	9,224,417
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
640,360 shares (cost $5,913,940)	6,377,982

Total Investments	$4,739,479,698

Other Accounts Receivable	780,840
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	480
Accounts Receivable-NVIT Money Market Fund - Class I (SAM)	161,421

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Accounts Payable-VP International Fund - Class I (ACVI)	$(10,769)
Accounts Payable-VP Inflation Protection Fund - Class I (ACVIP1)	(1,920)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(1,013)
Accounts Payable-Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	(2,338)
Accounts Payable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(12,038)
Accounts Payable-VIP Contrafund(R) Portfolio - Service Class (FCS)	(175,202)
Accounts Payable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	(119,239)
Accounts Payable-VIP Growth Portfolio - Service Class (FGS)	(113,318)
Accounts Payable-NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	(4)
Accounts Payable-TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	(4)
Accounts Payable-Loring Ward NVIT Moderate Fund - Class P (NVLMP)	(5)
Accounts Payable-Templeton NVIT International Value Fund - Class III (NVTIV3)	(298)
Accounts Payable-Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	(77,210)
Accounts Payable-Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	(26,905)

$4,739,882,176

Contract Owners’ Equity:
Accumulation units	4,739,882,176

Total Contract Owners’ Equity (note 8)	$4,739,882,176

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAA	ACVIP1	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2
Reinvested dividends	$75,131,782	293	8,824	49,374	1,142,364	3,153	197,469	62,626
Asset charges (note 3)	(5,955,966)	-	(1,450)	(7,656)	(15,418)	(5,583)	(55,744)	(9,290)

Net investment income (loss)	69,175,816	293	7,374	41,718	1,126,946	(2,430)	141,725	53,336

Realized gain (loss) on investments	164,268,990	11,869	(2,979)	408,358	116	266,876	941,972	193,992
Change in unrealized gain (loss) on investments	(131,795,881)	(6,662)	(4,858)	(479,810)	(962,810)	(220,582)	(319,946)	(384,005)

Net gain (loss) on investments	32,473,109	5,207	(7,837)	(71,452)	(962,694)	46,294	622,026	(190,013)

Reinvested capital gains	156,000,821	2,030	13,501	217,971	23	12,354	1,199,477	-

Net increase (decrease) in contract owners’ equity resulting from operations	$257,649,746	7,530	13,038	188,237	164,275	56,218	1,963,228	(136,677)

Investment Activity:	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL	DWVEMS	DWVSVS	DSIF
Reinvested dividends	$6,811	22,261	228,678	7,043	26,913	3,334	37,812	6,888,851
Asset charges (note 3)	(310)	(5,307)	-	(130)	(2,972)	(2,070)	(30,501)	(559,803)

Net investment income (loss)	6,501	16,954	228,678	6,913	23,941	1,264	7,311	6,329,048

Realized gain (loss) on investments	(1)	213,602	106,099	174	104,347	3,847	574,571	12,600,863
Change in unrealized gain (loss) on investments	(11,348)	(252,528)	(977,571)	(23,623)	(537,504)	(106,929)	(987,218)	25,451,260

Net gain (loss) on investments	(11,349)	(38,926)	(871,472)	(23,449)	(433,157)	(103,082)	(412,647)	38,052,123

Reinvested capital gains	2,610	337,641	846,120	37,320	582,501	3,136	962,455	4,302,749

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,238)	315,669	203,326	20,784	173,285	(98,682)	557,119	48,683,920

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DSRG	ETVFR	FTVGB1	GVGMNS	IVKMG1	IVBRA1	JPMMV1	JABS
Reinvested dividends	$131,323	1,667,900	444,601	15	-	-	60,088	357,721
Asset charges (note 3)	(1,040)	(60,837)	(15,215)	-	(3,517)	-	(17,595)	(41,255)

Net investment income (loss)	130,283	1,607,063	429,386	15	(3,517)	-	42,493	316,466

Realized gain (loss) on investments	554,171	14,840	(45,831)	995	257,214	(77)	355,721	348,980
Change in unrealized gain (loss) on investments	42,892	(1,575,323)	(367,092)	(580)	98,049	(11,226)	468,058	566,921

Net gain (loss) on investments	597,063	(1,560,483)	(412,923)	415	355,263	(11,303)	823,779	915,901

Reinvested capital gains	858,879	-	-	344	-	8,315	409,988	581,544

Net increase (decrease) in contract owners’ equity resulting from operations	$1,586,225	46,580	16,463	774	351,746	(2,988)	1,276,260	1,813,911

Investment Activity:	JAFBS	JACAS	JAGTS	JAIGS	JAMVS	LZREMS	LOVMCV	MIGIC
Reinvested dividends	$57,391	13,759	-	2,018,852	68,910	478,475	4,710	18,472
Asset charges (note 3)	(2,599)	(31,241)	(5,252)	(19,365)	(4,314)	(57,490)	(2,755)	-

Net investment income (loss)	54,792	(17,482)	(5,252)	1,999,487	64,596	420,985	1,955	18,472

Realized gain (loss) on investments	3,400	1,940,895	1,271,107	(2,696,527)	121,721	(411,394)	223,550	378,879
Change in unrealized gain (loss) on investments	(43,993)	(12,114,412)	(850,920)	(5,919,021)	(190,410)	(1,824,609)	(86,265)	(216,992)

Net gain (loss) on investments	(40,593)	(10,173,517)	420,187	(8,615,548)	(68,689)	(2,236,003)	137,285	161,887

Reinvested capital gains	-	13,587,607	873,123	2,485,570	162,184	255,607	-	198,422

Net increase (decrease) in contract owners’ equity resulting from operations	$14,199	3,396,608	1,288,058	(4,130,491)	158,091	(1,559,411)	139,240	378,781

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MNDIC	MNDSC	MVRISC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM
Reinvested dividends	$-	-	42,496	156,890	391,063	1,102,023	47,808	2,161,628
Asset charges (note 3)	-	(3,199)	(8,261)	-	(61,309)	(130,399)	-	(41,700)

Net investment income (loss)	-	(3,199)	34,235	156,890	329,754	971,624	47,808	2,119,928

Realized gain (loss) on investments	42,779	237,622	385,806	1,145,109	3,858,805	2,723,214	37,057	2,955
Change in unrealized gain (loss) on investments	(222,400)	(624,227)	(651,455)	(600,505)	(2,255,213)	(3,182,137)	43,893	(1,338,232)

Net gain (loss) on investments	(179,621)	(386,605)	(265,649)	544,604	1,603,592	(458,923)	80,950	(1,335,277)

Reinvested capital gains	122,045	277,161	-	317,434	917,522	-	-	297,415

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,576)	(112,643)	(231,414)	1,018,928	2,850,868	512,701	128,758	1,082,066

Investment Activity:	VKVGR2	MSVMG	MSVEG	MSVRE	NVIX	NVBX	NCPG	NVAMV1
Reinvested dividends	$26,581	-	-	255,334	252,553	1,290,753	1,140	806,692
Asset charges (note 3)	(8,747)	(29,279)	(3,269)	(40,975)	(11,735)	(25,100)	-	-

Net investment income (loss)	17,834	(29,279)	(3,269)	214,359	240,818	1,265,653	1,140	806,692

Realized gain (loss) on investments	35,599	226,531	170,796	1,092,973	(45,074)	1,537	(4)	1,346,695
Change in unrealized gain (loss) on investments	444,934	(1,831,183)	(183,638)	3,397,062	(1,137,967)	(631,757)	(1,292)	(1,640,942)

Net gain (loss) on investments	480,533	(1,604,652)	(12,842)	4,490,035	(1,183,041)	(630,220)	(1,296)	(294,247)

Reinvested capital gains	-	1,857,615	86,300	-	-	-	572	4,487,169

Net increase (decrease) in contract owners’ equity resulting from operations	$498,367	223,684	70,189	4,704,394	(942,223)	635,433	416	4,999,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG
Reinvested dividends	$75,892	18,967	47,202	42,607	25,692	1,254,124	170,610	544,539
Asset charges (note 3)	-	-	-	-	-	(28,383)	(13,786)	(13,339)

Net investment income (loss)	75,892	18,967	47,202	42,607	25,692	1,225,741	156,824	531,200

Realized gain (loss) on investments	649,323	16,804	459,878	842,576	160,206	378,296	(187,711)	1,308,154
Change in unrealized gain (loss) on investments	(349,691)	26,171	(370,537)	(144,348)	105,627	(1,117,148)	(492,917)	(2,029,710)

Net gain (loss) on investments	299,632	42,975	89,341	698,228	265,833	(738,852)	(680,628)	(721,556)

Reinvested capital gains	12,475	13,492	-	-	29,410	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$387,999	75,434	136,543	740,835	320,935	486,889	(523,804)	(190,356)

Investment Activity:	NVIE6	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$10,101	151,018	3,042	86,589	4,082,608	172,543	121,095	181,709
Asset charges (note 3)	-	-	-	(107)	(163,306)	(244)	(388)	(43)

Net investment income (loss)	10,101	151,018	3,042	86,482	3,919,302	172,299	120,707	181,666

Realized gain (loss) on investments	6,374	564,758	206,595	235,539	604,671	452,247	95,343	80,944
Change in unrealized gain (loss) on investments	(18,097)	(2,305,020)	(159,138)	(343,408)	(1,470,444)	(517,837)	(191,744)	(117,258)

Net gain (loss) on investments	(11,723)	(1,740,262)	47,457	(107,869)	(865,773)	(65,590)	(96,401)	(36,314)

Reinvested capital gains	-	2,663,751	-	177,391	4,167,905	208,736	152,576	170,866

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,622)	1,074,507	50,499	156,004	7,221,434	315,445	176,882	316,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2
Reinvested dividends	$177,055	91,191	27,682	57,910	1,270,489	1,303,192	58,792	193,710
Asset charges (note 3)	(203)	(1,002)	-	-	(70,325)	(94,971)	(1,994)	(10,472)

Net investment income (loss)	176,852	90,189	27,682	57,910	1,200,164	1,208,221	56,798	183,238

Realized gain (loss) on investments	281,263	110,618	(10,997)	(5,830)	1,218,553	(2,603,576)	894,053	1,549,338
Change in unrealized gain (loss) on investments	(745,384)	(154,284)	23,730	56,522	10,195,924	4,554,110	848,874	(1,707,618)

Net gain (loss) on investments	(464,121)	(43,666)	12,733	50,692	11,414,477	1,950,534	1,742,927	(158,280)

Reinvested capital gains	572,239	95,015	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$284,970	141,538	40,415	108,602	12,614,641	3,158,755	1,799,725	24,958

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$408,881	33,429	11,039	203,393	1,194,175	1,444,114	298,239	838,014
Asset charges (note 3)	(10,992)	-	-	(6,044)	(22,218)	(19,082)	(3,600)	(97,503)

Net investment income (loss)	397,889	33,429	11,039	197,349	1,171,957	1,425,032	294,639	740,511

Realized gain (loss) on investments	3,350,387	47,171	18,725	104,948	2,901,232	42,660	593,906	5,556,452
Change in unrealized gain (loss) on investments	(2,469,109)	(4,838)	(12,386)	(234,771)	(489,962)	2,507,673	(445,026)	(3,502,944)

Net gain (loss) on investments	881,278	42,333	6,339	(129,823)	2,411,270	2,550,333	148,880	2,053,508

Reinvested capital gains	-	7,644	9,215	335,347	-	-	304,000	4,079,802

Net increase (decrease) in contract owners’ equity resulting from operations	$1,279,167	83,406	26,593	402,873	3,583,227	3,975,365	747,519	6,873,821

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1
Reinvested dividends	$-	-	179,215	117,613	57,639	98,161	-	12,174
Asset charges (note 3)	(15,321)	(436,405)	-	-	(1,575)	(1,415)	(198)	(459)

Net investment income (loss)	(15,321)	(436,405)	179,215	117,613	56,064	96,746	(198)	11,715

Realized gain (loss) on investments	-	-	(4,042)	(162,801)	521,601	317,657	1,924,525	7,215
Change in unrealized gain (loss) on investments	-	-	(1,379,414)	(471,896)	(263,944)	(402,869)	(4,727,274)	(45,369)

Net gain (loss) on investments	-	-	(1,383,456)	(634,697)	257,657	(85,212)	(2,802,749)	(38,154)

Reinvested capital gains	-	-	880,947	-	845,125	753,267	4,135,968	77,864

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,321)	(436,405)	(323,294)	(517,084)	1,158,846	764,801	1,333,021	51,425

Investment Activity:	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1
Reinvested dividends	$196,599	-	210,486	79,688	359,346	292,055	18,322	946,776
Asset charges (note 3)	-	(5,532)	(19,386)	(47,748)	(3,341)	(55,704)	-	-

Net investment income (loss)	196,599	(5,532)	191,100	31,940	356,005	236,351	18,322	946,776

Realized gain (loss) on investments	663,126	993,741	3,193,137	7,970,575	174,953	(10,197)	4,357	5,151,205
Change in unrealized gain (loss) on investments	(1,866,716)	(2,657,653)	(4,239,147)	(15,184,198)	(108,645)	11,379	(13,312)	(8,774,176)

Net gain (loss) on investments	(1,203,590)	(1,663,912)	(1,046,010)	(7,213,623)	66,308	1,182	(8,955)	(3,622,971)

Reinvested capital gains	3,178,359	2,037,109	3,638,018	7,427,497	-	-	-	13,853,078

Net increase (decrease) in contract owners’ equity resulting from operations	$2,171,368	367,665	2,783,108	245,814	422,313	237,533	9,367	11,176,883

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTMG3
Reinvested dividends	$19,386	212,768	1,049,298	454	25	2,062	28,126	1
Asset charges (note 3)	(1,118)	(1,018)	(16,738)	-	-	-	-	-

Net investment income (loss)	18,268	211,750	1,032,560	454	25	2,062	28,126	1

Realized gain (loss) on investments	16,612	339,078	1,270,084	403	1	1,528	51,359	195
Change in unrealized gain (loss) on investments	(101,576)	511,336	(2,123,562)	(787)	(23)	(6,587)	37,399	(160)

Net gain (loss) on investments	(84,964)	850,414	(853,478)	(384)	(22)	(5,059)	88,758	35

Reinvested capital gains	21,106	-	8,602,715	802	20	8,393	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,590)	1,062,164	8,781,797	872	23	5,396	116,884	37

Investment Activity:	ALVGIA	ALVIVA	ALVSVA	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$302,485	329,025	132,425	-	440,286	165,181	61,572	135,153
Asset charges (note 3)	(33,986)	(15,714)	(15,143)	(1,724)	(9,016)	-	(6,035)	(6,902)

Net investment income (loss)	268,499	313,311	117,282	(1,724)	431,270	165,181	55,537	128,251

Realized gain (loss) on investments	1,506,475	(68,109)	914,367	1,732	307,053	(267,212)	500,852	762,328
Change in unrealized gain (loss) on investments	63,603	(845,738)	(1,483,561)	148,118	1,782,768	196,472	(712,911)	128,910

Net gain (loss) on investments	1,570,078	(913,847)	(569,194)	149,850	2,089,821	(70,740)	(212,059)	891,238

Reinvested capital gains	-	-	2,184,267	-	-	311,644	-	731,729

Net increase (decrease) in contract owners’ equity resulting from operations	$1,838,577	(600,536)	1,732,355	148,126	2,521,091	406,085	(156,522)	1,751,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ACVU1	ACVV	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB
Reinvested dividends	$5,276	339,842	21,165	475,016	554,437	-	176,581	8,044
Asset charges (note 3)	(2,195)	(41,113)	(4,775)	(155,161)	(26,244)	-	(18,384)	(1,371)

Net investment income (loss)	3,081	298,729	16,390	319,855	528,193	-	158,197	6,673

Realized gain (loss) on investments	78,170	2,603,403	81,392	4,404,244	4,403,783	177,342	1,021,463	172,809
Change in unrealized gain (loss) on investments	55,624	(302,187)	208,273	(4,953,887)	(3,422,113)	(154,774)	(1,585,073)	(166,400)

Net gain (loss) on investments	133,794	2,301,216	289,665	(549,643)	981,670	22,568	(563,610)	6,409

Reinvested capital gains	-	-	11,487	4,511,317	859,878	-	-	8,555

Net increase (decrease) in contract owners’ equity resulting from operations	$136,875	2,599,945	317,542	4,281,529	2,369,741	22,568	(405,413)	21,637

Investment Activity:	SVSLVB	FVCA2P	FQB	FCS	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$2,092	13,782	1,092,004	503,263	62,586	1,719,214	38,444	351,654
Asset charges (note 3)	(352)	-	(26,206)	(136,802)	-	(41,561)	(704)	(28,952)

Net investment income (loss)	1,740	13,782	1,065,798	366,461	62,586	1,677,653	37,740	322,702

Realized gain (loss) on investments	6,054	841	588,287	7,799,788	514,600	(76,600)	18,067	933,065
Change in unrealized gain (loss) on investments	6,338	(173,158)	(598,804)	(2,331,541)	(1,887,387)	3,073,824	11,784	(806,719)

Net gain (loss) on investments	12,392	(172,317)	(10,517)	5,468,247	(1,372,787)	2,997,224	29,851	126,346

Reinvested capital gains	-	150,975	-	1,177,951	104,674	896,837	39,338	356,445

Net increase (decrease) in contract owners’ equity resulting from operations	$14,132	(7,560)	1,055,281	7,012,659	(1,205,527)	5,571,714	106,929	805,493

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FF30S	FFINS	FGOS	FGS	FHIS	FHISR	FIP	FIGBS
Reinvested dividends	$144,815	14,891	3,298	81,474	735,139	234,363	552,258	3,242,445
Asset charges (note 3)	(9,139)	(2,437)	(3,344)	(64,229)	(16,436)	-	(71,461)	(110,677)

Net investment income (loss)	135,676	12,454	(46)	17,245	718,703	234,363	480,797	3,131,768

Realized gain (loss) on investments	159,089	44,702	91,155	2,544,798	99,956	12,368	2,019,039	(99,725)
Change in unrealized gain (loss) on investments	(73,921)	(30,142)	170,613	6,313,633	(670,174)	(202,096)	1,952,240	(373,491)

Net gain (loss) on investments	85,168	14,560	261,768	8,858,431	(570,218)	(189,728)	3,971,279	(473,216)

Reinvested capital gains	171,942	11,517	2,758	-	-	-	30,656	23,761

Net increase (decrease) in contract owners’ equity resulting from operations	$392,786	38,531	264,480	8,875,676	148,485	44,635	4,482,732	2,682,313

Investment Activity:	FMCS	FOS	FOSR	FVSS	FF05S	FF15S	FF25S	FF40S
Reinvested dividends	$79,857	127,928	149,760	51,427	1,380	139,774	182,261	83,760
Asset charges (note 3)	(39,572)	(11,133)	-	(1,515)	(95)	(18,066)	(23,186)	(12,350)

Net investment income (loss)	40,285	116,795	149,760	49,912	1,285	121,708	159,075	71,410

Realized gain (loss) on investments	3,043,024	524,334	(41,746)	333,311	28	554,771	409,542	347,708
Change in unrealized gain (loss) on investments	(1,293,403)	(1,556,691)	(1,146,051)	(55,378)	(140)	(478,667)	(296,706)	(248,729)

Net gain (loss) on investments	1,749,621	(1,032,357)	(1,187,797)	277,933	(112)	76,104	112,836	98,979

Reinvested capital gains	1,149,842	2,851	3,172	-	461	130,641	193,642	85,456

Net increase (decrease) in contract owners’ equity resulting from operations	$2,939,748	(912,711)	(1,034,865)	327,845	1,634	328,453	465,553	255,845

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF	TIF2
Reinvested dividends	$333,305	262,919	92,357	69,897	9,877	54,255	29,394	466,460
Asset charges (note 3)	-	-	-	(22,731)	(1,002)	-	-	(42,804)

Net investment income (loss)	333,305	262,919	92,357	47,166	8,875	54,255	29,394	423,656

Realized gain (loss) on investments	387,455	1,134,666	430,393	699,439	6,903	1,240	25,815	594,107
Change in unrealized gain (loss) on investments	(414,549)	(268,523)	(1,232,457)	(1,516,876)	(27,197)	(244,573)	(205,899)	(4,501,055)

Net gain (loss) on investments	(27,094)	866,143	(802,064)	(817,437)	(20,294)	(243,333)	(180,084)	(3,906,948)

Reinvested capital gains	-	325,868	803,503	842,839	30,567	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$306,211	1,454,930	93,796	72,568	19,148	(189,078)	(150,690)	(3,483,292)

Investment Activity:	FTVGI2	FTVFA2	GVMCE	GVCSE	GVGOPS	SBVSG	BNCAI	AMTB
Reinvested dividends	$782,608	20,231	622,405	297	-	-	18,446	66,390
Asset charges (note 3)	(18,069)	-	(139,427)	(32)	(1,981)	(16,686)	(20,415)	-

Net investment income (loss)	764,539	20,231	482,978	265	(1,981)	(16,686)	(1,969)	66,390

Realized gain (loss) on investments	(1,185,673)	(11,436)	6,162,866	(73)	59,857	534,587	639,012	(29,536)
Change in unrealized gain (loss) on investments	449,607	7,638	(9,413,680)	(4,167)	(211,422)	(1,036,828)	(249,467)	(14,875)

Net gain (loss) on investments	(736,066)	(3,798)	(3,250,814)	(4,240)	(151,565)	(502,241)	389,545	(44,411)

Reinvested capital gains	-	617	10,364,851	5,582	239,061	914,902	55,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,473	17,050	7,597,015	1,607	85,515	395,975	442,955	21,979

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	AMGP	AMCG	AMTP	AMRI	AMFAS	AMSRS	OVGR	OVGS
Reinvested dividends	$4,978	-	8,581	53,447	-	8,965	75,729	846,565
Asset charges (note 3)	(1,772)	(5,978)	(1,028)	(12,730)	(1,989)	-	(36,134)	(96,750)

Net investment income (loss)	3,206	(5,978)	7,553	40,717	(1,989)	8,965	39,595	749,815

Realized gain (loss) on investments	105,425	249,506	20,837	143,151	615,917	437,717	2,183,808	4,237,273
Change in unrealized gain (loss) on investments	(183,782)	(1,131,079)	72,463	330,527	(749,617)	(212,015)	(327,253)	(6,801,382)

Net gain (loss) on investments	(78,357)	(881,573)	93,300	473,678	(133,700)	225,702	1,856,555	(2,564,109)

Reinvested capital gains	174,821	1,067,675	-	141,577	147,915	-	412,312	3,453,772

Net increase (decrease) in contract owners’ equity resulting from operations	$99,670	180,124	100,853	655,972	12,226	234,667	2,308,462	1,639,478

Investment Activity:	OVIG	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA
Reinvested dividends	$31,160	260,958	54,635	-	846,800	1,490,481	53	41,979
Asset charges (note 3)	(5,777)	(11,181)	-	(13,281)	-	(56,764)	-	(980)

Net investment income (loss)	25,383	249,777	54,635	(13,281)	846,800	1,433,717	53	40,999

Realized gain (loss) on investments	3,155	945,920	859,479	1,090,889	(35,539)	95,831	(3,544)	(90,952)
Change in unrealized gain (loss) on investments	(295,421)	1,356,012	(1,049,947)	372,504	(420,887)	(1,463,732)	(6,317)	133,478

Net gain (loss) on investments	(292,266)	2,301,932	(190,468)	1,463,393	(456,426)	(1,367,901)	(9,861)	42,526

Reinvested capital gains	54,842	630,794	877,758	-	-	-	-	3,808

Net increase (decrease) in contract owners’ equity resulting from operations	$(212,041)	3,182,503	741,925	1,450,112	390,374	65,816	(9,808)	87,333

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVLGA	PMVLDA	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB
Reinvested dividends	$48,661	728,769	1,403,783	6,849,134	7,062	281,464	11,151	10,438
Asset charges (note 3)	(5,277)	(128,705)	(205,810)	(634,290)	(1,183)	(10,855)	-	-

Net investment income (loss)	43,384	600,064	1,197,973	6,214,844	5,879	270,609	11,151	10,438

Realized gain (loss) on investments	(50,276)	347,712	(375,101)	(2,453,928)	41,922	57,018	115,015	46,820
Change in unrealized gain (loss) on investments	457,232	(519,240)	2,004,889	11,902,154	(157,367)	(547,339)	(28,407)	(136,789)

Net gain (loss) on investments	406,956	(171,528)	1,629,788	9,448,226	(115,445)	(490,321)	86,608	(89,969)

Reinvested capital gains	-	-	-	-	5,637	216,569	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$450,340	428,536	2,827,761	15,663,070	(103,929)	(3,143)	97,759	(79,531)

Investment Activity:	PVTSCB	PVTVB	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI
Reinvested dividends	$1,381	12,777	90,381	457	7,907	496,660	935,671	570
Asset charges (note 3)	(989)	-	(11,627)	-	(719)	(24,910)	(128,142)	(3,008)

Net investment income (loss)	392	12,777	78,754	457	7,188	471,750	807,529	(2,438)

Realized gain (loss) on investments	(8,730)	217,303	520,619	77,339	47,848	302,831	2,262,537	146,761
Change in unrealized gain (loss) on investments	(46,073)	(113,593)	(713,774)	8,013	(20,511)	(700,699)	(2,963,874)	(245,696)

Net gain (loss) on investments	(54,803)	103,710	(193,155)	85,352	27,337	(397,868)	(701,337)	(98,935)

Reinvested capital gains	68,349	32,785	587,759	-	-	-	-	163,516

Net increase (decrease) in contract owners’ equity resulting from operations	$13,938	149,272	473,358	85,809	34,525	73,882	106,192	62,143

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ROCMC	RVARS	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$-	-	1,089,393	-	206,487	-	-	69,009
Asset charges (note 3)	(33,142)	-	(160,277)	(26,405)	(39,696)	(69,963)	(82,845)	(8,487)

Net investment income (loss)	(33,142)	-	929,116	(26,405)	166,791	(69,963)	(82,845)	60,522

Realized gain (loss) on investments	2,086,954	5,608	4,887,583	2,472,225	(23,978)	510,221	2,964,721	175,013
Change in unrealized gain (loss) on investments	(3,532,392)	31,979	(1,017,940)	1,860,254	(84,132)	(426,557)	(5,225,005)	(325,000)

Net gain (loss) on investments	(1,445,438)	37,587	3,869,643	4,332,479	(108,110)	83,664	(2,260,284)	(149,987)

Reinvested capital gains	898,163	-	-	2,200,628	-	3,703,344	6,100,244	280,636

Net increase (decrease) in contract owners’ equity resulting from operations	$(580,417)	37,587	4,798,759	6,506,702	58,681	3,717,045	3,757,115	191,171

Investment Activity:	TRBCGP	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$-	73,990	39,161	133,781	359,087	73,626	151,732	251,478
Asset charges (note 3)	(34,148)	(11,555)	(55,764)	(13,077)	(33,614)	(10,376)	(33,607)	(17,383)

Net investment income (loss)	(34,148)	62,435	(16,603)	120,704	325,473	63,250	118,125	234,095

Realized gain (loss) on investments	799,474	229,245	(2,957,193)	130,841	597,417	169,458	710,661	211,471
Change in unrealized gain (loss) on investments	613,789	(2,083,461)	(4,524,491)	896	(83,044)	(539,502)	642,374	1,338,599

Net gain (loss) on investments	1,413,263	(1,854,216)	(7,481,684)	131,737	514,373	(370,044)	1,353,035	1,550,070

Reinvested capital gains	-	1,689,114	-	312,639	631,646	-	600,860	341,411

Net increase (decrease) in contract owners’ equity resulting from operations	$1,379,115	(102,667)	(7,498,287)	565,080	1,471,492	(306,794)	2,072,020	2,125,576

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VVSTC	VVSCG	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP
Reinvested dividends	$73,371	12,550	213,967	77,906	16,835	2,295,503	-	55,065
Asset charges (note 3)	(10,004)	(8,766)	(20,743)	(6,434)	(5,896)	(74,461)	(4,692)	(3,989)

Net investment income (loss)	63,367	3,784	193,224	71,472	10,939	2,221,042	(4,692)	51,076

Realized gain (loss) on investments	(347)	54,739	14,190	374,807	126,041	691,815	138,981	89,230
Change in unrealized gain (loss) on investments	(14,394)	(494,524)	293,818	(3,378,624)	(443,216)	(3,088,798)	(49,812)	1,080,802

Net gain (loss) on investments	(14,741)	(439,785)	308,008	(3,003,817)	(317,175)	(2,396,983)	89,169	1,170,032

Reinvested capital gains	22,419	565,603	31,188	2,065,017	748,240	346,314	143,929	317,731

Net increase (decrease) in contract owners’ equity resulting from operations	$71,045	129,602	532,420	(867,328)	442,004	170,373	228,406	1,538,839

Investment Activity:	WRSTP	SVDF	SVOF	WFVSCG	OVGS3	FTVDM3	TIF3	FTVGI3
Reinvested dividends	$-	-	5,841	-	-	-	-	-
Asset charges (note 3)	(25,619)	(18,913)	(22,569)	(9,341)	-	-	-	-

Net investment income (loss)	(25,619)	(18,913)	(16,728)	(9,341)	-	-	-	-

Realized gain (loss) on investments	2,006,514	996,564	1,171,379	331,507	6,146,666	(178,966)	1,775,372	(33,906)
Change in unrealized gain (loss) on investments	(2,971,725)	(2,879,436)	(168,935)	(1,095,771)	(6,116,637)	71,446	(1,643,703)	134,201

Net gain (loss) on investments	(965,211)	(1,882,872)	1,002,444	(764,264)	30,029	(107,520)	131,669	100,295

Reinvested capital gains	1,491,163	1,921,854	-	582,586	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$500,333	20,069	985,716	(191,019)	30,029	(107,520)	131,669	100,295

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	CVSSE	HIBF3	GEM3	GIG3	GVIX6	NVMIG3	GVDIV3	ACVVS1
Reinvested dividends	$378	243,100	38,274	86,236	26,047	194,083	128,266	-
Asset charges (note 3)	(173)	-	-	-	-	-	-	(939)

Net investment income (loss)	205	243,100	38,274	86,236	26,047	194,083	128,266	(939)

Realized gain (loss) on investments	13,924	128,895	143,427	820,978	258,867	5,975,888	417,375	208,032
Change in unrealized gain (loss) on investments	(41,847)	(21,354)	(469,408)	(829,620)	(261,062)	(5,991,197)	(581,553)	(421,378)

Net gain (loss) on investments	(27,923)	107,541	(325,981)	(8,642)	(2,195)	(15,309)	(164,178)	(213,346)

Reinvested capital gains	25,252	-	-	-	-	-	-	177,380

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,466)	350,641	(287,707)	77,594	23,852	178,774	(35,912)	(36,905)

Investment Activity:	OGGO
Reinvested dividends	$-
Asset charges (note 3)	(7,440)

Net investment income (loss)	(7,440)

Realized gain (loss) on investments	245,602
Change in unrealized gain (loss) on investments	(1,093,736)

Net gain (loss) on investments	(848,134)

Reinvested capital gains	1,263,769

Net increase (decrease) in contract owners’ equity resulting from operations	$408,195

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAA		ACVIP1		AMVAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$69,175,816	61,115,655	293	596	7,374	1,204	41,718	41,128
Realized gain (loss) on investments	164,268,990	118,719,940	11,869	150	(2,979)	(623)	408,358	113,919
Change in unrealized gain (loss) on investments	(131,795,881)	449,973,712	(6,662)	7,617	(4,858)	(8,755)	(479,810)	512,408
Reinvested capital gains	156,000,821	62,745,732	2,030	581	13,501	109	217,971	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,649,746	692,555,039	7,530	8,944	13,038	(8,065)	188,237	667,455

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	236,172,929	259,006,635	5,923	5,298	18,691	21	255,811	699,553
Transfers between funds	-	-	(140,452)	166,287	422,500	414,959	340,345	223,354
Surrenders (note 6)	(242,494,312)	(255,195,018)	-	-	(14)	(2,059)	(1,521,482)	(317,090)
Death Benefits (note 4)	(23,966,871)	(17,857,720)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(10,167,050)	(11,810,948)	-	-	-	-	(43,870)	(3,877)
Deductions for surrender charges (note 2d)	(359,613)	(913,903)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,404,127)	(105,254,809)	(4,568)	(2,717)	(9,411)	(1,815)	(61,448)	(33,190)
Asset charges (note 3):
FPVUL & VEL contracts	(5,763,905)	(5,540,769)	(332)	(185)	(14)	-	(1,122)	(765)
MSP contracts	(303,965)	(288,779)	-	-	-	-	-	-
SL contracts or LSFP contracts	(711,618)	(704,778)	-	-	-	-	-	-
Adjustments to maintain reserves	42,074	151,627	8	(3)	1,917	2	14	(1)

Net equity transactions	(154,956,458)	(138,408,462)	(139,421)	168,680	433,669	411,108	(1,031,752)	567,984

Net change in contract owners’ equity	102,693,288	554,146,577	(131,891)	177,624	446,707	403,043	(843,515)	1,235,439
Contract owners’ equity beginning of period	4,637,188,888	4,083,042,311	177,696	72	403,043	-	4,006,660	2,771,221

Contract owners’ equity end of period	$4,739,882,176	4,637,188,888	45,805	177,696	849,750	403,043	3,163,145	4,006,660

CHANGES IN UNITS:
Beginning units	250,893,361	255,557,179	15,430	7	43,953	-	293,121	250,210
Units purchased	65,435,424	36,012,059	835	15,686	46,488	44,563	44,305	72,151
Units redeemed	(64,866,726)	(40,704,136)	(12,457)	(263)	(990)	(418)	(117,926)	(29,227)

Ending units	251,462,059	250,893,361	3,808	15,430	89,451	43,953	219,500	293,121

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMVBD2		AMVGS2		AMVGR2		AMVI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,126,946	1,265	(2,430)	16,904	141,725	152,004	53,336	34,060
Realized gain (loss) on investments	116	2,804	266,876	100,399	941,972	573,259	193,992	108,318
Change in unrealized gain (loss) on investments	(962,810)	(5,926)	(220,582)	383,222	(319,946)	4,654,794	(384,005)	398,267
Reinvested capital gains	23	785	12,354	-	1,199,477	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	164,275	(1,072)	56,218	500,525	1,963,228	5,380,057	(136,677)	540,645

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,305	7,748	109,646	88,767	585,106	223,734	650,131	359,864
Transfers between funds	70,884,778	(155,633)	(21,390)	273,471	(688,929)	784,028	769,397	847,615
Surrenders (note 6)	(702)	-	(36,383)	(50,683)	(316,220)	(385,110)	(30,493)	(108,000)
Death Benefits (note 4)	(846)	(816)	(5,065)	(2,882)	(51,152)	(49,742)	(2,344)	(14,005)
Net policy repayments (loans) (note 5)	(8,720)	-	(128)	-	(40,511)	(11)	(161)	(21,638)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,838)	(8,374)	(30,518)	(32,797)	(287,046)	(220,368)	(70,671)	(42,340)
Asset charges (note 3):
FPVUL & VEL contracts	(85)	(236)	(278)	(334)	(10)	(4)	(178)	(138)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	7	(5)	7	(11)	43	(7)	7

Net equity transactions	70,772,899	(157,304)	15,879	275,549	(798,773)	352,570	1,315,674	1,021,365

Net change in contract owners’ equity	70,937,174	(158,376)	72,097	776,074	1,164,455	5,732,627	1,178,997	1,562,010
Contract owners’ equity beginning of period	74,024	232,400	2,439,091	1,663,017	23,660,929	17,928,302	3,499,457	1,937,447

Contract owners’ equity end of period	$71,011,198	74,024	2,511,188	2,439,091	24,825,384	23,660,929	4,678,454	3,499,457

CHANGES IN UNITS:
Beginning units	6,226	19,064	202,172	176,306	1,752,402	1,723,465	312,711	210,084
Units purchased	5,690,932	871	45,182	39,528	75,936	234,057	129,417	122,238
Units redeemed	(10,356)	(13,709)	(43,145)	(18,322)	(129,923)	(218,207)	(11,631)	(19,717)

Ending units	5,686,802	6,226	204,209	202,172	1,698,415	1,752,402	430,497	312,711

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	BRVHYI		MLVLC2		MLVGA2		CVSPIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,501	-	16,954	19,835	228,678	106,699	6,913	-
Realized gain (loss) on investments	(1)	-	213,602	295,813	106,099	212,457	174	-
Change in unrealized gain (loss) on investments	(11,348)	-	(252,528)	438,986	(977,571)	663,957	(23,623)	-
Reinvested capital gains	2,610	-	337,641	-	846,120	375,334	37,320	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,238)	-	315,669	754,634	203,326	1,358,447	20,784	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	118,739	219,276	542,862	436,995	-	-
Transfers between funds	501,787	-	(191,876)	(490,876)	786,293	482,356	432,164	-
Surrenders (note 6)	-	-	(2,660)	(132,407)	(326,661)	(990,252)	-	-
Death Benefits (note 4)	-	-	(6,594)	-	(3,520)	(83,686)	-	-
Net policy repayments (loans) (note 5)	-	-	(40,802)	(4,475)	(162,898)	(14,078)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(107)	(4,109)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	(42,614)	(38,187)	(395,318)	(383,159)	(1,022)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(315)	(225)	(30,377)	(28,702)	-	-
MSP contracts	-	-	-	-	(904)	(853)	-	-
SL contracts or LSFP contracts	-	-	-	-	(5,427)	(5,248)	-	-
Adjustments to maintain reserves	(4)	-	(17)	(83)	7	(17)	7	-

Net equity transactions	501,783	-	(166,139)	(446,977)	403,950	(590,753)	431,149	-

Net change in contract owners’ equity	499,545	-	149,530	307,657	607,276	767,694	451,933	-
Contract owners’ equity beginning of period	-	-	2,736,351	2,428,694	10,431,814	9,664,120	-	-

Contract owners’ equity end of period	$499,545	-	2,885,881	2,736,351	11,039,090	10,431,814	451,933	-

CHANGES IN UNITS:
Beginning units	-	-	154,703	182,994	640,899	680,130	-	-
Units purchased	51,392	-	15,863	27,105	80,975	67,595	40,998	-
Units redeemed	-	-	(24,996)	(55,473)	(56,746)	(106,825)	(88)	-

Ending units	51,392	-	145,570	154,703	665,128	640,899	40,910	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DAVVL		DWVEMS		DWVSVS		DSIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23,941	19,178	1,264	(4)	7,311	27,385	6,329,048	5,432,176
Realized gain (loss) on investments	104,347	164,657	3,847	257	574,571	416,972	12,600,863	805,544
Change in unrealized gain (loss) on investments	(537,504)	393,976	(106,929)	9,158	(987,218)	1,405,694	25,451,260	77,274,259
Reinvested capital gains	582,501	179,246	3,136	-	962,455	429,548	4,302,749	3,349,248

Net increase (decrease) in contract owners’ equity resulting from operations	173,285	757,057	(98,682)	9,411	557,119	2,279,599	48,683,920	86,861,227

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	237,703	365,752	424,361	24,618	614,538	445,195	15,161,188	16,746,529
Transfers between funds	(62,252)	(1,076,318)	434,132	391,187	3,124,620	4,377,861	28,695,837	6,846,391
Surrenders (note 6)	(65,043)	(95,541)	-	(441)	(169,859)	(56,995)	(10,898,444)	(16,569,865)
Death Benefits (note 4)	-	(11,932)	-	-	(22,967)	(21,669)	(3,263,570)	(948,006)
Net policy repayments (loans) (note 5)	(21,076)	(22,034)	-	-	(17,113)	(657)	535,516	(723,713)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(6,204)	(17,927)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,194)	(31,394)	(31,676)	(3,922)	(194,410)	(121,437)	(8,662,526)	(8,017,830)
Asset charges (note 3):
FPVUL & VEL contracts	(2,584)	(3,025)	(3)	(1)	(1,024)	(169)	(444,718)	(407,815)
MSP contracts	-	-	-	-	-	-	(13,309)	(12,864)
SL contracts or LSFP contracts	-	-	-	-	-	-	(66,814)	(59,267)
Adjustments to maintain reserves	(15)	13	(13)	9	(288)	16	1,824	4,911

Net equity transactions	50,539	(874,479)	826,801	411,450	3,333,497	4,622,145	21,038,780	(3,159,456)

Net change in contract owners’ equity	223,824	(117,422)	728,119	420,861	3,890,616	6,901,744	69,722,700	83,701,771
Contract owners’ equity beginning of period	2,664,799	2,782,221	420,861	-	10,896,188	3,994,444	359,230,963	275,529,192

Contract owners’ equity end of period	$2,888,623	2,664,799	1,148,980	420,861	14,786,804	10,896,188	428,953,663	359,230,963

CHANGES IN UNITS:
Beginning units	214,206	298,582	37,049	-	804,104	391,672	18,495,758	18,671,915
Units purchased	35,230	34,929	76,259	37,445	315,265	526,933	2,560,916	1,455,191
Units redeemed	(29,968)	(119,304)	(2,803)	(397)	(83,764)	(106,323)	(1,353,424)	(1,629,337)

Ending units	219,468	214,206	110,505	37,049	1,035,605	804,104	19,703,250	18,495,758

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSRG		ETVFR		FTVGB1		GVGMNS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$130,283	135,000	1,607,063	808,663	429,386	-	15	18
Realized gain (loss) on investments	554,171	546,427	14,840	62,177	(45,831)	-	995	110
Change in unrealized gain (loss) on investments	42,892	2,546,040	(1,575,323)	(201,264)	(367,092)	-	(580)	786
Reinvested capital gains	858,879	-	-	157,038	-	-	344	1,009

Net increase (decrease) in contract owners’ equity resulting from operations	1,586,225	3,227,467	46,580	826,614	16,463	-	774	1,923

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	734,687	806,893	457,558	308,320	806,237	-	1,959	1,273
Transfers between funds	152,139	(149,495)	41,628,564	9,253,803	11,555,040	-	(5,176)	39,524
Surrenders (note 6)	(835,854)	(748,744)	(159,888)	(16,689)	(282,316)	-	-	-
Death Benefits (note 4)	(38,505)	(45,948)	(11,025)	(988)	(5,592)	-	-	-
Net policy repayments (loans) (note 5)	15,302	51,171	(517)	(23,115)	781	-	35	(921)
Deductions for surrender charges (note 2d)	(27)	(1)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(678,461)	(675,967)	(474,054)	(202,510)	(103,776)	-	(1,970)	(914)
Asset charges (note 3):
FPVUL & VEL contracts	(53,563)	(48,758)	(320)	(99)	(1,014)	-	(189)	(80)
MSP contracts	(1,603)	(1,370)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,912)	(1,818)	-	-	-	-	-	-
Adjustments to maintain reserves	1,438	2,629	(73)	(37)	(41)	-	(6)	(3)

Net equity transactions	(706,359)	(811,408)	41,440,245	9,318,685	11,969,319	-	(5,347)	38,879

Net change in contract owners’ equity	879,866	2,416,059	41,486,825	10,145,299	11,985,782	-	(4,573)	40,802
Contract owners’ equity beginning of period	12,228,151	9,812,092	25,512,559	15,367,260	-	-	41,751	949

Contract owners’ equity end of period	$13,108,017	12,228,151	66,999,384	25,512,559	11,985,782	-	37,178	41,751

CHANGES IN UNITS:
Beginning units	609,225	657,466	2,302,534	1,438,087	-	-	3,565	92
Units purchased	50,005	53,238	3,795,995	886,216	1,259,402	-	173	3,645
Units redeemed	(79,640)	(101,479)	(75,928)	(21,742)	(81,237)	-	(684)	(172)

Ending units	579,590	609,225	6,022,601	2,302,534	1,178,165	-	3,054	3,565

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVKMG1		IVBRA1		JPMMV1		JABS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,517)	12,815	-	-	42,493	30,609	316,466	314,159
Realized gain (loss) on investments	257,214	96,972	(77)	-	355,721	122,182	348,980	182,155
Change in unrealized gain (loss) on investments	98,049	1,082,813	(11,226)	-	468,058	859,020	566,921	1,810,550
Reinvested capital gains	-	-	8,315	-	409,988	42,386	581,544	766,071

Net increase (decrease) in contract owners’ equity resulting from operations	351,746	1,192,600	(2,988)	-	1,276,260	1,054,197	1,813,911	3,072,935

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	145,854	183,463	684	-	675,911	394,715	2,038,225	4,022,552
Transfers between funds	876,549	(18,926)	400,155	-	2,631,355	3,206,837	1,732,017	301,587
Surrenders (note 6)	(569,942)	(188,114)	-	-	(193,230)	(15,162)	(471,573)	(676,165)
Death Benefits (note 4)	(5,032)	(30,411)	-	-	(17,732)	(279)	(68,217)	(365,340)
Net policy repayments (loans) (note 5)	(33,760)	(58,188)	681	-	(19,026)	(4,971)	55,340	(146,642)
Deductions for surrender charges (note 2d)	(1,052)	(1,200)	-	-	-	-	-	(170)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(116,698)	(108,869)	(1,434)	-	(118,796)	(54,729)	(432,912)	(386,524)
Asset charges (note 3):
FPVUL & VEL contracts	(9,551)	(8,960)	(249)	-	(1,104)	(305)	(13,864)	(13,481)
MSP contracts	(348)	(298)	-	-	-	-	(28)	(35)
SL contracts or LSFP contracts	(1,736)	(1,181)	-	-	-	-	(1,449)	(1,340)
Adjustments to maintain reserves	12	48	(1)	-	(2)	2	(45)	(106)

Net equity transactions	284,296	(232,636)	399,836	-	2,957,376	3,526,108	2,837,494	2,734,336

Net change in contract owners’ equity	636,042	959,964	396,848	-	4,233,636	4,580,305	4,651,405	5,807,271
Contract owners’ equity beginning of period	4,317,352	3,357,388	-	-	6,466,290	1,885,985	20,512,662	14,705,391

Contract owners’ equity end of period	$4,953,394	4,317,352	396,848	-	10,699,926	6,466,290	25,164,067	20,512,662

CHANGES IN UNITS:
Beginning units	321,052	341,791	-	-	258,597	99,517	821,725	703,225
Units purchased	86,962	36,853	38,647	-	144,257	162,364	186,612	216,043
Units redeemed	(66,751)	(57,592)	(172)	-	(30,380)	(3,370)	(74,586)	(97,540)

Ending units	341,263	321,052	38,475	-	372,474	258,597	933,751	821,725

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAFBS		JACAS		JAGTS		JAIGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$54,792	-	(17,482)	217,830	(5,252)	(5,753)	1,999,487	1,180,277
Realized gain (loss) on investments	3,400	-	1,940,895	5,214,102	1,271,107	1,744,544	(2,696,527)	(66,965)
Change in unrealized gain (loss) on investments	(43,993)	-	(12,114,412)	6,203,993	(850,920)	2,212,702	(5,919,021)	4,098,191
Reinvested capital gains	-	-	13,587,607	-	873,123	-	2,485,570	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,199	-	3,396,608	11,635,925	1,288,058	3,951,493	(4,130,491)	5,211,503

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,707	-	1,841,493	3,053,217	566,188	863,085	1,172,636	1,861,885
Transfers between funds	4,560,442	-	(3,563,449)	(4,530,409)	249,618	(75,240)	(4,863,723)	(3,930,118)
Surrenders (note 6)	(180,920)	-	(1,942,928)	(3,312,953)	(673,745)	(1,641,583)	(2,026,381)	(4,027,551)
Death Benefits (note 4)	-	-	(129,029)	(135,465)	(16,862)	(41,887)	(104,631)	(123,020)
Net policy repayments (loans) (note 5)	277	-	(207,808)	(528,321)	(4,775)	132,405	130,476	(261,080)
Deductions for surrender charges (note 2d)	-	-	(1,480)	(5,651)	(268)	(3,440)	(2,469)	(19,960)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,035)	-	(1,320,000)	(1,371,183)	(524,785)	(526,335)	(1,033,278)	(1,200,397)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(98,382)	(96,547)	(42,699)	(38,559)	(84,943)	(91,958)
MSP contracts	-	-	(2,905)	(2,565)	(1,074)	(892)	(3,142)	(3,014)
SL contracts or LSFP contracts	-	-	(8,418)	(7,940)	(3,043)	(2,764)	(9,250)	(10,175)
Adjustments to maintain reserves	6	-	43	(2,202)	89	65	20	199

Net equity transactions	4,385,477	-	(5,432,863)	(6,940,019)	(451,356)	(1,335,145)	(6,824,685)	(7,805,189)

Net change in contract owners’ equity	4,399,676	-	(2,036,255)	4,695,906	836,702	2,616,348	(10,955,176)	(2,593,686)
Contract owners’ equity beginning of period	-	-	46,697,005	42,001,099	14,513,340	11,896,992	40,211,611	42,805,297

Contract owners’ equity end of period	$4,399,676	-	44,660,750	46,697,005	15,350,042	14,513,340	29,256,435	40,211,611

CHANGES IN UNITS:
Beginning units	-	-	2,806,731	3,302,617	1,724,013	1,913,179	2,331,866	2,835,962
Units purchased	450,289	-	278,492	172,583	185,830	201,694	107,366	135,954
Units redeemed	(14,362)	-	(612,115)	(676,434)	(243,623)	(390,912)	(511,448)	(641,843)

Ending units	435,927	-	2,473,108	2,806,731	1,666,220	1,724,013	1,927,784	2,331,866

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAMVS		LZREMS		LOVMCV		MIGIC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$64,596	14,987	420,985	292,977	1,955	3,068	18,472	22,963
Realized gain (loss) on investments	121,721	200,961	(411,394)	(465,062)	223,550	51,099	378,879	173,828
Change in unrealized gain (loss) on investments	(190,410)	193,295	(1,824,609)	(292,362)	(86,265)	273,931	(216,992)	632,754
Reinvested capital gains	162,184	32,727	255,607	142,641	-	-	198,422	114,868

Net increase (decrease) in contract owners’ equity resulting from operations	158,091	441,970	(1,559,411)	(321,806)	139,240	328,098	378,781	944,413

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	74,515	188,148	1,055,115	1,427,478	8,738	55,364	146,268	171,860
Transfers between funds	(140,927)	(738,669)	4,879,606	1,418,887	(101,818)	51,854	(430,420)	127,854
Surrenders (note 6)	(12,872)	(61,098)	(793,103)	(778,427)	(372,497)	(69,739)	(168,220)	(379,936)
Death Benefits (note 4)	-	(6,193)	(149,282)	(91,665)	(716)	(537)	(11,856)	(22,724)
Net policy repayments (loans) (note 5)	1,241	(3,740)	(14,276)	(48,097)	(12,633)	(2,054)	(40,003)	(93,056)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(407)	(2,036)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,245)	(39,279)	(302,398)	(267,251)	(14,737)	(13,322)	(146,128)	(155,249)
Asset charges (note 3):
FPVUL & VEL contracts	(172)	(185)	(1,941)	(2,134)	(33)	(31)	(14,794)	(14,880)
MSP contracts	-	-	-	-	-	-	(75)	(66)
SL contracts or LSFP contracts	-	-	-	-	-	-	(690)	(799)
Adjustments to maintain reserves	(4)	293	59	(376)	20	(63)	14	(1)

Net equity transactions	(114,464)	(660,723)	4,673,780	1,658,415	(493,676)	21,472	(666,311)	(369,033)

Net change in contract owners’ equity	43,627	(218,753)	3,114,369	1,336,609	(354,436)	349,570	(287,530)	575,380
Contract owners’ equity beginning of period	1,908,778	2,127,531	23,822,313	22,485,704	1,455,733	1,106,163	3,758,750	3,183,370

Contract owners’ equity end of period	$1,952,405	1,908,778	26,936,682	23,822,313	1,101,297	1,455,733	3,471,220	3,758,750

CHANGES IN UNITS:
Beginning units	135,589	189,721	2,130,245	1,981,197	84,220	83,197	156,129	172,283
Units purchased	41,292	42,067	587,603	321,811	649	7,769	6,409	11,393
Units redeemed	(48,817)	(96,435)	(186,180)	(170,098)	(27,595)	(6,771)	(33,168)	(27,547)

Ending units	128,064	135,589	2,531,668	2,130,245	57,274	84,220	129,370	156,129

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDIC		MNDSC		MVRISC		MVFIC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	(3,199)	(3,253)	34,235	60,968	156,890	117,226
Realized gain (loss) on investments	42,779	25,650	237,622	15,697	385,806	75,131	1,145,109	860,687
Change in unrealized gain (loss) on investments	(222,400)	137,455	(624,227)	420,231	(651,455)	545,587	(600,505)	1,914,460
Reinvested capital gains	122,045	4,994	277,161	14,331	-	-	317,434	30,323

Net increase (decrease) in contract owners’ equity resulting from operations	(57,576)	168,099	(112,643)	447,006	(231,414)	681,686	1,018,928	2,922,696

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,080	43,092	251,407	121,765	107,797	243,208	392,472	536,026
Transfers between funds	(170,468)	609,436	(283,240)	938,884	(800,616)	90,946	(835,842)	(33,869)
Surrenders (note 6)	(34,313)	(64,897)	(82,639)	-	(38,695)	(82,739)	(648,349)	(596,523)
Death Benefits (note 4)	-	-	-	-	(105,769)	-	(2,328)	(17,287)
Net policy repayments (loans) (note 5)	(5,585)	(20,205)	(803,170)	(5,591)	(533,375)	(5)	(186,313)	(192,046)
Deductions for surrender charges (note 2d)	(5)	-	-	-	-	-	(2,266)	(9,946)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,194)	(16,694)	(30,259)	(16,842)	(56,609)	(59,082)	(306,262)	(313,173)
Asset charges (note 3):
FPVUL & VEL contracts	(2,309)	(1,772)	(48)	(24)	(268)	(215)	(25,315)	(24,736)
MSP contracts	-	-	-	-	-	-	(1,078)	(962)
SL contracts or LSFP contracts	-	-	-	-	-	-	(7,559)	(6,990)
Adjustments to maintain reserves	3	2	(20)	11	(3)	8	(11)	(19)

Net equity transactions	(205,791)	548,962	(947,969)	1,038,203	(1,427,538)	192,121	(1,622,851)	(659,525)

Net change in contract owners’ equity	(263,367)	717,061	(1,060,612)	1,485,209	(1,658,952)	873,807	(603,923)	2,263,171
Contract owners’ equity beginning of period	797,640	80,579	2,155,892	670,683	4,491,538	3,617,731	10,619,793	8,356,622

Contract owners’ equity end of period	$534,273	797,640	1,095,280	2,155,892	2,832,586	4,491,538	10,015,870	10,619,793

CHANGES IN UNITS:
Beginning units	54,531	7,796	148,553	65,112	423,329	403,657	368,819	394,370
Units purchased	2,855	54,558	35,042	85,199	16,854	38,246	18,337	38,962
Units redeemed	(18,002)	(7,823)	(101,853)	(1,758)	(152,081)	(18,657)	(72,392)	(64,512)

Ending units	39,384	54,531	81,742	148,553	288,102	423,329	314,764	368,819

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVFSC		MVIVSC		MSVFI		MSEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$329,754	203,886	971,624	577,847	47,808	68,349	2,119,928	1,602,858
Realized gain (loss) on investments	3,858,805	2,046,774	2,723,214	2,432,380	37,057	36,049	2,955	191,427
Change in unrealized gain (loss) on investments	(2,255,213)	5,368,825	(3,182,137)	8,859,175	43,893	(110,481)	(1,338,232)	(6,111,832)
Reinvested capital gains	917,522	79,614	-	-	-	-	297,415	504,268

Net increase (decrease) in contract owners’ equity resulting from operations	2,850,868	7,699,099	512,701	11,869,402	128,758	(6,083)	1,082,066	(3,813,279)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,020,968	2,616,004	2,111,605	1,735,546	67,373	86,985	259,749	393,550
Transfers between funds	(4,250,767)	(1,603,049)	3,962,787	3,587,206	(70,224)	(414,866)	(134,321)	2,066,712
Surrenders (note 6)	(1,614,621)	(87,363)	(1,939,471)	(429,745)	(52,618)	(173,381)	(505,610)	(837,617)
Death Benefits (note 4)	(56,909)	(197,599)	(163,188)	(160,695)	(7,365)	(4,550)	(133,129)	(171,685)
Net policy repayments (loans) (note 5)	(33,253)	(133,118)	(120,327)	(57,335)	(31,014)	(7,824)	(36,683)	(4,577)
Deductions for surrender charges (note 2d)	-	-	-	-	(47)	(1,575)	(877)	(328)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(439,050)	(385,026)	(666,748)	(561,692)	(72,251)	(82,350)	(476,921)	(521,816)
Asset charges (note 3):
FPVUL & VEL contracts	(6,784)	(5,081)	(3,551)	(2,566)	(6,833)	(7,273)	(16,024)	(18,576)
MSP contracts	-	-	-	-	(528)	(518)	(270)	(270)
SL contracts or LSFP contracts	-	-	-	-	(663)	(861)	(1,216)	(1,685)
Adjustments to maintain reserves	(56)	(884)	(103)	(3,621)	12	(10)	4	(53)

Net equity transactions	(4,380,472)	203,884	3,181,004	4,107,098	(174,158)	(606,223)	(1,045,298)	903,655

Net change in contract owners’ equity	(1,529,604)	7,902,983	3,693,705	15,976,500	(45,400)	(612,306)	36,768	(2,909,624)
Contract owners’ equity beginning of period	29,309,020	21,406,037	56,931,951	40,955,451	1,763,427	2,375,733	38,132,292	41,041,916

Contract owners’ equity end of period	$27,779,416	29,309,020	60,625,656	56,931,951	1,718,027	1,763,427	38,169,060	38,132,292

CHANGES IN UNITS:
Beginning units	2,108,924	2,084,955	2,760,169	2,528,785	119,123	159,977	985,279	977,094
Units purchased	305,222	236,524	388,298	351,001	10,972	8,066	20,572	79,587
Units redeemed	(596,339)	(211,816)	(235,927)	(101,720)	(22,491)	(48,919)	(50,709)	(70,629)

Ending units	1,817,807	2,108,924	2,912,540	2,760,169	107,604	119,123	955,142	985,279

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		MSVMG		MSVEG		MSVRE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$17,834	81,920	(29,279)	17,505	(3,269)	4,851	214,359	205,184
Realized gain (loss) on investments	35,599	285,009	226,531	(104,004)	170,796	143,734	1,092,973	4,818,466
Change in unrealized gain (loss) on investments	444,934	(316,598)	(1,831,183)	3,644,262	(183,638)	393,090	3,397,062	(4,501,707)
Reinvested capital gains	-	-	1,857,615	277,194	86,300	74,256	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	498,367	50,331	223,684	3,834,957	70,189	615,931	4,704,394	521,943

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	612,704	626,074	112,088	267,180	171,145	15,365	168,386	258,687
Transfers between funds	1,027,625	4,575	(93,992)	(1,300,756)	(470,012)	(538,659)	(673,397)	(6,012,360)
Surrenders (note 6)	(150,937)	(33,772)	(239,676)	(322,176)	(6,575)	(18,430)	(575,624)	(1,875,101)
Death Benefits (note 4)	(8,508)	(811)	(31,757)	(26,108)	(1,233)	-	-	(39,675)
Net policy repayments (loans) (note 5)	(29,999)	(49,587)	(31,681)	(91,612)	(884)	(42)	(386)	(1,696)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,030)	(53,953)	(153,248)	(148,031)	(48,769)	(48,002)	(193,611)	(273,927)
Asset charges (note 3):
FPVUL & VEL contracts	(430)	(468)	(873)	(791)	(156)	(45)	-	(12)
MSP contracts	-	-	-	-	-	-	6	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	(1)
Adjustments to maintain reserves	(15)	347	(6)	251	(5)	366	(220)	(111)

Net equity transactions	1,385,410	492,405	(439,145)	(1,622,043)	(356,489)	(589,447)	(1,274,846)	(7,944,196)

Net change in contract owners’ equity	1,883,777	542,736	(215,461)	2,212,914	(286,300)	26,484	3,429,548	(7,422,253)
Contract owners’ equity beginning of period	2,913,382	2,370,646	13,482,809	11,269,895	1,566,998	1,540,514	16,994,730	24,416,983

Contract owners’ equity end of period	$4,797,159	2,913,382	13,267,348	13,482,809	1,280,698	1,566,998	20,424,278	16,994,730

CHANGES IN UNITS:
Beginning units	290,891	242,254	785,039	900,392	93,010	135,128	453,779	660,510
Units purchased	169,420	143,854	61,867	39,289	13,571	21,587	16,169	9,701
Units redeemed	(38,615)	(95,071)	(88,063)	(154,721)	(35,007)	(63,826)	(51,992)	(204,624)

Ending units	421,696	290,891	758,843	785,039	71,574	93,010	417,956	453,779

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIX		NVBX		NCPG		IDPGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$240,818	-	1,265,653	-	1,140	-	-	-
Realized gain (loss) on investments	(45,074)	-	1,537	-	(4)	-	-	-
Change in unrealized gain (loss) on investments	(1,137,967)	-	(631,757)	-	(1,292)	-	-	-
Reinvested capital gains	-	-	-	-	572	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(942,223)	-	635,433	-	416	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	571,085	-	619,853	-	3,976	-	-	-
Transfers between funds	12,109,268	-	56,805,606	-	39,526	-	-	-
Surrenders (note 6)	(35,937)	-	-	-	-	-	-	-
Death Benefits (note 4)	(3,927)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(118,826)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(135,283)	-	(106,344)	-	(557)	-	-	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,469)	-	(532)	-	(45)	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(20)	-	(8)	-	3	-	-	-

Net equity transactions	12,382,891	-	57,318,575	-	42,903	-	-	-

Net change in contract owners’ equity	11,440,668	-	57,954,008	-	43,319	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$11,440,668	-	57,954,008	-	43,319	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,303,181	-	5,656,095	-	4,356	-	-	-
Units redeemed	(58,002)	-	(10,464)	-	(60)	-	-	-

Ending units	1,245,179	-	5,645,631	-	4,296	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$806,692	688,922	75,892	89,468	18,967	29,269	47,202	23,328
Realized gain (loss) on investments	1,346,695	870,217	649,323	140,221	16,804	41,213	459,878	228,218
Change in unrealized gain (loss) on investments	(1,640,942)	7,819,670	(349,691)	1,191,311	26,171	(117,435)	(370,537)	1,271,504
Reinvested capital gains	4,487,169	722,334	12,475	1,663	13,492	487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,999,614	10,101,143	387,999	1,422,663	75,434	(46,466)	136,543	1,523,050

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,673,164	1,858,590	448,499	414,845	93,187	107,171	322,630	277,555
Transfers between funds	(1,074,824)	121,615	341,263	604,008	21,249	(126,329)	(22,224)	686,979
Surrenders (note 6)	(2,540,570)	(2,868,802)	(384,422)	(417,614)	(77,170)	(296,862)	(319,763)	(302,786)
Death Benefits (note 4)	(222,500)	(281,276)	(51,129)	(1,338)	(995)	(31,313)	(6,100)	(74,845)
Net policy repayments (loans) (note 5)	(12,393)	(86,845)	39,857	(148,657)	(1,071)	9,879	(67,103)	(107,746)
Deductions for surrender charges (note 2d)	(2,756)	(11,405)	(14,206)	(1,534)	(1,310)	(8,845)	(2,001)	(2,005)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,491,080)	(1,503,553)	(296,083)	(264,771)	(93,880)	(100,109)	(221,192)	(216,027)
Asset charges (note 3):
FPVUL & VEL contracts	(140,361)	(132,684)	(24,638)	(21,483)	(5,322)	(5,870)	(21,009)	(19,482)
MSP contracts	(6,351)	(5,582)	(5,764)	(5,012)	(747)	(810)	(1,281)	(1,185)
SL contracts or LSFP contracts	(15,990)	(15,900)	(7,524)	(7,402)	(1,613)	(1,648)	(3,144)	(2,789)
Adjustments to maintain reserves	11	(5)	(3)	16	(4)	4	(9)	(1)

Net equity transactions	(3,833,650)	(2,925,847)	45,850	151,058	(67,676)	(454,732)	(341,196)	237,668

Net change in contract owners’ equity	1,165,964	7,175,296	433,849	1,573,721	7,758	(501,198)	(204,653)	1,760,718
Contract owners’ equity beginning of period	39,757,407	32,582,111	7,636,273	6,062,552	1,537,507	2,038,705	6,738,800	4,978,082

Contract owners’ equity end of period	$40,923,371	39,757,407	8,070,122	7,636,273	1,545,265	1,537,507	6,534,147	6,738,800

CHANGES IN UNITS:
Beginning units	1,832,139	1,980,422	487,528	477,179	122,305	158,000	394,540	374,929
Units purchased	86,625	110,539	53,189	77,258	9,372	10,862	26,992	70,655
Units redeemed	(251,598)	(258,822)	(49,981)	(66,910)	(14,584)	(46,557)	(45,870)	(51,044)

Ending units	1,667,166	1,832,139	490,736	487,528	117,093	122,305	375,662	394,540

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGR2		GVAGI2		HIBF		GEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$42,607	29,209	25,692	27,608	1,225,741	1,087,366	156,824	90,318
Realized gain (loss) on investments	842,576	708,414	160,206	239,093	378,296	430,636	(187,711)	160,811
Change in unrealized gain (loss) on investments	(144,348)	1,620,058	105,627	534,457	(1,117,148)	(296,561)	(492,917)	(213,482)
Reinvested capital gains	-	-	29,410	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,835	2,357,681	320,935	801,158	486,889	1,221,441	(523,804)	37,647

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	382,676	635,355	104,926	101,548	446,859	939,562	491,723	154,338
Transfers between funds	(234,904)	519,881	(50,423)	180,064	4,632,729	(5,171,244)	5,859,530	(1,177,553)
Surrenders (note 6)	(749,978)	(784,366)	(91,070)	(321,585)	(757,333)	(383,729)	(458,754)	(1,256,208)
Death Benefits (note 4)	(3,821)	(16,368)	(4,044)	(2,864)	(188,353)	(79,338)	(36,867)	(5,460)
Net policy repayments (loans) (note 5)	(268,797)	(2,205)	(28,491)	(4,823)	(36,273)	(21,470)	(36,821)	(15,072)
Deductions for surrender charges (note 2d)	(3,835)	(13,300)	(919)	(152)	(1,425)	(80)	(1,143)	(537)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(298,114)	(297,944)	(87,757)	(81,783)	(540,562)	(293,445)	(351,033)	(189,435)
Asset charges (note 3):
FPVUL & VEL contracts	(27,939)	(25,828)	(8,310)	(7,622)	(32,183)	(11,647)	(22,595)	(5,987)
MSP contracts	(1,918)	(1,730)	(1,441)	(1,148)	(1,759)	(1,037)	(4,556)	(198)
SL contracts or LSFP contracts	(5,630)	(5,876)	(1,620)	(1,449)	(5,492)	(1,063)	(3,026)	(321)
Adjustments to maintain reserves	5	-	(2)	2	8	70	(30)	275

Net equity transactions	(1,212,255)	7,619	(169,151)	(139,812)	3,516,216	(5,023,421)	5,436,428	(2,496,158)

Net change in contract owners’ equity	(471,420)	2,365,300	151,784	661,346	4,003,105	(3,801,980)	4,912,624	(2,458,511)
Contract owners’ equity beginning of period	10,165,319	7,800,019	3,183,307	2,521,961	17,286,424	21,088,404	9,214,541	11,673,052

Contract owners’ equity end of period	$9,693,899	10,165,319	3,335,091	3,183,307	21,289,529	17,286,424	14,127,165	9,214,541

CHANGES IN UNITS:
Beginning units	660,438	656,818	235,408	247,986	679,469	891,109	347,886	443,026
Units purchased	43,223	80,959	9,158	24,485	561,367	49,949	384,334	8,748
Units redeemed	(120,864)	(77,339)	(20,817)	(37,063)	(424,682)	(261,533)	(174,792)	(103,903)

Ending units	582,797	660,438	223,749	235,408	816,154	679,469	557,428	347,886

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG		NVIE6		NVNMO1		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$531,200	51,635	10,101	1,343	151,018	158,847	3,042	6,940
Realized gain (loss) on investments	1,308,154	281,671	6,374	3,850	564,758	546,139	206,595	24,773
Change in unrealized gain (loss) on investments	(2,029,710)	1,584,521	(18,097)	36,191	(2,305,020)	4,123,577	(159,138)	177,700
Reinvested capital gains	-	-	-	-	2,663,751	643,980	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(190,356)	1,917,827	(1,622)	41,384	1,074,507	5,472,543	50,499	209,413

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	615,217	628,083	-	-	606,648	695,127	18,425	23,579
Transfers between funds	3,586,909	1,083,332	(9,207)	(92)	(597,451)	10,519	(449,784)	551,722
Surrenders (note 6)	(903,296)	(795,340)	(4,392)	(8,064)	(697,078)	(1,196,378)	(65,057)	(12,802)
Death Benefits (note 4)	(8,058)	(29,951)	-	-	(132,461)	(74,247)	-	(76,445)
Net policy repayments (loans) (note 5)	(35,621)	(33,963)	(73)	(358)	34,911	26,189	(135,492)	(2,905)
Deductions for surrender charges (note 2d)	(86)	(64)	(32)	(827)	(132)	(731)	-	(162)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(343,312)	(277,201)	(6,157)	(6,415)	(654,791)	(656,579)	(23,035)	(26,075)
Asset charges (note 3):
FPVUL & VEL contracts	(26,008)	(18,319)	(489)	(494)	(57,158)	(54,895)	(1,343)	(1,627)
MSP contracts	(1,184)	(440)	-	-	(1,882)	(1,665)	(27)	(15)
SL contracts or LSFP contracts	(3,182)	(1,848)	(849)	(810)	(4,559)	(3,965)	(645)	(527)
Adjustments to maintain reserves	32	1,551	(4)	(2)	(9)	4	(5)	4

Net equity transactions	2,881,411	555,840	(21,203)	(17,062)	(1,503,962)	(1,256,621)	(656,963)	454,747

Net change in contract owners’ equity	2,691,055	2,473,667	(22,825)	24,322	(429,455)	4,215,922	(606,464)	664,160
Contract owners’ equity beginning of period	13,055,210	10,581,543	270,431	246,109	17,223,307	13,007,385	955,287	291,127

Contract owners’ equity end of period	$15,746,265	13,055,210	247,606	270,431	16,793,852	17,223,307	348,823	955,287

CHANGES IN UNITS:
Beginning units	796,673	758,056	27,530	29,454	1,264,376	1,373,296	63,496	26,852
Units purchased	636,624	145,131	25,931	-	51,916	91,365	3,686	48,483
Units redeemed	(472,575)	(106,140)	(28,072)	(1,924)	(159,769)	(200,285)	(46,219)	(11,839)

Ending units	960,722	796,673	25,389	27,530	1,156,523	1,264,376	20,963	63,496

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$86,482	39,606	3,919,302	2,542,198	172,299	101,789	120,707	88,190
Realized gain (loss) on investments	235,539	164,487	604,671	358,570	452,247	177,855	95,343	97,461
Change in unrealized gain (loss) on investments	(343,408)	444,154	(1,470,444)	14,936,440	(517,837)	687,143	(191,744)	(24,553)
Reinvested capital gains	177,391	68,963	4,167,905	3,319,805	208,736	167,023	152,576	66,634

Net increase (decrease) in contract owners’ equity resulting from operations	156,004	717,210	7,221,434	21,157,013	315,445	1,133,810	176,882	227,732

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,013,156	1,005,777	1,592,373	1,766,110	1,478,971	1,726,498	1,077,950	1,381,905
Transfers between funds	245,583	127,992	1,033,112	(186,541)	(846,910)	186,673	136,657	(832,082)
Surrenders (note 6)	(298,974)	(204,340)	(4,163)	(71,606)	(31,658)	(319,670)	(153,112)	(456,239)
Death Benefits (note 4)	(9,501)	(2,237)	(707,942)	(780,808)	(8,083)	-	(4,041)	-
Net policy repayments (loans) (note 5)	(288,511)	(167,656)	(372,307)	(203,236)	(316,109)	(238,293)	(42,255)	(108,437)
Deductions for surrender charges (note 2d)	(464)	(7,216)	-	(3,500)	-	-	(6,033)	(1,395)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185,761)	(139,555)	(1,635,982)	(1,507,287)	(283,012)	(257,748)	(216,899)	(201,041)
Asset charges (note 3):
FPVUL & VEL contracts	(10,774)	(8,922)	(14,733)	(11,569)	(19,698)	(18,876)	(12,745)	(12,095)
MSP contracts	(241)	(216)	(327)	(559)	(447)	(405)	(545)	(374)
SL contracts or LSFP contracts	(30)	(36)	(864)	(834)	(1,497)	(1,469)	(245)	(150)
Adjustments to maintain reserves	6	278	(16)	84	1	(11)	(6)	1,545

Net equity transactions	464,489	603,869	(110,849)	(999,746)	(28,442)	1,076,699	778,726	(228,363)

Net change in contract owners’ equity	620,493	1,321,079	7,110,585	20,157,267	287,003	2,210,509	955,608	(631)
Contract owners’ equity beginning of period	3,541,688	2,220,609	165,624,736	145,467,469	6,867,707	4,657,198	4,544,807	4,545,438

Contract owners’ equity end of period	$4,162,181	3,541,688	172,735,321	165,624,736	7,154,710	6,867,707	5,500,415	4,544,807

CHANGES IN UNITS:
Beginning units	261,976	213,377	10,209,139	10,264,208	505,936	417,509	357,466	376,288
Units purchased	96,606	102,592	206,435	158,882	118,352	181,666	126,520	127,316
Units redeemed	(64,480)	(54,022)	(190,936)	(213,950)	(121,980)	(93,241)	(65,570)	(146,254)

Ending units	294,102	261,976	10,224,638	10,209,139	502,308	505,936	418,416	357,466

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$181,666	100,085	176,852	98,377	90,189	51,099	27,682	22,467
Realized gain (loss) on investments	80,944	227,565	281,263	178,502	110,618	39,288	(10,997)	5,777
Change in unrealized gain (loss) on investments	(117,258)	517,067	(745,384)	748,466	(154,284)	122,255	23,730	(58,915)
Reinvested capital gains	170,866	144,168	572,239	264,738	95,015	53,849	-	9,684

Net increase (decrease) in contract owners’ equity resulting from operations	316,218	988,885	284,970	1,290,083	141,538	266,491	40,415	(20,987)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,074,902	1,155,454	504,027	461,072	816,784	730,443	40,421	70,236
Transfers between funds	180,840	(650,972)	(446,534)	956,270	47,178	447,119	123,799	83,491
Surrenders (note 6)	(150,493)	(273,923)	(288,093)	(281,385)	(4,494)	(4,352)	(34,166)	(205,521)
Death Benefits (note 4)	(20,221)	(202,323)	(65,732)	-	(8,465)	-	(3,670)	(1,422)
Net policy repayments (loans) (note 5)	111,603	(24,419)	63,452	(94,241)	(116,613)	(191,889)	(11,792)	2,664
Deductions for surrender charges (note 2d)	-	(4,282)	(496)	(3,853)	(33)	-	-	(21)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(320,137)	(291,634)	(191,484)	(170,873)	(163,018)	(130,190)	(20,621)	(29,323)
Asset charges (note 3):
FPVUL & VEL contracts	(16,876)	(14,428)	(19,154)	(17,016)	(7,201)	(5,401)	(1,966)	(2,533)
MSP contracts	(1,662)	(1,033)	(4,120)	(3,577)	(2,062)	(1,371)	(71)	(96)
SL contracts or LSFP contracts	(5,531)	(5,197)	(5,345)	(4,954)	(166)	(153)	(1,230)	(1,257)
Adjustments to maintain reserves	(14)	2	(16)	1,757	4	1	1	5

Net equity transactions	852,411	(312,755)	(453,495)	843,200	561,914	844,207	90,705	(83,777)

Net change in contract owners’ equity	1,168,629	676,130	(168,525)	2,133,283	703,452	1,110,698	131,120	(104,764)
Contract owners’ equity beginning of period	6,256,218	5,580,088	7,290,898	5,157,615	3,134,027	2,023,329	859,611	964,375

Contract owners’ equity end of period	$7,424,847	6,256,218	7,122,373	7,290,898	3,837,479	3,134,027	990,731	859,611

CHANGES IN UNITS:
Beginning units	465,232	489,603	539,732	475,266	234,164	168,356	65,876	72,492
Units purchased	147,028	102,357	58,639	111,241	79,259	91,865	23,340	21,107
Units redeemed	(85,208)	(126,728)	(97,585)	(46,941)	(38,516)	(26,051)	(16,945)	(27,723)

Ending units	527,052	465,232	500,786	539,732	274,907	234,164	72,271	65,876

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLCP1		TRF		GBF		CAF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,910	17,472	1,200,164	1,121,956	1,208,221	1,660,047	56,798	99,824
Realized gain (loss) on investments	(5,830)	(9,191)	1,218,553	1,293,468	(2,603,576)	(3,640,129)	894,053	1,264,030
Change in unrealized gain (loss) on investments	56,522	(33,703)	10,195,924	20,954,580	4,554,110	(4,578,319)	848,874	2,580,640
Reinvested capital gains	-	13,015	-	-	-	1,123,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,602	(12,407)	12,614,641	23,370,004	3,158,755	(5,434,734)	1,799,725	3,944,494

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	42,491	21,097	2,532,158	2,603,804	1,573,862	2,561,943	1,022,879	1,533,346
Transfers between funds	1,532,872	(150,251)	7,382,732	(2,577,662)	(22,909,144)	(28,691,799)	(195,869)	(379,876)
Surrenders (note 6)	(73,847)	(17,992)	(2,086,513)	(2,643,725)	(2,013,123)	(8,855,432)	(1,134,214)	(1,476,795)
Death Benefits (note 4)	(3,468)	(81,862)	(550,209)	(471,852)	(1,007,774)	(434,973)	(94,292)	(44,077)
Net policy repayments (loans) (note 5)	(33,930)	257	134,290	(196,741)	(5,406)	(90,191)	32,856	35,076
Deductions for surrender charges (note 2d)	-	-	(2,466)	(5,430)	(695)	(3,882)	(203)	(3)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,872)	(55,808)	(2,804,038)	(2,648,408)	(3,071,890)	(3,554,515)	(931,332)	(915,262)
Asset charges (note 3):
FPVUL & VEL contracts	(2,677)	(1,145)	(165,262)	(152,604)	(82,232)	(92,631)	(68,109)	(63,493)
MSP contracts	(26)	-	(9,217)	(8,241)	(7,511)	(8,270)	(1,841)	(1,600)
SL contracts or LSFP contracts	(2,444)	(1,004)	(7,731)	(6,978)	(15,585)	(22,187)	(3,201)	(3,082)
Adjustments to maintain reserves	(1)	2	1,961	(1,013)	(15)	(1,008)	(10)	(267)

Net equity transactions	1,384,098	(286,706)	4,425,705	(6,108,850)	(27,539,513)	(39,192,945)	(1,373,336)	(1,316,033)

Net change in contract owners’ equity	1,492,700	(299,113)	17,040,346	17,261,154	(24,380,758)	(44,627,679)	426,389	2,628,461
Contract owners’ equity beginning of period	964,406	1,263,519	96,357,207	79,096,053	88,111,568	132,739,247	16,588,174	13,959,713

Contract owners’ equity end of period	$2,457,106	964,406	113,397,553	96,357,207	63,730,810	88,111,568	17,014,563	16,588,174

CHANGES IN UNITS:
Beginning units	68,382	88,003	5,235,424	5,630,708	4,678,416	6,848,651	1,193,249	1,304,902
Units purchased	111,065	17,407	584,530	202,698	126,964	199,038	78,969	111,493
Units redeemed	(13,662)	(37,028)	(284,863)	(597,985)	(1,567,420)	(2,368,272)	(172,874)	(223,145)

Ending units	165,785	68,382	5,535,091	5,235,424	3,237,960	4,678,416	1,099,344	1,193,249

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIDA		NVDBL2		NVDCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$183,238	231,789	397,889	401,939	33,429	27,963	11,039	4,866
Realized gain (loss) on investments	1,549,338	240,819	3,350,387	633,966	47,171	13,868	18,725	35,472
Change in unrealized gain (loss) on investments	(1,707,618)	1,128,503	(2,469,109)	4,829,540	(4,838)	143,916	(12,386)	14,125
Reinvested capital gains	-	-	-	-	7,644	14,880	9,215	3,469

Net increase (decrease) in contract owners’ equity resulting from operations	24,958	1,601,111	1,279,167	5,865,445	83,406	200,627	26,593	57,932

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	310,543	1,429,729	1,396,138	1,495,119	33,336	26,710	49,431	24,605
Transfers between funds	(6,830,214)	122,388	(1,893,581)	752,184	213,193	255,815	330,380	38,029
Surrenders (note 6)	(116,291)	(94,573)	(2,782,342)	(1,158,270)	(15,101)	(99,751)	(28,815)	(138,407)
Death Benefits (note 4)	(6,600)	(182,252)	(208,320)	(50,736)	-	-	-	-
Net policy repayments (loans) (note 5)	(12,977)	(201,704)	(36,351)	(135,321)	(26,231)	(12,694)	12,041	(14,676)
Deductions for surrender charges (note 2d)	(1,301)	-	(19,565)	(26,020)	(324)	(540)	(340)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,663)	(156,104)	(845,459)	(871,113)	(59,180)	(47,968)	(22,212)	(15,203)
Asset charges (note 3):
FPVUL & VEL contracts	(4,064)	(4,547)	(74,240)	(70,804)	(4,413)	(3,213)	(2,332)	(1,258)
MSP contracts	(45)	-	(5,214)	(5,222)	-	-	(15)	(5)
SL contracts or LSFP contracts	(1,664)	-	(6,989)	(6,214)	(1,246)	(1,178)	(25)	(284)
Adjustments to maintain reserves	8	3	109	(15)	(2)	7	(10)	8

Net equity transactions	(6,774,268)	912,940	(4,475,814)	(76,412)	140,032	117,188	338,103	(107,191)

Net change in contract owners’ equity	(6,749,310)	2,514,051	(3,196,647)	5,789,033	223,438	317,815	364,696	(49,259)
Contract owners’ equity beginning of period	10,179,629	7,665,578	27,694,970	21,905,937	1,744,025	1,426,210	301,222	350,481

Contract owners’ equity end of period	$3,430,319	10,179,629	24,498,323	27,694,970	1,967,463	1,744,025	665,918	301,222

CHANGES IN UNITS:
Beginning units	1,031,670	941,904	1,274,214	1,281,727	109,004	101,106	16,580	23,052
Units purchased	310,114	321,148	74,814	140,292	17,920	19,068	21,049	3,263
Units redeemed	(973,224)	(231,579)	(275,155)	(147,843)	(9,346)	(11,171)	(2,791)	(9,736)

Ending units	368,560	1,031,670	1,073,873	1,274,214	117,578	109,004	34,838	16,580

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDC		GVIDM		GVDMA		GVDMC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$197,349	182,824	1,171,957	1,145,964	1,425,032	1,245,120	294,639	277,830
Realized gain (loss) on investments	104,948	214,540	2,901,232	1,626,580	42,660	(1,112,567)	593,906	465,216
Change in unrealized gain (loss) on investments	(234,771)	(33,718)	(489,962)	8,319,900	2,507,673	15,501,270	(445,026)	741,655
Reinvested capital gains	335,347	174,807	-	-	-	-	304,000	212,768

Net increase (decrease) in contract owners’ equity resulting from operations	402,873	538,453	3,583,227	11,092,444	3,975,365	15,633,823	747,519	1,697,469

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	517,171	514,139	2,950,087	3,116,137	5,784,771	4,745,558	586,718	707,921
Transfers between funds	369,056	(496,136)	(642,279)	(894,387)	7,208,869	(2,906,650)	(63,703)	(593,263)
Surrenders (note 6)	(935,570)	(419,095)	(5,447,775)	(6,180,059)	(6,467,500)	(7,129,300)	(562,428)	(867,205)
Death Benefits (note 4)	(48,044)	(5,773)	(329,686)	(493,452)	(194,538)	(339,145)	(24,388)	(398,649)
Net policy repayments (loans) (note 5)	276,313	(353,748)	312,590	(228,696)	(232,648)	(105,824)	(93,198)	(44,292)
Deductions for surrender charges (note 2d)	(476)	(2,413)	(13,252)	(94,666)	(62,274)	(245,958)	(4,276)	(3,091)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(411,191)	(473,634)	(2,848,441)	(2,951,711)	(2,865,014)	(2,997,087)	(607,131)	(664,657)
Asset charges (note 3):
FPVUL & VEL contracts	(22,626)	(23,606)	(191,799)	(192,052)	(257,486)	(250,034)	(38,432)	(40,288)
MSP contracts	(6,694)	(6,959)	(36,071)	(35,457)	(20,811)	(20,020)	(18,679)	(18,083)
SL contracts or LSFP contracts	(2,924)	(3,139)	(26,739)	(28,833)	(37,523)	(39,130)	(5,970)	(6,475)
Adjustments to maintain reserves	(1)	(23)	32	991	54	17,128	28	(31)

Net equity transactions	(264,986)	(1,270,387)	(6,273,333)	(7,982,185)	2,855,900	(9,270,462)	(831,459)	(1,928,113)

Net change in contract owners’ equity	137,887	(731,934)	(2,690,106)	3,110,259	6,831,265	6,363,361	(83,940)	(230,644)
Contract owners’ equity beginning of period	10,837,100	11,569,034	72,702,876	69,592,617	79,655,146	73,291,785	16,808,751	17,039,395

Contract owners’ equity end of period	$10,974,987	10,837,100	70,012,770	72,702,876	86,486,411	79,655,146	16,724,811	16,808,751

CHANGES IN UNITS:
Beginning units	675,196	755,925	3,736,779	4,170,660	3,786,951	4,264,890	929,870	1,041,782
Units purchased	96,419	68,663	207,936	243,736	641,167	283,498	71,066	56,292
Units redeemed	(112,640)	(150,243)	(522,600)	(679,783)	(500,823)	(762,532)	(117,494)	(168,110)

Ending units	658,975	675,196	3,422,115	3,736,779	3,927,295	3,786,951	883,442	929,870

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MCIF		SAM		SAM5		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$740,511	686,461	(15,321)	(16,584)	(436,405)	(416,398)	179,215	-
Realized gain (loss) on investments	5,556,452	4,480,349	-	-	-	-	(4,042)	-
Change in unrealized gain (loss) on investments	(3,502,944)	12,015,204	-	-	-	-	(1,379,414)	-
Reinvested capital gains	4,079,802	1,750,862	-	-	-	-	880,947	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,873,821	18,932,876	(15,321)	(16,584)	(436,405)	(416,398)	(323,294)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,213,699	4,617,472	5,949,828	6,199,387	68,155,813	66,892,433	512,250	-
Transfers between funds	451,768	821,344	5,710,270	1,763,671	(38,953,656)	(33,242,340)	17,055,281	-
Surrenders (note 6)	(3,010,900)	(3,380,664)	(15,546,623)	(22,796,946)	(77,232,110)	(19,274,258)	(495,883)	-
Death Benefits (note 4)	(791,800)	(215,376)	(2,650,498)	(1,143,052)	(338,905)	(493,091)	(83,088)	-
Net policy repayments (loans) (note 5)	(256,553)	(503,368)	3,214,577	20,537	1,601,197	(978,785)	(35,665)	-
Deductions for surrender charges (note 2d)	(2,190)	(17,291)	(104,085)	(33,720)	-	-	(175)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,648,662)	(1,592,655)	(4,767,631)	(5,085,545)	(5,594,705)	(5,156,502)	(508,205)	-
Asset charges (note 3):
FPVUL & VEL contracts	(107,450)	(100,437)	(235,963)	(262,143)	(44,661)	(38,115)	(39,503)	-
MSP contracts	(1,767)	(1,680)	(13,195)	(15,776)	-	-	(1,768)	-
SL contracts or LSFP contracts	(11,043)	(10,937)	(40,520)	(45,034)	-	-	(3,564)	-
Adjustments to maintain reserves	(93)	1,189	(211)	(27,392)	(707)	3,772	(3)	-

Net equity transactions	(2,164,991)	(382,403)	(8,484,051)	(21,426,013)	(52,407,734)	7,713,114	16,399,677	-

Net change in contract owners’ equity	4,708,830	18,550,473	(8,499,372)	(21,442,597)	(52,844,139)	7,296,716	16,076,383	-
Contract owners’ equity beginning of period	75,996,983	57,446,510	64,524,668	85,967,265	219,396,554	212,099,838	-	-

Contract owners’ equity end of period	$80,705,813	75,996,983	56,025,296	64,524,668	166,552,415	219,396,554	16,076,383	-

CHANGES IN UNITS:
Beginning units	2,137,602	2,141,754	4,607,576	6,108,577	19,129,974	18,461,412	-	-
Units purchased	158,183	194,685	907,444	639,431	6,246,930	7,309,144	1,764,626	-
Units redeemed	(207,270)	(201,919)	(1,514,427)	(2,140,540)	(10,826,043)	(6,682,381)	(123,432)	-

Ending units	2,088,515	2,137,602	4,000,593	4,607,576	14,550,861	19,129,974	1,641,194	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIVI		NVMLG1		NVMLV1		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$117,613	15,813	56,064	79,620	96,746	93,451	(198)	(34)
Realized gain (loss) on investments	(162,801)	(60,189)	521,601	554,294	317,657	315,314	1,924,525	1,651,004
Change in unrealized gain (loss) on investments	(471,896)	177,970	(263,944)	1,880,881	(402,869)	1,393,294	(4,727,274)	6,529,519
Reinvested capital gains	-	-	845,125	753,542	753,267	342,142	4,135,968	2,348,925

Net increase (decrease) in contract owners’ equity resulting from operations	(517,084)	133,594	1,158,846	3,268,337	764,801	2,144,201	1,333,021	10,529,414

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	172,581	26	497,980	572,428	316,738	349,877	1,446,168	1,668,866
Transfers between funds	5,400,589	(53,777)	(267,357)	(592,546)	304,216	(100,738)	(1,032,898)	257,443
Surrenders (note 6)	(185,689)	(45,206)	(747,401)	(1,239,143)	(646,329)	(1,236,425)	(1,791,851)	(2,525,413)
Death Benefits (note 4)	(18,868)	-	(22,235)	(45,300)	(13,671)	(43,659)	(167,409)	(210,974)
Net policy repayments (loans) (note 5)	(30,477)	(8,429)	(60,431)	(187,907)	(47,617)	(48,517)	(125,814)	94,178
Deductions for surrender charges (note 2d)	(787)	(60)	(1,417)	(6,782)	(1,839)	(5,372)	(1,459)	(8,758)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,134)	(24,430)	(450,355)	(448,423)	(282,139)	(280,190)	(1,444,222)	(1,476,368)
Asset charges (note 3):
FPVUL & VEL contracts	(13,815)	(2,140)	(40,468)	(37,732)	(25,943)	(24,301)	(127,368)	(124,129)
MSP contracts	(214)	(70)	(1,441)	(1,162)	(502)	(450)	(3,457)	(2,852)
SL contracts or LSFP contracts	(1,904)	(187)	(4,746)	(4,563)	(2,901)	(2,681)	(10,096)	(9,707)
Adjustments to maintain reserves	(6)	5	52	2,775	3	1,511	15	130

Net equity transactions	5,180,276	(134,268)	(1,097,819)	(1,988,355)	(399,984)	(1,390,945)	(3,258,391)	(2,337,584)

Net change in contract owners’ equity	4,663,192	(674)	61,027	1,279,982	364,817	753,256	(1,925,370)	8,191,830
Contract owners’ equity beginning of period	681,722	682,396	11,866,467	10,586,485	7,467,794	6,714,538	36,643,379	28,451,549

Contract owners’ equity end of period	$5,344,914	681,722	11,927,494	11,866,467	7,832,611	7,467,794	34,718,009	36,643,379

CHANGES IN UNITS:
Beginning units	32,529	39,531	817,723	983,243	537,399	650,008	2,367,293	2,553,965
Units purchased	300,392	1	41,540	54,128	34,669	41,226	150,159	181,000
Units redeemed	(51,224)	(7,003)	(114,975)	(219,672)	(62,597)	(153,843)	(360,972)	(367,677)

Ending units	281,697	32,529	744,288	817,723	509,471	537,399	2,156,480	2,367,293

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV1		NVMMV2		SCGF		SCVF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,715	1,274	196,599	141,864	(5,532)	(5,897)	191,100	296,767
Realized gain (loss) on investments	7,215	6,242	663,126	432,989	993,741	885,046	3,193,137	578,986
Change in unrealized gain (loss) on investments	(45,369)	12,701	(1,866,716)	2,452,056	(2,657,653)	3,396,041	(4,239,147)	11,847,815
Reinvested capital gains	77,864	2,652	3,178,359	555,966	2,037,109	737,104	3,638,018	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,425	22,869	2,171,368	3,582,875	367,665	5,012,294	2,783,108	12,723,568

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,942	2,976	418,028	420,822	652,216	589,848	1,302,443	1,693,009
Transfers between funds	773,273	52,398	1,154,118	144,265	128,356	(1,481,639)	(3,498,324)	(3,698)
Surrenders (note 6)	-	(1,675)	(887,744)	(902,497)	(820,168)	(708,118)	(1,960,745)	(2,721,292)
Death Benefits (note 4)	(34,387)	-	(131,819)	(64,193)	(125,887)	(37,744)	(315,085)	(301,274)
Net policy repayments (loans) (note 5)	(108)	(3,928)	(38,342)	34,733	35,647	10,477	(64,798)	34,829
Deductions for surrender charges (note 2d)	-	-	(273)	(900)	(2,740)	(3,106)	(1,034)	(6,742)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,020)	(3,181)	(472,575)	(448,709)	(483,393)	(484,683)	(1,293,913)	(1,327,499)
Asset charges (note 3):
FPVUL & VEL contracts	(225)	(6)	(45,370)	(42,578)	(40,270)	(38,689)	(114,109)	(110,526)
MSP contracts	-	-	(1,678)	(1,474)	(1,267)	(1,167)	(3,728)	(3,303)
SL contracts or LSFP contracts	-	-	(6,871)	(5,582)	(2,735)	(2,536)	(7,067)	(7,335)
Adjustments to maintain reserves	(13)	(3)	1	(7)	22	(146)	(4)	(245)

Net equity transactions	728,462	46,581	(12,525)	(866,120)	(660,219)	(2,157,503)	(5,956,364)	(2,754,076)

Net change in contract owners’ equity	779,887	69,450	2,158,843	2,716,755	(292,554)	2,854,791	(3,173,256)	9,969,492
Contract owners’ equity beginning of period	136,063	66,613	13,040,702	10,323,947	15,276,324	12,421,533	42,786,445	32,816,953

Contract owners’ equity end of period	$915,950	136,063	15,199,545	13,040,702	14,983,770	15,276,324	39,613,189	42,786,445

CHANGES IN UNITS:
Beginning units	8,378	5,559	801,822	861,247	578,414	679,744	982,222	1,047,996
Units purchased	42,831	4,110	85,380	40,319	52,355	43,921	44,053	67,222
Units redeemed	(3,085)	(1,288)	(88,565)	(99,744)	(78,536)	(148,346)	(186,650)	(135,483)

Ending units	48,124	8,378	798,637	801,822	552,233	578,414	839,625	982,222

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF		MSBF		NVSTB1		NVSTB2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$31,940	14,696	356,005	413,195	236,351	418,755	18,322	20,116
Realized gain (loss) on investments	7,970,575	3,906,486	174,953	373,450	(10,197)	109,720	4,357	5,149
Change in unrealized gain (loss) on investments	(15,184,198)	13,422,303	(108,645)	(938,477)	11,379	(428,836)	(13,312)	(25,553)
Reinvested capital gains	7,427,497	-	-	-	-	30,097	-	1,560

Net increase (decrease) in contract owners’ equity resulting from operations	245,814	17,343,485	422,313	(151,832)	237,533	129,736	9,367	1,272

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,271,649	1,881,403	381,144	495,055	9,607	9,275	54,777	56,267
Transfers between funds	(6,341,525)	(3,644,252)	147,227	(827,788)	(10,141,976)	6,800,061	72,207	(260,582)
Surrenders (note 6)	(2,207,878)	(3,416,925)	(434,239)	(901,355)	-	(53,220)	(51,774)	(172,118)
Death Benefits (note 4)	(390,954)	(209,623)	(95,955)	(54,779)	-	-	(12,195)	(1,156)
Net policy repayments (loans) (note 5)	(13,869)	(80,264)	(147,955)	23,086	(4,008)	(14,322)	842	4,902
Deductions for surrender charges (note 2d)	(3,796)	(9,737)	(119)	(4,383)	-	-	-	(813)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,439,927)	(1,518,907)	(381,732)	(413,373)	(411,680)	(315,040)	(46,112)	(50,304)
Asset charges (note 3):
FPVUL & VEL contracts	(110,406)	(110,049)	(27,007)	(29,741)	(81)	(18)	(3,180)	(3,630)
MSP contracts	(3,210)	(3,006)	(1,628)	(1,604)	-	-	(439)	(462)
SL contracts or LSFP contracts	(10,294)	(10,305)	(4,784)	(5,160)	-	-	(2,426)	(2,810)
Adjustments to maintain reserves	115	(259)	(15)	(49)	(83)	(33)	3	5

Net equity transactions	(9,250,095)	(7,121,924)	(565,063)	(1,720,091)	(10,548,221)	6,426,703	11,703	(430,701)

Net change in contract owners’ equity	(9,004,281)	10,221,561	(142,750)	(1,871,923)	(10,310,688)	6,556,439	21,070	(429,429)
Contract owners’ equity beginning of period	54,890,033	44,668,472	11,694,812	13,566,735	35,644,261	29,087,822	1,873,312	2,302,741

Contract owners’ equity end of period	$45,885,752	54,890,033	11,552,062	11,694,812	25,333,573	35,644,261	1,894,382	1,873,312

CHANGES IN UNITS:
Beginning units	1,549,110	1,779,583	538,896	619,427	3,094,731	2,525,391	163,595	201,309
Units purchased	65,346	75,434	41,125	28,801	64,953	878,330	13,411	5,480
Units redeemed	(352,220)	(306,290)	(65,677)	(109,218)	(969,140)	(308,843)	(12,384)	(43,194)

Ending units	1,262,236	1,549,110	514,344	538,896	2,190,544	3,094,731	164,622	163,595

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG1		NVTIV3		EIF		NVRE1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$946,776	941,915	18,268	8,621	211,750	(625)	1,032,560	462,671
Realized gain (loss) on investments	5,151,205	3,177,553	16,612	(12,971)	339,078	53,465	1,270,084	1,551,607
Change in unrealized gain (loss) on investments	(8,774,176)	33,777,678	(101,576)	78,146	511,336	2,980,295	(2,123,562)	(3,349,784)
Reinvested capital gains	13,853,078	-	21,106	3,617	-	-	8,602,715	2,272,112

Net increase (decrease) in contract owners’ equity resulting from operations	11,176,883	37,897,146	(45,590)	77,413	1,062,164	3,033,135	8,781,797	936,606

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,366,643	5,812,073	37,593	19,620	424,929	463,895	1,466,771	1,607,614
Transfers between funds	(4,325,472)	(2,411,719)	42,414	(56,992)	386,305	1,038,759	1,173,264	(10,147)
Surrenders (note 6)	(7,630,879)	(8,818,251)	(38,298)	(14,669)	(656,667)	(555,048)	(1,295,797)	(2,042,982)
Death Benefits (note 4)	(592,178)	(673,252)	-	-	(156,916)	(57,105)	(444,935)	(123,276)
Net policy repayments (loans) (note 5)	(496,035)	(525,817)	(44,018)	(7,798)	11,170	(87,629)	76,223	(103,412)
Deductions for surrender charges (note 2d)	(10,216)	(50,101)	(110)	(361)	(910)	(6,931)	(4,516)	(10,806)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,323,002)	(5,305,098)	(19,255)	(17,524)	(423,955)	(391,204)	(1,141,143)	(1,176,268)
Asset charges (note 3):
FPVUL & VEL contracts	(487,125)	(453,681)	(1,548)	(1,400)	(38,677)	(35,474)	(94,748)	(94,363)
MSP contracts	(17,454)	(15,248)	-	-	(1,097)	(1,027)	(3,519)	(3,416)
SL contracts or LSFP contracts	(48,710)	(46,287)	(260)	(213)	(4,770)	(3,784)	(10,320)	(10,054)
Adjustments to maintain reserves	(17)	(132)	1,052	(11)	13	(56)	35	(59)

Net equity transactions	(13,564,445)	(12,487,513)	(22,430)	(79,348)	(460,575)	364,396	(278,685)	(1,967,169)

Net change in contract owners’ equity	(2,387,562)	25,409,633	(68,020)	(1,935)	601,589	3,397,531	8,503,112	(1,030,563)
Contract owners’ equity beginning of period	134,827,822	109,418,189	520,525	522,460	11,774,305	8,376,774	30,746,745	31,777,308

Contract owners’ equity end of period	$132,440,260	134,827,822	452,505	520,525	12,375,894	11,774,305	39,249,857	30,746,745

CHANGES IN UNITS:
Beginning units	5,982,076	6,636,497	29,863	35,997	554,935	534,227	2,274,473	2,455,857
Units purchased	277,803	350,504	33,033	3,034	50,789	86,611	191,447	179,331
Units redeemed	(859,001)	(1,004,926)	(34,633)	(9,167)	(68,770)	(65,902)	(233,916)	(360,712)

Ending units	5,400,878	5,982,076	28,263	29,863	536,954	554,935	2,232,004	2,274,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLCAP		NVLMP		NVSIX2		GVEX1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$454	31	25	-	2,062	856	28,126	6,165
Realized gain (loss) on investments	403	3	1	-	1,528	2,193	51,359	1,830
Change in unrealized gain (loss) on investments	(787)	51	(23)	-	(6,587)	5,030	37,399	27,199
Reinvested capital gains	802	4	20	-	8,393	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	872	89	23	-	5,396	8,079	116,884	35,194

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,318	720	1,013	-	29,517	823	84,846	1,513
Transfers between funds	22,726	887	1,188	-	180,446	64,691	1,003,305	488,186
Surrenders (note 6)	-	-	-	-	(31,452)	(972)	(76,611)	(12,010)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5	1	-	-	1,660	(6,535)	13,847	(835)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,618)	(95)	(26)	-	(6,511)	(1,250)	(18,479)	(3,007)
Asset charges (note 3):
FPVUL & VEL contracts	(92)	(2)	(7)	-	(758)	(131)	(2,863)	(410)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	2	3	-	(2)	1	(1)	(5)

Net equity transactions	23,335	1,513	2,171	-	172,900	56,627	1,004,044	473,432

Net change in contract owners’ equity	24,207	1,602	2,194	-	178,296	64,706	1,120,928	508,626
Contract owners’ equity beginning of period	1,602	-	-	-	64,706	-	508,626	-

Contract owners’ equity end of period	$25,809	1,602	2,194	-	243,002	64,706	1,629,554	508,626

CHANGES IN UNITS:
Beginning units	140	-	-	-	5,103	-	42,973	-
Units purchased	2,205	165	194	-	16,342	5,858	83,596	44,464
Units redeemed	(162)	(26)	(3)	-	(3,115)	(755)	(5,118)	(1,491)

Ending units	2,183	140	191	-	18,330	5,103	121,451	42,973

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTMG3		ALVGIA		ALVIVA		ALVSVA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1	27	268,499	128,130	313,311	611,312	117,282	68,662
Realized gain (loss) on investments	195	-	1,506,475	879,806	(68,109)	12,062	914,367	925,456
Change in unrealized gain (loss) on investments	(160)	160	63,603	2,400,528	(845,738)	1,240,492	(1,483,561)	2,237,923
Reinvested capital gains	1	-	-	-	-	-	2,184,267	733,227

Net increase (decrease) in contract owners’ equity resulting from operations	37	187	1,838,577	3,408,464	(600,536)	1,863,866	1,732,355	3,965,268

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	799	720	595,793	839,745	151,521	413,275	1,691,002	379,882
Transfers between funds	(932)	3,196	7,116,899	2,633,224	(2,377,659)	1,306,988	2,569,262	1,156,879
Surrenders (note 6)	-	-	(587,857)	(560,600)	(162,492)	(330)	(246,756)	(628,484)
Death Benefits (note 4)	(2,619)	-	(45,942)	(98,400)	(23,474)	(24,291)	(22,916)	(34,983)
Net policy repayments (loans) (note 5)	-	-	(91,050)	(72,619)	65	(18,234)	(60,210)	(29,247)
Deductions for surrender charges (note 2d)	-	-	(857)	(290)	-	-	(667)	(395)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(584)	(684)	(318,406)	(242,439)	(126,709)	(123,167)	(331,957)	(226,683)
Asset charges (note 3):
FPVUL & VEL contracts	(7)	(9)	(13,034)	(11,129)	(4,842)	(4,870)	(28,402)	(20,593)
MSP contracts	-	-	(8)	(7)	-	-	(1,576)	(1,189)
SL contracts or LSFP contracts	-	-	(1,243)	(1,253)	-	-	(1,801)	(1,873)
Adjustments to maintain reserves	5	1	(10)	(93)	(17)	22	(4)	322

Net equity transactions	(3,338)	3,224	6,654,285	2,486,139	(2,543,607)	1,549,393	3,565,975	593,636

Net change in contract owners’ equity	(3,301)	3,411	8,492,862	5,894,603	(3,144,143)	3,413,259	5,298,330	4,558,904
Contract owners’ equity beginning of period	3,411	-	14,819,195	8,924,592	11,634,412	8,221,153	14,715,273	10,156,369

Contract owners’ equity end of period	$110	3,411	23,312,057	14,819,195	8,490,269	11,634,412	20,013,603	14,715,273

CHANGES IN UNITS:
Beginning units	320	-	575,885	466,391	1,306,206	1,136,094	413,328	393,530
Units purchased	76	387	297,978	155,075	17,680	266,167	145,406	71,249
Units redeemed	(386)	(67)	(42,777)	(45,541)	(303,711)	(96,055)	(43,559)	(51,493)

Ending units	10	320	831,086	575,885	1,020,175	1,306,206	515,175	413,328

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIP2		ACVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,724)	-	431,270	408,837	165,181	483,991	55,537	52,642
Realized gain (loss) on investments	1,732	-	307,053	137,812	(267,212)	342,397	500,852	231,827
Change in unrealized gain (loss) on investments	148,118	-	1,782,768	5,152,588	196,472	(4,917,879)	(712,911)	436,898
Reinvested capital gains	-	-	-	-	311,644	1,268,059	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	148,126	-	2,521,091	5,699,237	406,085	(2,823,432)	(156,522)	721,367

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,596	-	689,245	724,328	322,061	1,464,509	28,521	42,572
Transfers between funds	1,423,782	-	1,081,536	(227,048)	(725,636)	(14,474,979)	(1,764,052)	(200,322)
Surrenders (note 6)	(767)	-	(1,140,223)	(968,192)	(555,258)	(6,487,362)	(4,304)	(118,231)
Death Benefits (note 4)	-	-	(55,707)	(127,048)	(59,832)	(24,407)	-	-
Net policy repayments (loans) (note 5)	(804)	-	(21,803)	(112,246)	(92,013)	(69,771)	2,685	23
Deductions for surrender charges (note 2d)	-	-	(398)	(2,801)	(1,440)	(11,972)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,638)	-	(744,136)	(732,550)	(344,465)	(423,812)	(99,544)	(117,351)
Asset charges (note 3):
FPVUL & VEL contracts	(140)	-	(58,516)	(54,228)	(27,280)	(28,632)	(20)	42
MSP contracts	-	-	(2,646)	(2,403)	(1,069)	(1,587)	-	-
SL contracts or LSFP contracts	-	-	(5,020)	(4,777)	(15,465)	(46,790)	-	-
Adjustments to maintain reserves	(754)	-	52	(56)	(18)	5	(593)	1,954

Net equity transactions	1,458,275	-	(257,616)	(1,507,021)	(1,500,415)	(20,104,798)	(1,837,307)	(391,313)

Net change in contract owners’ equity	1,606,401	-	2,263,475	4,192,216	(1,094,330)	(22,928,230)	(1,993,829)	330,054
Contract owners’ equity beginning of period	-	-	21,067,403	16,875,187	13,601,857	36,530,087	3,853,608	3,523,554

Contract owners’ equity end of period	$1,606,401	-	23,330,878	21,067,403	12,507,527	13,601,857	1,859,779	3,853,608

CHANGES IN UNITS:
Beginning units	-	-	900,940	984,649	880,216	2,163,527	242,842	268,588
Units purchased	166,269	-	82,127	50,862	128,152	128,581	2,017	5,079
Units redeemed	(21,197)	-	(83,433)	(134,572)	(224,824)	(1,411,892)	(125,851)	(30,812)

Ending units	145,072	-	899,634	900,940	783,544	880,216	119,008	242,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVMV1		ACVU1		ACVV		DVMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$128,251	106,219	3,081	4,326	298,729	255,578	16,390	13,423
Realized gain (loss) on investments	762,328	495,255	78,170	131,905	2,603,403	1,418,879	81,392	142,326
Change in unrealized gain (loss) on investments	128,910	1,602,669	55,624	240,942	(302,187)	3,042,559	208,273	241,036
Reinvested capital gains	731,729	117,016	-	-	-	-	11,487	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,751,218	2,321,159	136,875	377,173	2,599,945	4,717,016	317,542	396,785

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,682,734	2,066,256	313	12,343	787,406	786,098	62,577	10,607
Transfers between funds	64,423	1,179,651	68,562	(28,525)	3,127,491	2,014,650	1,445,838	280,110
Surrenders (note 6)	(985,062)	(1,025,398)	(647)	(150,144)	(736,416)	(684,586)	(2,486)	(231,660)
Death Benefits (note 4)	(13,728)	(12,453)	-	-	(18,447)	(16,622)	(360)	-
Net policy repayments (loans) (note 5)	2,847	(98,945)	647	-	(20,581)	(1,668)	(79)	(29,743)
Deductions for surrender charges (note 2d)	(6,788)	(4,780)	-	-	-	(116)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(329,526)	(285,814)	(12,652)	(11,782)	(289,442)	(274,210)	(31,166)	(13,717)
Asset charges (note 3):
FPVUL & VEL contracts	(22,691)	(18,784)	-	4	(5,343)	(4,225)	(9)	-
MSP contracts	(770)	(707)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,642)	(1,202)	-	-	-	(1)	-	-
Adjustments to maintain reserves	(15)	312	46	(91)	343	277	(42)	(88)

Net equity transactions	389,782	1,798,136	56,269	(178,195)	2,845,011	1,819,597	1,474,273	15,509

Net change in contract owners’ equity	2,141,000	4,119,295	193,144	198,978	5,444,956	6,536,613	1,791,815	412,294
Contract owners’ equity beginning of period	11,238,525	7,119,230	1,405,659	1,206,681	20,213,290	13,676,677	1,643,820	1,231,526

Contract owners’ equity end of period	$13,379,525	11,238,525	1,598,803	1,405,659	25,658,246	20,213,290	3,435,635	1,643,820

CHANGES IN UNITS:
Beginning units	482,118	397,347	74,672	87,718	723,483	640,587	55,938	56,449
Units purchased	99,783	117,603	3,848	2,420	154,376	123,693	50,060	10,789
Units redeemed	(89,055)	(32,994)	(1,138)	(15,466)	(64,368)	(40,893)	(1,107)	(11,300)

Ending units	492,846	482,118	77,382	74,672	813,491	723,483	104,891	55,938

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVSCS		DCAP		DSC		DVIV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$319,855	486,315	528,193	670,501	-	-	158,197	180,059
Realized gain (loss) on investments	4,404,244	3,624,163	4,403,783	2,790,233	177,342	160,779	1,021,463	(153,558)
Change in unrealized gain (loss) on investments	(4,953,887)	16,355,753	(3,422,113)	3,300,259	(154,774)	324,209	(1,585,073)	2,097,621
Reinvested capital gains	4,511,317	729,964	859,878	88,212	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,281,529	21,196,195	2,369,741	6,849,205	22,568	484,988	(405,413)	2,124,122

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,931,848	3,590,814	1,053,538	1,996,635	47,652	55,303	98,043	550,018
Transfers between funds	10,323,316	12,145,881	(8,976,781)	(3,557,260)	(310,476)	269,236	(5,426,944)	(284,251)
Surrenders (note 6)	(2,545,631)	(1,923,321)	(1,075,757)	(3,421,094)	(20,761)	(145,576)	(22,609)	(221,900)
Death Benefits (note 4)	(677,458)	(177,849)	(155,738)	(160,754)	-	(8,372)	(1,080)	-
Net policy repayments (loans) (note 5)	(239,827)	(191,044)	(13,296)	(32,370)	9,721	(172,543)	(1,124)	(727)
Deductions for surrender charges (note 2d)	(2,299)	(13,079)	(566)	(5,215)	-	(243)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,292,923)	(1,048,093)	(882,904)	(1,024,537)	(39,929)	(42,621)	(119,170)	(142,229)
Asset charges (note 3):
FPVUL & VEL contracts	(45,232)	(40,305)	(65,161)	(68,999)	(3,743)	(3,986)	(741)	(691)
MSP contracts	(1,084)	(932)	(1,738)	(1,729)	-	-	-	-
SL contracts or LSFP contracts	(6,493)	(6,112)	(6,245)	(6,601)	(451)	(364)	-	-
Adjustments to maintain reserves	178	(1,660)	12	(98)	(2)	(48)	(1)	(15)

Net equity transactions	8,444,395	12,334,300	(10,124,636)	(6,282,022)	(317,989)	(49,214)	(5,473,626)	(99,795)

Net change in contract owners’ equity	12,725,924	33,530,495	(7,754,895)	567,183	(295,421)	435,774	(5,879,039)	2,024,327
Contract owners’ equity beginning of period	81,233,215	47,702,720	35,692,893	35,125,710	1,362,930	927,156	11,390,676	9,366,349

Contract owners’ equity end of period	$93,959,139	81,233,215	27,937,998	35,692,893	1,067,509	1,362,930	5,511,637	11,390,676

CHANGES IN UNITS:
Beginning units	2,964,896	2,443,618	1,660,176	1,960,552	61,048	61,690	546,235	551,230
Units purchased	583,054	672,688	83,636	111,854	5,498	13,455	13,209	37,356
Units redeemed	(276,718)	(161,483)	(607,945)	(412,465)	(19,481)	(14,097)	(268,241)	(42,359)

Ending units	3,271,232	2,964,896	1,135,867	1,660,176	47,065	61,048	291,203	546,235

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVSSVB		SVSLVB		FVCA2P		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,673	4,695	1,740	2,428	13,782	7,105	1,065,798	1,217,729
Realized gain (loss) on investments	172,809	149,721	6,054	14,873	841	8,583	588,287	579,177
Change in unrealized gain (loss) on investments	(166,400)	164,592	6,338	26,768	(173,158)	81,546	(598,804)	(1,536,154)
Reinvested capital gains	8,555	-	-	-	150,975	14,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,637	319,008	14,132	44,069	(7,560)	111,766	1,055,281	260,752

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	84,587	89,963	590	610	39,820	37,264	934,762	1,265,435
Transfers between funds	(1,121,813)	787,417	(3,833)	(27,382)	48,457	42,104	190,213	(1,317,659)
Surrenders (note 6)	(2,069)	(1,474)	-	-	(61,287)	(53,830)	(946,014)	(908,832)
Death Benefits (note 4)	(9,477)	(2,738)	-	-	-	-	(680,830)	(175,737)
Net policy repayments (loans) (note 5)	(3,743)	(11,024)	-	-	(3,003)	(3,665)	(53,941)	(122,996)
Deductions for surrender charges (note 2d)	-	-	-	-	(51)	-	(1,401)	(3,711)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,795)	(23,135)	(2,972)	(2,872)	(23,387)	(24,819)	(793,660)	(857,643)
Asset charges (note 3):
FPVUL & VEL contracts	(795)	(856)	-	-	(2,237)	(2,087)	(60,013)	(62,681)
MSP contracts	-	-	-	-	-	-	(3,586)	(3,604)
SL contracts or LSFP contracts	-	-	-	-	(505)	(561)	(5,952)	(6,582)
Adjustments to maintain reserves	6	290	13	3	10	(1)	(2)	(19)

Net equity transactions	(1,075,099)	838,443	(6,202)	(29,641)	(2,183)	(5,595)	(1,420,424)	(2,194,029)

Net change in contract owners’ equity	(1,053,462)	1,157,451	7,930	14,428	(9,743)	106,171	(365,143)	(1,933,277)
Contract owners’ equity beginning of period	1,767,021	609,570	147,688	133,260	802,033	695,862	28,352,506	30,285,783

Contract owners’ equity end of period	$713,559	1,767,021	155,618	147,688	792,290	802,033	27,987,363	28,352,506

CHANGES IN UNITS:
Beginning units	124,095	57,937	11,249	13,220	43,232	43,680	1,349,684	1,455,486
Units purchased	11,277	74,954	155	1,600	4,958	4,619	129,007	75,929
Units redeemed	(87,231)	(8,884)	(638)	(3,571)	(5,066)	(5,067)	(194,891)	(181,695)

Ending units	48,141	124,095	10,766	11,249	43,124	43,232	1,283,800	1,349,684

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FCS		FNRS2		FEIS		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$366,461	461,465	62,586	63,703	1,677,653	1,510,270	37,740	37,805
Realized gain (loss) on investments	7,799,788	6,882,893	514,600	655,824	(76,600)	(1,724,147)	18,067	212,515
Change in unrealized gain (loss) on investments	(2,331,541)	9,195,806	(1,887,387)	1,262,756	3,073,824	11,838,895	11,784	32,108
Reinvested capital gains	1,177,951	17,473	104,674	56,208	896,837	4,303,485	39,338	26,766

Net increase (decrease) in contract owners’ equity resulting from operations	7,012,659	16,557,637	(1,205,527)	2,038,491	5,571,714	15,928,503	106,929	309,194

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	358,091	971,403	675,687	524,695	2,852,893	3,183,359	42,234	76,857
Transfers between funds	(10,866,941)	(3,522,904)	393,615	(636,102)	(8,557,534)	(1,375,633)	(20,369)	176,600
Surrenders (note 6)	(2,477,077)	(3,004,163)	(1,026,397)	(1,016,539)	(3,259,694)	(4,126,150)	(32,020)	(191,000)
Death Benefits (note 4)	(156,322)	(84,093)	(5,199)	(27,157)	(278,036)	(654,612)	(1,289)	(952)
Net policy repayments (loans) (note 5)	(11,971)	(24,465)	2,839	(36,167)	8,152	(337,943)	(2,629)	(31,020)
Deductions for surrender charges (note 2d)	-	(227)	(4,493)	(9,897)	(3,827)	(9,954)	(307)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(654,880)	(684,545)	(349,476)	(366,469)	(2,303,228)	(2,342,530)	(73,573)	(74,891)
Asset charges (note 3):
FPVUL & VEL contracts	(2,155)	(2,053)	(24,972)	(28,897)	(169,456)	(164,437)	(5,307)	(5,292)
MSP contracts	-	-	(2,540)	(2,362)	(7,264)	(7,020)	(3,881)	(3,450)
SL contracts or LSFP contracts	-	(5)	(6,382)	(5,815)	(18,995)	(18,976)	(587)	(558)
Adjustments to maintain reserves	18,022	36,874	23	(4)	352	507	7	(35)

Net equity transactions	(13,793,233)	(6,314,178)	(347,295)	(1,604,714)	(11,736,637)	(5,853,389)	(97,721)	(53,741)

Net change in contract owners’ equity	(6,780,574)	10,243,459	(1,552,822)	433,777	(6,164,923)	10,075,114	9,208	255,453
Contract owners’ equity beginning of period	67,114,985	56,871,526	9,578,003	9,144,226	69,302,459	59,227,345	2,500,653	2,245,200

Contract owners’ equity end of period	$60,334,411	67,114,985	8,025,181	9,578,003	63,137,536	69,302,459	2,509,861	2,500,653

CHANGES IN UNITS:
Beginning units	2,707,495	3,000,033	422,224	500,432	3,053,344	3,341,092	146,853	149,435
Units purchased	33,429	89,431	73,113	29,051	167,159	204,475	5,097	17,712
Units redeemed	(564,551)	(385,322)	(89,799)	(107,258)	(693,043)	(492,280)	(10,619)	(20,195)

Ending units	2,176,373	2,707,495	405,538	422,224	2,527,460	3,053,344	141,331	146,853

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF20S		FF30S		FFINS		FGOS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$322,702	288,013	135,676	114,554	12,454	21,149	(46)	1,233
Realized gain (loss) on investments	933,065	705,517	159,089	197,038	44,702	7,030	91,155	101,349
Change in unrealized gain (loss) on investments	(806,719)	1,082,133	(73,921)	839,514	(30,142)	38,969	170,613	440,928
Reinvested capital gains	356,445	208,534	171,942	92,230	11,517	14,902	2,758	1,028

Net increase (decrease) in contract owners’ equity resulting from operations	805,493	2,284,197	392,786	1,243,336	38,531	82,050	264,480	544,538

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,049,750	706,321	708,602	503,728	44	29	19	936
Transfers between funds	976,075	4,388,117	1,594,334	1,269,264	(681,498)	64,755	577,847	248,442
Surrenders (note 6)	(421,052)	(935,820)	(507,583)	(408,810)	(31,276)	(52,902)	-	(192,059)
Death Benefits (note 4)	(10,248)	(19,959)	(6,753)	(11,029)	(5,790)	(4,854)	-	-
Net policy repayments (loans) (note 5)	(285,246)	(46,366)	(21,165)	17,431	-	-	(140)	(37)
Deductions for surrender charges (note 2d)	(1,241)	(5,181)	(4,590)	(8,215)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(548,320)	(380,641)	(226,375)	(175,146)	(9,106)	(12,502)	(25,457)	(21,119)
Asset charges (note 3):
FPVUL & VEL contracts	(23,035)	(22,197)	(18,682)	(16,245)	-	-	-	-
MSP contracts	(4,120)	(3,948)	(1,623)	(1,472)	-	-	-	-
SL contracts or LSFP contracts	(4,528)	(4,481)	(790)	(671)	-	-	-	-
Adjustments to maintain reserves	(222)	34	(61)	(3)	(4)	(2)	12,859	28,997

Net equity transactions	2,727,813	3,675,879	1,515,314	1,168,832	(727,630)	(5,476)	565,128	65,160

Net change in contract owners’ equity	3,533,306	5,960,076	1,908,100	2,412,168	(689,099)	76,574	829,608	609,698
Contract owners’ equity beginning of period	18,902,163	12,942,087	8,074,425	5,662,257	1,728,409	1,651,835	2,307,620	1,697,922

Contract owners’ equity end of period	$22,435,469	18,902,163	9,982,525	8,074,425	1,039,310	1,728,409	3,137,228	2,307,620

CHANGES IN UNITS:
Beginning units	1,085,182	858,487	443,253	376,771	151,165	151,926	143,931	145,694
Units purchased	296,465	331,683	133,782	105,550	-	12,549	35,379	16,120
Units redeemed	(147,645)	(102,739)	(53,226)	(39,231)	(63,324)	(6,308)	(2,902)	(17,883)

Ending units	1,234,002	1,085,182	523,809	443,253	87,841	151,165	176,408	143,931

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGS		FHIS		FHISR		FIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$17,245	86,474	718,703	771,817	234,363	240,892	480,797	510,592
Realized gain (loss) on investments	2,544,798	2,414,973	99,956	654,390	12,368	70,255	2,019,039	1,675,919
Change in unrealized gain (loss) on investments	6,313,633	19,140,261	(670,174)	(664,211)	(202,096)	(47,337)	1,952,240	6,071,802
Reinvested capital gains	-	48,908	-	-	-	-	30,656	307,610

Net increase (decrease) in contract owners’ equity resulting from operations	8,875,676	21,690,616	148,485	761,996	44,635	263,810	4,482,732	8,565,923

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,506,167	3,924,676	9,387	72,335	342,536	352,568	3,876	389
Transfers between funds	4,238,663	(601,439)	(416,141)	(1,744,972)	(113,596)	(628,279)	(1,042,489)	(2,589,907)
Surrenders (note 6)	(3,563,417)	(4,357,783)	(400,599)	(773,250)	(206,777)	(368,950)	(1,030,851)	(1,011,259)
Death Benefits (note 4)	(393,202)	(406,670)	(22,494)	(108,054)	(16,039)	(84,269)	(135,156)	(87,215)
Net policy repayments (loans) (note 5)	(241,785)	(104,428)	(29,855)	(28,400)	40,723	(1,635)	-	-
Deductions for surrender charges (note 2d)	(2,918)	(7,789)	(22)	(108)	(158)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,055,954)	(2,880,363)	(276,762)	(323,888)	(196,976)	(232,873)	(265,281)	(231,244)
Asset charges (note 3):
FPVUL & VEL contracts	(219,608)	(196,792)	(14,940)	(16,794)	(14,609)	(15,158)	-	-
MSP contracts	(7,312)	(6,203)	(1,299)	(1,247)	(430)	(404)	-	-
SL contracts or LSFP contracts	(16,817)	(14,371)	(1,280)	(1,393)	(1,277)	(2,066)	-	-
Adjustments to maintain reserves	11,496	26,861	(68)	(19)	10	(7)	39	83

Net equity transactions	255,313	(4,624,301)	(1,154,073)	(2,925,790)	(166,593)	(981,073)	(2,469,862)	(3,919,153)

Net change in contract owners’ equity	9,130,989	17,066,315	(1,005,588)	(2,163,794)	(121,958)	(717,263)	2,012,870	4,646,770
Contract owners’ equity beginning of period	79,884,384	62,818,069	13,537,253	15,701,047	4,157,098	4,874,361	32,780,167	28,133,397

Contract owners’ equity end of period	$89,015,373	79,884,384	12,531,665	13,537,253	4,035,140	4,157,098	34,793,037	32,780,167

CHANGES IN UNITS:
Beginning units	3,923,497	4,158,645	674,793	826,148	272,620	338,588	2,279,769	2,582,139
Units purchased	478,179	309,670	5,315	31,777	28,535	31,681	1	-
Units redeemed	(371,218)	(544,797)	(62,878)	(152,639)	(39,135)	(97,649)	(144,748)	(351,091)

Ending units	4,030,458	3,923,497	617,230	674,793	262,020	272,620	2,135,022	2,279,769

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FMCS		FOS		FOSR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,131,768	812,153	40,285	144,765	116,795	116,489	149,760	148,469
Realized gain (loss) on investments	(99,725)	(58,571)	3,043,024	5,633,438	524,334	2,535,002	(41,746)	(225,079)
Change in unrealized gain (loss) on investments	(373,491)	(1,879,303)	(1,293,403)	2,426,696	(1,556,691)	714,615	(1,146,051)	3,129,620
Reinvested capital gains	23,761	461,406	1,149,842	5,761,658	2,851	39,523	3,172	43,740

Net increase (decrease) in contract owners’ equity resulting from operations	2,682,313	(664,315)	2,939,748	13,966,557	(912,711)	3,405,629	(1,034,865)	3,096,750

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	919,955	1,587,522	2,284,157	2,636,515	59,262	53,809	743,941	815,058
Transfers between funds	114,296,368	4,432,213	(273,258)	(3,523,023)	(585,051)	(22,263)	101,466	(224,255)
Surrenders (note 6)	(890,457)	(1,132,262)	(2,534,732)	(3,229,303)	(238,003)	(4,537,825)	(693,243)	(961,428)
Death Benefits (note 4)	(971,673)	(20,836)	(123,685)	(113,148)	(26,843)	(31,882)	(189,589)	(61,338)
Net policy repayments (loans) (note 5)	(54,970)	(9,364)	(116,137)	(354,279)	(31,088)	(47,216)	(6,352)	35,591
Deductions for surrender charges (note 2d)	(2,615)	(8,359)	(5,960)	(17,859)	(38)	(356)	(1,208)	(5,347)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(816,534)	(612,147)	(1,223,722)	(1,220,924)	(306,011)	(337,785)	(478,496)	(486,130)
Asset charges (note 3):
FPVUL & VEL contracts	(27,049)	(30,085)	(94,469)	(87,765)	(15,086)	(16,888)	(45,583)	(43,722)
MSP contracts	(3,986)	(4,337)	(4,207)	(3,628)	(634)	(584)	(769)	(713)
SL contracts or LSFP contracts	(7,934)	(8,908)	(13,150)	(12,580)	(3,051)	(3,017)	(4,235)	(4,012)
Adjustments to maintain reserves	1	16	(810)	151	60	(212)	295	(54)

Net equity transactions	112,441,106	4,193,453	(2,105,973)	(5,925,843)	(1,146,483)	(4,944,219)	(573,773)	(936,350)

Net change in contract owners’ equity	115,123,419	3,529,138	833,775	8,040,714	(2,059,194)	(1,538,590)	(1,608,638)	2,160,400
Contract owners’ equity beginning of period	36,825,540	33,296,402	49,432,238	41,391,524	11,686,468	13,225,058	12,833,053	10,672,653

Contract owners’ equity end of period	$151,948,959	36,825,540	50,266,013	49,432,238	9,627,274	11,686,468	11,224,415	12,833,053

CHANGES IN UNITS:
Beginning units	2,366,422	2,090,637	1,214,517	1,383,310	587,917	898,979	711,787	771,330
Units purchased	7,095,346	487,316	107,483	90,141	21,203	25,808	64,174	61,471
Units redeemed	(224,419)	(211,079)	(157,810)	(256,639)	(82,096)	(336,870)	(97,962)	(121,015)

Ending units	9,237,349	2,366,422	1,164,190	1,214,517	527,024	587,917	677,999	711,787

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FF05S		FF15S		FF25S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$49,912	38,019	1,285	(717)	121,708	109,119	159,075	124,040
Realized gain (loss) on investments	333,311	585,343	28	34,410	554,771	128,424	409,542	484,275
Change in unrealized gain (loss) on investments	(55,378)	600,051	(140)	(127)	(478,667)	436,814	(296,706)	621,525
Reinvested capital gains	-	-	461	95	130,641	85,327	193,642	115,352

Net increase (decrease) in contract owners’ equity resulting from operations	327,845	1,223,413	1,634	33,661	328,453	759,684	465,553	1,345,192

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	357,759	147,365	1	23	517,251	902,503	93,460	30,450
Transfers between funds	1,029	324,964	62,356	18,302	1,396,754	1,461,168	2,701,802	215,355
Surrenders (note 6)	(106,261)	(440,900)	(1,700)	(17,400)	(369,974)	(128,337)	(102,897)	(232,750)
Death Benefits (note 4)	(5,219)	(10,226)	(117)	(1,179)	(3,187)	(3,695)	(4,544)	(14,662)
Net policy repayments (loans) (note 5)	(28,745)	25,154	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(345)	(1,047)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(150,147)	(152,294)	(341)	(3,606)	(160,980)	(113,150)	(161,685)	(122,383)
Asset charges (note 3):
FPVUL & VEL contracts	(13,680)	(12,666)	-	-	(785)	(731)	(929)	(415)
MSP contracts	(151)	(139)	-	-	-	-	-	-
SL contracts or LSFP contracts	(440)	(524)	-	-	-	-	-	-
Adjustments to maintain reserves	596	(41)	8	(7)	(40)	2	(80)	3

Net equity transactions	54,396	(120,354)	60,207	(3,867)	1,379,039	2,117,760	2,525,127	(124,402)

Net change in contract owners’ equity	382,241	1,103,059	61,841	29,794	1,707,492	2,877,444	2,990,680	1,220,790
Contract owners’ equity beginning of period	5,197,182	4,094,123	29,794	-	7,423,685	4,546,241	7,940,480	6,719,690

Contract owners’ equity end of period	$5,579,423	5,197,182	91,635	29,794	9,131,177	7,423,685	10,931,160	7,940,480

CHANGES IN UNITS:
Beginning units	208,874	214,480	2,444	-	560,735	391,232	585,943	593,356
Units purchased	15,303	29,540	4,959	4,900	193,063	203,537	208,671	145,065
Units redeemed	(13,919)	(35,146)	(173)	(1,919)	(93,218)	(36,138)	(24,783)	(150,423)

Ending units	210,258	208,874	7,230	2,444	660,580	560,735	769,831	585,943

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF40S		FTVIS2		FTVRDI		FTVSVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71,410	60,787	333,305	384,999	262,919	287,012	92,357	156,845
Realized gain (loss) on investments	347,708	162,837	387,455	207,479	1,134,666	2,033,505	430,393	424,566
Change in unrealized gain (loss) on investments	(248,729)	665,299	(414,549)	201,966	(268,523)	2,000,430	(1,232,457)	2,515,040
Reinvested capital gains	85,456	47,611	-	-	325,868	-	803,503	173,687

Net increase (decrease) in contract owners’ equity resulting from operations	255,845	936,534	306,211	794,444	1,454,930	4,320,947	93,796	3,270,138

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	115,049	17,082	314,504	301,865	891,303	3,622,432	372,691	420,431
Transfers between funds	535,532	940,364	739,090	211,209	(972,305)	836,107	(110,442)	(442,309)
Surrenders (note 6)	(38,169)	(46,216)	(166,259)	(329,867)	(1,779,408)	(3,392,753)	(581,263)	(962,704)
Death Benefits (note 4)	(5,183)	(3,035)	(3,844)	(3,487)	(142,148)	(64,201)	(37,858)	(27,923)
Net policy repayments (loans) (note 5)	-	-	(623,138)	(60)	(290,083)	(125,858)	(82,402)	(92,372)
Deductions for surrender charges (note 2d)	-	-	(997)	(2,994)	(2,250)	(6,297)	(2,081)	(9,727)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,311)	(75,054)	(268,960)	(241,173)	(484,520)	(498,917)	(332,354)	(341,266)
Asset charges (note 3):
FPVUL & VEL contracts	(647)	(270)	(17,006)	(14,570)	(54,337)	(53,772)	(34,960)	(35,023)
MSP contracts	-	-	(1,944)	(2,104)	(1,815)	(1,673)	(1,579)	(1,403)
SL contracts or LSFP contracts	-	-	(5,251)	(5,291)	(5,902)	(5,950)	(4,112)	(3,923)
Adjustments to maintain reserves	(13)	13	(1)	5	(2)	3	2	28

Net equity transactions	506,258	832,884	(33,806)	(86,467)	(2,841,467)	309,121	(814,358)	(1,496,191)

Net change in contract owners’ equity	762,103	1,769,418	272,405	707,977	(1,386,537)	4,630,068	(720,562)	1,773,947
Contract owners’ equity beginning of period	4,884,677	3,115,259	6,438,224	5,730,247	18,538,455	13,908,387	11,414,310	9,640,363

Contract owners’ equity end of period	$5,646,780	4,884,677	6,710,629	6,438,224	17,151,918	18,538,455	10,693,748	11,414,310

CHANGES IN UNITS:
Beginning units	324,799	258,702	391,706	397,235	706,879	689,703	314,978	363,138
Units purchased	48,593	76,518	93,606	36,626	28,686	106,944	14,233	15,702
Units redeemed	(14,482)	(9,167)	(95,047)	(42,156)	(135,588)	(89,768)	(36,700)	(63,862)

Ending units	358,910	324,799	390,265	391,706	599,977	706,879	292,511	314,978

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVSV2		FTVMD2		FTVDM2		TIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$47,166	92,819	8,875	5,867	54,255	-	29,394	36,332
Realized gain (loss) on investments	699,439	826,614	6,903	9,576	1,240	-	25,815	9,319
Change in unrealized gain (loss) on investments	(1,516,876)	1,556,526	(27,197)	12,935	(244,573)	-	(205,899)	252,465
Reinvested capital gains	842,839	142,063	30,567	26,905	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,568	2,618,022	19,148	55,283	(189,078)	-	(150,690)	298,116

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	579,124	481,085	7,222	12,926	120,887	-	(9)	-
Transfers between funds	971,453	1,256,391	163,942	97,498	3,552,109	-	(47,186)	(6,635)
Surrenders (note 6)	(404,623)	(359,917)	-	-	(323,181)	-	(40,019)	(58,655)
Death Benefits (note 4)	(628)	(118,863)	-	-	-	-	(11,675)	(2,258)
Net policy repayments (loans) (note 5)	(17,721)	(74,839)	(307)	(19,836)	125,510	-	(19,385)	(17,041)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,106)	-	(326)	(66)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,141)	(108,718)	(12,749)	(6,994)	(84,918)	-	(31,160)	(34,851)
Asset charges (note 3):
FPVUL & VEL contracts	(1,848)	(1,688)	(9)	-	(7,515)	-	(4,067)	(4,239)
MSP contracts	-	-	-	-	(548)	-	(587)	(541)
SL contracts or LSFP contracts	-	-	-	-	(1,278)	-	(720)	(691)
Adjustments to maintain reserves	(18)	(1,636)	(2)	(6)	1	-	-	2

Net equity transactions	999,598	1,071,815	158,097	83,588	3,379,961	-	(155,134)	(124,975)

Net change in contract owners’ equity	1,072,166	3,689,837	177,245	138,871	3,190,883	-	(305,824)	173,141
Contract owners’ equity beginning of period	10,229,704	6,539,867	287,147	148,276	-	-	1,534,588	1,361,447

Contract owners’ equity end of period	$11,301,870	10,229,704	464,392	287,147	3,190,883	-	1,228,764	1,534,588

CHANGES IN UNITS:
Beginning units	465,556	404,795	20,950	13,771	-	-	53,511	58,522
Units purchased	101,829	101,398	12,089	9,191	369,641	-	-	-
Units redeemed	(54,602)	(41,831)	(917)	(2,043)	(31,239)	-	(5,430)	(5,011)

Ending units	512,783	465,556	32,122	20,950	338,402	-	48,081	53,511

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF2		FTVGI2		FTVFA2		GVMCE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$423,656	292,935	764,539	1,880,803	20,231	57,618	482,978	358,784
Realized gain (loss) on investments	594,107	572,152	(1,185,673)	(48,562)	(11,436)	14,502	6,162,866	4,490,178
Change in unrealized gain (loss) on investments	(4,501,055)	2,097,163	449,607	(1,715,794)	7,638	(56,023)	(9,413,680)	5,335,962
Reinvested capital gains	-	-	-	499,060	617	84,028	10,364,851	4,657,900

Net increase (decrease) in contract owners’ equity resulting from operations	(3,483,292)	2,962,250	28,473	615,507	17,050	100,125	7,597,015	14,842,824

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	398,507	1,015,174	568,599	1,382,824	28,286	66,145	252,590	369,703
Transfers between funds	12,214,280	44,702	(28,678,998)	1,883,785	129,422	193,073	(2,413,829)	2,681,331
Surrenders (note 6)	(205,476)	(513,201)	(353,017)	(102,818)	(25,789)	(37,422)	(1,963,117)	(1,010,662)
Death Benefits (note 4)	(17,069)	-	(181,466)	(222,812)	(3,411)	(1,257)	(119,400)	(116,713)
Net policy repayments (loans) (note 5)	(100,713)	-	(17,517)	(31,309)	(47,723)	(6,375)	(764,847)	(1,416)
Deductions for surrender charges (note 2d)	(889)	-	(812)	-	-	(585)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(336,496)	(153,662)	(376,575)	(441,968)	(26,507)	(22,554)	(565,821)	(533,579)
Asset charges (note 3):
FPVUL & VEL contracts	(14,051)	-	(19,826)	(3,259)	(3,022)	(2,269)	-	-
MSP contracts	(192)	-	(603)	-	(25)	(57)	-	-
SL contracts or LSFP contracts	(2,257)	-	(2,696)	-	(6)	(2)	-	-
Adjustments to maintain reserves	78	(253)	(11)	180	7	(2)	(32)	(158)

Net equity transactions	11,935,722	392,760	(29,062,922)	2,464,623	51,232	188,695	(5,574,456)	1,388,506

Net change in contract owners’ equity	8,452,430	3,355,010	(29,034,449)	3,080,130	68,282	288,820	2,022,559	16,231,330
Contract owners’ equity beginning of period	16,554,377	13,199,367	42,440,610	39,360,480	672,789	383,969	61,475,627	45,244,297

Contract owners’ equity end of period	$25,006,807	16,554,377	13,406,161	42,440,610	741,071	672,789	63,498,186	61,475,627

CHANGES IN UNITS:
Beginning units	642,739	628,537	2,511,603	2,363,034	50,080	35,375	1,889,614	1,843,696
Units purchased	478,675	70,193	695,062	234,522	11,348	20,675	11,958	114,604
Units redeemed	(34,183)	(57,636)	(2,432,056)	(85,283)	(7,793)	(5,970)	(179,265)	(66,999)

Ending units	1,087,231	642,739	774,609	2,511,603	53,635	50,080	1,722,307	1,889,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVCSE		GVGOPS		SBVSG		BNCAI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$265	-	(1,981)	(850)	(16,686)	(7,455)	(1,969)	23,452
Realized gain (loss) on investments	(73)	-	59,857	16,435	534,587	171,098	639,012	3,030,022
Change in unrealized gain (loss) on investments	(4,167)	-	(211,422)	43,842	(1,036,828)	906,060	(249,467)	(267,104)
Reinvested capital gains	5,582	-	239,061	38,983	914,902	390,777	55,379	888,074

Net increase (decrease) in contract owners’ equity resulting from operations	1,607	-	85,515	98,410	395,975	1,460,480	442,955	3,674,444

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(40)	-	124,729	39,295	641,528	507,247	347,111	234,496
Transfers between funds	39,292	-	482,103	474,985	2,153,026	2,253,409	(321,356)	456,748
Surrenders (note 6)	-	-	(25,400)	(32,033)	(169,279)	(73,559)	(697,138)	(3,687,676)
Death Benefits (note 4)	-	-	(5,396)	-	(11,381)	(20,813)	-	(32,310)
Net policy repayments (loans) (note 5)	-	-	22	(2,889)	(8,840)	(11,484)	1,512	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,133)	-	(16,632)	(8,031)	(126,022)	(69,874)	(98,225)	(139,561)
Asset charges (note 3):
FPVUL & VEL contracts	(7)	-	(24)	(15)	(835)	(558)	(83)	(279)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	-	4	(6)	(34)	324	(173)	(161)

Net equity transactions	38,115	-	559,406	471,306	2,478,163	2,584,692	(768,352)	(3,168,743)

Net change in contract owners’ equity	39,722	-	644,921	569,716	2,874,138	4,045,172	(325,397)	505,701
Contract owners’ equity beginning of period	-	-	619,638	49,922	6,165,317	2,120,145	10,646,512	10,140,811

Contract owners’ equity end of period	$39,722	-	1,264,559	619,638	9,039,455	6,165,317	10,321,115	10,646,512

CHANGES IN UNITS:
Beginning units	-	-	44,812	4,758	334,875	168,989	303,601	404,574
Units purchased	3,077	-	43,965	51,766	181,747	177,249	20,134	38,076
Units redeemed	(91)	-	(6,275)	(11,571)	(43,686)	(11,513)	(42,351)	(139,319)

Ending units	2,986	-	82,502	44,812	472,936	334,875	281,384	303,601

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMGP		AMCG		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$66,390	76,739	3,206	6,547	(5,978)	(6,511)	7,553	9,816
Realized gain (loss) on investments	(29,536)	(2,344)	105,425	77,627	249,506	546,575	20,837	460,320
Change in unrealized gain (loss) on investments	(14,875)	(51,767)	(183,782)	165,557	(1,131,079)	292,896	72,463	(109,936)
Reinvested capital gains	-	-	174,821	50,106	1,067,675	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,979	22,628	99,670	299,837	180,124	832,960	100,853	360,200

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	207,462	186,327	39	426	1,302	44,401	16,581	44,274
Transfers between funds	374,538	335,597	(176,697)	311,264	(213,755)	(288,184)	51,584	(1,162,995)
Surrenders (note 6)	(210,227)	(350,711)	(10,944)	(232,936)	-	(675,892)	-	(471,358)
Death Benefits (note 4)	(81,355)	(4,383)	-	(3,995)	-	(11,671)	-	-
Net policy repayments (loans) (note 5)	82,179	(33,603)	-	-	76	(163)	(26,299)	(22,999)
Deductions for surrender charges (note 2d)	(338)	(1,319)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(192,609)	(226,366)	(12,406)	(10,556)	(30,531)	(39,050)	(12,540)	(19,035)
Asset charges (note 3):
FPVUL & VEL contracts	(12,420)	(13,126)	-	-	(3)	(8)	(393)	(382)
MSP contracts	(549)	(535)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,723)	(1,810)	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(1)	32	(61)	99	109	(45)	(180)

Net equity transactions	164,956	(109,930)	(199,976)	64,142	(242,812)	(970,458)	28,888	(1,632,675)

Net change in contract owners’ equity	186,935	(87,302)	(100,306)	363,979	(62,688)	(137,498)	129,741	(1,272,475)
Contract owners’ equity beginning of period	3,565,590	3,652,892	1,174,843	810,864	2,936,405	3,073,903	1,043,828	2,316,303

Contract owners’ equity end of period	$3,752,525	3,565,590	1,074,537	1,174,843	2,873,717	2,936,405	1,173,569	1,043,828

CHANGES IN UNITS:
Beginning units	290,095	299,031	51,556	49,333	147,342	203,445	49,246	144,447
Units purchased	60,633	44,331	1,930	15,543	1,326	2,680	4,215	2,442
Units redeemed	(47,275)	(53,267)	(9,834)	(13,321)	(15,462)	(58,784)	(2,857)	(97,641)

Ending units	303,453	290,095	43,652	51,556	133,206	147,342	50,604	49,246

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMRI		AMFAS		AMSRS		OVGR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$40,717	47,139	(1,989)	(2,404)	8,965	19,210	39,595	127,020
Realized gain (loss) on investments	143,151	162,618	615,917	157,558	437,717	185,853	2,183,808	1,927,411
Change in unrealized gain (loss) on investments	330,527	1,259,192	(749,617)	642,040	(212,015)	658,644	(327,253)	2,378,329
Reinvested capital gains	141,577	-	147,915	-	-	-	412,312	-

Net increase (decrease) in contract owners’ equity resulting from operations	655,972	1,468,949	12,226	797,194	234,667	863,707	2,308,462	4,432,760

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,698	17,477	106,830	34,054	96,287	112,733	74,011	414,505
Transfers between funds	(317,278)	(378,130)	(1,359,258)	798,250	(149,191)	(17,446)	(3,118,740)	(3,678,577)
Surrenders (note 6)	(279,446)	-	(79,063)	(163,700)	(560,029)	(150,626)	(400,040)	(1,220,462)
Death Benefits (note 4)	-	-	(8,113)	-	(78)	(19,715)	(157,820)	(53,132)
Net policy repayments (loans) (note 5)	-	-	(15,965)	(10,863)	(10,848)	(11,156)	1,272	33,867
Deductions for surrender charges (note 2d)	-	-	(26)	(650)	(164)	(3,554)	-	(219)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,883)	(42,833)	(44,828)	(42,003)	(97,132)	(106,877)	(287,004)	(306,610)
Asset charges (note 3):
FPVUL & VEL contracts	(91)	(429)	(3,679)	(3,071)	(8,960)	(9,303)	(116)	(168)
MSP contracts	-	-	(67)	(65)	(494)	(436)	-	-
SL contracts or LSFP contracts	-	-	(339)	(260)	(1,076)	(978)	-	-
Adjustments to maintain reserves	3	368	6	(80)	37	70	3,737	5,131

Net equity transactions	(630,997)	(403,547)	(1,404,502)	611,612	(731,648)	(207,288)	(3,884,700)	(4,805,665)

Net change in contract owners’ equity	24,975	1,065,402	(1,392,276)	1,408,806	(496,981)	656,419	(1,576,238)	(372,905)
Contract owners’ equity beginning of period	5,373,194	4,307,792	3,077,339	1,668,533	3,013,621	2,357,202	17,494,571	17,867,476

Contract owners’ equity end of period	$5,398,169	5,373,194	1,685,063	3,077,339	2,516,640	3,013,621	15,918,333	17,494,571

CHANGES IN UNITS:
Beginning units	347,690	380,913	145,700	115,055	113,615	122,284	1,162,020	1,524,196
Units purchased	4,335	8,343	5,614	42,289	4,347	6,771	14,746	55,349
Units redeemed	(44,329)	(41,598)	(74,940)	(11,644)	(32,007)	(15,440)	(262,243)	(417,496)

Ending units	307,696	347,690	76,374	145,700	85,955	113,615	914,523	1,162,020

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVIG		OVGI		OVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$749,815	623,081	25,383	(138)	249,777	303,013	54,635	55,301
Realized gain (loss) on investments	4,237,273	1,380,542	3,155	3,455	945,920	799,595	859,479	961,743
Change in unrealized gain (loss) on investments	(6,801,382)	10,477,399	(295,421)	28,836	1,356,012	6,763,774	(1,049,947)	835,090
Reinvested capital gains	3,453,772	-	54,842	-	630,794	-	877,758	72,803

Net increase (decrease) in contract owners’ equity resulting from operations	1,639,478	12,481,022	(212,041)	32,153	3,182,503	7,866,382	741,925	1,924,937

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,583,245	1,733,659	147,618	32,013	1,195,673	1,298,703	481,893	1,347,529
Transfers between funds	17,702,261	1,197,747	2,660,982	533,661	(551,921)	(207,093)	378,253	606,866
Surrenders (note 6)	(1,858,609)	(1,721,610)	(1,737)	-	(1,459,894)	(2,228,756)	(741,741)	(1,370,738)
Death Benefits (note 4)	(252,137)	(143,790)	-	-	(280,682)	(110,658)	(90,513)	(27,022)
Net policy repayments (loans) (note 5)	(275,444)	(415,226)	(11,692)	-	(104,022)	(80,290)	10,157	35,775
Deductions for surrender charges (note 2d)	(2,534)	(1,432)	-	-	(1,126)	(7,549)	(5,131)	(5,662)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,441,915)	(906,372)	(66,191)	(4,234)	(1,216,869)	(1,201,945)	(216,397)	(216,024)
Asset charges (note 3):
FPVUL & VEL contracts	(84,447)	(35,398)	(281)	(70)	(101,691)	(95,297)	(20,952)	(19,720)
MSP contracts	(3,875)	(1,274)	-	-	(4,055)	(3,579)	(533)	(464)
SL contracts or LSFP contracts	(9,844)	(3,907)	-	-	(7,202)	(7,142)	(3,129)	(2,848)
Adjustments to maintain reserves	275	19	-	2	(13)	(104)	25	17

Net equity transactions	16,356,976	(297,584)	2,728,699	561,372	(2,531,802)	(2,643,710)	(208,068)	347,709

Net change in contract owners’ equity	17,996,454	12,183,438	2,516,658	593,525	650,701	5,222,672	533,857	2,272,646
Contract owners’ equity beginning of period	58,406,310	46,222,872	593,525	-	31,396,294	26,173,622	6,667,259	4,394,613

Contract owners’ equity end of period	$76,402,764	58,406,310	3,110,183	593,525	32,046,995	31,396,294	7,201,116	6,667,259

CHANGES IN UNITS:
Beginning units	2,717,740	2,734,473	51,327	-	1,526,979	1,674,156	188,218	174,944
Units purchased	1,474,944	261,477	265,998	51,717	66,625	87,107	26,940	34,709
Units redeemed	(734,774)	(284,021)	(26,722)	(390)	(185,137)	(233,157)	(33,542)	(21,435)

Ending units	3,457,910	2,717,740	290,603	51,327	1,408,467	1,526,979	181,616	188,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVAG		OVSB		PMVAAA		PMVRSA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,281)	(9,582)	846,800	181,697	1,433,717	1,218,275	53	-
Realized gain (loss) on investments	1,090,889	1,142,692	(35,539)	(37,649)	95,831	214,098	(3,544)	-
Change in unrealized gain (loss) on investments	372,504	6,622,210	(420,887)	(69,435)	(1,463,732)	(1,479,642)	(6,317)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,450,112	7,755,320	390,374	74,613	65,816	(47,269)	(9,808)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,202,342	1,333,884	6,030,423	161,624	1,488,162	587,800	4,528	-
Transfers between funds	(1,003,108)	(932,027)	2,861,614	11,529,173	312,130	1,405,936	50,302	-
Surrenders (note 6)	(1,576,686)	(2,056,439)	(512,788)	(422,473)	(524,522)	(567,999)	(4,161)	-
Death Benefits (note 4)	(98,971)	(78,916)	(20,127)	(13,104)	(79,156)	(139,080)	-	-
Net policy repayments (loans) (note 5)	(103,119)	34,367	(261,856)	(64,814)	(1,047)	(51,956)	20	-
Deductions for surrender charges (note 2d)	(27)	(89)	(230)	(1,657)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,131,463)	(1,143,708)	(160,413)	(109,829)	(325,960)	(346,510)	(3,664)	-
Asset charges (note 3):
FPVUL & VEL contracts	(88,053)	(84,569)	(7,490)	(7,452)	(3,874)	(4,662)	(80)	-
MSP contracts	(1,577)	(1,388)	(93)	(92)	-	-	-	-
SL contracts or LSFP contracts	(3,845)	(3,791)	(40,040)	(10,609)	-	-	-	-
Adjustments to maintain reserves	4,221	19,123	19	(13)	28	(49)	-	-

Net equity transactions	(2,800,286)	(2,913,553)	7,889,019	11,060,754	865,761	883,480	46,945	-

Net change in contract owners’ equity	(1,350,174)	4,841,767	8,279,393	11,135,367	931,577	836,211	37,137	-
Contract owners’ equity beginning of period	28,081,043	23,239,276	13,001,496	1,866,129	26,438,388	25,602,177	-	-

Contract owners’ equity end of period	$26,730,869	28,081,043	21,280,889	13,001,496	27,369,965	26,438,388	37,137	-

CHANGES IN UNITS:
Beginning units	1,422,801	1,587,180	977,067	140,055	1,466,038	1,420,335	-	-
Units purchased	61,948	111,415	650,508	865,457	114,419	184,123	5,908	-
Units redeemed	(209,147)	(281,686)	(72,456)	(28,445)	(66,582)	(124,232)	(910)	-

Ending units	1,275,602	1,422,801	1,555,119	977,067	1,513,875	1,466,038	4,998	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFBA		PMVLGA		PMVLDA		PMVRRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$40,999	53,224	43,384	22,282	600,064	684,185	1,197,973	1,555,178
Realized gain (loss) on investments	(90,952)	(114,267)	(50,276)	(53,157)	347,712	343,633	(375,101)	1,152,924
Change in unrealized gain (loss) on investments	133,478	(150,954)	457,232	(171,211)	(519,240)	(1,169,651)	2,004,889	(14,342,737)
Reinvested capital gains	3,808	29,700	-	81,481	-	-	-	792,718

Net increase (decrease) in contract owners’ equity resulting from operations	87,333	(182,297)	450,340	(120,605)	428,536	(141,833)	2,827,761	(10,841,917)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	66,640	73,596	200,906	178,611	1,758,467	4,034,203	2,759,613	4,360,070
Transfers between funds	(1,532,813)	1,520,632	121,641	1,356,026	3,242,173	10,463,560	(3,268,058)	(9,270,754)
Surrenders (note 6)	(118,673)	(410,086)	-	-	(1,848,861)	(1,921,292)	(1,579,773)	(2,161,408)
Death Benefits (note 4)	(338)	(22,381)	-	-	(150,717)	(59,672)	(524,882)	(192,663)
Net policy repayments (loans) (note 5)	(31,433)	(640)	(1,681)	(6,238)	(867,968)	573,636	(17,060)	(158,584)
Deductions for surrender charges (note 2d)	-	(7,478)	-	-	(34)	(2,285)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,203)	(103,498)	(32,718)	(21,028)	(1,063,564)	(953,577)	(1,100,999)	(1,350,464)
Asset charges (note 3):
FPVUL & VEL contracts	(4,820)	(7,930)	-	-	(22,308)	(23,978)	(7,146)	(7,953)
MSP contracts	(32)	(29)	-	-	(1,129)	(1,040)	-	-
SL contracts or LSFP contracts	(590)	(984)	-	-	(3,034)	(3,630)	-	-
Adjustments to maintain reserves	66	(28)	(125)	81	(1,765)	1,115	(1,448)	2,214

Net equity transactions	(1,698,196)	1,041,174	288,023	1,507,452	1,041,260	12,107,040	(3,739,753)	(8,779,542)

Net change in contract owners’ equity	(1,610,863)	858,877	738,363	1,386,847	1,469,796	11,965,207	(911,992)	(19,621,459)
Contract owners’ equity beginning of period	2,986,586	2,127,709	1,798,035	411,188	63,117,103	51,151,896	96,923,936	116,545,395

Contract owners’ equity end of period	$1,375,723	2,986,586	2,536,398	1,798,035	64,586,899	63,117,103	96,011,944	96,923,936

CHANGES IN UNITS:
Beginning units	231,139	154,021	147,258	29,236	4,244,504	3,426,127	5,409,910	5,891,396
Units purchased	11,598	129,914	24,494	120,557	510,125	1,017,122	294,294	234,904
Units redeemed	(136,373)	(52,720)	(3,819)	(2,424)	(438,998)	(187,737)	(496,470)	(723,382)

Ending units	106,364	231,139	167,933	147,258	4,315,631	4,244,504	5,207,734	5,409,910

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRA		PIVEMI		PIHYB1		PVGIB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,214,844	8,756,989	5,879	13,799	270,609	362,649	11,151	16,492
Realized gain (loss) on investments	(2,453,928)	1,512,291	41,922	(59,815)	57,018	34,094	115,015	143,773
Change in unrealized gain (loss) on investments	11,902,154	(23,579,056)	(157,367)	24,038	(547,339)	(9,948)	(28,407)	129,299
Reinvested capital gains	-	3,716,337	5,637	-	216,569	413,499	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,663,070	(9,593,439)	(103,929)	(21,978)	(3,143)	800,294	97,759	289,564

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,925,247	10,107,654	42,783	97,846	218,092	381,632	56,136	51,747
Transfers between funds	(260,110,298)	448,202	(557,734)	(107,571)	(607,363)	(1,810,100)	148,785	141,513
Surrenders (note 6)	(5,154,073)	(7,254,435)	(93)	(50,036)	(365,435)	(508,031)	(137,088)	(38,410)
Death Benefits (note 4)	(955,782)	(1,667,669)	-	-	(15,566)	(4,707)	(14,775)	-
Net policy repayments (loans) (note 5)	(3,222,596)	(475,868)	-	-	(13,343)	(8,690)	(3,851)	(163,174)
Deductions for surrender charges (note 2d)	-	(368)	-	-	-	-	(81)	(506)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,333,882)	(4,926,736)	(18,755)	(31,701)	(105,771)	(122,872)	(53,677)	(50,352)
Asset charges (note 3):
FPVUL & VEL contracts	(45,584)	(47,459)	(1,063)	(1,055)	(1,072)	(1,019)	(3,644)	(3,704)
MSP contracts	-	-	-	-	-	-	(46)	(39)
SL contracts or LSFP contracts	-	-	-	-	-	-	(600)	(360)
Adjustments to maintain reserves	(11,618)	24,626	(3)	(5)	44	4,303	14	(10)

Net equity transactions	(267,908,586)	(3,792,053)	(534,865)	(92,522)	(890,414)	(2,069,484)	(8,827)	(63,295)

Net change in contract owners’ equity	(252,245,516)	(13,385,492)	(638,794)	(114,500)	(893,557)	(1,269,190)	88,932	226,269
Contract owners’ equity beginning of period	421,168,048	434,553,540	1,462,804	1,577,304	6,364,135	7,633,325	993,714	767,445

Contract owners’ equity end of period	$168,922,532	421,168,048	824,010	1,462,804	5,470,578	6,364,135	1,082,646	993,714

CHANGES IN UNITS:
Beginning units	22,671,205	22,903,897	198,081	209,227	238,255	320,179	44,765	46,906
Units purchased	687,183	1,055,073	7,267	13,305	17,683	28,768	7,352	12,627
Units redeemed	(14,586,587)	(1,324,153)	(78,067)	(24,453)	(50,986)	(110,980)	(8,073)	(14,768)

Ending units	8,771,801	22,671,205	127,281	198,081	204,952	238,255	44,044	44,765

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTIGB		PVTSCB		PVTVB		ACGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,438	14,504	392	23	12,777	10,749	78,754	50,776
Realized gain (loss) on investments	46,820	57,724	(8,730)	569	217,303	9,260	520,619	155,776
Change in unrealized gain (loss) on investments	(136,789)	184,489	(46,073)	755	(113,593)	504,027	(713,774)	913,481
Reinvested capital gains	-	-	68,349	54	32,785	-	587,759	35,714

Net increase (decrease) in contract owners’ equity resulting from operations	(79,531)	256,717	13,938	1,401	149,272	524,036	473,358	1,155,747

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,836	36,015	1,672	1,700	84,210	191,969	242,709	59,107
Transfers between funds	127,211	15,704	726,247	4,254	(269,585)	209,851	250,106	(236,972)
Surrenders (note 6)	(39,262)	(50,959)	-	(231)	(262,690)	(56,960)	(22,196)	(54,091)
Death Benefits (note 4)	(14,587)	-	-	-	(1,552)	(153)	-	-
Net policy repayments (loans) (note 5)	(2,335)	(15,227)	-	-	(12,268)	22,022	(1,507)	(98)
Deductions for surrender charges (note 2d)	(72)	(235)	-	-	(56)	(158)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,517)	(50,882)	(15,067)	(161)	(55,944)	(48,938)	(59,975)	(42,763)
Asset charges (note 3):
FPVUL & VEL contracts	(3,450)	(3,237)	(40)	-	(5,514)	(4,782)	(60)	(93)
MSP contracts	(12)	(11)	-	-	(591)	(488)	-	-
SL contracts or LSFP contracts	(431)	(243)	-	-	(821)	(637)	-	-
Adjustments to maintain reserves	10	(15)	6	4	(6)	19	(20)	23

Net equity transactions	49,391	(69,090)	712,818	5,566	(524,817)	311,745	409,057	(274,887)

Net change in contract owners’ equity	(30,140)	187,627	726,756	6,967	(375,545)	835,781	882,415	880,860
Contract owners’ equity beginning of period	1,142,034	954,407	9,931	2,964	1,973,714	1,137,933	4,412,360	3,531,500

Contract owners’ equity end of period	$1,111,894	1,142,034	736,687	9,931	1,598,169	1,973,714	5,294,775	4,412,360

CHANGES IN UNITS:
Beginning units	49,608	53,095	720	299	80,179	66,439	286,045	306,238
Units purchased	8,513	2,453	52,102	615	4,518	19,016	42,885	7,097
Units redeemed	(6,311)	(5,939)	(1,092)	(194)	(25,526)	(5,277)	(16,906)	(27,338)

Ending units	51,810	49,608	51,730	720	59,171	80,179	312,024	286,045

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACEG		AVBVI		AVHY1		AVIE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$457	3,847	7,188	5,809	471,750	426,717	807,529	505,885
Realized gain (loss) on investments	77,339	9,583	47,848	90,525	302,831	444,120	2,262,537	1,374,988
Change in unrealized gain (loss) on investments	8,013	292,019	(20,511)	66,097	(700,699)	(221,996)	(2,963,874)	6,629,746
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,809	305,449	34,525	162,431	73,882	648,841	106,192	8,510,619

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,162	70,638	256	22,642	223,646	146,862	1,763,521	1,943,097
Transfers between funds	(71,191)	137,165	(15,025)	(235,494)	5,360,342	240,536	4,665,540	4,100,632
Surrenders (note 6)	(88,019)	(57,746)	(103)	(98,364)	(459,128)	(281,010)	(2,126,421)	(833,895)
Death Benefits (note 4)	(7,844)	(555)	-	-	(24,298)	(38,287)	(321,634)	(120,825)
Net policy repayments (loans) (note 5)	(531)	(16,602)	103	(1,647)	9,586	(71,820)	(65,527)	(19,413)
Deductions for surrender charges (note 2d)	(569)	(1,653)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,793)	(49,597)	(5,385)	(10,749)	(118,607)	(99,085)	(656,072)	(589,749)
Asset charges (note 3):
FPVUL & VEL contracts	(4,414)	(3,713)	1	-	(695)	(798)	(2,524)	(1,980)
MSP contracts	(234)	(191)	-	-	-	-	-	-
SL contracts or LSFP contracts	(214)	(239)	-	-	-	-	-	-
Adjustments to maintain reserves	-	423	(8)	(29)	(33)	(1,931)	55	(177)

Net equity transactions	(164,647)	77,930	(20,161)	(323,641)	4,990,813	(105,533)	3,256,938	4,477,690

Net change in contract owners’ equity	(78,838)	383,379	14,364	(161,210)	5,064,695	543,308	3,363,130	12,988,309
Contract owners’ equity beginning of period	1,187,662	804,283	529,924	691,134	10,432,057	9,888,749	55,292,311	42,304,002

Contract owners’ equity end of period	$1,108,824	1,187,662	544,288	529,924	15,496,752	10,432,057	58,655,441	55,292,311

CHANGES IN UNITS:
Beginning units	86,923	82,490	25,874	45,186	781,618	791,083	2,336,984	2,122,930
Units purchased	6,168	16,835	478	1,296	433,135	54,035	308,167	327,171
Units redeemed	(18,254)	(12,402)	(1,383)	(20,607)	(71,000)	(57,787)	(169,220)	(128,486)

Ending units	74,837	86,923	24,969	25,874	1,143,753	781,618	2,475,931	2,336,984

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVMCCI		ROCMC		ROCSC		RVARS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,438)	5,546	(33,142)	56,402	-	(2,663)	-	-
Realized gain (loss) on investments	146,761	24,906	2,086,954	(454,604)	-	382,956	5,608	(10)
Change in unrealized gain (loss) on investments	(245,696)	170,187	(3,532,392)	4,935,996	-	(11,604)	31,979	654
Reinvested capital gains	163,516	83,817	898,163	639,204	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,143	284,456	(580,417)	5,176,998	-	368,689	37,587	644

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,890	57,790	449,355	1,385,704	-	(54)	2,638	108
Transfers between funds	(978,500)	58,964	(13,109,103)	(19,174,429)	-	(2,703,962)	653,181	167,949
Surrenders (note 6)	(824)	(9,470)	(389,245)	(1,519,716)	-	(28,834)	(30,916)	-
Death Benefits (note 4)	-	-	(94,486)	(53,533)	-	(3,612)	(21,296)	-
Net policy repayments (loans) (note 5)	(409)	1	(14,376)	(159)	-	-	1,094	(365)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(15)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,011)	(19,439)	(209,094)	(380,336)	-	(10,914)	(18,621)	(140)
Asset charges (note 3):
FPVUL & VEL contracts	(488)	(184)	(1,888)	(2,508)	-	-	(1,966)	(45)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	9	50	(406)	-	14	9	(5)

Net equity transactions	(973,335)	87,671	(13,368,787)	(19,745,383)	-	(2,747,362)	584,108	167,502

Net change in contract owners’ equity	(911,192)	372,127	(13,949,204)	(14,568,385)	-	(2,378,673)	621,695	168,146
Contract owners’ equity beginning of period	1,353,655	981,528	25,228,360	39,796,745	-	2,378,673	168,146	-

Contract owners’ equity end of period	$442,463	1,353,655	11,279,156	25,228,360	-	-	789,841	168,146

CHANGES IN UNITS:
Beginning units	71,330	66,547	803,412	1,529,776	-	184,649	16,822	-
Units purchased	9,009	8,339	16,674	51,434	-	-	66,059	16,878
Units redeemed	(58,075)	(3,576)	(447,692)	(789,261)	-	(184,327)	(7,380)	(56)

Ending units	22,264	71,330	372,394	803,412	-	-	75,501	16,822

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TREI2		TRHS2		TRLT1		TRMCG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$929,116	693,721	(26,405)	(18,586)	166,791	79,825	(69,963)	(61,346)
Realized gain (loss) on investments	4,887,583	4,603,810	2,472,225	1,391,919	(23,978)	(27,862)	510,221	(91,832)
Change in unrealized gain (loss) on investments	(1,017,940)	10,566,494	1,860,254	4,201,937	(84,132)	84	(426,557)	6,022,061
Reinvested capital gains	-	-	2,200,628	813,844	-	-	3,703,344	2,435,549

Net increase (decrease) in contract owners’ equity resulting from operations	4,798,759	15,864,025	6,506,702	6,389,114	58,681	52,047	3,717,045	8,304,432

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,711,491	2,299,641	478,949	516,924	937,323	876,849	3,459	174,153
Transfers between funds	(681,461)	4,949,688	4,835,940	5,163,404	2,138,300	11,386,611	1,886,981	(817,593)
Surrenders (note 6)	(1,589,117)	(3,701,593)	(788,993)	(1,140,030)	(341,616)	-	(527,845)	(721,634)
Death Benefits (note 4)	(158,581)	(145,356)	(70,422)	(28,005)	(18,730)	(1,357)	(47,003)	(42,490)
Net policy repayments (loans) (note 5)	(617,772)	(58,766)	(194,972)	(144,605)	(254)	(4,913)	(784,182)	-
Deductions for surrender charges (note 2d)	-	-	(175)	(3,455)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(926,505)	(899,116)	(548,869)	(396,174)	(245,700)	(92,492)	(262,964)	(232,369)
Asset charges (note 3):
FPVUL & VEL contracts	(3,828)	(3,637)	(30,329)	(20,503)	(647)	(70)	-	-
MSP contracts	-	-	(1,170)	(569)	-	-	-	-
SL contracts or LSFP contracts	-	-	(7,180)	(4,161)	-	-	-	-
Adjustments to maintain reserves	(35)	(39)	(4)	73	(817)	(390)	(10)	(267)

Net equity transactions	(2,265,808)	2,440,822	3,672,775	3,942,899	2,467,859	12,164,238	268,436	(1,640,200)

Net change in contract owners’ equity	2,532,951	18,304,847	10,179,477	10,332,013	2,526,540	12,216,285	3,985,481	6,664,232
Contract owners’ equity beginning of period	71,406,961	53,102,114	20,956,747	10,624,734	14,598,839	2,382,554	30,393,507	23,729,275

Contract owners’ equity end of period	$73,939,912	71,406,961	31,136,224	20,956,747	17,125,379	14,598,839	34,378,988	30,393,507

CHANGES IN UNITS:
Beginning units	2,898,250	2,782,361	898,513	685,053	1,416,096	230,839	767,584	815,148
Units purchased	186,501	333,397	176,543	299,224	309,917	1,194,900	48,971	6,643
Units redeemed	(276,881)	(215,987)	(56,676)	(79,930)	(71,531)	(9,585)	(45,930)	(59,511)

Ending units	2,807,870	2,898,250	1,018,380	898,513	1,654,482	1,416,096	770,625	767,584

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRNAG1		TRPSB1		TRBCGP		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(82,845)	(77,882)	60,522	42,580	(34,148)	(4,445)	62,435	234,763
Realized gain (loss) on investments	2,964,721	1,813,457	175,013	216,051	799,474	35,795	229,245	1,206,280
Change in unrealized gain (loss) on investments	(5,225,005)	4,278,696	(325,000)	60,941	613,789	1,153,496	(2,083,461)	147,621
Reinvested capital gains	6,100,244	6,309,586	280,636	228,295	-	-	1,689,114	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,757,115	12,323,857	191,171	547,867	1,379,115	1,184,846	(102,667)	1,588,664

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,071,712	2,669,976	163,629	177,625	1,276,292	634,015	282,444	305,443
Transfers between funds	(2,645,102)	(1,245,070)	593,004	(779,772)	17,470,552	6,433,495	35,824	(389,385)
Surrenders (note 6)	(1,225,580)	(4,413,156)	(604,561)	(37,974)	(481,979)	(16,389)	(525,276)	(1,948,973)
Death Benefits (note 4)	(55,835)	(124,790)	-	-	(6,231)	-	(70,577)	(78,540)
Net policy repayments (loans) (note 5)	(1,010,012)	(182,201)	(24,024)	(18,304)	(12,111)	(7,709)	39,183	(55,213)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(100)	(28)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(634,292)	(589,015)	(45,069)	(37,393)	(215,513)	(40,891)	(367,220)	(395,538)
Asset charges (note 3):
FPVUL & VEL contracts	(12,713)	(9,402)	(918)	(850)	(1,068)	(15)	(24,875)	(26,942)
MSP contracts	-	-	-	-	-	-	(458)	(436)
SL contracts or LSFP contracts	-	-	-	-	-	-	(2,719)	(2,961)
Adjustments to maintain reserves	(53)	(25)	(7)	4	(74)	9	295	(278)

Net equity transactions	(3,511,875)	(3,893,683)	82,054	(696,664)	18,029,868	7,002,515	(633,479)	(2,592,851)

Net change in contract owners’ equity	245,240	8,430,174	273,225	(148,797)	19,408,983	8,187,361	(736,146)	(1,004,187)
Contract owners’ equity beginning of period	42,869,299	34,439,125	3,840,044	3,988,841	8,267,392	80,031	14,745,182	15,749,369

Contract owners’ equity end of period	$43,114,539	42,869,299	4,113,269	3,840,044	27,676,375	8,267,392	14,009,036	14,745,182

CHANGES IN UNITS:
Beginning units	1,851,100	2,050,836	250,814	306,888	578,648	7,887	354,185	421,121
Units purchased	182,934	175,102	51,461	23,461	1,339,071	575,917	18,314	13,831
Units redeemed	(328,178)	(374,609)	(46,321)	(79,567)	(141,038)	(5,156)	(36,174)	(82,043)

Ending units	1,705,856	1,851,100	255,954	250,814	1,776,681	578,648	336,325	354,185

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		VVB		VVDV		VVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,603)	236,691	120,704	106,590	325,473	292,454	63,250	57,115
Realized gain (loss) on investments	(2,957,193)	(2,083,713)	130,841	91,903	597,417	472,487	169,458	191,009
Change in unrealized gain (loss) on investments	(4,524,491)	5,261,913	896	659,146	(83,044)	3,069,193	(539,502)	776,481
Reinvested capital gains	-	839,369	312,639	102,897	631,646	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,498,287)	4,254,260	565,080	960,536	1,471,492	3,834,134	(306,794)	1,024,605

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,646,479	4,209,550	397	86	1,756	(5)	(381)	420
Transfers between funds	(6,057,078)	(4,980,878)	675,779	863,355	(994,737)	(149,295)	(612,747)	172,599
Surrenders (note 6)	(1,131,020)	(2,524,046)	(188,551)	(187,350)	(486,700)	(504,950)	(147,685)	(161,926)
Death Benefits (note 4)	(149,108)	(131,168)	(24,556)	(15,094)	(65,353)	(43,478)	(20,121)	(13,944)
Net policy repayments (loans) (note 5)	152,039	(118,715)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(39)	(188)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(674,768)	(721,276)	(48,558)	(41,068)	(124,903)	(113,854)	(38,810)	(36,482)
Asset charges (note 3):
FPVUL & VEL contracts	(29,565)	(28,695)	-	-	-	-	-	-
MSP contracts	(444)	(607)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,768)	(2,117)	-	-	-	-	-	-
Adjustments to maintain reserves	344	(127)	19	12	(7)	39	(9)	5

Net equity transactions	(4,244,928)	(4,298,267)	414,530	619,941	(1,669,944)	(811,543)	(819,753)	(39,328)

Net change in contract owners’ equity	(11,743,215)	(44,007)	979,610	1,580,477	(198,452)	3,022,591	(1,126,547)	985,277
Contract owners’ equity beginning of period	42,783,280	42,827,287	6,138,829	4,558,352	16,598,693	13,576,102	5,423,630	4,438,353

Contract owners’ equity end of period	$31,040,065	42,783,280	7,118,439	6,138,829	16,400,241	16,598,693	4,297,083	5,423,630

CHANGES IN UNITS:
Beginning units	877,892	956,384	418,598	371,867	1,192,808	1,259,787	468,254	471,330
Units purchased	137,648	111,388	41,226	79,574	-	-	-	21,034
Units redeemed	(205,647)	(196,746)	(17,009)	(17,680)	(117,538)	(66,527)	(72,536)	(20,208)

Ending units	809,893	877,892	442,815	418,598	1,075,270	1,192,808	395,718	468,254

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VVMCI		VVREI		VVSTC		VVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$118,125	90,115	234,095	32,621	63,367	84,371	3,784	(3,417)
Realized gain (loss) on investments	710,661	378,143	211,471	104,563	(347)	9,592	54,739	8,811
Change in unrealized gain (loss) on investments	642,374	2,698,889	1,338,599	(182,073)	(14,394)	(93,450)	(494,524)	635,604
Reinvested capital gains	600,860	358,399	341,411	47,008	22,419	35,901	565,603	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,072,020	3,525,546	2,125,576	2,119	71,045	36,414	129,602	640,998

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,800	441	534	97	29	41	265	280
Transfers between funds	(897,377)	3,576,158	936,674	5,265,653	479,275	(1,102,440)	(279,229)	3,913,504
Surrenders (note 6)	(477,909)	(406,015)	(268,187)	(117,312)	(145,687)	(137,742)	(120,107)	(69,300)
Death Benefits (note 4)	(65,070)	(31,483)	(30,573)	(5,562)	(18,189)	(14,631)	(16,464)	(4,690)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(124,908)	(87,287)	(64,138)	(21,764)	(37,261)	(34,326)	(33,042)	(10,772)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	22	15	27	(4)	(2)	(1)	9	(6)

Net equity transactions	(1,563,442)	3,051,829	574,337	5,121,108	278,165	(1,289,099)	(448,568)	3,829,016

Net change in contract owners’ equity	508,578	6,577,375	2,699,913	5,123,227	349,210	(1,252,685)	(318,966)	4,470,014
Contract owners’ equity beginning of period	15,943,070	9,365,695	6,973,233	1,850,006	4,708,426	5,961,111	4,470,014	-

Contract owners’ equity end of period	$16,451,648	15,943,070	9,673,146	6,973,233	5,057,636	4,708,426	4,151,048	4,470,014

CHANGES IN UNITS:
Beginning units	1,014,767	802,681	519,163	140,656	384,564	491,102	268,075	-
Units purchased	1	260,837	58,572	393,895	38,410	-	1	273,750
Units redeemed	(91,038)	(36,764)	(23,076)	(10,633)	(16,185)	(98,003)	(26,773)	(5,674)

Ending units	923,730	1,014,767	554,659	519,163	406,789	384,564	241,303	268,075

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VVHGB		WRASP		WRGP		WRHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$193,224	183,066	71,472	191,524	10,939	5,460	2,221,042	878,244
Realized gain (loss) on investments	14,190	(9,148)	374,807	942,727	126,041	121,094	691,815	232,555
Change in unrealized gain (loss) on investments	293,818	(466,959)	(3,378,624)	2,417,541	(443,216)	552,549	(3,088,798)	686,039
Reinvested capital gains	31,188	88,628	2,065,017	-	748,240	183,681	346,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	532,420	(204,413)	(867,328)	3,551,792	442,004	862,784	170,373	1,796,838

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	179	157	1,600,017	1,515,676	90,296	152,221	898,624	1,001,207
Transfers between funds	7,642,486	1,392,415	(395,349)	(1,210,490)	(471,816)	437,243	21,651,550	7,522,418
Surrenders (note 6)	(261,986)	(250,154)	(1,105,842)	(1,575,098)	(25,989)	(49,866)	(862,661)	(364,292)
Death Benefits (note 4)	(33,185)	(21,596)	(46,322)	(18,762)	(2,993)	-	(66,622)	(67,406)
Net policy repayments (loans) (note 5)	-	-	216,682	(114,235)	-	-	(122,993)	(29,033)
Deductions for surrender charges (note 2d)	-	-	(4,391)	(4,750)	-	-	(12)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,076)	(60,099)	(521,311)	(501,770)	(57,052)	(39,794)	(457,269)	(227,621)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(40,359)	(38,746)	(1,330)	(705)	(8,169)	(6,134)
MSP contracts	-	-	(709)	(791)	-	-	-	-
SL contracts or LSFP contracts	-	-	(4,946)	(3,943)	-	-	-	-
Adjustments to maintain reserves	17	(7)	(11)	944	(19)	(77)	(15)	41

Net equity transactions	7,270,435	1,060,716	(302,541)	(1,951,965)	(468,903)	499,022	21,032,433	7,829,180

Net change in contract owners’ equity	7,802,855	856,303	(1,169,869)	1,599,827	(26,899)	1,361,806	21,202,806	9,626,018
Contract owners’ equity beginning of period	8,165,242	7,308,939	16,046,069	14,446,242	3,445,317	2,083,511	22,619,242	12,993,224

Contract owners’ equity end of period	$15,968,097	8,165,242	14,876,200	16,046,069	3,418,418	3,445,317	43,822,048	22,619,242

CHANGES IN UNITS:
Beginning units	754,096	658,202	1,017,541	1,146,952	157,563	129,681	1,882,396	1,192,471
Units purchased	674,510	138,888	97,285	107,295	31,120	52,705	2,710,642	754,429
Units redeemed	(33,061)	(30,701)	(118,064)	(236,754)	(49,115)	(24,936)	(1,011,592)	(63,905)

Ending units	1,395,545	754,096	996,762	1,017,541	139,568	157,563	3,581,446	1,882,396

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMCG		WRRESP		WRSTP		SVDF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,692)	(1,452)	51,076	33,707	(25,619)	(14,987)	(18,913)	(14,511)
Realized gain (loss) on investments	138,981	42,020	89,230	368,285	2,006,514	459,432	996,564	925,691
Change in unrealized gain (loss) on investments	(49,812)	181,201	1,080,802	(478,952)	(2,971,725)	3,351,161	(2,879,436)	3,076,194
Reinvested capital gains	143,929	28,607	317,731	-	1,491,163	487,507	1,921,854	332,489

Net increase (decrease) in contract owners’ equity resulting from operations	228,406	250,376	1,538,839	(76,960)	500,333	4,283,113	20,069	4,319,863

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	426,684	331,271	694,870	417,887	1,984,836	1,674,102	541,249	385,840
Transfers between funds	2,459,802	795,674	1,764,313	1,456,523	(866,920)	6,080,245	224,573	1,193,820
Surrenders (note 6)	(20,111)	(15,826)	(41,449)	(133,917)	(419,799)	(166,140)	(264,087)	(382,028)
Death Benefits (note 4)	(38,952)	-	(2,543)	(3)	(40,098)	(27,305)	(2,250)	(375)
Net policy repayments (loans) (note 5)	(1,133)	(753)	9,734	(30,170)	(87,947)	(135,780)	(31,844)	(16,042)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,502)	(34,942)	(134,884)	(62,767)	(353,394)	(196,712)	(149,289)	(125,583)
Asset charges (note 3):
FPVUL & VEL contracts	(2,318)	(1,347)	(6,614)	(3,698)	(12,526)	(6,140)	(10,152)	(8,680)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(12)	(9)	(14)	12	324	(39)	22

Net equity transactions	2,757,471	1,074,065	2,283,418	1,643,841	204,164	7,222,594	308,161	1,046,974

Net change in contract owners’ equity	2,985,877	1,324,441	3,822,257	1,566,881	704,497	11,505,707	328,230	5,366,837
Contract owners’ equity beginning of period	1,876,397	551,956	4,179,060	2,612,179	16,320,668	4,814,961	14,938,000	9,571,163

Contract owners’ equity end of period	$4,862,274	1,876,397	8,001,317	4,179,060	17,025,165	16,320,668	15,266,230	14,938,000

CHANGES IN UNITS:
Beginning units	142,575	54,403	263,504	166,858	800,093	368,902	850,849	782,606
Units purchased	210,294	99,323	139,371	126,747	150,797	495,282	136,424	119,557
Units redeemed	(9,371)	(11,147)	(15,275)	(30,077)	(139,233)	(36,699)	(119,996)	(51,674)

Ending units	343,498	142,575	387,600	263,504	811,657	800,093	867,277	850,849

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVOF		WFVSCG		OVGS3		FTVDM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,728)	(1,812)	(9,341)	(11,343)	-	242,423	-	87,415
Realized gain (loss) on investments	1,171,379	582,387	331,507	921,804	6,146,666	96,421	(178,966)	84,348
Change in unrealized gain (loss) on investments	(168,935)	1,857,479	(1,095,771)	1,762,039	(6,116,637)	3,957,292	71,446	(271,902)
Reinvested capital gains	-	-	582,586	301,406	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	985,716	2,438,054	(191,019)	2,973,906	30,029	4,296,136	(107,520)	(100,139)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	242	53,001	405,791	453,669	508,370	1,610,215	66,349	192,570
Transfers between funds	(1,272,711)	43,808	(576,049)	(3,450,914)	(19,643,906)	1,051,472	(3,664,829)	89,239
Surrenders (note 6)	(224,383)	(665,930)	(278,690)	(402,545)	(539,824)	(1,583,344)	(63,055)	(326,656)
Death Benefits (note 4)	(102,944)	-	(23,380)	(26,056)	(25,068)	(69,798)	(6,826)	(26,098)
Net policy repayments (loans) (note 5)	-	-	(21,407)	(103,059)	(85,734)	(62,134)	(26,931)	(26,764)
Deductions for surrender charges (note 2d)	-	-	(151)	(1,088)	(891)	(10,461)	(98)	(5,868)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,179)	(108,867)	(138,708)	(155,552)	(241,619)	(701,101)	(44,799)	(155,674)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(6,628)	(6,642)	(22,388)	(63,101)	(3,728)	(12,898)
MSP contracts	-	-	(27)	(7)	(1,933)	(4,056)	(263)	(794)
SL contracts or LSFP contracts	-	-	(1,110)	(1,077)	(2,849)	(8,171)	(665)	(2,307)
Adjustments to maintain reserves	(12)	(132)	(27)	718	497	(112)	(1)	8

Net equity transactions	(1,710,987)	(678,120)	(640,386)	(3,692,553)	(20,055,345)	159,409	(3,744,846)	(275,242)

Net change in contract owners’ equity	(725,271)	1,759,934	(831,405)	(718,647)	(20,025,316)	4,455,545	(3,852,366)	(375,381)
Contract owners’ equity beginning of period	9,949,773	8,189,839	7,209,362	7,928,009	20,025,316	15,569,771	3,852,366	4,227,747

Contract owners’ equity end of period	$9,224,502	9,949,773	6,377,957	7,209,362	-	20,025,316	-	3,852,366

CHANGES IN UNITS:
Beginning units	451,113	483,311	431,204	712,536	967,069	957,445	201,488	218,972
Units purchased	398	41,125	50,266	42,128	22,603	138,713	4,474	22,767
Units redeemed	(71,817)	(73,427)	(91,685)	(323,501)	(989,672)	(129,089)	(205,962)	(40,251)

Ending units	379,694	451,113	389,785	431,204	-	967,069	-	201,488

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF3		FTVGI3		CVSSE		HIBF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	159,967	-	568,963	205	(305)	243,100	695,602
Realized gain (loss) on investments	1,775,372	128,513	(33,906)	190,435	13,924	32,402	128,895	113,059
Change in unrealized gain (loss) on investments	(1,643,703)	1,089,829	134,201	(733,691)	(41,847)	20,898	(21,354)	(90,685)
Reinvested capital gains	-	-	-	148,341	25,252	16,693	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,669	1,378,309	100,295	174,048	(2,466)	69,688	350,641	717,976

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,421	267,462	75,421	385,136	-	253	149,058	541,309
Transfers between funds	(7,161,819)	1,035,308	(10,989,799)	(227,194)	(284,825)	(19,199)	(10,809,650)	(379,053)
Surrenders (note 6)	(188,743)	(513,558)	(184,499)	(979,530)	-	(7,091)	(296,168)	(568,838)
Death Benefits (note 4)	(6,601)	(180,898)	(2,971)	(80,973)	-	-	(23,683)	(69,642)
Net policy repayments (loans) (note 5)	11,449	16,238	22,772	(122,118)	-	-	68,193	(17,264)
Deductions for surrender charges (note 2d)	(516)	(6,734)	(167)	(3,264)	-	-	(429)	(7,206)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,450)	(200,254)	(104,739)	(363,501)	(780)	(2,124)	(141,235)	(438,307)
Asset charges (note 3):
FPVUL & VEL contracts	(6,777)	(18,674)	(8,801)	(29,470)	-	-	(10,657)	(32,936)
MSP contracts	(92)	(266)	(272)	(959)	-	-	(267)	(468)
SL contracts or LSFP contracts	(1,151)	(3,404)	(1,286)	(4,579)	-	-	(2,107)	(6,451)
Adjustments to maintain reserves	(95)	8	5	(6)	7	(34)	12	(17)

Net equity transactions	(7,336,374)	395,228	(11,194,336)	(1,426,458)	(285,598)	(28,195)	(11,066,933)	(978,873)

Net change in contract owners’ equity	(7,204,705)	1,773,537	(11,094,041)	(1,252,410)	(288,064)	41,493	(10,716,292)	(260,897)
Contract owners’ equity beginning of period	7,204,705	5,431,168	11,094,041	12,346,451	288,064	246,571	10,716,292	10,977,189

Contract owners’ equity end of period	$-	7,204,705	-	11,094,041	-	288,064	-	10,716,292

CHANGES IN UNITS:
Beginning units	395,070	366,253	535,931	606,188	11,383	12,766	588,722	644,890
Units purchased	5,003	82,357	3,886	19,511	1,258	1,001	10,343	69,446
Units redeemed	(400,073)	(53,540)	(539,817)	(89,768)	(12,641)	(2,383)	(599,065)	(125,614)

Ending units	-	395,070	-	535,931	-	11,383	-	588,722

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		GIG3		GVIX6		NVMIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$38,274	103,268	86,236	19,593	26,047	42,414	194,083	203,534
Realized gain (loss) on investments	143,427	644,378	820,978	247,716	258,867	18,449	5,975,888	547,969
Change in unrealized gain (loss) on investments	(469,408)	(753,364)	(829,620)	353,652	(261,062)	208,279	(5,991,197)	2,417,328
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(287,707)	(5,718)	77,594	620,961	23,852	269,142	178,774	3,168,831

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	176,345	610,799	43,348	178,901	24,173	119,659	250,196	822,569
Transfers between funds	(8,504,376)	(255,428)	(4,227,349)	356,784	(1,757,795)	400,365	(17,120,971)	(154,969)
Surrenders (note 6)	(109,584)	(584,469)	(130,298)	(300,797)	(1,973)	(33,035)	(363,368)	(1,374,241)
Death Benefits (note 4)	(15,161)	(8,931)	(9,858)	(32,989)	-	-	(32,750)	(51,952)
Net policy repayments (loans) (note 5)	29,637	32,935	4,368	2,021	468	8,956	(62,219)	47,494
Deductions for surrender charges (note 2d)	(330)	(10,334)	(13)	(2,108)	-	(4,140)	(142)	(4,248)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(102,112)	(370,262)	(36,950)	(120,620)	(9,335)	(28,227)	(239,683)	(758,820)
Asset charges (note 3):
FPVUL & VEL contracts	(7,945)	(27,706)	(3,638)	(11,529)	(818)	(1,922)	(18,976)	(58,948)
MSP contracts	(2,047)	(6,527)	(260)	(863)	(16)	(57)	(793)	(2,322)
SL contracts or LSFP contracts	(1,214)	(4,480)	(535)	(1,315)	(633)	(1,741)	(1,762)	(5,207)
Adjustments to maintain reserves	278	(2)	1	1	4	1	3	(8)

Net equity transactions	(8,536,509)	(624,405)	(4,361,184)	67,486	(1,745,925)	459,859	(17,590,465)	(1,540,652)

Net change in contract owners’ equity	(8,824,216)	(630,123)	(4,283,590)	688,447	(1,722,073)	729,001	(17,411,691)	1,628,179
Contract owners’ equity beginning of period	8,824,216	9,454,339	4,283,590	3,595,143	1,722,073	993,072	17,411,691	15,783,512

Contract owners’ equity end of period	$-	8,824,216	-	4,283,590	-	1,722,073	-	17,411,691

CHANGES IN UNITS:
Beginning units	452,954	488,948	430,241	425,415	145,428	101,703	1,431,105	1,574,138
Units purchased	12,594	34,579	4,878	60,158	2,150	49,650	23,713	93,743
Units redeemed	(465,548)	(70,572)	(435,119)	(55,332)	(147,578)	(5,925)	(1,454,818)	(236,775)

Ending units	-	452,954	-	430,241	-	145,428	-	1,431,105

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV3		ACVVS1		OGGO
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$128,266	118,054	(939)	(2,680)	(7,440)	(5,261)
Realized gain (loss) on investments	417,375	(419,461)	208,032	382,804	245,602	481,260
Change in unrealized gain (loss) on investments	(581,553)	1,316,337	(421,378)	17,162	(1,093,736)	601,579
Reinvested capital gains	-	-	177,380	-	1,263,769	206,668

Net increase (decrease) in contract owners’ equity resulting from operations	(35,912)	1,014,930	(36,905)	397,286	408,195	1,284,246

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67,956	309,924	36,911	71,452	11,898	34,007
Transfers between funds	(5,511,020)	(101,592)	(1,654,580)	3,904	(4,395,552)	(88,234)
Surrenders (note 6)	(31,743)	(291,643)	-	(530,253)	(20,928)	(273,605)
Death Benefits (note 4)	(4,168)	(18,008)	(19,785)	(8,757)	-	(22,439)
Net policy repayments (loans) (note 5)	(8,032)	(9,875)	-	-	3,188	-
Deductions for surrender charges (note 2d)	(188)	(4,489)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(58,810)	(187,173)	(9,425)	(34,405)	(42,923)	(43,534)
Asset charges (note 3):
FPVUL & VEL contracts	(5,759)	(17,743)	(80)	(152)	-	-
MSP contracts	(61)	(196)	251	(73)	-	-
SL contracts or LSFP contracts	(889)	(2,680)	-	-	-	-
Adjustments to maintain reserves	(116)	17	3	(17)	(42)	(109)

Net equity transactions	(5,552,830)	(323,458)	(1,646,705)	(498,301)	(4,444,359)	(393,914)

Net change in contract owners’ equity	(5,588,742)	691,472	(1,683,610)	(101,015)	(4,036,164)	890,332
Contract owners’ equity beginning of period	5,588,742	4,897,270	1,683,610	1,784,625	4,036,164	3,145,832

Contract owners’ equity end of period	$-	5,588,742	-	1,683,610	-	4,036,164

CHANGES IN UNITS:
Beginning units	437,468	465,460	90,579	124,668	125,039	139,414
Units purchased	6,916	34,634	2,351	8,852	371	7,972
Units redeemed	(444,384)	(62,626)	(92,930)	(42,942)	(125,410)	(22,346)

Ending units	-	437,468	-	90,579	-	125,039

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

  Asset Allocation Fund - Class 2 (AMVAA2)

  Bond Fund - Class 2 (AMVBD2)

  Global Small Capitalization Fund - Class 2 (AMVGS2)

  Growth Fund - Class 2 (AMVGR2)

  International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

  Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class  I (BRVHYI)

  Large Cap Core V.I. Fund - Class II (MLVLC2)

  Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

  VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

  Value Portfolio (DAVVL)

DELAWARE GROUP

  VIP Emerging Markets Series: Service Class (DWVEMS)

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)*

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

  VIP Freedom Fund 2015 Portfolio: Service Class 2 (FF15S2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

  VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

  Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

  Balanced Portfolio: Service Shares (JABS)

  Flexible Bond Portfolio: Service Shares (JAFBS)

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

  Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

  Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)*

  Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

M FUNDS

  M Large Cap Value Fund (MFBOV)*

  M Capital Appreciation Fund (MFFCA)*

  M International Equity Fund (MFBIE)*

  M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

  VIT II - MFS Blended Research Core Equity Portfolio- Service Class  (MVBRES)*

  Investors Growth Stock Series - Initial Class (MIGIC)

  MFS Bond Portfolio - Service Class (MVBDS)*

  Variable Insurance Trust - MFS New Discovery Series - Intital Class  (MNDIC)

  New Discovery Series - Service Class (MNDSC)

  Research International Series - Service Class (MVRISC)

  Value Series - Initial Class (MVFIC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Emerging Markets Debt Portfolio - Class II (MSEMB)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  Global Real Estate Portfolio - Class II (VKVGR2)

  Mid Cap Growth Portfolio - Class II (MSVMG2)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I  (MSVMG)

  Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  NVIT International Index Fund Class I (NVIX)

  NVIT Bond Index Fund Class I (NVBX)

  NVIT Cardinal Managed Growth Class I (NCPG)

  NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

  NVIT Investor Destinations Managed Growth Class I (IDPG)*

  NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

  NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

  NVIT Cardinal Balanced Fund - Class I (NVCRB1)

  NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

  NVIT Cardinal Conservative Fund - Class I (NVCCN1)

  NVIT Cardinal Moderate Fund - Class I (NVCMD1)

  NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

  NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Plus Bond Fund - Class I (NVLCP1)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Mid Cap Index Fund - Class II (MCIF2)*

  NVIT Money Market Fund - Class I (SAM)

  NVIT Money Market Fund - Class V (SAM5)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class I (NVSTB1)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

  Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

  Loring Ward NVIT Moderate Fund - Class P (NVLMP)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)*

  TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)*

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class A (ALVGIA)

  VPS Growth and Income Portfolio - Class B (ALVGIB)*

  VPS International Value Portfolio - Class A (ALVIVA)

  VPS International Value Portfolio - Class B (ALVIVB)*

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Capital Appreciation Fund - Class I (ACVCA)

  VP Income & Growth Fund - Class I (ACVIG)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)*

(Continued)

NATIONWIDE VLI SEPERATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)*

  VP Ultra(R) Fund - Class I (ACVU1)

  VP Value Fund - Class I (ACVV)

  VP Value Fund - Class II (ACVV2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  MidCap Stock Portfolio - Initial Shares (DVMCS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)*

  Opportunistic Small Cap Portfolio: Initial Shares (DSC)

  International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

  Small Cap Index VIP - Class A (BISCI)*

  Variable Series II - DWS Small Mid Cap Value VIP - Class B  (SVSSVB)

  Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Primary Shares (FVCA2P)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Contrafund(R) Portfolio - Service Class (FCS)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

  VIP Freedom Income Fund Portfolio - Service Class (FFINS)

  VIP Growth & Income Portfolio - Service Class (FGIS)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)*

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class R (FHISR)

  VIP Index 500 Portfolio - Initial Class (FIP)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

  VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

  VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

  VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

  VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2  (FF25S2)*

  VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

  VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2  (FF40S2)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 1 (FTVRDI)

  Small Cap Value Securities Fund - Class 1 (FTVSVI)

  Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 1 (TIF)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Mid Cap Value- Institutional Shares (GVMCE)

  Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

  VIT Growth Opportunities Fund - Service Shares (GVGOPS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

  Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  Guardian Portfolio - I Class Shares (AMGP)

  International Portfolio - S Class Shares (AMINS)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I  (AMRI)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)*

  International Growth Fund/VA - Non-Service Shares (OVIG)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Administrative Class (PMVAAA)

  CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

  Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

  Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

  Low Duration Portfolio - Administrative Class (PMVLDA)

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

  Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

  VT Small Cap Value Fund: Class IB (PVTSCB)

  VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)*

  VI Growth and Income Fund - Series I Shares (ACGI)

  VI Growth and Income Fund - Series II Shares (VKLGI2)*

  VI American Value Fund: Series I Shares (MSVMV)*

  VI American Franchise Fund - Series I Shares (ACEG)

  VI Value Opportunities Fund - Series I Shares (AVBVI)

  VI High Yield Fund - Series I Shares (AVHY1)

  VI International Growth Fund - Series I Shares (AVIE)

  VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

  VI Small Cap Equity Fund - Series I Shares (AVSCE)*

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)

  Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Blue Chip Growth Portfolio - II (TRBCG2)*

  Equity Income Portfolio - II (TREI2)

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio (TRLT1)

  Limited-Term Bond Portfolio - II (TRLT2)*

  Mid-Cap Growth Portfolio - II (TRMCG2)

  New America Growth Portfolio (TRNAG1)

  Personal Strategy Balanced Portfolio (TRPSB1)

  Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

  Variable Insurance Fund - Balanced Portfolio (VVB)

  Variable Insurance Fund - Diversified Value Portfolio (VVDV)

  Variable Insurance Fund - International Portfolio (VVI)

  Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

  Variable Insurance Fund - REIT Index Portfolio (VVREI)

  Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

  Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

  Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

  Advantage VT Discovery Fund (SVDF)

  Advantage VT Opportunity Fund - Class 2 (SVOF)

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $12,292,497 and $ 13,396,183, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation Corporate Owned Flexible Premium Variable Universal Life and Future Executive Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $50,889,251 and $42,629,669, respectively, and total transfers from the Account to the fixed account were $72,081,458 and $80,557,562, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$4,739,479,698	$ -	$ -	$4,739,479,698

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$25,877	$162,980
VP Inflation Protection Fund - Class I (ACVIP1)	540,772	88,144
Asset Allocation Fund - Class 2 (AMVAA2)	1,136,935	1,909,010
Bond Fund - Class 2 (AMVBD2)	72,042,358	142,496
Global Small Capitalization Fund - Class 2 (AMVGS2)	983,722	957,915
Growth Fund - Class 2 (AMVGR2)	4,072,449	3,530,004
International Fund - Class 2 (AMVI2)	2,222,357	853,331
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	508,924	368
Large Cap Core V.I. Fund - Class II (MLVLC2)	849,894	664,673
Global Allocation V.I. Fund - Class II (MLVGA2)	2,591,406	1,112,667
VP S&P 500 Index Portfolio (CVSPIP)	633,490	158,104
Value Portfolio (DAVVL)	1,156,524	499,527
VIP Emerging Markets Series: Service Class (DWVEMS)	930,057	98,844
VIP Small Cap Value Series: Service Class (DWVSVS)	7,692,174	3,388,896
Stock Index Fund, Inc. - Initial Shares (DSIF)	74,625,751	42,977,192
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,336,865	1,058,925
Floating-Rate Income Fund (ETVFR)	47,920,307	4,874,656
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	14,256,810	1,858,105
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	29,492	34,474
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	1,209,994	929,909
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	409,421	1,269
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)	1,949,519	5,140,473
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,822,875	1,413,044
Balanced Portfolio: Service Shares (JABS)	6,401,460	2,675,424
Flexible Bond Portfolio: Service Shares (JAFBS)	5,535,321	1,095,057
Forty Portfolio: Service Shares (JACAS)	18,058,388	9,936,816
Global Technology Portfolio: Service Shares (JAGTS)	2,647,753	2,239,571
Overseas Portfolio: Service Shares (JAIGS)	5,974,134	8,319,294
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	1,308,416	1,196,097
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	9,770,236	4,419,813
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	224,551	718,774
Investors Growth Stock Series - Initial Class (MIGIC)	362,975	812,405
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	293,699	377,450
New Discovery Series - Service Class (MNDSC)	863,494	1,537,481
Research International Series - Service Class (MVRISC)	432,937	1,826,238
Value Series - Initial Class (MVFIC)	1,191,708	2,340,223
Value Series - Service Class (MVFSC)	6,864,759	9,998,023
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	13,638,047	9,485,516
Core Plus Fixed Income Portfolio - Class I (MSVFI)	402,690	529,051
Emerging Markets Debt Portfolio - Class I (MSEM)	3,916,304	2,547,917

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Global Real Estate Portfolio - Class II (VKVGR2)	$2,448,755	$1,045,498
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,732,466	3,347,321
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	447,814	721,266
U.S. Real Estate Portfolio - Class I (MSVRE)	3,362,314	4,436,453
NVIT International Index Fund Class I (NVIX)	13,709,382	1,085,653
NVIT Bond Index Fund Class I (NVBX)	58,713,953	129,716
NVIT Cardinal Managed Growth Class I (NCPG)	45,427	815
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	15	9
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,146,719	4,686,523
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,688,998	1,554,782
American Funds NVIT Bond Fund - Class II (GVABD2)	220,154	255,366
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,349,357	1,643,343
American Funds NVIT Growth Fund - Class II (GVAGR2)	652,313	1,821,967
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	218,276	332,322
Federated NVIT High Income Bond Fund - Class I (HIBF)	17,917,062	13,177,586
NVIT Emerging Markets Fund - Class I (GEM)	10,621,904	5,028,469
NVIT International Equity Fund - Class I (GIG)	10,445,757	7,035,539
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	10,101	21,200
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	3,088,066	1,777,244
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	501,487	1,155,404
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,768,428	1,040,072
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	11,487,617	3,511,233
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,388,894	2,036,302
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	3,500,517	2,448,500
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,825,075	620,119
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,544,523	1,248,913
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,763,296	1,016,181
NVIT Core Bond Fund - Class I (NVCBD1)	476,513	358,126
NVIT Core Plus Bond Fund - Class I (NVLCP1)	2,575,541	1,133,533
NVIT Nationwide Fund - Class I (TRF)	9,178,339	3,742,803
NVIT Government Bond Fund - Class I (GBF)	9,736,910	36,068,907
American Century NVIT Growth Fund - Class I (CAF)	378,269	1,704,377
NVIT International Index Fund - Class II (GVIX2)	4,652,560	11,243,598
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,737,867	6,824,335
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	567,521	386,415
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	445,619	87,251
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,015,033	2,748,528
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,324,483	8,430,814
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	11,887,662	7,614,628
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,934,178	2,168,644
NVIT Mid Cap Index Fund - Class I (MCIF)	12,835,983	10,192,020
NVIT Money Market Fund - Class I (SAM)	17,947,299	26,490,789
NVIT Money Market Fund - Class V (SAM5)	126,835,198	179,723,448
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	18,343,611	883,769
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	5,720,920	423,026
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,450,976	1,654,138
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,650,791	1,204,209
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	5,223,058	4,346,767
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	876,542	58,488
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	5,128,284	1,765,852
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,314,959	1,947,673
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,827,305	8,963,113
NVIT Multi-Manager Small Company Fund - Class I (SCF)	11,705,322	13,515,038
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,242,504	2,453,764
NVIT Short Term Bond Fund - Class I (NVSTB1)	2,893,643	13,206,689
NVIT Short Term Bond Fund - Class II (NVSTB2)	352,474	322,452
NVIT Large Cap Growth Fund - Class I (NVOLG1)	15,820,631	14,585,214
Templeton NVIT International Value Fund - Class III (NVTIV3)	161,249	144,607
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,238,305	1,491,028
NVIT Real Estate Fund - Class I (NVRE1)	13,116,408	3,759,850
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	33,625	9,031
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	2,245	33
NVIT Small Cap Index Fund Class II (NVSIX2)	259,669	76,311
NVIT S&P 500 Index Fund Class I (GVEX1)	1,463,481	431,309
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	2,771	6,111
VPS Growth and Income Portfolio - Class A (ALVGIA)	10,040,113	3,121,817
VPS International Value Portfolio - Class A (ALVIVA)	1,180,934	3,411,208
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	9,097,898	3,230,366
VP Capital Appreciation Fund - Class I (ACVCA)	1,696,786	239,906
VP Income & Growth Fund - Class I (ACVIG)	2,624,484	2,455,647
VP Inflation Protection Fund - Class II (ACVIP2)	2,716,946	3,740,501
VP International Fund - Class I (ACVI)	367,223	2,153,303
VP Mid Cap Value Fund - Class I (ACVMV1)	4,186,449	2,936,669
VP Ultra(R) Fund - Class I (ACVU1)	265,268	209,862
VP Value Fund - Class I (ACVV)	10,855,006	7,720,044
MidCap Stock Portfolio - Initial Shares (DVMCS)	1,734,706	236,326
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	26,742,322	13,486,207
Appreciation Portfolio - Initial Shares (DCAP)	3,350,447	12,090,954
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	144,061	462,052
International Value Portfolio - Initial Shares (DVIV)	1,268,070	6,584,980
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	316,954	1,376,831
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	15,248	19,723
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	239,175	76,611
Quality Bond Fund II - Primary Shares (FQB)	4,813,202	5,169,289
VIP Contrafund(R) Portfolio - Service Class (FCS)	8,082,234	20,370,246
VIP Energy Portfolio - Service Class 2 (FNRS2)	2,523,627	2,703,675
VIP Equity-Income Portfolio - Service Class (FEIS)	6,109,103	15,282,869

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	$147,678	$168,328
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	7,440,199	4,033,224
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,834,405	1,011,458
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	125,434	829,088
VIP Growth Opportunities Portfolio - Service Class (FGOS)	775,723	226,529
VIP Growth Portfolio - Service Class (FGS)	7,652,859	7,402,352
VIP High Income Portfolio - Service Class (FHIS)	1,653,437	2,098,525
VIP High Income Portfolio - Service Class R (FHISR)	580,193	512,431
VIP Index 500 Portfolio - Initial Class (FIP)	4,043,014	6,001,428
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	120,031,720	4,437,572
VIP Mid Cap Portfolio - Service Class (FMCS)	7,324,134	8,247,440
VIP Overseas Portfolio - Service Class (FOS)	941,038	1,975,824
VIP Overseas Portfolio - Service Class R (FOSR)	1,126,366	1,547,211
VIP Value Strategies Portfolio - Service Class (FVSS)	786,058	685,477
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	64,813	2,869
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	5,714,543	4,083,123
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	5,020,342	2,142,504
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	2,280,530	1,617,390
Franklin Income Securities Fund - Class 2 (FTVIS2)	3,236,042	2,936,541
Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,521,131	3,773,808
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,369,081	1,287,579
Small Cap Value Securities Fund - Class 2 (FTVSV2)	4,171,987	2,285,013
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	304,901	107,361
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	3,925,863	491,650
Templeton Foreign Securities Fund - Class 1 (TIF)	35,765	161,504
Templeton Foreign Securities Fund - Class 2 (TIF2)	15,422,574	3,072,120
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	13,436,921	41,735,291
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	303,354	231,281
Mid Cap Value- Institutional Shares (GVMCE)	16,500,093	11,237,473
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)	54,985	11,026
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	1,398,093	601,609
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	5,650,158	2,273,746
Baron Growth Opportunities Fund Service Class (BNCAI)	1,804,461	2,528,399
Short Duration Bond Portfolio - I Class Shares (AMTB)	862,415	631,068
Guardian Portfolio - I Class Shares (AMGP)	393,479	419,120
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,491,065	677,767
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	222,334	189,684
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	574,782	1,023,483
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	596,122	1,857,327
Socially Responsive Portfolio - I Class Shares (AMSRS)	68,333	791,052
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,061,602	5,506,993
Global Securities Fund/VA - Non-Service Shares (OVGS)	28,731,921	8,181,727
International Growth Fund/VA - Non-Service Shares (OVIG)	2,929,898	120,974
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,476,696	3,130,902
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,454,284	1,729,985
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	572,711	3,397,705
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	9,637,026	901,219
All Asset Portfolio - Administrative Class (PMVAAA)	7,652,612	5,356,132
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	109,480	62,482
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	532,260	2,185,720
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	741,183	409,652
Low Duration Portfolio - Administrative Class (PMVLDA)	20,664,464	19,024,200
Real Return Portfolio - Administrative Class (PMVRRA)	16,295,700	18,833,311
Total Return Portfolio - Administrative Class (PMVTRA)	33,724,701	295,425,549
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	790,349	1,313,696
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	1,645,580	2,056,403
VT Growth & Income Fund: Class IB (PVGIB)	344,183	341,874
VT International Equity Fund: Class IB (PVTIGB)	255,479	195,661
VT Small Cap Value Fund: Class IB (PVTSCB)	817,739	36,183
VT Voyager Fund: Class IB (PVTVB)	258,764	738,011
VI Growth and Income Fund - Series I Shares (ACGI)	2,593,360	1,517,768
VI American Franchise Fund - Series I Shares (ACEG)	121,444	285,614
VI Value Opportunities Fund - Series I Shares (AVBVI)	107,173	121,466
VI High Yield Fund - Series I Shares (AVHY1)	9,277,086	3,814,541
VI International Growth Fund - Series I Shares (AVIE)	14,397,900	10,342,019
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	409,596	1,221,860
Micro-Cap Portfolio - Investment Class (ROCMC)	3,100,119	15,618,169
Variable Fund - Multi-Hedge Strategies (RVARS)	903,075	318,976
Equity Income Portfolio - II (TREI2)	12,181,452	13,526,708
Health Sciences Portfolio - II (TRHS2)	11,386,916	5,539,909
Limited-Term Bond Portfolio (TRLT1)	7,367,482	4,732,161
Mid-Cap Growth Portfolio - II (TRMCG2)	10,140,150	6,252,174
New America Growth Portfolio (TRNAG1)	16,319,237	13,819,156
Personal Strategy Balanced Portfolio (TRPSB1)	3,686,439	3,263,219
Blue Chip Growth Portfolio (TRBCGP)	21,917,684	3,921,961
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	3,067,406	1,966,118
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	11,271,012	15,541,223
Variable Insurance Fund - Balanced Portfolio (VVB)	1,608,367	760,505
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	1,585,273	2,298,085
Variable Insurance Fund - International Portfolio (VVI)	208,916	965,407
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	1,386,042	2,230,513
Variable Insurance Fund - REIT Index Portfolio (VVREI)	2,782,526	1,632,707
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	1,331,630	967,677
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	958,035	837,226
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	8,826,243	1,331,411
Variable Insurance Portfolios - Asset Strategy (WRASP)	5,181,432	3,347,421
Variable Insurance Portfolios - Growth (WRGP)	1,978,306	1,691,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Variable Insurance Portfolios - High Income (WRHIP)	$42,118,765	$18,518,943
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	3,753,823	857,116
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	4,945,945	2,294,768
Variable Insurance Portfolios - Science and Technology (WRSTP)	9,112,441	7,442,739
Advantage VT Discovery Fund (SVDF)	4,425,494	2,214,391
Advantage VT Opportunity Fund - Class 2 (SVOF)	2,357,053	4,090,676
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	1,516,964	1,584,057
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	362,428	20,418,238
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	218,481	3,963,322
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	354,730	7,691,007
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	196,641	11,390,980
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)	62,600	323,407
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	675,120	11,498,963
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	430,557	8,929,074
NVIT International Equity Fund - Class III (obsolete) (GIG3)	145,521	4,420,472
NVIT International Index Fund - Class VI (obsolete) (GVIX6)	788,811	2,508,694
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	249,228	17,645,615
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	167,627	5,592,075
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)	229,445	1,701,424

Total	$1,484,950,551	$1,415,580,202

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.00%	3,808	$12.028742	$45,805	0.26%	4.45%
2013	0.00%	15,430	11.516261	177,696	0.77%	12.31%
2012	0.00%	7	10.254428	72	0.15%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.00%	4,705	9.934368	46,741	1.51%	3.58%
2014	0.20%	10,211	9.484521	96,846	1.51%	3.37%
2014	0.25%	74,535	9.474252	706,163	1.51%	3.32%
2013	0.20%	227	9.175171	2,083	1.16%	-8.40%
2013	0.25%	43,726	9.169830	400,960	1.16%	-8.44%
Asset Allocation Fund - Class 2 (AMVAA2)
2014	0.00%	55,339	14.600092	807,954	1.29%	5.40%
2014	0.20%	29,493	14.389619	424,393	1.29%	5.19%
2014	0.25%	134,668	14.337468	1,930,798	1.29%	5.13%
2013	0.00%	36,402	13.852640	504,264	1.50%	23.69%
2013	0.20%	32,471	13.680273	444,212	1.50%	23.44%
2013	0.25%	224,248	13.637510	3,058,184	1.50%	23.38%
2012	0.00%	31,141	11.199540	348,765	2.21%	16.19%
2012	0.20%	35,875	11.082315	397,578	2.21%	15.96%
2012	0.25%	183,194	11.053188	2,024,878	2.21%	15.90%
2011	0.00%	28,278	9.638937	272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
2010	0.00%	42,950	9.515611	408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
Bond Fund - Class 2 (AMVBD2)
2014	0.00%	3,193	12.577937	40,161	6.95%	5.28%
2014	0.10%	5,682,378	12.486989	70,955,792	6.95%	5.17%
2014	0.20%	874	12.396639	10,835	6.95%	5.07%
2014	0.25%	357	12.351744	4,410	6.95%	5.02%
2013	0.00%	3,878	11.947372	46,332	1.11%	-2.16%
2013	0.20%	2,045	11.798735	24,128	1.11%	-2.35%
2013	0.25%	303	11.761875	3,564	1.11%	-2.40%
2012	0.00%	16,295	12.210902	198,977	1.94%	5.37%
2012	0.20%	1,631	12.083145	19,708	1.94%	5.16%
2012	0.25%	1,138	12.051410	13,715	1.94%	5.11%
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2014	0.00%	12,416	$12.478765	$154,936	0.12%	2.12%
2014	0.20%	97,984	12.306283	1,205,819	0.12%	1.92%
2014	0.25%	93,809	12.263569	1,150,433	0.12%	1.87%
2013	0.00%	7,266	12.219338	88,786	0.98%	28.28%
2013	0.20%	108,515	12.074571	1,310,272	0.98%	28.02%
2013	0.25%	86,391	12.038671	1,040,033	0.98%	27.96%
2012	0.00%	18,949	9.525679	180,502	1.28%	18.18%
2012	0.20%	87,959	9.431647	829,598	1.28%	17.94%
2012	0.25%	69,398	9.408304	652,917	1.28%	17.88%
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
Growth Fund - Class 2 (AMVGR2)
2014	0.00%	1,594	14.851108	23,673	0.80%	8.51%
2014	0.20%	761,924	14.644767	11,158,199	0.80%	8.29%
2014	0.25%	934,897	14.593599	13,643,512	0.80%	8.24%
2013	0.00%	778	13.686517	10,648	0.96%	30.10%
2013	0.20%	823,588	13.523376	11,137,690	0.96%	29.84%
2013	0.25%	928,036	13.482872	12,512,591	0.96%	29.78%
2012	0.20%	875,328	10.415272	9,116,779	0.83%	17.65%
2012	0.25%	848,137	10.389269	8,811,523	0.83%	17.60%
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
International Fund - Class 2 (AMVI2)
2014	0.00%	12,421	10.962883	136,170	1.59%	-2.65%
2014	0.20%	39,874	10.882753	433,939	1.59%	-2.85%
2014	0.25%	378,202	10.862833	4,108,345	1.59%	-2.90%
2013	0.00%	8,219	11.261623	92,559	1.63%	21.63%
2013	0.20%	40,692	11.201722	455,820	1.63%	21.39%
2013	0.25%	263,800	11.186800	2,951,078	1.63%	21.33%
2012	0.00%	7,229	9.258582	66,930	2.11%	17.91%
2012	0.20%	23,263	9.227767	214,666	2.11%	17.67%
2012	0.25%	179,592	9.220070	1,655,851	2.11%	17.61%
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
2014	0.25%	51,392	9.720295	499,545	1.36%	-2.80%	8/29/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2014	0.00%	10,769	$20.175665	$217,272	0.79%	12.19%
2014	0.10%	45,593	19.981620	911,022	0.79%	12.08%
2014	0.20%	7,577	19.789357	149,944	0.79%	11.97%
2014	0.25%	81,631	19.694031	1,607,643	0.79%	11.91%
2013	0.00%	8,585	17.983312	154,387	0.97%	33.32%
2013	0.10%	42,555	17.828165	758,678	0.97%	33.19%
2013	0.20%	10,338	17.674292	182,717	0.97%	33.05%
2013	0.25%	93,225	17.597950	1,640,569	0.97%	32.99%
2012	0.00%	4,756	13.488801	64,153	1.38%	12.59%
2012	0.10%	35,076	13.385802	469,520	1.38%	12.47%
2012	0.20%	11,657	13.283534	154,846	1.38%	12.36%
2012	0.25%	131,505	13.232769	1,740,175	1.38%	12.30%
2011	0.00%	7,595	11.980842	90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.00%	665,128	16.596941	11,039,090	2.12%	1.97%
2013	0.00%	640,899	16.276845	10,431,814	1.07%	14.55%
2012	0.00%	680,130	14.209224	9,664,120	1.57%	10.14%
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
VP S&P 500 Index Portfolio (CVSPIP)
2014	0.10%	40,910	11.046998	451,933	3.55%	10.47%	4/30/2014
Value Portfolio (DAVVL)
2014	0.00%	119,812	13.269646	1,589,863	0.94%	6.06%
2014	0.20%	3,305	13.078326	43,224	0.94%	5.85%
2014	0.25%	96,351	13.030858	1,255,536	0.94%	5.79%
2013	0.00%	135,251	12.511572	1,692,203	0.81%	33.43%
2013	0.20%	2,401	12.355876	29,666	0.81%	33.16%
2013	0.25%	76,554	12.317182	942,930	0.81%	33.09%
2012	0.00%	153,730	9.377109	1,441,543	1.78%	13.08%
2012	0.20%	5,953	9.278932	55,237	1.78%	12.85%
2012	0.25%	138,899	9.254504	1,285,441	1.78%	12.80%
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
VIP Emerging Markets Series: Service Class (DWVEMS)
2014	0.00%	131	10.464258	1,371	0.38%	-8.26%
2014	0.20%	21,740	10.408589	226,283	0.38%	-8.45%
2014	0.25%	88,634	10.394723	921,326	0.38%	-8.49%
2013	0.00%	131	11.406806	1,494	0.19%	9.86%
2013	0.20%	71	11.368864	807	0.19%	9.64%
2013	0.25%	36,847	11.359401	418,560	0.19%	9.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.00%	29,347	$14.400158	$422,601	0.29%	5.62%
2014	0.20%	233,632	14.294974	3,339,763	0.29%	5.41%
2014	0.25%	772,626	14.268792	11,024,440	0.29%	5.35%
2013	0.00%	17,024	13.634102	232,107	0.55%	33.17%
2013	0.20%	233,538	13.561620	3,167,154	0.55%	32.90%
2013	0.25%	553,542	13.543555	7,496,927	0.55%	32.84%
2012	0.00%	980	10.238165	10,033	0.21%	13.63%
2012	0.20%	125,975	10.204105	1,285,462	0.21%	13.41%
2012	0.25%	264,717	10.195601	2,698,949	0.21%	13.35%
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.00%	5,681,066	27.837249	158,145,249	1.78%	13.42%
2014	0.10%	408,608	20.268047	8,281,686	1.78%	13.31%
2014	0.20%	3,213,541	19.388148	62,304,609	1.78%	13.20%
2014	0.25%	10,400,035	19.252062	200,222,119	1.78%	13.14%
2013	0.00%	5,821,538	24.542634	142,875,876	1.87%	32.03%
2013	0.10%	441,577	17.887136	7,898,548	1.87%	31.90%
2013	0.20%	2,738,712	17.127707	46,907,857	1.87%	31.76%
2013	0.25%	9,493,931	17.015995	161,548,682	1.87%	31.70%
2012	0.00%	5,953,531	18.589099	110,670,777	2.05%	15.74%
2012	0.10%	503,752	13.561635	6,831,701	2.05%	15.62%
2012	0.20%	2,648,356	12.998834	34,425,540	2.05%	15.51%
2012	0.25%	9,566,276	12.920511	123,601,174	2.05%	15.45%
2011	0.00%	6,328,796	16.061424	101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.00%	522,401	23.315565	12,180,074	1.04%	13.45%
2014	0.10%	39,951	16.732429	668,477	1.04%	13.34%
2014	0.25%	17,238	15.051972	259,466	1.04%	13.17%
2013	0.00%	563,186	20.550928	11,573,995	1.23%	34.34%
2013	0.10%	28,589	14.763155	422,064	1.23%	34.21%
2013	0.25%	17,450	13.300400	232,092	1.23%	34.01%
2012	0.00%	605,032	15.297331	9,255,375	0.80%	11.97%
2012	0.10%	33,771	11.000110	371,485	0.80%	11.86%
2012	0.25%	18,663	9.925081	185,232	0.80%	11.69%
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
2010	0.00%	715,374	13.539393	9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Floating-Rate Income Fund (ETVFR)
2014	0.00%	19,829	$11.179398	$221,676	3.22%	0.57%
2014	0.10%	4,469,010	11.138472	49,777,943	3.22%	0.47%
2014	0.20%	482,917	11.097666	5,359,252	3.22%	0.37%
2014	0.25%	1,050,845	11.077288	11,640,513	3.22%	0.32%
2013	0.00%	5,910	11.115787	65,694	3.51%	3.85%
2013	0.10%	1,958,713	11.086177	21,714,639	3.51%	3.75%
2013	0.20%	71,713	11.056627	792,904	3.51%	3.64%
2013	0.25%	266,198	11.041865	2,939,322	3.51%	3.59%
2012	0.10%	1,433,810	10.685961	15,321,638	3.38%	7.22%
2012	0.20%	3,643	10.668159	38,864	3.38%	7.11%
2012	0.25%	634	10.659243	6,758	3.38%	7.06%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.00%	89,731	11.237397	1,008,343	4.04%	2.12%
2014	0.20%	331,848	10.087875	3,347,641	4.04%	0.88%	5/1/2014
2014	0.25%	756,586	10.084509	7,629,798	4.04%	0.85%	5/1/2014
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.00%	3,054	12.173521	37,178	0.03%	3.95%
2013	0.00%	3,565	11.711464	41,751	0.10%	13.57%
2012	0.00%	92	10.312479	949	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.00%	215,582	14.547427	3,136,163	0.00%	8.04%
2014	0.10%	13,861	14.508528	201,103	0.00%	7.93%
2014	0.20%	14,778	14.469727	213,834	0.00%	7.82%
2014	0.25%	97,042	14.450385	1,402,294	0.00%	7.77%
2013	0.00%	209,470	13.465170	2,820,549	0.41%	37.01%
2013	0.10%	13,140	13.442608	176,636	0.41%	36.88%
2013	0.20%	15,404	13.420087	206,723	0.41%	36.74%
2013	0.25%	83,038	13.408843	1,113,444	0.41%	36.67%
2012	0.00%	230,709	9.827596	2,267,315	0.00%	-1.72%	4/27/2012
2012	0.10%	17,866	9.820935	175,461	0.00%	-1.79%	4/27/2012
2012	0.20%	22,241	9.814282	218,279	0.00%	-1.86%	4/27/2012
2012	0.25%	70,975	9.810958	696,333	0.00%	-1.89%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.00%	38,475	10.314426	396,848	0.00%	3.14%	5/1/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.00%	25,195	$29.375193	$740,108	0.71%	15.11%
2014	0.20%	174,813	28.755521	5,026,839	0.71%	14.88%
2014	0.25%	172,466	28.602620	4,932,979	0.71%	14.82%
2013	0.00%	16,249	25.519927	414,673	0.96%	32.30%
2013	0.20%	120,203	25.031580	3,008,871	0.96%	32.04%
2013	0.25%	122,145	24.910934	3,042,746	0.96%	31.97%
2012	0.00%	529	19.289344	10,204	0.28%	20.38%
2012	0.20%	88,720	18.958083	1,681,961	0.28%	20.14%
2012	0.25%	10,268	18.876134	193,820	0.28%	20.08%
2011	0.20%	7,723	15.780575	121,873	1.29%	1.96%
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
Balanced Portfolio: Service Shares (JABS)
2014	0.00%	194,012	27.548473	5,344,734	1.54%	8.24%
2014	0.10%	78,645	27.211116	2,140,018	1.54%	8.13%
2014	0.20%	119,158	26.877891	3,202,716	1.54%	8.02%
2014	0.25%	541,936	26.712747	14,476,599	1.54%	7.97%
2013	0.00%	196,236	25.451703	4,994,540	2.01%	19.80%
2013	0.10%	69,906	25.165169	1,759,196	2.01%	19.68%
2013	0.20%	92,864	24.881872	2,310,630	2.01%	19.56%
2013	0.25%	462,719	24.741356	11,448,296	2.01%	19.50%
2012	0.00%	207,553	21.244764	4,409,415	2.66%	13.37%
2012	0.10%	70,662	21.026597	1,485,781	2.66%	13.26%
2012	0.20%	102,630	20.810679	2,135,800	2.66%	13.15%
2012	0.25%	322,380	20.703503	6,674,395	2.66%	13.09%
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
2010	0.00%	199,120	18.488077	3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
Flexible Bond Portfolio: Service Shares (JAFBS)
2014	0.20%	91,596	10.093738	924,546	1.29%	0.94%	9/26/2014
2014	0.25%	344,331	10.092410	3,475,130	1.29%	0.92%	9/26/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Forty Portfolio: Service Shares (JACAS)
2014	0.00%	1,612,674	$18.253711	$29,437,285	0.03%	8.47%
2014	0.10%	119,102	17.983216	2,141,837	0.03%	8.36%
2014	0.20%	343,954	17.716740	6,093,744	0.03%	8.25%
2014	0.25%	397,378	17.584980	6,987,884	0.03%	8.20%
2013	0.00%	1,750,090	16.828717	29,451,769	0.59%	30.89%
2013	0.10%	124,679	16.595922	2,069,163	0.59%	30.75%
2013	0.20%	256,265	16.366354	4,194,124	0.59%	30.62%
2013	0.25%	675,697	16.252771	10,981,949	0.59%	30.56%
2012	0.00%	1,995,286	12.857586	25,654,561	0.55%	23.86%
2012	0.10%	187,681	12.692401	2,382,123	0.55%	23.73%
2012	0.20%	326,106	12.529347	4,085,895	0.55%	23.61%
2012	0.25%	793,544	12.448610	9,878,520	0.55%	23.55%
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.00%	1,294,419	9.259589	11,985,788	0.00%	9.35%
2014	0.10%	229,529	9.122304	2,093,833	0.00%	9.24%
2014	0.20%	19,878	8.987053	178,645	0.00%	9.13%
2014	0.25%	122,394	8.920175	1,091,776	0.00%	9.07%
2013	0.00%	1,316,465	8.468059	11,147,903	0.00%	35.39%
2013	0.10%	185,093	8.350859	1,545,686	0.00%	35.25%
2013	0.20%	8,704	8.235270	71,680	0.00%	35.12%
2013	0.25%	213,751	8.178071	1,748,071	0.00%	35.05%
2012	0.00%	1,417,703	6.254578	8,867,134	0.00%	19.15%
2012	0.10%	243,213	6.174184	1,501,642	0.00%	19.03%
2012	0.20%	16,163	6.094806	98,510	0.00%	18.91%
2012	0.25%	236,100	6.055509	1,429,706	0.00%	18.85%
2011	0.00%	1,121,336	5.249382	5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
2010	0.00%	1,414,446	5.746904	8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.00%	1,382,995	$15.302065	$21,162,679	5.77%	-12.10%
2014	0.10%	127,397	15.075321	1,920,551	5.77%	-12.19%
2014	0.20%	183,537	14.851839	2,725,862	5.77%	-12.28%
2014	0.25%	233,855	14.741369	3,447,343	5.77%	-12.32%
2013	0.00%	1,583,590	17.408554	27,568,012	3.05%	14.28%
2013	0.10%	113,480	17.167781	1,948,200	3.05%	14.17%
2013	0.20%	193,673	16.930223	3,278,927	3.05%	14.05%
2013	0.25%	441,123	16.812707	7,416,472	3.05%	14.00%
2012	0.00%	1,861,649	15.233105	28,358,695	0.69%	13.18%
2012	0.10%	185,123	15.037449	2,783,778	0.69%	13.07%
2012	0.20%	244,857	14.844207	3,634,708	0.69%	12.95%
2012	0.25%	544,333	14.748538	8,028,116	0.69%	12.90%
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2014	0.00%	7,217	15.390421	111,073	3.38%	8.44%
2014	0.20%	84,451	15.247583	1,287,674	3.38%	8.22%
2014	0.25%	36,396	15.212055	553,658	3.38%	8.17%
2013	0.00%	3,557	14.192688	50,483	1.00%	25.81%
2013	0.20%	57,650	14.089115	812,237	1.00%	25.56%
2013	0.25%	74,382	14.063317	1,046,058	1.00%	25.49%
2012	0.00%	7,263	11.281179	81,935	0.89%	10.79%
2012	0.20%	61,149	11.221257	686,169	0.89%	10.57%
2012	0.25%	121,309	11.206313	1,359,427	0.89%	10.51%
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.00%	88,176	10.748588	947,767	1.81%	-4.64%
2014	0.20%	1,180,396	10.648799	12,569,800	1.81%	-4.83%
2014	0.25%	1,263,096	10.623987	13,419,115	1.81%	-4.87%
2013	0.00%	87,427	11.271168	985,404	1.47%	-1.24%
2013	0.20%	1,067,931	11.188897	11,948,970	1.47%	-1.44%
2013	0.25%	974,887	11.168411	10,887,939	1.47%	-1.49%
2012	0.00%	100,164	11.413075	1,143,179	1.71%	22.05%
2012	0.20%	1,098,975	11.352455	12,476,064	1.71%	21.81%
2012	0.25%	782,058	11.337345	8,866,461	1.71%	21.75%
2011	0.00%	37,548	9.351075	351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
2010	0.00%	18,770	11.403634	214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2014	0.00%	566	$19.613313	$11,101	0.34%	11.53%
2014	0.10%	15,880	19.424648	308,463	0.34%	11.42%
2014	0.20%	857	19.237814	16,487	0.34%	11.30%
2014	0.25%	39,971	19.145041	765,246	0.34%	11.25%
2013	0.00%	1,022	17.586030	17,973	0.44%	30.32%
2013	0.10%	26,280	17.434295	458,173	0.44%	30.19%
2013	0.20%	1,051	17.283875	18,165	0.44%	30.06%
2013	0.25%	55,867	17.209128	961,422	0.44%	29.99%
2012	0.00%	984	13.494607	13,279	0.77%	14.54%
2012	0.10%	28,689	13.391551	384,190	0.77%	14.43%
2012	0.20%	2,376	13.289281	31,575	0.77%	14.32%
2012	0.25%	51,148	13.238427	677,119	0.77%	14.26%
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.00%	129,370	26.831723	3,471,220	0.52%	11.45%
2013	0.00%	156,129	24.074646	3,758,750	0.64%	30.29%
2012	0.00%	172,283	18.477561	3,183,370	0.46%	16.97%
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2014	0.00%	39,384	13.565726	534,273	0.00%	-7.26%
2013	0.00%	54,531	14.627285	797,640	0.00%	41.52%
2012	0.00%	7,796	10.335916	80,579	0.00%	3.36%	5/1/2012
New Discovery Series - Service Class (MNDSC)
2014	0.00%	1,886	13.478411	25,420	0.00%	-7.49%
2014	0.20%	37,903	13.406739	508,156	0.00%	-7.68%
2014	0.25%	41,953	13.388879	561,704	0.00%	-7.72%
2013	0.00%	1,759	14.570258	25,629	0.00%	41.22%
2013	0.20%	26,567	14.521824	385,801	0.00%	40.94%
2013	0.25%	120,227	14.509734	1,744,462	0.00%	40.86%
2012	0.25%	65,112	10.300457	670,683	0.00%	3.00%	5/1/2012
Research International Series - Service Class (MVRISC)
2014	0.00%	11,140	10.014243	111,559	1.20%	-7.09%
2014	0.20%	3,823	9.861777	37,702	1.20%	-7.28%
2014	0.25%	273,139	9.824029	2,683,325	1.20%	-7.32%
2013	0.00%	10,760	10.778566	115,977	1.76%	18.66%
2013	0.20%	62,038	10.635735	659,820	1.76%	18.43%
2013	0.25%	350,531	10.600321	3,715,741	1.76%	18.37%
2012	0.00%	11,403	9.083269	103,577	2.64%	16.41%
2012	0.20%	53,472	8.980840	480,223	2.64%	16.18%
2012	0.25%	338,782	8.955409	3,033,931	2.64%	16.12%
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Initial Class (MVFIC)
2014	0.00%	314,764	$31.820252	$10,015,870	1.51%	10.51%
2013	0.00%	368,819	28.794051	10,619,793	1.21%	35.89%
2012	0.00%	394,370	21.189802	8,356,622	1.70%	16.26%
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
Value Series - Service Class (MVFSC)
2014	0.00%	198,866	15.520016	3,086,404	1.33%	10.20%
2014	0.20%	343,960	15.296190	5,261,278	1.33%	9.98%
2014	0.25%	1,274,981	15.240803	19,431,734	1.33%	9.93%
2013	0.00%	255,396	14.083227	3,596,800	1.02%	35.59%
2013	0.20%	323,268	13.907900	4,495,979	1.02%	35.32%
2013	0.25%	1,530,260	13.864468	21,216,241	1.02%	35.26%
2012	0.00%	195,561	10.386254	2,031,146	1.48%	15.88%
2012	0.20%	284,062	10.277471	2,919,439	1.48%	15.65%
2012	0.25%	1,605,332	10.250498	16,455,452	1.48%	15.59%
2011	0.00%	125,373	8.962764	1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.00%	104,105	21.074086	2,193,918	1.84%	1.13%
2014	0.20%	1,336,808	20.836672	27,854,630	1.84%	0.93%
2014	0.25%	1,471,627	20.777757	30,577,108	1.84%	0.88%
2013	0.00%	93,438	20.838059	1,947,067	1.39%	27.63%
2013	0.20%	1,240,116	20.644557	25,601,645	1.39%	27.38%
2013	0.25%	1,426,615	20.596474	29,383,239	1.39%	27.31%
2012	0.00%	63,448	16.326534	1,035,886	1.59%	15.93%
2012	0.20%	1,224,573	16.207264	19,846,978	1.59%	15.70%
2012	0.25%	1,240,764	16.177603	20,072,587	1.59%	15.64%
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.00%	107,604	15.966198	1,718,027	2.84%	7.85%
2013	0.00%	119,123	14.803414	1,763,427	3.52%	-0.32%
2012	0.00%	159,977	14.850467	2,375,733	4.54%	9.44%
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%
2010	0.00%	190,070	12.844145	2,441,287	6.09%	7.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.00%	116,584	$33.345098	$3,887,505	5.48%	2.93%
2014	0.10%	679,332	42.877705	29,128,197	5.48%	2.82%
2014	0.20%	99,108	32.451024	3,216,156	5.48%	2.72%
2014	0.25%	60,118	32.223332	1,937,202	5.48%	2.67%
2013	0.00%	136,780	32.396627	4,431,211	4.05%	-8.75%
2013	0.10%	683,536	41.699776	28,503,298	4.05%	-8.84%
2013	0.20%	99,023	31.591112	3,128,247	4.05%	-8.93%
2013	0.25%	65,940	31.385145	2,069,536	4.05%	-8.98%
2012	0.00%	160,559	35.502855	5,700,303	2.86%	17.96%
2012	0.10%	635,996	45.743742	29,092,837	2.86%	17.84%
2012	0.20%	113,419	34.689455	3,934,443	2.86%	17.72%
2012	0.25%	67,120	34.480526	2,314,333	2.86%	17.67%
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.00%	23,630	11.565859	273,301	0.69%	13.85%
2014	0.20%	66,035	11.399066	752,737	0.69%	13.62%
2014	0.25%	332,031	11.357738	3,771,121	0.69%	13.57%
2013	0.00%	20,978	10.158786	213,111	3.58%	2.63%
2013	0.20%	28,295	10.032314	283,864	3.58%	2.43%
2013	0.25%	241,618	10.000939	2,416,407	3.58%	2.38%
2012	0.00%	24,795	9.898065	245,423	0.54%	29.94%
2012	0.20%	36,580	9.794401	358,279	0.54%	29.68%
2012	0.25%	180,879	9.768654	1,766,944	0.54%	29.62%
2011	0.00%	26,783	7.617163	204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2014	0.00%	24,449	$18.053453	$441,389	0.00%	1.97%
2014	0.10%	56,373	17.790475	1,002,902	0.00%	1.87%
2014	0.20%	181,537	17.531393	3,182,596	0.00%	1.76%
2014	0.25%	496,484	17.403302	8,640,461	0.00%	1.71%
2013	0.00%	26,706	17.705006	472,830	0.37%	37.49%
2013	0.10%	40,468	17.464563	706,756	0.37%	37.35%
2013	0.20%	174,382	17.227448	3,004,157	0.37%	37.21%
2013	0.25%	543,483	17.110132	9,299,066	0.37%	37.14%
2012	0.00%	23,806	12.877689	306,566	0.00%	8.69%
2012	0.10%	48,845	12.715499	621,089	0.00%	8.58%
2012	0.20%	192,237	12.555398	2,413,612	0.00%	8.47%
2012	0.25%	635,504	12.476126	7,928,628	0.00%	8.42%
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2014	0.00%	6,103	18.187389	110,998	0.00%	6.36%
2014	0.20%	5,814	17.925168	104,217	0.00%	6.15%
2014	0.25%	59,657	17.860156	1,065,483	0.00%	6.09%
2013	0.00%	3,341	17.099754	57,130	0.53%	48.07%
2013	0.20%	6,972	16.886950	117,736	0.53%	47.78%
2013	0.25%	82,697	16.834126	1,392,132	0.53%	47.70%
2012	0.00%	1,068	11.548298	12,334	0.00%	14.38%
2012	0.20%	8,437	11.427394	96,413	0.00%	14.15%
2012	0.25%	125,623	11.397332	1,431,767	0.00%	14.09%
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
2010	0.00%	2,539	10.387395	26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.10%	59,709	58.907321	3,517,297	1.39%	29.59%
2014	0.20%	32,267	47.496982	1,532,585	1.39%	29.46%
2014	0.25%	325,980	47.163617	15,374,396	1.39%	29.40%
2013	0.10%	49,656	45.456233	2,257,175	1.13%	1.95%
2013	0.20%	32,599	36.687985	1,195,992	1.13%	1.85%
2013	0.25%	371,524	36.448690	13,541,563	1.13%	1.80%
2012	0.10%	83,283	44.585930	3,713,250	0.84%	15.72%
2012	0.20%	167,696	36.021570	6,040,673	0.84%	15.60%
2012	0.25%	409,531	35.804517	14,663,060	0.84%	15.55%
2011	0.10%	101,526	38.529319	3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund Class I (NVIX)
2014	0.00%	319,484	$9.198938	$2,938,914	2.49%	-8.01%	5/1/2014
2014	0.20%	187,603	9.186635	1,723,440	2.49%	-8.13%	5/1/2014
2014	0.25%	738,092	9.183562	6,778,314	2.49%	-8.16%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2014	0.00%	443,358	10.277970	4,556,820	3.92%	2.78%	5/1/2014
2014	0.20%	5,155,962	10.264234	52,922,000	3.92%	2.64%	5/1/2014
2014	0.25%	46,311	10.260803	475,188	3.92%	2.61%	5/1/2014
NVIT Cardinal Managed Growth Class I (NCPG)
2014	0.00%	4,296	10.083558	43,319	3.21%	0.84%	5/1/2014
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2014	0.00%	1	10.196266	10	2.52%	1.96%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.00%	1,667,165	24.546677	40,923,361	2.00%	13.12%
2013	0.00%	1,832,139	21.699995	39,757,407	1.86%	31.90%
2012	0.00%	1,980,422	16.452105	32,582,111	0.98%	14.66%
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.00%	490,736	16.444935	8,070,122	0.95%	4.99%
2013	0.00%	487,528	15.663250	7,636,273	1.31%	23.28%
2012	0.00%	477,179	12.704984	6,062,552	1.36%	15.72%
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.00%	117,093	13.196903	1,545,265	1.22%	4.98%
2013	0.00%	122,305	12.571090	1,537,507	1.67%	-2.57%
2012	0.00%	158,000	12.903197	2,038,705	2.20%	4.97%
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.00%	375,662	17.393687	6,534,147	0.70%	1.84%
2013	0.00%	394,540	17.080144	6,738,800	0.39%	28.64%
2012	0.00%	374,929	13.277399	4,978,082	0.87%	22.09%
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.00%	582,797	16.633406	9,693,899	0.44%	8.07%
2013	0.00%	660,438	15.391784	10,165,319	0.32%	29.61%
2012	0.00%	656,818	11.875465	7,800,019	0.21%	17.40%
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
2010	0.00%	773,203	10.612804	8,205,852	0.17%	18.19%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.00%	223,749	14.905501	3,335,091	0.79%	10.23%
2013	0.00%	235,408	13.522509	3,183,307	0.98%	32.97%
2012	0.00%	247,986	10.169772	2,521,961	1.05%	17.06%
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	494,739	$26.309492	$13,016,332	5.48%	2.55%
2014	0.10%	53,100	23.627747	1,254,633	5.48%	2.45%
2014	0.20%	43,817	26.312407	1,152,931	5.48%	2.35%
2014	0.25%	224,498	26.127774	5,865,633	5.48%	2.29%
2013	0.00%	128,661	25.655193	3,300,823	6.14%	7.07%
2013	0.10%	36,676	23.063197	845,866	6.14%	6.97%
2013	0.20%	47,088	25.709396	1,210,604	6.14%	6.86%
2013	0.25%	467,044	25.541772	11,929,131	6.14%	6.80%
2012	0.00%	164,273	23.960670	3,936,091	8.24%	14.56%
2012	0.10%	100,719	21.561437	2,171,646	8.24%	14.44%
2012	0.20%	51,215	24.059374	1,232,201	8.24%	14.33%
2012	0.25%	574,902	23.914452	13,748,466	8.24%	14.27%
2011	0.00%	192,805	20.916000	4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.00%	358,435	25.608009	9,178,807	1.22%	-5.51%
2014	0.10%	56,025	25.245709	1,414,391	1.22%	-5.60%
2014	0.20%	5,527	24.888440	137,558	1.22%	-5.69%
2014	0.25%	137,441	24.711758	3,396,409	1.22%	-5.74%
2013	0.00%	63,515	27.100074	1,721,261	1.10%	0.75%
2013	0.10%	59,951	26.743408	1,603,294	1.10%	0.65%
2013	0.20%	36,400	26.391340	960,645	1.10%	0.54%
2013	0.25%	188,020	26.217108	4,929,341	1.10%	0.49%
2012	0.00%	72,637	26.899413	1,953,893	0.50%	17.22%
2012	0.10%	100,722	26.571947	2,676,380	0.50%	17.10%
2012	0.20%	47,858	26.248380	1,256,195	0.50%	16.98%
2012	0.25%	221,809	26.088139	5,786,584	0.50%	16.92%
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
2010	0.00%	108,618	29.562687	3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2014	0.00%	602,146	$16.566460	$9,975,428	3.56%	-0.45%
2014	0.10%	90,986	16.332055	1,485,988	3.56%	-0.55%
2014	0.20%	60,911	16.101032	980,730	3.56%	-0.65%
2014	0.25%	206,679	15.986719	3,304,119	3.56%	-0.70%
2013	0.00%	364,085	16.641029	6,058,666	0.54%	17.83%
2013	0.10%	87,333	16.421986	1,434,181	0.54%	17.71%
2013	0.20%	38,703	16.205894	627,217	0.54%	17.60%
2013	0.25%	306,552	16.098886	4,935,146	0.54%	17.54%
2012	0.00%	399,009	14.122631	5,635,057	0.87%	15.61%
2012	0.10%	105,286	13.950678	1,468,811	0.87%	15.49%
2012	0.20%	23,573	13.780870	324,856	0.87%	15.38%
2012	0.25%	230,188	13.696713	3,152,819	0.87%	15.32%
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
2010	0.00%	263,475	13.537857	3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.00%	25,389	9.752483	247,606	3.79%	-0.72%
2013	0.00%	27,530	9.823149	270,431	0.53%	17.56%
2012	0.00%	29,454	8.355696	246,109	0.52%	15.23%
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.00%	1,156,523	14.520984	16,793,852	0.89%	6.60%
2013	0.00%	1,264,376	13.621982	17,223,307	1.05%	43.82%
2012	0.00%	1,373,296	9.471654	13,007,385	1.47%	16.94%
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.00%	20,963	16.639955	348,823	0.40%	10.60%
2013	0.00%	63,496	15.044832	955,287	1.00%	38.77%
2012	0.00%	26,852	10.841924	291,127	0.88%	11.50%
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.00%	291,687	$14.089818	$4,109,817	2.30%	4.48%
2014	0.20%	192	21.739366	4,174	2.30%	4.27%
2014	0.25%	2,223	21.677860	48,190	2.30%	4.21%
2013	0.00%	260,801	13.486224	3,517,221	1.43%	29.65%
2013	0.20%	536	20.849732	11,175	1.43%	29.39%
2013	0.25%	639	20.801156	13,292	1.43%	29.32%
2012	0.00%	213,197	10.402170	2,217,711	1.16%	16.22%
2012	0.20%	76	16.113951	1,225	1.16%	15.99%
2012	0.25%	104	16.084433	1,673	1.16%	15.93%
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%
2010	0.00%	85,305	9.540229	813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.00%	530,422	13.947302	7,397,956	2.41%	4.46%
2014	0.10%	9,676,754	17.055519	165,042,062	2.41%	4.36%
2014	0.25%	17,462	16.911187	295,303	2.41%	4.20%
2013	0.00%	409,479	13.351426	5,467,129	1.74%	14.72%
2013	0.10%	9,799,660	16.343180	160,157,607	1.74%	14.60%
2012	0.00%	345,977	11.638522	4,026,661	1.58%	11.24%
2012	0.10%	9,918,231	14.260689	141,440,808	1.58%	11.13%
2011	0.00%	273,343	10.462826	2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.00%	496,154	14.183683	7,037,291	2.52%	4.70%
2014	0.25%	6,154	19.080050	117,419	2.52%	4.44%
2013	0.00%	502,970	13.546578	6,813,522	1.76%	21.44%
2013	0.25%	2,966	18.268625	54,185	1.76%	21.14%
2012	0.00%	417,509	11.154725	4,657,198	1.55%	13.74%
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.00%	403,620	$13.120260	$5,295,599	2.33%	3.42%
2014	0.20%	14,273	13.844008	197,596	2.33%	3.21%
2014	0.25%	523	13.804832	7,220	2.33%	3.16%
2013	0.00%	343,843	12.686282	4,362,089	1.92%	5.03%
2013	0.20%	13,445	13.412895	180,336	1.92%	4.82%
2013	0.25%	178	13.381633	2,382	1.92%	4.77%
2012	0.00%	375,872	12.078891	4,540,117	2.04%	7.58%
2012	0.20%	317	12.796286	4,056	2.04%	7.36%
2012	0.25%	99	12.772842	1,265	2.04%	7.31%
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.00%	525,002	14.072360	7,388,017	2.58%	4.66%
2014	0.20%	142	18.013284	2,558	2.58%	4.45%
2014	0.25%	1,908	17.962322	34,272	2.58%	4.40%
2013	0.00%	465,059	13.446120	6,253,239	1.68%	17.98%
2013	0.20%	48	17.246137	828	1.68%	17.74%
2013	0.25%	125	17.205926	2,151	1.68%	17.68%
2012	0.00%	489,603	11.397169	5,580,088	1.47%	12.45%
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.00%	492,402	14.122912	6,954,150	2.54%	4.66%
2014	0.20%	772	20.116383	15,530	2.54%	4.45%
2014	0.25%	7,612	20.059477	152,693	2.54%	4.40%
2013	0.00%	538,407	13.494322	7,265,437	1.65%	24.35%
2013	0.20%	38	19.259520	732	1.65%	24.11%
2013	0.25%	1,287	19.214638	24,729	1.65%	24.04%
2012	0.00%	475,205	10.851463	5,156,669	1.27%	14.67%
2012	0.20%	29	15.518526	450	1.27%	14.44%
2012	0.25%	32	15.490103	496	1.27%	14.38%
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.00%	243,977	$13.718708	$3,347,049	2.59%	4.17%
2014	0.20%	9,063	15.887922	143,992	2.59%	3.96%
2014	0.25%	21,867	15.842970	346,438	2.59%	3.91%
2013	0.00%	210,016	13.169178	2,765,738	2.10%	11.33%
2013	0.20%	3,323	15.282040	50,782	2.10%	11.11%
2013	0.25%	20,825	15.246428	317,507	2.10%	11.05%
2012	0.00%	151,616	11.828808	1,793,437	1.97%	10.13%
2012	0.20%	2,766	13.754085	38,044	1.97%	9.91%
2012	0.25%	13,974	13.728890	191,848	1.97%	9.86%
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.00%	72,271	13.708553	990,731	3.25%	5.06%
2013	0.00%	65,876	13.048920	859,611	2.38%	-1.91%
2012	0.00%	72,492	13.303193	964,375	3.01%	7.75%
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.00%	165,785	14.821038	2,457,106	2.41%	5.09%
2013	0.00%	68,382	14.103213	964,406	2.14%	-1.77%
2012	0.00%	88,003	14.357681	1,263,519	3.10%	7.38%
2011	0.00%	35,901	13.370773	480,024	2.56%	6.37%
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	1,650,623	23.498134	38,786,560	1.18%	12.15%
2014	0.10%	3,872,860	19.209740	74,396,634	1.18%	12.04%
2014	0.25%	11,608	18.466505	214,359	1.18%	11.87%
2013	0.00%	1,734,648	20.952837	36,345,797	1.36%	31.10%
2013	0.10%	3,480,031	17.146101	59,668,963	1.36%	30.97%
2013	0.25%	20,745	16.507449	342,447	1.36%	30.77%
2012	0.00%	1,864,535	15.982186	29,799,345	1.42%	14.21%
2012	0.10%	3,747,612	13.091593	49,062,211	1.42%	14.10%
2012	0.20%	2,665	12.699413	33,844	1.42%	13.99%
2012	0.25%	15,896	12.622880	200,653	1.42%	13.93%
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
2010	0.00%	2,208,854	13.919537	30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	1,213,618	$22.055640	$26,767,122	1.84%	4.57%
2014	0.10%	84,462	20.206888	1,706,714	1.84%	4.46%
2014	0.20%	718,600	18.255441	13,118,360	1.84%	4.36%
2014	0.25%	1,221,280	18.127386	22,138,614	1.84%	4.31%
2013	0.00%	1,336,944	21.091950	28,198,756	1.58%	-4.06%
2013	0.10%	890,350	19.343317	17,222,322	1.58%	-4.15%
2013	0.20%	816,538	17.492749	14,283,494	1.58%	-4.25%
2013	0.25%	1,634,584	17.378731	28,406,996	1.58%	-4.29%
2012	0.00%	1,674,246	21.983438	36,805,683	2.29%	3.06%
2012	0.10%	909,849	20.181071	18,361,727	2.29%	2.95%
2012	0.20%	1,212,740	18.268614	22,155,079	2.29%	2.85%
2012	0.25%	3,051,816	18.158617	55,416,758	2.29%	2.80%
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%
2010	0.00%	1,970,073	19.888530	39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.00%	981,320	15.791950	15,496,956	0.35%	11.33%
2014	0.10%	80,858	11.846425	957,878	0.35%	11.22%
2014	0.20%	32,508	15.073515	490,010	0.35%	11.11%
2014	0.25%	4,658	14.967679	69,719	0.35%	11.05%
2013	0.00%	1,067,343	14.184902	15,140,156	0.68%	29.74%
2013	0.10%	89,080	10.651528	948,838	0.68%	29.61%
2013	0.20%	32,019	13.566675	434,391	0.68%	29.48%
2013	0.25%	4,807	13.478153	64,789	0.68%	29.42%
2012	0.00%	1,163,480	10.933376	12,720,764	0.56%	14.02%
2012	0.10%	107,268	8.218140	881,543	0.56%	13.91%
2012	0.20%	27,007	10.477780	282,973	0.56%	13.79%
2012	0.25%	7,147	10.414612	74,433	0.56%	13.74%
2011	0.00%	1,203,204	9.588872	11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund - Class II (GVIX2)
2014	0.00%	222,311	$9.375800	$2,084,343	2.77%	-6.12%
2014	0.20%	23,168	9.233042	213,911	2.77%	-6.31%
2014	0.25%	123,081	9.197726	1,132,065	2.77%	-6.36%
2013	0.00%	268,735	9.987487	2,683,987	3.02%	21.36%
2013	0.20%	56,128	9.855117	553,148	3.02%	21.12%
2013	0.25%	706,807	9.822334	6,942,494	3.02%	21.06%
2012	0.00%	194,912	8.229456	1,604,020	2.39%	18.29%
2012	0.20%	32,518	8.136631	264,587	2.39%	18.05%
2012	0.25%	714,474	8.113620	5,796,971	2.39%	17.99%
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	799,256	22.936445	18,332,091	1.57%	4.99%
2014	0.10%	126,953	22.641744	2,874,437	1.57%	4.88%
2014	0.20%	87,812	22.350869	1,962,675	1.57%	4.78%
2014	0.25%	59,852	22.206782	1,329,120	1.57%	4.72%
2013	0.00%	949,387	21.847269	20,741,513	1.70%	27.25%
2013	0.10%	139,994	21.588139	3,022,210	1.70%	27.12%
2013	0.20%	93,168	21.332126	1,987,472	1.70%	26.99%
2013	0.25%	91,665	21.205202	1,943,775	1.70%	26.93%
2012	0.00%	970,552	17.169227	16,663,628	1.41%	15.90%
2012	0.10%	128,197	16.982548	2,177,112	1.41%	15.79%
2012	0.20%	90,669	16.797930	1,523,052	1.41%	15.67%
2012	0.25%	92,309	16.706332	1,542,145	1.41%	15.61%
2011	0.00%	1,230,015	14.813448	18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
2010	0.00%	1,251,096	15.419576	19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.00%	117,578	16.733256	1,967,463	1.72%	4.59%
2013	0.00%	109,004	15.999643	1,744,025	1.76%	13.42%
2012	0.00%	101,106	14.106085	1,426,210	2.24%	9.39%
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.00%	34,838	19.114689	665,918	2.15%	5.21%
2013	0.00%	16,580	18.167791	301,222	1.53%	19.49%
2012	0.00%	23,052	15.203946	350,481	1.85%	12.25%
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	474,185	$16.788858	$7,961,025	1.88%	3.89%
2014	0.10%	4,299	16.573239	71,248	1.88%	3.79%
2014	0.20%	83,998	16.360271	1,374,230	1.88%	3.68%
2014	0.25%	96,493	16.254896	1,568,484	1.88%	3.63%
2013	0.00%	504,094	16.160183	8,146,251	1.63%	4.83%
2013	0.10%	4,260	15.968590	68,026	1.63%	4.73%
2013	0.20%	62,295	15.779171	982,963	1.63%	4.62%
2013	0.25%	104,547	15.685383	1,639,860	1.63%	4.57%
2012	0.00%	535,106	15.415374	8,248,859	1.71%	5.18%
2012	0.10%	8,967	15.247831	136,727	1.71%	5.07%
2012	0.20%	69,257	15.082043	1,044,537	1.71%	4.97%
2012	0.25%	142,595	14.999901	2,138,911	1.71%	4.91%
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	2,828,965	20.542646	58,114,427	1.67%	5.18%
2014	0.10%	179,347	20.278734	3,636,930	1.67%	5.08%
2014	0.20%	241,999	20.018180	4,844,380	1.67%	4.97%
2014	0.25%	171,804	19.889138	3,417,033	1.67%	4.92%
2013	0.00%	3,094,770	19.530736	60,442,452	1.61%	16.63%
2013	0.10%	182,069	19.299113	3,513,770	1.61%	16.51%
2013	0.20%	243,997	19.070216	4,653,075	1.61%	16.39%
2013	0.25%	215,943	18.956755	4,093,579	1.61%	16.34%
2012	0.00%	3,467,574	16.746328	58,069,132	1.61%	10.81%
2012	0.10%	164,770	16.564270	2,729,295	1.61%	10.70%
2012	0.20%	250,897	16.384181	4,110,742	1.61%	10.59%
2012	0.25%	287,419	16.294844	4,683,448	1.61%	10.53%
2011	0.00%	3,959,245	15.112388	59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%
2010	0.00%	4,345,889	15.118520	65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	3,281,884	$22.110620	$72,564,490	1.74%	4.96%
2014	0.10%	165,079	21.826496	3,603,096	1.74%	4.85%
2014	0.20%	261,081	21.546066	5,625,268	1.74%	4.75%
2014	0.25%	219,251	21.407232	4,693,557	1.74%	4.69%
2013	0.00%	3,488,536	21.066347	73,490,710	1.62%	22.38%
2013	0.10%	159,223	20.816452	3,314,458	1.62%	22.25%
2013	0.20%	31,774	20.569550	653,577	1.62%	22.13%
2013	0.25%	107,418	20.447238	2,196,401	1.62%	22.07%
2012	0.00%	3,872,046	17.214305	66,654,581	1.63%	13.76%
2012	0.10%	197,613	17.027115	3,364,779	1.63%	13.65%
2012	0.20%	24,724	16.841984	416,401	1.63%	13.53%
2012	0.25%	170,507	16.750188	2,856,024	1.63%	13.48%
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	752,574	18.988951	14,290,591	1.83%	4.74%
2014	0.10%	72,469	18.745008	1,358,432	1.83%	4.63%
2014	0.20%	17,823	18.504179	329,800	1.83%	4.53%
2014	0.25%	40,576	18.384954	745,988	1.83%	4.48%
2013	0.00%	799,670	18.129719	14,497,792	1.67%	10.49%
2013	0.10%	56,461	17.914713	1,011,483	1.67%	10.38%
2013	0.20%	17,974	17.702253	318,180	1.67%	10.27%
2013	0.25%	55,765	17.596985	981,296	1.67%	10.22%
2012	0.00%	886,098	16.407771	14,538,893	1.75%	8.04%
2012	0.10%	51,990	16.229405	843,767	1.75%	7.93%
2012	0.20%	13,819	16.052978	221,836	1.75%	7.82%
2012	0.25%	89,875	15.965491	1,434,899	1.75%	7.77%
2011	0.00%	908,615	15.186765	13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%
2010	0.00%	953,397	14.879939	14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.00%	726,102	$48.693949	$35,356,774	1.08%	9.42%
2014	0.10%	64,879	43.927412	2,849,967	1.08%	9.31%
2014	0.20%	332,094	32.925676	10,934,419	1.08%	9.20%
2014	0.25%	965,440	32.694578	31,564,653	1.08%	9.15%
2013	0.00%	770,865	44.501701	34,304,804	1.15%	33.05%
2013	0.10%	67,580	40.185694	2,715,749	1.15%	32.91%
2013	0.20%	308,900	30.151218	9,313,711	1.15%	32.78%
2013	0.25%	990,257	29.954566	29,662,719	1.15%	32.72%
2012	0.00%	775,366	33.448036	25,934,470	1.07%	17.47%
2012	0.10%	82,892	30.234257	2,506,178	1.07%	17.36%
2012	0.20%	268,030	22.707360	6,086,254	1.07%	17.24%
2012	0.25%	1,015,466	22.570532	22,919,608	1.07%	17.18%
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
2010	0.00%	972,303	29.216232	28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
NVIT Money Market Fund - Class I (SAM)
2014	0.00%	3,527,039	14.293235	50,412,797	0.00%	0.00%
2014	0.20%	872	11.935475	10,408	0.00%	-0.20%
2014	0.25%	472,682	11.851712	5,602,091	0.00%	-0.25%
2013	0.00%	4,055,705	14.293235	57,967,632	0.00%	0.00%
2013	0.20%	915	11.959420	10,943	0.00%	-0.20%
2013	0.25%	550,956	11.881336	6,546,093	0.00%	-0.25%
2012	0.00%	5,544,294	14.293235	79,245,902	0.00%	0.00%
2012	0.20%	1,247	11.983454	14,943	0.00%	-0.20%
2012	0.25%	563,036	11.911174	6,706,420	0.00%	-0.25%
2011	0.00%	5,903,369	14.293235	84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2014	0.00%	1,920,128	$11.731137	$22,525,285	0.00%	0.00%
2014	0.20%	4,418,047	11.448195	50,578,664	0.00%	-0.20%
2014	0.25%	8,212,686	11.378551	93,448,466	0.00%	-0.25%
2013	0.00%	1,733,687	11.731137	20,338,120	0.00%	0.00%
2013	0.10%	77,084	11.600379	894,204	0.00%	-0.10%
2013	0.20%	9,408,960	11.471170	107,931,780	0.00%	-0.20%
2013	0.25%	7,910,243	11.407039	90,232,450	0.00%	-0.25%
2012	0.00%	1,186,217	11.731137	13,915,674	0.00%	0.00%
2012	0.10%	657,353	11.612007	7,633,188	0.00%	-0.10%
2012	0.20%	8,815,071	11.494165	101,321,881	0.00%	-0.20%
2012	0.25%	7,802,771	11.435565	89,229,095	0.00%	-0.25%
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
2010	0.00%	528,187	11.731129	6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.00%	1,641,194	9.795541	16,076,383	1.06%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.00%	281,697	18.973981	5,344,914	2.81%	-9.46%
2013	0.00%	32,529	20.957356	681,722	2.34%	21.41%
2012	0.00%	39,531	17.262313	682,396	0.39%	17.29%
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.00%	706,844	16.038508	11,336,723	0.49%	10.44%
2014	0.20%	2,859	15.826062	45,247	0.49%	10.22%
2014	0.25%	34,585	15.773428	545,524	0.49%	10.16%
2013	0.00%	772,029	14.522943	11,212,119	0.75%	34.74%
2013	0.20%	1,774	14.359257	25,473	0.75%	34.47%
2013	0.25%	43,920	14.318656	628,875	0.75%	34.40%
2012	0.00%	864,055	10.778503	9,313,219	0.46%	16.35%
2012	0.10%	45,035	10.728340	483,151	0.46%	16.24%
2012	0.20%	5,198	10.678331	55,506	0.46%	16.12%
2012	0.25%	68,955	10.653460	734,609	0.46%	16.06%
2011	0.00%	993,419	9.263525	9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.00%	472,606	$15.226743	$7,196,250	1.26%	10.52%
2014	0.20%	1,652	17.300502	28,580	1.26%	10.30%
2014	0.25%	35,213	17.260130	607,781	1.26%	10.24%
2013	0.00%	503,503	13.777622	6,937,074	1.34%	35.44%
2013	0.20%	876	15.685351	13,740	1.34%	35.17%
2013	0.25%	33,020	15.656577	516,980	1.34%	35.10%
2012	0.00%	578,776	10.172659	5,887,691	1.34%	17.81%
2012	0.10%	27,689	11.635430	322,173	1.34%	17.69%
2012	0.20%	3,822	11.604387	44,352	1.34%	17.57%
2012	0.25%	39,721	11.588884	460,322	1.34%	17.52%
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	2,121,248	16.103721	34,159,986	0.00%	4.04%
2014	0.20%	664	15.890408	10,551	0.00%	3.83%
2014	0.25%	34,568	15.837535	547,472	0.00%	3.78%
2013	0.00%	2,366,861	15.479098	36,636,780	0.00%	38.94%
2013	0.20%	127	15.304647	1,944	0.00%	38.67%
2013	0.25%	305	15.261350	4,655	0.00%	38.60%
2012	0.00%	2,541,741	11.140525	28,316,329	0.00%	14.90%
2012	0.10%	6,819	11.088680	75,614	0.00%	14.79%
2012	0.20%	3,499	11.037007	38,618	0.00%	14.67%
2012	0.25%	1,906	11.011282	20,988	0.00%	14.62%
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%
2010	0.00%	3,476,447	10.123676	35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.00%	12,260	19.264433	236,182	3.76%	17.15%
2014	0.20%	4,577	19.009205	87,005	3.76%	16.92%
2014	0.25%	31,287	18.945996	592,763	3.76%	16.86%
2013	0.20%	5,093	16.258572	82,805	1.92%	35.58%
2013	0.25%	3,285	16.212600	53,258	1.92%	35.51%
2012	0.00%	678	12.104426	8,207	1.34%	16.65%
2012	0.20%	350	11.991912	4,197	1.34%	16.42%
2012	0.25%	4,531	11.963973	54,209	1.34%	16.36%
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.00%	798,637	$19.031857	$15,199,545	1.43%	17.02%
2013	0.00%	801,822	16.263836	13,040,702	1.19%	35.68%
2012	0.00%	861,247	11.987208	10,323,947	1.13%	16.35%
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	438,208	27.300408	11,963,257	0.00%	2.81%
2014	0.10%	30,685	26.876162	824,695	0.00%	2.71%
2014	0.20%	38,688	26.458295	1,023,619	0.00%	2.61%
2014	0.25%	44,652	26.251887	1,172,199	0.00%	2.55%
2013	0.00%	463,075	26.553796	12,296,399	0.00%	44.29%
2013	0.10%	34,874	26.167303	912,559	0.00%	44.14%
2013	0.20%	40,523	25.786245	1,044,936	0.00%	44.00%
2013	0.25%	39,942	25.597875	1,022,430	0.00%	43.93%
2012	0.00%	496,782	18.403264	9,142,410	0.00%	13.44%
2012	0.10%	49,739	18.153519	902,938	0.00%	13.32%
2012	0.20%	55,773	17.907035	998,729	0.00%	13.21%
2012	0.25%	77,450	17.785105	1,377,456	0.00%	13.15%
2011	0.00%	563,925	16.223239	9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	642,484	49.666354	31,909,838	0.52%	7.02%
2014	0.10%	19,561	52.961764	1,035,985	0.52%	6.92%
2014	0.20%	87,344	37.680056	3,291,127	0.52%	6.81%
2014	0.25%	90,236	37.415660	3,376,239	0.52%	6.75%
2013	0.00%	702,734	46.407602	32,612,200	0.83%	40.40%
2013	0.10%	24,770	49.536300	1,227,014	0.83%	40.26%
2013	0.20%	86,171	35.278242	3,039,961	0.83%	40.12%
2013	0.25%	168,547	35.048209	5,907,270	0.83%	40.05%
2012	0.00%	772,200	33.054014	25,524,310	0.83%	20.44%
2012	0.10%	36,881	35.317708	1,302,552	0.83%	20.32%
2012	0.20%	73,102	25.177325	1,840,513	0.83%	20.20%
2012	0.25%	165,813	25.025649	4,149,578	0.83%	20.14%
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
2010	0.00%	994,468	28.908970	28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	685,999	$42.614090	$29,233,223	0.16%	0.82%
2014	0.10%	21,017	42.757292	898,630	0.16%	0.71%
2014	0.20%	97,531	28.539291	2,783,466	0.16%	0.61%
2014	0.25%	457,689	28.338965	12,970,433	0.16%	0.56%
2013	0.00%	771,546	42.269428	32,612,808	0.13%	40.91%
2013	0.10%	24,324	42.453920	1,032,649	0.13%	40.76%
2013	0.20%	98,202	28.365149	2,785,514	0.13%	40.62%
2013	0.25%	655,038	28.180139	18,459,062	0.13%	40.55%
2012	0.00%	861,431	29.998380	25,841,534	0.15%	15.50%
2012	0.10%	39,733	30.159433	1,198,325	0.15%	15.39%
2012	0.20%	139,263	20.170847	2,809,053	0.15%	15.27%
2012	0.25%	739,156	20.049299	14,819,560	0.15%	15.21%
2011	0.00%	990,245	25.972077	25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.00%	421,651	22.789085	9,609,040	3.14%	3.88%
2014	0.10%	19,482	21.909355	426,838	3.14%	3.78%
2014	0.20%	21,736	20.812445	452,379	3.14%	3.68%
2014	0.25%	51,475	20.666439	1,063,805	3.14%	3.62%
2013	0.00%	459,866	21.937138	10,088,144	3.31%	-1.12%
2013	0.10%	23,955	21.111396	505,723	3.31%	-1.22%
2013	0.20%	19,485	20.074490	391,151	3.31%	-1.32%
2013	0.25%	35,590	19.943635	709,794	3.31%	-1.37%
2012	0.00%	502,846	22.186564	11,156,425	2.47%	12.25%
2012	0.10%	43,545	21.372809	930,679	2.47%	12.14%
2012	0.20%	22,681	20.343390	461,408	2.47%	12.02%
2012	0.25%	50,355	20.220894	1,018,223	2.47%	11.97%
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
2010	0.00%	628,182	18.726591	11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class I (NVSTB1)
2014	0.10%	815,788	$11.637049	$9,493,365	0.90%	0.67%
2014	0.20%	33,789	11.559700	390,591	0.90%	0.57%
2014	0.25%	1,340,967	11.521251	15,449,617	0.90%	0.52%
2013	0.00%	948	11.625509	11,021	1.51%	0.33%
2013	0.10%	1,755,104	11.559851	20,288,741	1.51%	0.23%
2013	0.20%	17,901	11.494507	205,763	1.51%	0.13%
2013	0.25%	1,320,778	11.461984	15,138,736	1.51%	0.08%
2012	0.00%	850	11.587099	9,849	2.62%	3.83%
2012	0.10%	2,046,482	11.533202	23,602,490	2.62%	3.72%
2012	0.20%	15,166	11.479462	174,098	2.62%	3.62%
2012	0.25%	462,893	11.452722	5,301,385	2.62%	3.57%
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.00%	164,622	11.507465	1,894,382	0.97%	0.49%
2013	0.00%	163,595	11.450912	1,873,312	0.98%	0.11%
2012	0.00%	201,309	11.438838	2,302,741	1.30%	3.52%
2011	0.00%	218,639	11.049485	2,415,848	1.50%	1.30%
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.00%	5,400,878	24.521987	132,440,260	0.71%	8.80%
2013	0.00%	5,982,076	22.538634	134,827,822	0.79%	36.70%
2012	0.00%	6,636,497	16.487341	109,418,189	0.70%	18.68%
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.00%	28,263	16.010507	452,505	3.75%	-8.15%
2013	0.00%	29,863	17.430436	520,525	1.87%	20.09%
2012	0.00%	35,997	14.513999	522,460	2.54%	19.56%
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.00%	475,177	23.506089	11,169,553	1.76%	9.17%
2014	0.10%	59,580	19.544819	1,164,480	1.76%	9.06%
2014	0.25%	2,197	19.053909	41,861	1.76%	8.90%
2013	0.00%	506,620	21.531960	10,908,522	0.00%	35.64%
2013	0.10%	48,119	17.921285	862,354	0.00%	35.50%
2013	0.25%	196	17.497385	3,429	0.00%	35.30%
2012	0.00%	495,063	15.874436	7,858,846	1.18%	18.46%
2012	0.10%	39,021	13.225670	516,079	1.18%	18.35%
2012	0.25%	143	12.932205	1,849	1.18%	18.17%
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.00%	1,966,709	$15.751218	$30,978,062	3.00%	28.88%
2014	0.20%	57,979	31.248643	1,811,765	3.00%	28.63%
2014	0.25%	207,316	31.160306	6,460,030	3.00%	28.56%
2013	0.00%	2,029,128	12.221280	24,798,541	1.49%	3.05%
2013	0.20%	29,025	24.294127	705,137	1.49%	2.84%
2013	0.25%	216,320	24.237549	5,243,067	1.49%	2.79%
2012	0.00%	2,229,784	11.860098	26,445,457	1.03%	15.79%
2012	0.20%	23,596	23.623351	557,417	1.03%	15.55%
2012	0.25%	202,477	23.580128	4,774,434	1.03%	15.50%
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2014	0.00%	2,183	11.822850	25,809	2.05%	3.34%
2013	0.00%	140	11.440971	1,602	5.98%	14.41%	5/1/2013
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2014	0.00%	191	11.485747	2,194	1.50%	2.09%
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.00%	18,330	13.257084	243,002	1.19%	4.55%
2013	0.00%	5,103	12.679935	64,706	1.58%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2014	0.00%	121,451	13.417375	1,629,554	3.36%	13.36%
2013	0.00%	42,973	11.835951	508,626	2.83%	18.36%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2014	0.00%	10	10.951171	110	0.10%	2.75%
2013	0.00%	320	10.658086	3,411	0.83%	6.58%	5/1/2013
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.00%	157,691	28.696834	4,525,232	1.55%	9.54%
2014	0.10%	85,342	28.345326	2,419,047	1.55%	9.43%
2014	0.20%	26,350	27.998136	737,751	1.55%	9.32%
2014	0.25%	561,703	27.826142	15,630,027	1.55%	9.27%
2013	0.00%	162,202	26.197145	4,249,229	1.26%	34.96%
2013	0.10%	73,538	25.902147	1,904,792	1.26%	34.83%
2013	0.20%	21,338	25.610480	546,476	1.26%	34.69%
2013	0.25%	318,807	25.465870	8,118,698	1.26%	34.63%
2012	0.00%	162,645	19.410515	3,157,023	1.56%	17.52%
2012	0.10%	72,424	19.211121	1,391,346	1.56%	17.41%
2012	0.20%	5,771	19.013781	109,729	1.56%	17.29%
2012	0.25%	225,551	18.915871	4,266,494	1.56%	17.23%
2011	0.00%	170,800	16.516082	2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class A (ALVIVA)
2014	0.00%	286,615	$8.446277	$2,420,830	3.43%	-6.21%
2014	0.20%	180,956	8.301038	1,502,123	3.43%	-6.40%
2014	0.25%	552,604	8.265079	4,567,316	3.43%	-6.45%
2013	0.00%	517,203	9.005605	4,657,726	6.94%	23.00%
2013	0.20%	183,877	8.868473	1,630,708	6.94%	22.76%
2013	0.25%	605,126	8.834487	5,345,978	6.94%	22.70%
2012	0.00%	304,664	7.321422	2,230,574	1.40%	14.53%
2012	0.20%	168,677	7.224352	1,218,582	1.40%	14.30%
2012	0.25%	662,753	7.200265	4,771,997	1.40%	14.25%
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
2010	0.00%	200,883	7.916459	1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.00%	327,750	39.225701	12,856,224	0.72%	9.20%
2014	0.20%	75,593	38.320927	2,896,794	0.72%	8.98%
2014	0.25%	111,832	38.098085	4,260,585	0.72%	8.93%
2013	0.00%	261,670	35.921574	9,399,598	0.63%	38.06%
2013	0.20%	60,120	35.163273	2,114,016	0.63%	37.78%
2013	0.25%	91,538	34.976283	3,201,659	0.63%	37.71%
2012	0.00%	246,289	26.019263	6,408,258	0.56%	18.75%
2012	0.20%	69,059	25.520947	1,762,451	0.56%	18.51%
2012	0.25%	78,182	25.397917	1,985,660	0.56%	18.45%
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
VP Capital Appreciation Fund - Class I (ACVCA)
2014	0.00%	12,862	11.086033	142,589	0.00%	10.86%	4/25/2014
2014	0.10%	36,389	11.078445	403,134	0.00%	10.78%	4/25/2014
2014	0.20%	57,894	11.070868	640,937	0.00%	10.71%	4/25/2014
2014	0.25%	37,927	11.067076	419,741	0.00%	10.67%	4/25/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2014	0.00%	620,823	$28.210605	$17,513,792	2.04%	12.50%
2014	0.10%	73,599	21.379946	1,573,543	2.04%	12.39%
2014	0.20%	95,825	20.756489	1,988,991	2.04%	12.28%
2014	0.25%	109,387	20.610781	2,254,552	2.04%	12.22%
2013	0.00%	666,647	25.075388	16,716,432	2.22%	35.82%
2013	0.10%	58,965	19.022865	1,121,683	2.22%	35.68%
2013	0.20%	76,367	18.486622	1,411,768	2.22%	35.55%
2013	0.25%	98,961	18.366027	1,817,520	2.22%	35.48%
2012	0.00%	710,262	18.462191	13,112,993	2.10%	14.74%
2012	0.10%	74,411	14.019920	1,043,236	2.10%	14.63%
2012	0.20%	98,053	13.638317	1,337,278	2.10%	14.51%
2012	0.25%	101,923	13.556114	1,381,680	2.10%	14.46%
2011	0.00%	786,408	16.089880	12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.00%	783,544	15.962763	12,507,527	1.30%	3.30%
2013	0.00%	880,216	15.452863	13,601,857	1.80%	-8.48%
2012	0.00%	2,163,527	16.884507	36,530,087	2.45%	7.39%
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
VP International Fund - Class I (ACVI)
2014	0.00%	478	22.531408	10,770	1.93%	-5.51%
2014	0.10%	42,373	18.221565	772,102	1.93%	-5.60%
2014	0.20%	20,376	14.213622	289,617	1.93%	-5.70%
2014	0.25%	55,781	14.113952	787,290	1.93%	-5.74%
2013	0.00%	478	23.844377	11,398	1.66%	22.41%
2013	0.10%	47,393	19.302687	914,812	1.66%	22.29%
2013	0.20%	80,839	15.072019	1,218,407	1.66%	22.17%
2013	0.25%	114,132	14.973813	1,708,991	1.66%	22.10%
2012	0.00%	478	19.479115	9,311	0.95%	21.16%
2012	0.10%	62,568	15.784654	987,614	0.95%	21.04%
2012	0.20%	81,406	12.337365	1,004,336	0.95%	20.92%
2012	0.25%	124,136	12.263107	1,522,293	0.95%	20.86%
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%
2010	0.00%	478	18.277925	8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.00%	374,202	$27.298795	$10,215,264	1.17%	16.42%
2014	0.20%	21,248	26.776248	568,942	1.17%	16.19%
2014	0.25%	97,396	26.647083	2,595,319	1.17%	16.13%
2013	0.00%	340,654	23.448028	7,987,665	1.23%	30.11%
2013	0.20%	49,119	23.045206	1,131,957	1.23%	29.85%
2013	0.25%	92,345	22.945511	2,118,903	1.23%	29.79%
2012	0.00%	268,264	18.021035	4,834,395	2.06%	16.33%
2012	0.20%	40,982	17.746877	727,303	2.06%	16.09%
2012	0.25%	88,101	17.678937	1,557,532	2.06%	16.04%
2011	0.00%	243,163	15.491583	3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.10%	48,289	20.808430	1,004,818	0.36%	9.88%
2014	0.25%	29,093	20.416753	593,985	0.36%	9.72%
2013	0.10%	49,193	18.936563	931,546	0.52%	36.94%
2013	0.25%	25,479	18.608010	474,113	0.52%	36.73%
2012	0.10%	58,200	13.828695	804,830	0.00%	13.81%
2012	0.20%	1,879	13.681924	25,708	0.00%	13.70%
2012	0.25%	27,639	13.609145	376,143	0.00%	13.64%
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
2010	0.10%	65,269	12.034525	785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
VP Value Fund - Class I (ACVV)
2014	0.00%	98,380	36.207932	3,562,136	1.56%	13.08%
2014	0.10%	106,841	35.306045	3,772,133	1.56%	12.97%
2014	0.20%	83,440	30.308269	2,528,922	1.56%	12.85%
2014	0.25%	524,830	30.095564	15,795,055	1.56%	12.80%
2013	0.00%	88,716	32.019810	2,840,669	1.65%	31.73%
2013	0.10%	93,423	31.253476	2,919,793	1.65%	31.59%
2013	0.20%	52,498	26.856208	1,409,897	1.65%	31.46%
2013	0.25%	488,846	26.681063	13,042,931	1.65%	31.40%
2012	0.00%	76,100	24.307940	1,849,834	1.93%	14.58%
2012	0.10%	104,420	23.749898	2,479,964	1.93%	14.46%
2012	0.20%	39,924	20.428748	815,597	1.93%	14.35%
2012	0.25%	420,143	20.305662	8,531,282	1.93%	14.29%
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2014	0.00%	469	$33.517249	$15,720	0.81%	12.09%
2014	0.10%	39,782	33.106688	1,317,050	0.81%	11.98%
2014	0.20%	10,198	32.701125	333,486	0.81%	11.87%
2014	0.25%	54,442	32.500253	1,769,379	0.81%	11.81%
2013	0.10%	35,855	29.565253	1,060,062	1.18%	34.86%
2013	0.25%	20,083	29.067260	583,758	1.18%	34.66%
2012	0.10%	38,571	21.923330	845,605	0.48%	19.55%
2012	0.25%	17,878	21.586376	385,921	0.48%	19.38%
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.00%	624,778	29.396200	18,366,099	0.55%	5.12%
2014	0.10%	97,766	29.026163	2,837,772	0.55%	5.02%
2014	0.20%	934,202	28.660785	26,774,963	0.55%	4.91%
2014	0.25%	1,614,486	28.479841	45,980,305	0.55%	4.86%
2013	0.00%	651,809	27.964008	18,227,192	0.95%	40.71%
2013	0.10%	89,213	27.639636	2,465,815	0.95%	40.57%
2013	0.20%	878,154	27.319009	23,990,297	0.95%	40.43%
2013	0.25%	1,345,720	27.160116	36,549,911	0.95%	40.36%
2012	0.00%	615,579	19.873008	12,233,406	0.44%	15.74%
2012	0.10%	101,734	19.662128	2,000,307	0.44%	15.63%
2012	0.20%	628,591	19.453459	12,228,269	0.44%	15.51%
2012	0.25%	1,097,714	19.349975	21,240,738	0.44%	15.45%
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%
2010	0.00%	595,639	17.074091	10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.00%	670,354	$28.328449	$18,990,089	1.81%	8.09%
2014	0.10%	67,043	20.625601	1,382,802	1.81%	7.98%
2014	0.20%	56,673	19.100354	1,082,474	1.81%	7.88%
2014	0.25%	341,797	18.966325	6,482,633	1.81%	7.82%
2013	0.00%	739,540	26.207830	19,381,739	1.96%	21.10%
2013	0.10%	72,101	19.100698	1,377,179	1.96%	20.98%
2013	0.20%	68,038	17.705908	1,204,675	1.96%	20.86%
2013	0.25%	780,497	17.590458	13,729,300	1.96%	20.80%
2012	0.00%	906,682	21.640941	19,621,452	3.70%	10.43%
2012	0.10%	116,955	15.788040	1,846,490	3.70%	10.32%
2012	0.20%	168,235	14.649790	2,464,607	3.70%	10.21%
2012	0.25%	768,680	14.561536	11,193,161	3.70%	10.15%
2011	0.00%	858,429	19.596966	16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.00%	47,065	22.681585	1,067,509	0.00%	1.59%
2013	0.00%	61,048	22.325546	1,362,930	0.00%	48.55%
2012	0.00%	61,690	15.029274	927,156	0.00%	20.56%
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
International Value Portfolio - Initial Shares (DVIV)
2014	0.00%	24,181	19.387863	468,818	2.00%	-9.32%
2014	0.10%	39,503	19.150323	756,495	2.00%	-9.41%
2014	0.20%	78,171	18.915741	1,478,662	2.00%	-9.50%
2014	0.25%	149,348	18.799462	2,807,662	2.00%	-9.55%
2013	0.00%	21,448	21.380338	458,565	2.00%	22.99%
2013	0.10%	35,583	21.139524	752,208	2.00%	22.87%
2013	0.20%	106,577	20.901474	2,227,616	2.00%	22.75%
2013	0.25%	382,627	20.783391	7,952,287	2.00%	22.69%
2012	0.00%	20,685	17.383341	359,574	3.81%	12.67%
2012	0.10%	38,821	17.204731	667,905	3.81%	12.55%
2012	0.20%	101,836	17.028001	1,734,064	3.81%	12.44%
2012	0.25%	389,888	16.940266	6,604,806	3.81%	12.38%
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%
2010	0.00%	10,726	18.926715	203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2014	0.00%	3,857	$15.040880	$58,013	0.72%	5.09%
2014	0.20%	27,163	14.823987	402,664	0.72%	4.88%
2014	0.25%	17,121	14.770258	252,882	0.72%	4.83%
2013	0.00%	79,541	14.311958	1,138,387	0.53%	34.70%
2013	0.20%	20,031	14.133817	283,114	0.53%	34.43%
2013	0.25%	24,523	14.089630	345,520	0.53%	34.36%
2012	0.00%	11,694	10.625374	124,253	1.21%	13.38%
2012	0.20%	14,154	10.514104	148,817	1.21%	13.15%
2012	0.25%	32,089	10.486475	336,500	1.21%	13.10%
2011	0.00%	9,646	9.371332	90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2014	0.20%	2,816	14.474185	40,759	1.40%	10.14%
2014	0.25%	7,950	14.447661	114,859	1.40%	10.08%
2013	0.20%	2,803	13.142143	36,837	1.66%	30.28%
2013	0.25%	8,446	13.124631	110,851	1.66%	30.21%
2012	0.20%	1,318	10.087692	13,296	1.67%	9.22%
2012	0.25%	11,902	10.079282	119,964	1.67%	9.16%
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2014	0.00%	43,124	18.372369	792,290	1.71%	-0.97%
2013	0.00%	43,232	18.551848	802,033	0.96%	16.45%
2012	0.00%	43,680	15.930913	695,862	0.63%	10.17%
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.00%	760,940	22.121022	16,832,770	3.86%	3.79%
2014	0.10%	49,705	21.777285	1,082,440	3.86%	3.69%
2014	0.20%	44,039	21.438891	944,147	3.86%	3.59%
2014	0.25%	429,116	21.271652	9,128,006	3.86%	3.53%
2013	0.00%	786,537	21.312631	16,763,173	4.25%	1.03%
2013	0.10%	36,888	21.002441	774,738	4.25%	0.93%
2013	0.20%	15,168	20.696773	313,929	4.25%	0.83%
2013	0.25%	511,091	20.545590	10,500,666	4.25%	0.78%
2012	0.00%	838,044	21.094313	17,677,962	4.22%	9.72%
2012	0.10%	43,716	20.808093	909,647	4.22%	9.61%
2012	0.20%	15,627	20.525765	320,756	4.22%	9.50%
2012	0.25%	558,099	20.386022	11,377,418	4.22%	9.45%
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
2010	0.00%	1,065,571	18.798086	20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2014	0.00%	35,690	$41.020883	$1,464,035	0.79%	11.82%
2014	0.10%	244,457	29.336804	7,171,587	0.79%	11.70%
2014	0.20%	614,902	27.393898	16,844,563	0.79%	11.59%
2014	0.25%	1,281,324	27.201727	34,854,226	0.79%	11.54%
2013	0.00%	44,502	36.685914	1,632,597	0.97%	31.14%
2013	0.10%	227,298	26.262819	5,969,486	0.97%	31.01%
2013	0.20%	694,696	24.548020	17,053,411	0.97%	30.88%
2013	0.25%	1,740,999	24.388004	42,459,491	0.97%	30.82%
2012	0.00%	39,228	27.973584	1,097,348	1.22%	16.31%
2012	0.10%	350,542	20.045837	7,026,908	1.22%	16.19%
2012	0.20%	750,624	18.755703	14,078,481	1.22%	16.08%
2012	0.25%	1,859,639	18.642752	34,668,789	1.22%	16.02%
2011	0.00%	12,792	24.051295	307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.00%	405,538	19.788975	8,025,181	0.71%	-12.76%
2013	0.00%	422,224	22.684649	9,578,003	0.68%	24.15%
2012	0.00%	500,432	18.272664	9,144,226	0.74%	4.73%
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.00%	1,768,632	26.625089	47,089,984	2.59%	8.65%
2014	0.10%	84,793	22.992020	1,949,562	2.59%	8.54%
2014	0.20%	172,847	21.025481	3,634,191	2.59%	8.43%
2014	0.25%	501,188	20.877991	10,463,799	2.59%	8.38%
2013	0.00%	1,946,734	24.506129	47,706,915	2.39%	28.01%
2013	0.10%	130,184	21.183368	2,757,736	2.39%	27.88%
2013	0.20%	217,046	19.390917	4,208,721	2.39%	27.76%
2013	0.25%	759,380	19.264514	14,629,087	2.39%	27.69%
2012	0.00%	2,108,689	19.143712	40,368,135	2.97%	17.19%
2012	0.10%	164,157	16.564582	2,719,192	2.97%	17.07%
2012	0.20%	259,357	15.178109	3,936,549	2.97%	16.95%
2012	0.25%	808,889	15.086704	12,203,469	2.97%	16.89%
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
2010	0.00%	2,608,980	16.196839	42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.00%	120,351	$17.810892	$2,143,559	1.52%	4.35%
2014	0.20%	18,385	17.469979	321,186	1.52%	4.14%
2014	0.25%	2,595	17.385775	45,116	1.52%	4.09%
2013	0.00%	127,302	17.068509	2,172,855	1.61%	13.39%
2013	0.20%	17,126	16.775321	287,294	1.61%	13.17%
2013	0.25%	2,425	16.702809	40,504	1.61%	13.11%
2012	0.00%	131,678	15.052634	1,982,101	1.75%	11.69%
2012	0.20%	15,546	14.823672	230,449	1.75%	11.46%
2012	0.25%	2,211	14.766979	32,650	1.75%	11.41%
2011	0.00%	147,851	13.477731	1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.00%	400,798	18.459232	7,398,423	1.76%	4.66%
2014	0.20%	273,844	18.105869	4,958,184	1.76%	4.46%
2014	0.25%	559,360	18.018560	10,078,862	1.76%	4.40%
2013	0.00%	422,314	17.636606	7,448,186	2.00%	15.95%
2013	0.20%	183,456	17.333636	3,179,960	2.00%	15.72%
2013	0.25%	479,412	17.258677	8,274,017	2.00%	15.67%
2012	0.00%	426,569	15.209948	6,488,092	2.06%	13.19%
2012	0.20%	161,122	14.978574	2,413,378	2.06%	12.96%
2012	0.25%	270,796	14.921259	4,040,617	2.06%	12.90%
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.00%	264,765	19.265178	5,100,745	1.60%	4.86%
2014	0.20%	114,348	18.896274	2,160,751	1.60%	4.65%
2014	0.25%	144,696	18.805145	2,721,029	1.60%	4.60%
2013	0.00%	250,440	18.372029	4,601,091	1.87%	21.50%
2013	0.20%	88,333	18.056318	1,594,969	1.87%	21.25%
2013	0.25%	104,480	17.978225	1,878,365	1.87%	21.19%
2012	0.00%	240,346	15.121452	3,634,381	1.99%	15.48%
2012	0.20%	71,930	14.891344	1,071,134	1.99%	15.25%
2012	0.25%	64,495	14.834352	956,742	1.99%	15.19%
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
2010	0.00%	236,147	13.457007	3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2014	0.20%	77,001	$11.834695	$911,283	1.27%	3.49%
2014	0.25%	10,840	11.810581	128,027	1.27%	3.43%
2013	0.20%	132,461	11.436099	1,514,837	1.48%	5.17%
2013	0.25%	18,704	11.418503	213,572	1.48%	5.12%
2012	0.20%	133,054	10.874034	1,446,834	1.44%	6.21%
2012	0.25%	18,872	10.862729	205,001	1.44%	6.15%
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%
VIP Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	8.550246	67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2014	0.00%	5,557	21.454903	119,225	0.14%	12.10%
2014	0.10%	134,645	17.188872	2,314,396	0.14%	11.99%
2014	0.25%	36,206	19.433423	703,607	0.14%	11.82%
2013	0.00%	5,557	19.138600	106,353	0.22%	37.78%
2013	0.10%	100,233	15.348474	1,538,424	0.22%	37.64%
2013	0.25%	38,141	17.378745	662,843	0.22%	37.43%
2012	0.00%	5,557	13.890993	77,192	0.29%	19.46%
2012	0.10%	101,294	11.151220	1,129,552	0.29%	19.34%
2012	0.25%	38,843	12.645225	491,178	0.29%	19.16%
2011	0.00%	2	11.627899	23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
VIP Growth Portfolio - Service Class (FGS)
2014	0.00%	2,037,432	27.940410	56,926,685	0.10%	11.19%
2014	0.10%	166,327	18.053863	3,002,845	0.10%	11.08%
2014	0.20%	570,491	15.999907	9,127,803	0.10%	10.97%
2014	0.25%	1,256,208	15.887528	19,958,040	0.10%	10.91%
2013	0.00%	2,161,691	25.128956	54,321,038	0.19%	36.20%
2013	0.10%	147,168	16.253466	2,391,990	0.19%	36.07%
2013	0.20%	448,937	14.418752	6,473,111	0.19%	35.93%
2013	0.25%	1,165,701	14.324638	16,698,245	0.19%	35.86%
2012	0.00%	2,363,334	18.449661	43,602,711	0.49%	14.54%
2012	0.10%	187,801	11.945210	2,243,322	0.49%	14.43%
2012	0.20%	365,060	10.607405	3,872,339	0.49%	14.32%
2012	0.25%	1,242,450	10.543440	13,099,697	0.49%	14.26%
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
2010	0.00%	2,828,191	16.084224	45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class (FHIS)
2014	0.00%	249,244	$18.477945	$4,605,517	5.59%	1.07%
2014	0.10%	102,569	18.123527	1,858,912	5.59%	0.97%
2014	0.20%	111,476	22.952707	2,558,676	5.59%	0.87%
2014	0.25%	153,941	22.791590	3,508,560	5.59%	0.82%
2013	0.00%	277,170	18.281495	5,067,082	5.53%	5.87%
2013	0.10%	114,927	17.948800	2,062,802	5.53%	5.77%
2013	0.20%	113,321	22.754156	2,578,524	5.53%	5.66%
2013	0.25%	169,375	22.605727	3,828,845	5.53%	5.61%
2012	0.00%	317,308	17.267290	5,479,049	5.66%	14.20%
2012	0.10%	154,446	16.970006	2,620,950	5.66%	14.08%
2012	0.20%	117,282	21.534843	2,525,649	5.66%	13.97%
2012	0.25%	237,112	21.405070	5,075,399	5.66%	13.91%
2011	0.00%	369,835	15.120791	5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
VIP High Income Portfolio - Service Class R (FHISR)
2014	0.00%	262,020	15.400123	4,035,140	5.61%	0.99%
2013	0.00%	272,620	15.248691	4,157,098	5.27%	5.92%
2012	0.00%	338,588	14.396142	4,874,361	5.95%	14.10%
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
VIP Index 500 Portfolio - Initial Class (FIP)
2014	0.20%	1,871,207	16.303370	30,506,980	1.59%	13.34%
2014	0.25%	263,815	16.246449	4,286,057	1.59%	13.29%
2013	0.20%	1,997,333	14.384057	28,729,752	1.87%	31.98%
2013	0.25%	282,436	14.341001	4,050,415	1.87%	31.91%
2012	0.20%	2,260,976	10.898766	24,641,848	2.18%	15.68%
2012	0.25%	321,163	10.871578	3,491,549	2.18%	15.63%
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%
2010	0.20%	2,378,076	9.251418	22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.00%	671,792	$16.750978	$11,253,173	4.79%	5.75%
2014	0.10%	4,337,743	16.556719	71,818,792	4.79%	5.65%
2014	0.20%	972,633	16.364659	15,916,807	4.79%	5.54%
2014	0.25%	3,255,181	16.269506	52,960,187	4.79%	5.49%
2013	0.00%	699,476	15.839600	11,079,420	2.51%	-1.89%
2013	0.10%	51,496	15.671570	807,023	2.51%	-1.99%
2013	0.20%	294,722	15.505270	4,569,744	2.51%	-2.09%
2013	0.25%	1,320,728	15.422822	20,369,353	2.51%	-2.13%
2012	0.00%	803,619	16.144635	12,974,135	2.31%	5.77%
2012	0.10%	108,259	15.989351	1,730,991	2.31%	5.66%
2012	0.20%	196,470	15.835518	3,111,204	2.31%	5.56%
2012	0.25%	982,289	15.759183	15,480,072	2.31%	5.50%
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.00%	730,974	43.589036	31,862,452	0.16%	6.20%
2014	0.10%	53,133	43.083440	2,289,152	0.16%	6.09%
2014	0.20%	93,579	42.583780	3,984,948	0.16%	5.98%
2014	0.25%	286,504	42.336098	12,129,461	0.16%	5.93%
2013	0.00%	780,720	41.045629	32,045,143	0.40%	36.06%
2013	0.10%	47,653	40.610146	1,935,195	0.40%	35.93%
2013	0.20%	90,859	40.179329	3,650,654	0.40%	35.79%
2013	0.25%	295,285	39.965614	11,801,246	0.40%	35.72%
2012	0.00%	839,496	30.166927	25,325,015	0.50%	14.75%
2012	0.10%	58,544	29.876704	1,749,102	0.50%	14.64%
2012	0.20%	195,159	29.589302	5,774,619	0.50%	14.52%
2012	0.25%	290,111	29.446618	8,542,788	0.50%	14.46%
2011	0.00%	954,537	26.289170	25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2014	0.00%	245,528	$20.835912	$5,115,800	1.18%	-8.16%
2014	0.10%	64,349	17.621551	1,133,929	1.18%	-8.25%
2014	0.20%	21,075	15.653432	329,896	1.18%	-8.34%
2014	0.25%	196,072	15.543521	3,047,649	1.18%	-8.39%
2013	0.00%	276,825	22.687278	6,280,406	1.01%	30.38%
2013	0.10%	55,959	19.206513	1,074,777	1.01%	30.25%
2013	0.20%	21,884	17.078445	373,745	1.01%	30.12%
2013	0.25%	233,249	16.967020	3,957,540	1.01%	30.05%
2012	0.00%	311,831	17.401474	5,426,319	1.63%	20.54%
2012	0.10%	75,393	14.746394	1,111,775	1.63%	20.42%
2012	0.20%	130,929	13.125608	1,718,523	1.63%	20.30%
2012	0.25%	380,826	13.046486	4,968,441	1.63%	20.24%
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
2010	0.00%	444,043	17.440640	7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.00%	677,999	16.555209	11,224,415	1.22%	-8.18%
2013	0.00%	711,787	18.029345	12,833,053	1.29%	30.30%
2012	0.00%	771,330	13.836689	10,672,653	1.81%	20.67%
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.00%	149,991	26.632186	3,994,588	0.96%	6.69%
2014	0.10%	60,267	26.296890	1,584,835	0.96%	6.59%
2013	0.00%	151,791	24.961619	3,788,949	0.85%	30.44%
2013	0.10%	56,803	24.672018	1,401,445	0.85%	30.31%
2013	0.25%	280	24.243855	6,788	0.85%	30.12%
2012	0.00%	164,712	19.135795	3,151,895	0.49%	27.10%
2012	0.10%	49,718	18.932701	941,296	0.49%	26.97%
2012	0.25%	50	18.632032	932	0.49%	26.78%
2011	0.00%	190,137	15.055580	2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2014	0.20%	6,338	12.677492	80,350	2.81%	3.98%
2014	0.25%	892	12.651661	11,285	2.81%	3.92%
2013	0.20%	2,142	12.192614	26,117	0.05%	9.38%
2013	0.25%	302	12.173858	3,677	0.05%	9.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2014	0.00%	35,710	$14.029245	$500,984	1.73%	4.63%
2014	0.20%	186,893	13.843476	2,587,249	1.73%	4.42%
2014	0.25%	437,977	13.797401	6,042,944	1.73%	4.37%
2013	0.00%	29,469	13.408840	395,145	2.10%	14.24%
2013	0.20%	135,132	13.257768	1,791,549	2.10%	14.02%
2013	0.25%	396,134	13.220251	5,236,991	2.10%	13.96%
2012	0.00%	33,712	11.737104	395,681	2.15%	12.13%
2012	0.20%	109,872	11.628088	1,277,601	2.15%	11.91%
2012	0.25%	247,648	11.600978	2,872,959	2.15%	11.85%
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2014	0.00%	47,263	14.409981	681,059	1.78%	4.98%
2014	0.20%	211,266	14.219157	3,004,024	1.78%	4.77%
2014	0.25%	511,302	14.171815	7,246,077	1.78%	4.72%
2013	0.00%	24,732	13.726450	339,483	1.91%	19.89%
2013	0.20%	154,136	13.571790	2,091,901	1.91%	19.65%
2013	0.25%	407,075	13.533368	5,509,096	1.91%	19.59%
2012	0.00%	10,423	11.449402	119,337	2.04%	14.97%
2012	0.20%	133,774	11.343045	1,517,405	2.04%	14.74%
2012	0.25%	449,159	11.316590	5,082,948	2.04%	14.68%
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
2010	0.00%	2,126	10.188758	21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2014	0.00%	20,066	15.895413	318,957	1.51%	4.83%
2014	0.20%	113,996	15.747863	1,795,193	1.51%	4.62%
2014	0.25%	224,848	15.711192	3,532,630	1.51%	4.57%
2013	0.00%	10,769	15.162791	163,288	1.68%	25.16%
2013	0.20%	116,880	15.052125	1,759,292	1.68%	24.91%
2013	0.25%	197,150	15.024583	2,962,097	1.68%	24.85%
2012	0.00%	5,672	12.114401	68,713	2.29%	16.88%
2012	0.20%	98,529	12.050049	1,187,279	2.29%	16.65%
2012	0.25%	154,501	12.034012	1,859,267	2.29%	16.59%
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.00%	390,265	17.195058	6,710,629	4.91%	4.62%
2013	0.00%	391,706	16.436367	6,438,224	6.32%	13.94%
2012	0.00%	397,235	14.425332	5,730,247	6.26%	12.65%
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.00%	599,977	$28.587626	$17,151,918	1.53%	9.01%
2013	0.00%	706,879	26.225783	18,538,455	1.74%	30.05%
2012	0.00%	689,703	20.165763	13,908,387	1.82%	12.18%
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.00%	292,511	36.558447	10,693,748	0.83%	0.88%
2013	0.00%	314,978	36.238435	11,414,310	1.50%	36.50%
2012	0.00%	363,138	26.547381	9,640,363	1.03%	18.75%
2011	0.00%	428,826	22.355324	9,586,544	0.90%	-3.53%
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.00%	41,699	22.486870	937,680	0.63%	0.57%
2014	0.10%	57,843	22.270557	1,288,196	0.63%	0.47%
2014	0.20%	50,845	22.056295	1,121,452	0.63%	0.37%
2014	0.25%	362,396	21.949861	7,954,542	0.63%	0.32%
2013	0.00%	51,881	22.359064	1,160,011	1.33%	36.24%
2013	0.10%	53,932	22.166142	1,195,464	1.33%	36.10%
2013	0.20%	33,005	21.974864	725,280	1.33%	35.97%
2013	0.25%	326,738	21.879759	7,148,949	1.33%	35.90%
2012	0.00%	34,591	16.411795	567,700	0.80%	18.39%
2012	0.10%	51,113	16.286455	832,450	0.80%	18.27%
2012	0.20%	37,175	16.162056	600,824	0.80%	18.15%
2012	0.25%	281,916	16.100162	4,538,893	0.80%	18.09%
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.00%	526	14.707440	7,736	2.43%	5.71%
2014	0.20%	258	14.503192	3,742	2.43%	5.50%
2014	0.25%	31,338	14.452565	452,914	2.43%	5.44%
2013	0.25%	20,950	13.706304	287,147	2.67%	27.30%
2012	0.25%	13,771	10.767244	148,276	1.98%	13.07%
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.00%	338,402	9.429267	3,190,883	1.50%	-5.71%	4/30/2014
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	0.00%	48,081	25.556124	1,228,764	2.07%	-10.89%
2013	0.00%	53,511	28.677989	1,534,588	2.56%	23.27%
2012	0.00%	58,522	23.263845	1,361,447	3.25%	18.60%
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
2010	0.00%	73,458	21.903633	1,608,997	2.06%	8.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.00%	283,449	$23.487098	$6,657,394	1.97%	-11.13%
2014	0.10%	53,353	23.199378	1,237,756	1.97%	-11.22%
2014	0.20%	149,945	22.915181	3,436,017	1.97%	-11.31%
2014	0.25%	600,484	22.774362	13,675,640	1.97%	-11.35%
2013	0.10%	48,250	26.131241	1,260,832	2.30%	22.85%
2013	0.20%	140,404	25.836981	3,627,615	2.30%	22.72%
2013	0.25%	454,085	25.691070	11,665,930	2.30%	22.66%
2012	0.10%	66,092	21.271368	1,405,867	3.00%	18.11%
2012	0.20%	123,690	21.052856	2,604,028	3.00%	18.00%
2012	0.25%	438,755	20.944427	9,189,472	3.00%	17.94%
2011	0.10%	85,706	18.009125	1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.00%	661,714	17.351083	11,481,455	3.71%	1.83%
2014	0.20%	17,502	17.100997	299,302	3.71%	1.63%
2014	0.25%	95,393	17.039030	1,625,404	3.71%	1.58%
2013	0.00%	84,791	17.038710	1,444,729	4.74%	1.63%
2013	0.10%	1,771,983	16.932405	30,003,934	4.74%	1.53%
2013	0.20%	147,053	16.826761	2,474,426	4.74%	1.43%
2013	0.25%	507,776	16.774170	8,517,521	4.74%	1.38%
2012	0.00%	84,202	16.765591	1,411,696	5.98%	15.07%
2012	0.10%	1,793,425	16.677654	29,910,122	5.98%	14.95%
2012	0.20%	156,660	16.590177	2,599,017	5.98%	14.84%
2012	0.25%	328,747	16.546601	5,439,645	5.98%	14.78%
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.00%	53,635	13.816935	741,071	2.78%	2.85%
2013	0.00%	50,080	13.434293	672,789	11.86%	23.77%
2012	0.00%	35,375	10.854248	383,969	2.65%	15.33%
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value - Institutional Shares (GVMCE)
2014	0.10%	106,860	$37.456078	$4,002,556	1.01%	13.46%
2014	0.20%	420,133	36.997381	15,543,821	1.01%	13.34%
2014	0.25%	1,195,314	36.770095	43,951,809	1.01%	13.29%
2013	0.10%	108,753	33.013548	3,590,322	0.90%	32.76%
2013	0.20%	449,693	32.641878	14,678,824	0.90%	32.63%
2013	0.25%	1,331,168	32.457572	43,206,481	0.90%	32.56%
2012	0.10%	112,359	24.867064	2,794,038	1.16%	18.35%
2012	0.20%	461,980	24.611687	11,370,107	1.16%	18.23%
2012	0.25%	1,269,357	24.484957	31,080,152	1.16%	18.17%
2011	0.10%	153,402	21.011696	3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
2010	0.10%	146,239	22.464900	3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2014	0.00%	614	13.346764	8,195	0.96%	6.93%
2014	0.25%	2,372	13.291252	31,527	0.96%	6.66%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2014	0.00%	2,197	15.463755	33,974	0.00%	11.10%
2014	0.20%	3,394	15.350803	52,101	0.00%	10.88%
2014	0.25%	76,911	15.322700	1,178,484	0.00%	10.82%
2013	0.00%	488	13.918867	6,792	0.00%	32.20%
2013	0.20%	242	13.844854	3,350	0.00%	31.93%
2013	0.25%	44,082	13.826415	609,496	0.00%	31.87%
2012	0.00%	489	10.529016	5,149	0.00%	19.43%
2012	0.20%	1,279	10.493978	13,422	0.00%	19.19%
2012	0.25%	2,990	10.485241	31,351	0.00%	19.13%
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2014	0.00%	20,708	19.438772	402,538	0.00%	4.08%
2014	0.20%	62,670	19.158457	1,200,661	0.00%	3.87%
2014	0.25%	389,558	19.088957	7,436,256	0.00%	3.82%
2013	0.00%	23,978	18.677023	447,838	0.04%	47.05%
2013	0.20%	18,438	18.444555	340,081	0.04%	46.76%
2013	0.25%	292,459	18.386845	5,377,398	0.04%	46.68%
2012	0.00%	10,013	12.701228	127,177	0.55%	19.43%
2012	0.20%	5,439	12.568213	68,359	0.55%	19.19%
2012	0.25%	153,537	12.535151	1,924,609	0.55%	19.13%
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Baron Growth Opportunities Fund Service Class (BNCAI)
2014	0.00%	757	$37.636200	$28,491	0.19%	4.85%
2014	0.10%	50,907	37.175266	1,892,481	0.19%	4.75%
2014	0.20%	73,864	36.719968	2,712,284	0.19%	4.65%
2014	0.25%	155,856	36.494324	5,687,859	0.19%	4.59%
2013	0.00%	4,120	35.893657	147,882	0.43%	40.06%
2013	0.10%	57,453	35.489539	2,038,980	0.43%	39.92%
2013	0.20%	74,980	35.089969	2,631,046	0.43%	39.78%
2013	0.25%	167,048	34.891789	5,828,604	0.43%	39.71%
2012	0.00%	11,944	25.626683	306,085	1.08%	18.24%
2012	0.10%	50,900	25.363489	1,291,002	1.08%	18.12%
2012	0.20%	73,243	25.102977	1,838,617	1.08%	18.01%
2012	0.25%	268,487	24.973675	6,705,107	1.08%	17.95%
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.00%	303,453	12.366084	3,752,525	1.76%	0.61%
2013	0.00%	290,095	12.291113	3,565,590	2.16%	0.62%
2012	0.00%	299,031	12.215764	3,652,892	2.92%	4.61%
2011	0.00%	328,162	11.677944	3,832,257	3.71%	0.29%
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
Guardian Portfolio - I Class Shares (AMGP)
2014	0.00%	2	35.810110	72	0.42%	9.03%
2014	0.10%	25,458	25.550826	650,473	0.42%	8.92%
2014	0.25%	18,192	23.306515	423,992	0.42%	8.76%
2013	0.00%	2	32.844952	66	0.89%	38.81%
2013	0.10%	34,493	23.458600	809,157	0.89%	38.68%
2013	0.25%	17,061	21.430183	365,620	0.89%	38.47%
2012	0.00%	2	23.661014	47	0.19%	12.73%
2012	0.10%	32,886	16.916121	556,304	0.19%	12.61%
2012	0.25%	16,445	15.476592	254,513	0.19%	12.44%
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
2010	0.00%	2	21.625604	43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	0.00%	26	$38.985620	$1,014	0.00%	7.58%
2014	0.10%	21,987	28.178168	619,553	0.00%	7.47%
2014	0.25%	111,193	20.263419	2,253,150	0.00%	7.31%
2013	0.00%	26	36.238273	942	0.00%	32.61%
2013	0.10%	20,959	26.218640	549,516	0.00%	32.48%
2013	0.25%	126,357	18.882587	2,385,947	0.00%	32.28%
2012	0.00%	26	27.326502	710	0.00%	12.41%
2012	0.10%	30,281	19.790674	599,281	0.00%	12.30%
2012	0.20%	28,206	14.361118	405,070	0.00%	12.19%
2012	0.25%	144,932	14.274567	2,068,842	0.00%	12.13%
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	0.00%	10,711	24.744866	265,042	0.79%	9.85%
2014	0.10%	31,934	22.851979	729,755	0.79%	9.74%
2014	0.20%	526	22.609799	11,893	0.79%	9.63%
2014	0.25%	7,433	22.451030	166,879	0.79%	9.58%
2013	0.00%	11,809	22.525541	266,004	0.91%	31.14%
2013	0.10%	32,225	20.823234	671,029	0.91%	31.00%
2013	0.20%	62	20.623170	1,279	0.91%	30.87%
2013	0.25%	5,150	20.488601	105,516	0.91%	30.81%
2012	0.00%	23,801	17.177285	408,837	0.37%	16.60%
2012	0.10%	70,527	15.895030	1,121,029	0.37%	16.48%
2012	0.20%	14,947	15.758064	235,536	0.37%	16.37%
2012	0.25%	35,172	15.663052	550,901	0.37%	16.31%
2011	0.00%	67,433	14.731931	993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
2010	0.00%	41,486	16.619507	689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2014	0.00%	1,798	$17.923567	$32,227	1.03%	13.84%
2014	0.20%	9,945	17.615410	175,185	1.03%	13.61%
2014	0.25%	295,953	17.539126	5,190,757	1.03%	13.55%
2013	0.00%	7,765	15.745045	122,260	1.23%	37.05%
2013	0.20%	8,149	15.505325	126,353	1.23%	36.78%
2013	0.25%	331,776	15.445906	5,124,581	1.23%	36.71%
2012	0.00%	17,798	11.488526	204,473	0.61%	15.53%
2012	0.20%	18,058	11.336243	204,710	0.61%	15.30%
2012	0.25%	345,057	11.298448	3,898,609	0.61%	15.24%
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.00%	52,697	22.147442	1,167,104	0.00%	3.47%
2014	0.10%	23,677	21.876057	517,959	0.00%	3.37%
2013	0.00%	56,346	21.404466	1,206,056	0.00%	45.83%
2013	0.10%	33,952	21.163352	718,538	0.00%	45.69%
2013	0.25%	55,402	20.806928	1,152,745	0.00%	45.47%
2012	0.00%	46,332	14.677347	680,031	0.00%	8.82%
2012	0.10%	24,811	14.526513	360,417	0.00%	8.71%
2012	0.25%	43,912	14.303271	628,085	0.00%	8.55%
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%
2010	0.00%	64,200	13.632145	875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.00%	85,955	29.278575	2,516,640	0.35%	10.38%
2013	0.00%	113,615	26.524850	3,013,621	0.70%	37.60%
2012	0.00%	122,284	19.276454	2,357,202	0.22%	10.98%
2011	0.00%	149,636	17.369356	2,599,081	0.33%	-3.08%
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2014	0.00%	1,841	$29.569631	$54,438	0.46%	15.41%
2014	0.10%	96,346	21.942069	2,114,031	0.46%	15.29%
2014	0.20%	164,915	16.938249	2,793,371	0.46%	15.18%
2014	0.25%	651,421	16.819373	10,956,493	0.46%	15.12%
2013	0.00%	5,440	25.621769	139,382	0.96%	29.74%
2013	0.10%	99,103	19.031580	1,886,087	0.96%	29.61%
2013	0.20%	198,892	14.706184	2,924,942	0.96%	29.48%
2013	0.25%	858,585	14.610271	12,544,160	0.96%	29.42%
2012	0.00%	5,166	19.748680	102,022	0.68%	14.12%
2012	0.10%	176,975	14.683780	2,598,662	0.68%	14.00%
2012	0.20%	230,041	11.357880	2,612,778	0.68%	13.89%
2012	0.25%	1,112,014	11.289439	12,554,014	0.68%	13.83%
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.00%	1,535,969	22.500054	34,559,385	1.18%	2.29%
2014	0.10%	147,460	22.172449	3,269,549	1.18%	2.19%
2014	0.20%	535,177	21.849570	11,693,387	1.18%	2.09%
2014	0.25%	1,239,304	21.689951	26,880,443	1.18%	2.04%
2013	0.00%	655,038	21.995829	14,408,104	1.38%	27.31%
2013	0.10%	160,123	21.697248	3,474,228	1.38%	27.18%
2013	0.20%	555,413	21.402683	11,887,328	1.38%	27.05%
2013	0.25%	1,347,166	21.256957	28,636,650	1.38%	26.99%
2012	0.00%	615,521	17.277884	10,634,900	2.20%	21.26%
2012	0.10%	182,390	17.060376	3,111,642	2.20%	21.14%
2012	0.20%	561,713	16.845594	9,462,389	2.20%	21.02%
2012	0.25%	1,374,849	16.739250	23,013,941	2.20%	20.96%
2011	0.00%	655,037	14.248076	9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
2010	0.00%	722,666	15.535921	11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.00%	13,154	10.743878	141,325	1.26%	-7.22%
2014	0.20%	42,945	10.708102	459,859	1.26%	-7.40%
2014	0.25%	234,504	10.699175	2,508,999	1.26%	-7.45%
2013	0.00%	8,286	11.579816	95,950	0.00%	15.80%	5/1/2013
2013	0.25%	43,041	11.560498	497,575	0.00%	15.60%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.00%	1,135,763	$23.392433	$26,568,260	0.83%	10.70%
2014	0.10%	38,139	21.213986	809,080	0.83%	10.59%
2014	0.20%	101,811	19.987148	2,034,912	0.83%	10.48%
2014	0.25%	132,754	19.846809	2,634,743	0.83%	10.43%
2013	0.00%	1,232,141	21.130785	26,036,107	1.10%	31.77%
2013	0.10%	40,435	19.182117	775,629	1.10%	31.64%
2013	0.20%	103,496	18.090869	1,872,333	1.10%	31.51%
2013	0.25%	150,907	17.972825	2,712,225	1.10%	31.44%
2012	0.00%	1,360,860	16.035812	21,822,495	0.95%	16.87%
2012	0.10%	65,319	14.571543	951,799	0.95%	16.75%
2012	0.20%	104,207	13.756324	1,433,505	0.95%	16.64%
2012	0.25%	143,770	13.673391	1,965,823	0.95%	16.58%
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.00%	181,616	39.650231	7,201,116	0.85%	11.93%
2013	0.00%	188,218	35.423066	6,667,259	0.96%	41.01%
2012	0.00%	174,944	25.120110	4,394,613	0.57%	17.99%
2011	0.00%	194,582	21.290587	4,142,765	0.60%	-2.21%
2010	0.00%	216,746	21.772215	4,719,041	0.66%	23.41%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.00%	849,184	24.509933	20,813,443	0.00%	5.78%
2014	0.10%	40,296	19.435116	783,157	0.00%	5.68%
2014	0.20%	124,383	13.360573	1,661,828	0.00%	5.57%
2014	0.25%	261,739	13.266808	3,472,441	0.00%	5.52%
2013	0.00%	936,477	23.169692	21,697,884	0.01%	35.98%
2013	0.10%	44,406	18.390755	816,660	0.01%	35.85%
2013	0.20%	125,659	12.655279	1,590,250	0.01%	35.71%
2013	0.25%	316,259	12.572760	3,976,249	0.01%	35.64%
2012	0.00%	1,048,321	17.038569	17,861,890	0.00%	16.45%
2012	0.10%	88,192	13.537746	1,193,921	0.00%	16.33%
2012	0.20%	111,690	9.325083	1,041,519	0.00%	16.21%
2012	0.25%	338,977	9.268905	3,141,946	0.00%	16.16%
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.00%	1,555,119	$13.684412	$21,280,889	4.50%	2.84%
2013	0.00%	977,067	13.306658	13,001,496	2.82%	-0.13%
2012	0.00%	140,055	13.324261	1,866,129	6.52%	13.53%
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.00%	72,319	18.472398	1,335,905	5.30%	0.47%
2014	0.10%	67,637	18.276541	1,236,170	5.30%	0.37%
2014	0.20%	892,177	18.082702	16,132,971	5.30%	0.27%
2014	0.25%	481,742	17.986638	8,664,919	5.30%	0.22%
2013	0.00%	76,642	18.385298	1,409,086	4.71%	0.27%
2013	0.10%	67,026	18.208568	1,220,447	4.71%	0.17%
2013	0.20%	884,021	18.033470	15,941,966	4.71%	0.07%
2013	0.25%	438,349	17.946634	7,866,889	4.71%	0.02%
2012	0.00%	69,786	18.335213	1,279,541	6.62%	14.95%
2012	0.10%	113,326	18.177131	2,059,942	6.62%	14.83%
2012	0.20%	819,406	18.020366	14,765,996	6.62%	14.72%
2012	0.25%	417,817	17.942540	7,496,698	6.62%	14.66%
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2014	0.00%	4,998	7.430399	37,137	0.16%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.00%	70,194	13.003154	912,743	2.13%	0.40%
2014	0.20%	10,297	12.830742	132,118	2.13%	0.20%
2014	0.25%	25,873	12.787931	330,862	2.13%	0.15%
2013	0.00%	189,931	12.951148	2,459,824	1.83%	-6.47%
2013	0.20%	16,214	12.805034	207,621	1.83%	-6.66%
2013	0.25%	24,994	12.768718	319,141	1.83%	-6.71%
2012	0.00%	120,480	13.847565	1,668,355	5.68%	5.50%
2012	0.20%	8,978	13.718780	123,167	5.68%	5.29%
2012	0.25%	24,563	13.686738	336,187	5.68%	5.24%
2011	0.00%	171,174	13.125598	2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2014	0.20%	8,460	$15.137243	$128,061	2.26%	23.76%
2014	0.25%	159,473	15.101845	2,408,337	2.26%	23.70%
2013	0.20%	9,699	12.231097	118,629	2.48%	-13.12%
2013	0.25%	137,559	12.208622	1,679,406	2.48%	-13.17%
2012	0.20%	7,044	14.078727	99,171	2.14%	4.23%
2012	0.25%	22,192	14.059896	312,017	2.14%	4.18%
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.00%	545,813	15.340739	8,373,175	1.13%	0.85%
2014	0.10%	91,354	15.152711	1,384,261	1.13%	0.75%
2014	0.20%	1,232,779	14.966804	18,450,762	1.13%	0.65%
2014	0.25%	2,445,685	14.874647	36,378,701	1.13%	0.60%
2013	0.00%	599,017	15.211610	9,112,013	1.42%	-0.13%
2013	0.10%	64,906	15.040207	976,200	1.42%	-0.23%
2013	0.20%	1,009,790	14.870553	15,016,136	1.42%	-0.33%
2013	0.25%	2,570,791	14.786404	38,012,754	1.42%	-0.38%
2012	0.00%	560,741	15.231801	8,541,095	1.93%	5.86%
2012	0.10%	92,267	15.075249	1,390,948	1.93%	5.75%
2012	0.20%	753,896	14.920147	11,248,239	1.93%	5.64%
2012	0.25%	2,019,223	14.843142	29,971,614	1.93%	5.59%
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%
2010	0.00%	593,471	14.231338	8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	0.00%	229,487	18.914047	4,340,528	1.42%	3.09%
2014	0.10%	663,184	18.682045	12,389,633	1.42%	2.99%
2014	0.20%	1,304,101	18.452610	24,064,067	1.42%	2.89%
2014	0.25%	3,010,962	18.338895	55,217,716	1.42%	2.83%
2013	0.00%	200,378	18.346890	3,676,313	1.64%	-9.22%
2013	0.10%	635,819	18.139980	11,533,744	1.64%	-9.31%
2013	0.20%	1,459,266	17.935163	26,172,174	1.64%	-9.40%
2013	0.25%	3,114,447	17.833569	55,541,705	1.64%	-9.44%
2012	0.00%	209,319	20.209690	4,230,272	1.08%	8.75%
2012	0.10%	815,660	20.001770	16,314,644	1.08%	8.65%
2012	0.20%	1,601,513	19.795748	31,703,148	1.08%	8.54%
2012	0.25%	3,264,904	19.693483	64,297,331	1.08%	8.48%
2011	0.00%	156,159	18.582806	2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.00%	954,265	$19.753234	$18,849,820	1.89%	4.27%
2014	0.10%	170,286	19.510917	3,322,436	1.89%	4.17%
2014	0.20%	2,407,163	19.271323	46,389,216	1.89%	4.06%
2014	0.25%	5,240,087	19.152556	100,361,060	1.89%	4.01%
2013	0.00%	1,229,798	18.944143	23,297,469	2.20%	-1.96%
2013	0.10%	7,535,646	18.730486	141,146,312	2.20%	-2.05%
2013	0.20%	6,310,698	18.519021	116,867,949	2.20%	-2.15%
2013	0.25%	7,595,063	18.414109	139,856,318	2.20%	-2.20%
2012	0.00%	1,063,702	19.322000	20,552,850	2.57%	9.60%
2012	0.10%	7,558,546	19.123203	144,543,610	2.57%	9.49%
2012	0.20%	5,681,063	18.926252	107,521,230	2.57%	9.38%
2012	0.25%	8,600,586	18.828467	161,935,850	2.57%	9.33%
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%
2010	0.00%	335,164	17.016112	5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2014	0.00%	82,712	6.510861	538,526	0.61%	-12.56%
2014	0.20%	22,556	6.416942	144,741	0.61%	-12.73%
2014	0.25%	22,013	6.393641	140,743	0.61%	-12.77%
2013	0.00%	89,831	7.445671	668,852	1.13%	-1.97%
2013	0.20%	21,081	7.352970	155,008	1.13%	-2.16%
2013	0.25%	87,169	7.329950	638,944	1.13%	-2.21%
2012	0.00%	86,867	7.594935	659,749	0.49%	11.97%
2012	0.20%	19,785	7.515397	148,692	0.49%	11.74%
2012	0.25%	102,575	7.495622	768,863	0.49%	11.69%
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2014	0.00%	18,863	$27.296605	$514,896	4.72%	0.08%
2014	0.10%	41,898	26.962029	1,129,655	4.72%	-0.02%
2014	0.20%	59,086	26.631228	1,573,533	4.72%	-0.12%
2014	0.25%	85,105	26.467236	2,252,494	4.72%	-0.17%
2013	0.00%	26,218	27.273471	715,056	5.22%	12.05%
2013	0.10%	39,233	26.966149	1,057,963	5.22%	11.94%
2013	0.20%	65,562	26.661993	1,748,014	5.22%	11.83%
2013	0.25%	107,242	26.511090	2,843,102	5.22%	11.77%
2012	0.00%	16,595	24.339598	403,916	5.53%	16.05%
2012	0.10%	43,266	24.089443	1,042,254	5.53%	15.93%
2012	0.20%	103,936	23.841601	2,478,001	5.53%	15.81%
2012	0.25%	156,382	23.718546	3,709,154	5.53%	15.76%
2011	0.00%	12,611	20.973952	264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.00%	44,044	24.581005	1,082,646	1.18%	10.73%
2013	0.00%	44,765	22.198468	993,714	1.71%	35.68%
2012	0.00%	46,906	16.361335	767,445	1.65%	19.14%
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
2010	0.00%	54,238	14.401578	781,113	1.61%	14.38%
VT International Equity Fund: Class IB (PVTIGB)
2014	0.00%	51,810	21.460987	1,111,894	0.87%	-6.78%
2013	0.00%	49,608	23.021172	1,142,034	1.43%	28.07%
2012	0.00%	53,095	17.975464	954,407	2.17%	21.92%
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
VT Small Cap Value Fund: Class IB (PVTSCB)
2014	0.00%	2,851	14.481041	41,285	0.32%	3.43%
2014	0.20%	6,191	14.272216	88,359	0.32%	3.23%
2014	0.25%	42,688	14.220451	607,043	0.32%	3.18%
2013	0.20%	188	13.825972	2,599	0.78%	39.33%
2013	0.25%	532	13.782720	7,332	0.78%	39.26%
2012	0.20%	170	9.923349	1,687	0.38%	17.25%
2012	0.25%	129	9.897245	1,277	0.38%	17.19%
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
VT Voyager Fund: Class IB (PVTVB)
2014	0.00%	59,171	27.009337	1,598,169	0.74%	9.72%
2013	0.00%	80,179	24.616350	1,973,714	0.75%	43.72%
2012	0.00%	66,439	17.127486	1,137,933	0.33%	14.23%
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Growth and Income Fund - Series I Shares (ACGI)
2014	0.00%	727	$17.160094	$12,475	1.85%	10.28%
2014	0.20%	58,679	17.000821	997,591	1.85%	10.06%
2014	0.25%	252,618	16.961219	4,284,709	1.85%	10.00%
2013	0.00%	3,812	15.560488	59,317	1.50%	34.08%
2013	0.20%	49,108	15.446928	758,568	1.50%	33.81%
2013	0.25%	233,125	15.418659	3,594,475	1.50%	33.75%
2012	0.00%	3,942	11.605231	45,748	1.77%	14.63%
2012	0.20%	53,399	11.543577	616,415	1.77%	14.40%
2012	0.25%	248,897	11.528209	2,869,337	1.77%	14.35%
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.00%	74,837	14.816518	1,108,824	0.04%	8.44%
2013	0.00%	86,923	13.663384	1,187,662	0.43%	40.14%
2012	0.00%	82,490	9.750071	804,283	0.00%	-2.50%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2014	0.10%	19,122	21.892482	418,628	1.44%	6.51%
2014	0.25%	5,847	21.491385	125,660	1.44%	6.35%
2013	0.10%	20,420	20.553942	419,711	1.18%	33.62%
2013	0.25%	5,454	20.207669	110,213	1.18%	33.42%
2012	0.10%	26,222	15.382303	403,355	1.42%	17.59%
2012	0.20%	7,061	15.224250	107,498	1.42%	17.47%
2012	0.25%	11,903	15.145833	180,281	1.42%	17.41%
2011	0.10%	31,813	13.081814	416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
2010	0.10%	24,967	13.506772	337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
VI High Yield Fund - Series I Shares (AVHY1)
2014	0.00%	25,380	13.681814	347,244	4.12%	1.73%
2014	0.20%	804,677	13.554885	10,907,304	4.12%	1.52%
2014	0.25%	313,696	13.523295	4,242,204	4.12%	1.47%
2013	0.00%	27,374	13.449619	368,170	4.58%	7.01%
2013	0.20%	491,572	13.351532	6,563,239	4.58%	6.79%
2013	0.25%	262,672	13.327070	3,500,648	4.58%	6.74%
2012	0.00%	44,319	12.568827	557,038	5.34%	17.17%
2012	0.20%	480,979	12.502127	6,013,261	5.34%	16.94%
2012	0.25%	265,785	12.485469	3,318,450	5.34%	16.88%
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI International Growth Fund - Series I Shares (AVIE)
2014	0.00%	66,676	$24.249478	$1,616,858	1.60%	0.33%
2014	0.10%	82,501	23.992303	1,979,389	1.60%	0.23%
2014	0.20%	955,052	23.737932	22,670,959	1.60%	0.13%
2014	0.25%	1,371,702	23.611714	32,388,235	1.60%	0.08%
2013	0.00%	54,300	24.169304	1,312,393	1.27%	19.01%
2013	0.10%	70,645	23.936914	1,691,023	1.27%	18.89%
2013	0.20%	885,594	23.706829	20,994,626	1.27%	18.78%
2013	0.25%	1,326,445	23.592587	31,294,269	1.27%	18.72%
2012	0.00%	48,490	20.308142	984,742	1.49%	15.53%
2012	0.10%	81,123	20.132993	1,633,249	1.49%	15.42%
2012	0.20%	840,837	19.959406	16,782,607	1.49%	15.30%
2012	0.25%	1,152,480	19.873147	22,903,404	1.49%	15.24%
2011	0.00%	43,155	17.577932	758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
2010	0.00%	39,185	18.848465	738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.00%	6,784	20.177063	136,881	0.04%	4.43%
2014	0.20%	952	19.792988	18,843	0.04%	4.23%
2014	0.25%	14,528	19.737015	286,739	0.04%	4.17%
2013	0.00%	5,832	19.320302	112,676	0.71%	28.81%
2013	0.20%	852	18.990489	16,180	0.71%	28.56%
2013	0.25%	64,646	18.946248	1,224,799	0.71%	28.49%
2012	0.00%	1,022	14.998642	15,329	0.10%	10.96%
2012	0.20%	1,119	14.772087	16,530	0.10%	10.73%
2012	0.25%	64,406	14.745046	949,669	0.10%	10.68%
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2014	0.00%	35,744	$31.036487	$1,109,368	0.00%	-3.58%
2014	0.10%	47,661	30.656252	1,461,108	0.00%	-3.67%
2014	0.20%	62,640	30.280703	1,896,783	0.00%	-3.77%
2014	0.25%	226,349	30.094665	6,811,897	0.00%	-3.82%
2013	0.00%	38,195	32.188216	1,229,429	0.41%	20.99%
2013	0.10%	64,300	31.825701	2,046,393	0.41%	20.87%
2013	0.20%	118,915	31.467281	3,741,932	0.41%	20.74%
2013	0.25%	582,002	31.289594	18,210,606	0.41%	20.68%
2012	0.00%	67,566	26.604902	1,797,587	0.00%	7.60%
2012	0.10%	93,666	26.331578	2,466,374	0.00%	7.50%
2012	0.20%	378,057	26.061067	9,852,569	0.00%	7.39%
2012	0.25%	990,487	25.926857	25,680,215	0.00%	7.34%
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
2010	0.00%	31,852	28.128399	895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	161,683	12.886131	2,083,468	0.10%	12.27%
2012	0.25%	22,966	12.853991	295,205	0.10%	12.22%
2011	0.20%	179,386	11.477349	2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.00%	75,501	10.461335	789,841	0.00%	4.66%
2013	0.00%	16,822	9.995608	168,146	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2014	0.00%	90,419	$27.066173	$2,447,296	1.51%	7.10%
2014	0.10%	87,057	26.734651	2,327,439	1.51%	7.00%
2014	0.20%	805,198	26.407148	21,262,983	1.51%	6.89%
2014	0.25%	1,825,196	26.244959	47,902,194	1.51%	6.84%
2013	0.00%	91,799	25.271092	2,319,861	1.33%	29.41%
2013	0.10%	88,850	24.986539	2,220,054	1.33%	29.28%
2013	0.20%	769,502	24.705147	19,010,660	1.33%	29.15%
2013	0.25%	1,948,099	24.565685	47,856,386	1.33%	29.08%
2012	0.00%	86,712	19.528615	1,693,365	1.93%	16.92%
2012	0.10%	120,639	19.328030	2,331,714	1.93%	16.81%
2012	0.20%	731,656	19.129466	13,996,189	1.93%	16.69%
2012	0.25%	1,843,354	19.030987	35,080,846	1.93%	16.63%
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%
2010	0.00%	78,807	16.874180	1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
Health Sciences Portfolio - II (TRHS2)
2014	0.00%	459,906	30.816119	14,172,518	0.00%	31.22%
2014	0.20%	489,466	30.388207	14,873,994	0.00%	30.96%
2014	0.25%	69,008	30.282174	2,089,712	0.00%	30.90%
2013	0.00%	400,032	23.483805	9,394,273	0.00%	50.51%
2013	0.20%	436,725	23.204014	10,133,773	0.00%	50.21%
2013	0.25%	61,756	23.134613	1,428,701	0.00%	50.14%
2012	0.00%	284,958	15.602728	4,446,122	0.00%	31.00%
2012	0.20%	350,332	15.447653	5,411,807	0.00%	30.74%
2012	0.25%	49,763	15.409140	766,805	0.00%	30.67%
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
Limited-Term Bond Portfolio (TRLT1)
2014	0.00%	42,914	10.453199	448,589	1.25%	0.64%
2014	0.20%	102,490	10.368069	1,062,623	1.25%	0.44%
2014	0.25%	1,509,078	10.346826	15,614,167	1.25%	0.39%
2013	0.00%	30,577	10.387051	317,605	1.44%	0.13%
2013	0.20%	32,627	10.323098	336,812	1.44%	-0.07%
2013	0.25%	1,352,892	10.307121	13,944,422	1.44%	-0.12%
2012	0.00%	2,310	10.373567	23,963	2.05%	2.47%
2012	0.20%	25,459	10.330359	263,001	2.05%	2.27%
2012	0.25%	203,070	10.319545	2,095,590	2.05%	2.22%
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - II (TRMCG2)
2014	0.10%	100,601	$45.278398	$4,555,052	0.00%	12.71%
2014	0.20%	152,909	44.723754	6,838,665	0.00%	12.60%
2014	0.25%	517,115	44.449051	22,985,271	0.00%	12.54%
2013	0.10%	60,960	40.172418	2,448,911	0.00%	36.26%
2013	0.20%	160,278	39.720006	6,366,243	0.00%	36.12%
2013	0.25%	546,346	39.495765	21,578,353	0.00%	36.06%
2012	0.10%	89,523	29.482112	2,639,327	0.00%	13.50%
2012	0.20%	171,631	29.179226	5,008,060	0.00%	13.39%
2012	0.25%	553,994	29.028993	16,081,888	0.00%	13.33%
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
New America Growth Portfolio (TRNAG1)
2014	0.00%	233,907	25.804892	6,035,945	0.00%	9.33%
2014	0.10%	94,932	25.531238	2,423,731	0.00%	9.22%
2014	0.20%	414,559	25.260493	10,471,965	0.00%	9.12%
2014	0.25%	962,458	25.126185	24,182,898	0.00%	9.06%
2013	0.00%	270,582	23.601929	6,386,257	0.00%	38.01%
2013	0.10%	82,829	23.375000	1,936,128	0.00%	37.87%
2013	0.20%	377,638	23.150264	8,742,419	0.00%	37.73%
2013	0.25%	1,120,051	23.038679	25,804,495	0.00%	37.66%
2012	0.00%	180,354	17.101805	3,084,379	0.56%	13.12%
2012	0.10%	111,088	16.954305	1,883,420	0.56%	13.01%
2012	0.20%	373,039	16.808089	6,270,073	0.56%	12.89%
2012	0.25%	1,386,355	16.735434	23,201,253	0.56%	12.84%
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
2010	0.00%	39,759	15.281652	607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
Personal Strategy Balanced Portfolio (TRPSB1)
2014	0.00%	37,513	16.343094	613,078	1.68%	5.20%
2014	0.20%	28,527	16.080089	458,717	1.68%	4.99%
2014	0.25%	189,914	16.015007	3,041,474	1.68%	4.94%
2013	0.00%	36,734	15.535370	570,676	1.53%	17.93%
2013	0.20%	39,811	15.315966	609,744	1.53%	17.69%
2013	0.25%	174,269	15.261599	2,659,624	1.53%	17.63%
2012	0.00%	31,059	13.173531	409,157	1.90%	15.14%
2012	0.20%	28,866	13.013475	375,647	1.90%	14.91%
2012	0.25%	246,963	12.973754	3,204,037	1.90%	14.86%
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio (TRBCGP)
2014	0.00%	386,335	$15.641455	$6,042,842	0.00%	9.17%
2014	0.20%	222,445	15.573952	3,464,348	0.00%	8.95%
2014	0.25%	1,167,901	15.557128	18,169,185	0.00%	8.89%
2013	0.00%	3,054	14.327937	43,758	0.08%	41.15%
2013	0.20%	58,866	14.294661	841,470	0.08%	40.87%
2013	0.25%	516,728	14.286363	7,382,164	0.08%	40.80%
2012	0.20%	7,713	10.147317	78,266	0.14%	1.47%	11/1/2012
2012	0.25%	174	10.146488	1,765	0.14%	1.46%	11/1/2012
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.00%	183,449	36.831198	6,756,646	0.51%	-0.41%
2014	0.10%	73,835	49.606579	3,662,702	0.51%	-0.51%
2014	0.20%	49,271	45.535927	2,243,601	0.51%	-0.61%
2014	0.25%	29,770	45.216234	1,346,087	0.51%	-0.66%
2013	0.00%	198,610	36.984403	7,345,472	1.64%	12.02%
2013	0.10%	69,802	49.862781	3,480,522	1.64%	11.91%
2013	0.20%	50,086	45.816921	2,294,786	1.64%	11.80%
2013	0.25%	35,687	45.518029	1,624,402	1.64%	11.74%
2012	0.00%	233,193	33.015883	7,699,073	0.00%	29.81%
2012	0.10%	100,026	44.556901	4,456,849	0.00%	29.68%
2012	0.20%	51,472	40.982513	2,109,452	0.00%	29.55%
2012	0.25%	36,430	40.735521	1,483,995	0.00%	29.48%
2011	0.00%	259,894	25.434462	6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.00%	228,126	33.865332	7,725,563	0.10%	-19.10%
2014	0.10%	46,249	46.830973	2,165,886	0.10%	-19.18%
2014	0.20%	295,856	39.616337	11,720,731	0.10%	-19.26%
2014	0.25%	239,662	39.338254	9,427,885	0.10%	-19.30%
2013	0.00%	248,878	41.861897	10,418,505	0.72%	10.53%
2013	0.10%	175,802	57.947139	10,187,223	0.72%	10.42%
2013	0.20%	262,074	49.069131	12,859,743	0.72%	10.31%
2013	0.25%	191,138	48.749119	9,317,809	0.72%	10.26%
2012	0.00%	252,881	37.872414	9,577,214	0.60%	3.39%
2012	0.10%	250,656	52.477156	13,153,714	0.60%	3.28%
2012	0.20%	277,367	44.481659	12,337,744	0.60%	3.18%
2012	0.25%	175,480	44.213670	7,758,615	0.60%	3.13%
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
2010	0.00%	273,628	43.844278	11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Balanced Portfolio (VVB)
2014	0.20%	388,098	$16.082364	$6,241,533	2.09%	9.62%
2014	0.25%	54,717	16.026202	876,906	2.09%	9.57%
2013	0.20%	366,739	14.670654	5,380,301	2.15%	19.64%
2013	0.25%	51,859	14.626745	758,528	2.15%	19.59%
2012	0.20%	325,615	12.261822	3,992,633	2.42%	12.34%
2012	0.25%	46,252	12.231242	565,719	2.42%	12.28%
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2014	0.20%	942,404	15.258791	14,379,946	2.20%	9.61%
2014	0.25%	132,866	15.205509	2,020,295	2.20%	9.56%
2013	0.20%	1,045,033	13.920807	14,547,703	2.14%	29.14%
2013	0.25%	147,775	13.879141	2,050,990	2.14%	29.07%
2012	0.20%	1,103,096	10.779851	11,891,211	0.80%	16.27%
2012	0.25%	156,691	10.752951	1,684,891	0.80%	16.21%
2011	0.20%	208,325	9.271686	1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
Variable Insurance Fund - International Portfolio (VVI)
2014	0.20%	346,821	10.863639	3,767,738	1.47%	-6.24%
2014	0.25%	48,897	10.825716	529,345	1.47%	-6.29%
2013	0.20%	410,243	11.586961	4,753,470	1.38%	23.01%
2013	0.25%	58,011	11.552291	670,160	1.38%	22.95%
2012	0.20%	412,707	9.419580	3,887,527	2.10%	19.90%
2012	0.25%	58,623	9.396076	550,826	2.10%	19.84%
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2014	0.20%	809,589	17.817703	14,425,016	0.93%	13.37%
2014	0.25%	114,141	17.755513	2,026,632	0.93%	13.31%
2013	0.20%	889,050	15.716890	13,973,101	0.97%	34.66%
2013	0.25%	125,717	15.669871	1,969,969	0.97%	34.59%
2012	0.20%	702,845	11.671636	8,203,351	1.08%	15.58%
2012	0.25%	99,836	11.642534	1,162,344	1.08%	15.53%
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2014	0.20%	486,210	$17.444189	$8,481,539	2.98%	29.85%
2014	0.25%	68,449	17.408681	1,191,607	2.98%	29.78%
2013	0.20%	454,927	13.434239	6,111,598	1.23%	2.13%
2013	0.25%	64,236	13.413578	861,635	1.23%	2.08%
2012	0.20%	123,184	13.154393	1,620,411	2.07%	17.22%
2012	0.25%	17,472	13.140722	229,595	2.07%	17.17%
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2014	0.20%	356,524	12.438437	4,434,601	1.51%	1.55%
2014	0.25%	50,265	12.395005	623,035	1.51%	1.50%
2013	0.20%	336,921	12.248086	4,126,637	2.05%	0.87%
2013	0.25%	47,643	12.211432	581,789	2.05%	0.82%
2012	0.20%	430,019	12.142003	5,221,292	2.42%	4.21%
2012	0.25%	61,083	12.111704	739,819	2.42%	4.16%
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%
2010	0.20%	271,236	11.444105	3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2014	0.20%	211,544	17.205378	3,639,694	0.29%	3.17%
2014	0.25%	29,759	17.183180	511,354	0.29%	3.12%
2013	0.20%	234,928	16.676124	3,917,688	0.00%	46.25%
2013	0.25%	33,147	16.662933	552,326	0.00%	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2014	0.20%	1,223,324	11.445074	14,001,034	2.04%	5.68%
2014	0.25%	172,221	11.421739	1,967,063	2.04%	5.63%
2013	0.20%	660,792	10.829917	7,156,323	2.50%	-2.48%
2013	0.25%	93,304	10.813242	1,008,919	2.50%	-2.53%
2012	0.20%	576,440	11.105835	6,401,848	2.82%	3.82%
2012	0.25%	81,762	11.094288	907,091	2.82%	3.76%
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	805,694	$14.973058	$12,063,703	0.49%	-5.26%
2014	0.20%	57,687	14.757217	851,300	0.49%	-5.45%
2014	0.25%	133,381	14.703724	1,961,197	0.49%	-5.50%
2013	0.00%	862,473	15.805085	13,631,459	1.28%	25.13%
2013	0.20%	36,928	15.608472	576,390	1.28%	24.88%
2013	0.25%	118,140	15.559672	1,838,220	1.28%	24.82%
2012	0.00%	877,374	12.630803	11,081,938	1.12%	19.18%
2012	0.20%	115,705	12.498640	1,446,155	1.12%	18.94%
2012	0.25%	153,873	12.465791	1,918,149	1.12%	18.88%
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.00%	41,497	24.835180	1,030,585	0.46%	11.81%
2014	0.10%	27,020	24.596290	664,592	0.46%	11.70%
2014	0.20%	6,840	24.359713	166,620	0.46%	11.59%
2014	0.25%	64,211	24.242285	1,556,621	0.46%	11.53%
2013	0.00%	21,182	22.211723	470,489	0.38%	36.46%
2013	0.10%	31,926	22.020070	703,013	0.38%	36.32%
2013	0.20%	14,932	21.830088	325,967	0.38%	36.19%
2013	0.25%	89,523	21.735728	1,945,848	0.38%	36.12%
2012	0.00%	13,153	16.277308	214,095	0.06%	12.74%
2012	0.10%	42,493	16.152997	686,389	0.06%	12.63%
2012	0.20%	13,236	16.029638	212,168	0.06%	12.52%
2012	0.25%	60,799	15.968332	970,859	0.06%	12.46%
2011	0.00%	14,516	14.437370	209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.00%	291,172	12.284930	3,577,028	5.21%	1.90%
2014	0.10%	1,805,061	12.252220	22,116,004	5.21%	1.80%
2014	0.20%	275,142	12.219612	3,362,128	5.21%	1.70%
2014	0.25%	1,210,071	12.203324	14,766,888	5.21%	1.65%
2013	0.00%	208,250	12.055335	2,510,524	4.84%	10.50%
2013	0.20%	1,020,247	12.015237	12,258,510	4.84%	10.28%
2013	0.25%	653,899	12.005230	7,850,208	4.84%	10.22%
2012	0.00%	101,745	10.909915	1,110,029	0.10%	9.10%	5/1/2012
2012	0.20%	903,765	10.895380	9,846,863	0.10%	8.95%	5/1/2012
2012	0.25%	186,961	10.891747	2,036,332	0.10%	8.92%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.00%	47,467	$14.235241	$675,704	0.00%	7.87%
2014	0.20%	25,489	14.159561	360,913	0.00%	7.65%
2014	0.25%	270,542	14.140712	3,825,657	0.00%	7.60%
2013	0.00%	46,256	13.196715	610,427	0.00%	29.94%
2013	0.20%	14,260	13.152836	187,559	0.00%	29.68%
2013	0.25%	82,059	13.141897	1,078,411	0.00%	29.61%
2012	0.00%	20,326	10.156251	206,436	0.00%	1.56%	5/1/2012
2012	0.20%	396	10.142723	4,017	0.00%	1.43%	5/1/2012
2012	0.25%	33,681	10.139350	341,503	0.00%	1.39%	5/1/2012
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.00%	250,067	20.775146	5,195,178	0.90%	30.17%
2014	0.10%	51,354	20.575277	1,056,623	0.90%	30.04%
2014	0.20%	19,205	20.377337	391,347	0.90%	29.91%
2014	0.25%	66,974	20.279051	1,358,169	0.90%	29.84%
2013	0.00%	162,898	15.960563	2,599,944	1.00%	1.13%
2013	0.10%	30,515	15.822817	482,833	1.00%	1.03%
2013	0.20%	23,209	15.686256	364,062	1.00%	0.93%
2013	0.25%	46,882	15.618390	732,221	1.00%	0.88%
2012	0.00%	63,739	15.782147	1,005,938	0.74%	17.72%
2012	0.10%	48,019	15.661595	752,054	0.74%	17.60%
2012	0.20%	18,541	15.541962	288,164	0.74%	17.48%
2012	0.25%	36,559	15.482465	566,023	0.74%	17.42%
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.00%	293,061	21.190944	6,210,239	0.00%	2.91%
2014	0.20%	304,854	20.885416	6,367,003	0.00%	2.71%
2014	0.25%	213,742	20.809776	4,447,923	0.00%	2.65%
2013	0.00%	254,379	20.591565	5,238,062	0.00%	56.38%
2013	0.20%	314,874	20.335318	6,403,063	0.00%	56.07%
2013	0.25%	230,840	20.271805	4,679,543	0.00%	55.99%
2012	0.00%	98,424	13.167237	1,295,972	0.00%	27.83%
2012	0.20%	119,331	13.029378	1,554,809	0.00%	27.57%
2012	0.25%	151,147	12.995166	1,964,180	0.00%	27.51%
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%
2010	0.00%	7,021	10.930985	76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2014	0.00%	380,793	$17.763449	$6,764,197	0.00%	0.36%
2014	0.20%	249,813	17.507387	4,373,573	0.00%	0.15%
2014	0.25%	236,671	17.443877	4,128,460	0.00%	0.10%
2013	0.00%	359,392	17.700580	6,361,447	0.01%	43.80%
2013	0.20%	230,118	17.480362	4,022,546	0.01%	43.51%
2013	0.25%	261,339	17.425668	4,554,007	0.01%	43.44%
2012	0.00%	334,846	12.309177	4,121,679	0.00%	17.74%
2012	0.10%	27,690	12.244588	339,053	0.00%	17.62%
2012	0.20%	227,629	12.180346	2,772,600	0.00%	17.50%
2012	0.25%	192,441	12.148301	2,337,831	0.00%	17.44%
2011	0.00%	287,967	10.454971	3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	0.00%	4	25.104647	100	0.06%	10.42%
2014	0.10%	47,231	24.739029	1,168,449	0.06%	10.31%
2014	0.20%	57,554	24.378781	1,403,096	0.06%	10.20%
2014	0.25%	274,905	24.200566	6,652,857	0.06%	10.15%
2013	0.00%	4	22.734800	91	0.20%	30.68%
2013	0.10%	54,407	22.426118	1,220,138	0.20%	30.55%
2013	0.20%	90,447	22.121661	2,000,838	0.20%	30.42%
2013	0.25%	306,255	21.970927	6,728,706	0.20%	30.35%
2012	0.00%	4	17.397601	70	0.09%	15.52%
2012	0.10%	98,225	17.178537	1,687,362	0.09%	15.41%
2012	0.20%	110,208	16.962265	1,869,377	0.09%	15.29%
2012	0.25%	274,874	16.855104	4,633,030	0.09%	15.23%
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.00%	133,868	$16.547252	$2,215,148	0.00%	-1.88%
2014	0.20%	72,398	16.308648	1,180,713	0.00%	-2.07%
2014	0.25%	183,519	16.249523	2,982,096	0.00%	-2.12%
2013	0.00%	183,245	16.863800	3,090,207	0.00%	50.23%
2013	0.20%	49,514	16.653921	824,602	0.00%	49.93%
2013	0.25%	198,445	16.601843	3,294,553	0.00%	49.85%
2012	0.00%	182,930	11.225415	2,053,465	0.00%	7.87%
2012	0.20%	246,982	11.107878	2,743,446	0.00%	7.66%
2012	0.25%	282,624	11.078669	3,131,098	0.00%	7.60%
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	967,069	20.707226	20,025,316	1.37%	27.34%
2012	0.00%	957,445	16.261792	15,569,771	2.16%	21.23%
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	201,488	19.119582	3,852,366	2.07%	-0.97%
2012	0.00%	218,972	19.307248	4,227,747	1.42%	13.16%
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	395,070	18.236527	7,204,705	2.46%	22.98%
2012	0.00%	366,253	14.829007	5,431,168	2.90%	18.30%
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	535,931	20.700503	11,094,041	4.83%	1.64%
2012	0.00%	606,188	20.367363	12,346,451	6.28%	15.06%
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.10%	4,808	25.555197	122,869	0.08%	30.92%
2013	0.25%	6,575	25.124785	165,195	0.08%	30.72%
2012	0.10%	4,043	19.519575	78,918	0.09%	15.83%
2012	0.25%	8,723	19.219603	167,653	0.09%	15.66%
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%
2010	0.10%	9,539	17.097854	163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	588,722	$18.202636	$10,716,292	6.72%	6.94%
2012	0.00%	644,890	17.021800	10,977,189	8.23%	14.71%
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	452,954	19.481483	8,824,216	1.14%	0.75%
2012	0.00%	488,948	19.336082	9,454,339	0.40%	17.24%
2011	0.00%	746,323	16.493303	12,309,331	0.71%	-22.39%
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	430,241	9.956257	4,283,590	0.51%	17.81%
2012	0.00%	425,415	8.450909	3,595,143	0.79%	15.58%
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	145,428	11.841416	1,722,073	3.07%	21.27%
2012	0.00%	101,703	9.764428	993,072	2.68%	18.29%
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	1,431,105	12.166606	17,411,691	1.26%	21.34%
2012	0.00%	1,574,138	10.026765	15,783,512	0.59%	15.78%
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	437,468	12.775201	5,588,742	2.28%	21.42%
2012	0.00%	465,460	10.521355	4,897,270	0.39%	17.24%
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,195	11.345188	308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2010	0.00%	195,615	17.098317	3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	264	$14.935320	$3,943	0.79%	11.36%
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
Variable Series II - Strategic Value VIP - Class B (obsolete) (SVSHEB)
2010	0.20%	8,894	8.241888	73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	9,168	18.872253	173,021	0.00%	30.17%
2013	0.10%	17,900	18.709418	334,899	0.00%	30.04%
2013	0.20%	34,709	18.547977	643,782	0.00%	29.91%
2013	0.25%	28,802	18.467741	531,908	0.00%	29.85%
2012	0.00%	4,093	14.497885	59,340	0.00%	15.61%
2012	0.10%	51,805	14.387170	745,327	0.00%	15.50%
2012	0.20%	34,171	14.277287	487,869	0.00%	15.38%
2012	0.25%	34,599	14.222632	492,089	0.00%	15.33%
2011	0.00%	6,581	12.539840	82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
2010	0.00%	4,745	13.614679	64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
Mid Cap Growth Portfolio - Class 1 (obsolete) (OGGO)
2013	0.10%	36,544	32.667268	1,193,793	0.06%	43.16%
2013	0.25%	88,495	32.118996	2,842,371	0.06%	42.94%
2012	0.10%	37,959	22.818900	866,183	0.00%	15.99%
2012	0.25%	101,455	22.469562	2,279,649	0.00%	15.82%
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%

2014	Contract owners equity:				$4,739,882,176
2013	Contract owners equity:				$4,637,188,888
2012	Contract owners equity:				$4,083,042,311
2011	Contract owners equity:				$3,792,718,355
2010	Contract owners equity:				$4,097,345,784

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
(b)	Not Applicable
(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-59517) and hereby incorporated by reference.
(d)	The form of the contract – Filed previously with initial registration statement (333-43671) on April 12, 2011 as document "exhibitd.htm" and hereby incorporated by reference.
(e)	The form of the contract application – Filed previously with initial registration statement (333-43671) on April 12, 2011 as document "exhibite.htm" and hereby incorporated by reference.
(f)	Depositor's Certificate of Incorporation and By-Laws.
(1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
(g)	Form of Reinsurance Contracts -
(1)	Automatic Self Administered YRT Reinsurance Agreement #196731 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed with initial registration statement (333-43671) on April 12, 2011 as document "nlaicreinsurance.htm" and hereby incorporated by reference.
(2)	Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed with initial registration statement (333-43671) on April 12, 2011 as document "nlicreinsurance.htm " and hereby incorporated by reference.
(3)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and herby incorporated by reference.
(h)	Fund Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(9)	Fund Participation Agreement with Neuberger Berman Advisors Management Trust / Lehman Brothers Advisors Management Trust (formerly, Neuberger Berman Advisors Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(12)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(13)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(14)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document "americanfundsfpa.htm".
(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".
(16)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document "davisfpa.htm".
(17)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.), dated July 1, 2004, as document "dwsfpa.htm".
(18)	Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document "leggmasonfpa.htm".
(19)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnfpa.htm".
(20)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, as document "lordabbettfpa.htm".
(21)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
(22)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".
(23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(24)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm".
(25)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(26)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
(27)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
The following Fund Participation Agreements were previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and are hereby incorporated by reference.
(28)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm"
The following Fund Participation Agreements were previously filed on April 24, 2008 with post-effective amendment number 6 of registration statement (333-104339) under Exhibit 26(h), and are hereby incorporated by reference.
(29)	Fund Participation Agreement with Calvert Asset Management Company, Inc. and Calvert Distributor Inc., dated September 5, 2002, under document "calvertfpa.htm"
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(30)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, February 5, 2008 under document "delawarefpa.htm"
(31)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011 under document "eatonvancefpa.htm"
(32)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998 under document "goldmansachs.htm"
(33)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009 under document "lazardfpa.htm"
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(34)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
(i)	Administrative Contracts –
The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, as document "amcentasa99i2.htm".
(2)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".
(3)	Dealer Services Agreement with Federated Securities Corp., as amended October 26, 2006, as document "fedasa99i4a.htm".
(4)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".
(4)(b)	Service Contract, with Fidelity Distributors Corporation dated April 1, 2002, as amended, as document "fidiiiasa99i5b.htm".
(5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".
(6)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, as document "nwasa99i10.htm".

(8)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberasa99i13.htm".
(9)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 17, 2007, as document "oppenasa99i12.htm".
(10)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".
(11)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".
The following Administrative Agreements were previously filed on September July 17, 2007 with pre-effective amendment number 3 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.
(12)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document "aimasa99i1a.htm"
(12)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document "aimasa99i1b.htm"
The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.
(13)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, under document "alliancebersteinasa.htm".
(14)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document "americanfundasa.htm".
(15)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) as amended April 13, 2004, under document "blackrockasa.htm".
(16)	Administrative Services Agreement with Davis Distributors, LLC, dated August 7, 2007, under document "davisasa.htm".
(17)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.), dated July 1, 2004, under document "dwsfpa.htm".
(18)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm"
(19)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document "leggmasonasa.htm".
(20)(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnasa.htm".
(20)(b)	Administrative Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document "lincolnasb.htm".
(21)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended December 31, 2002, as document "lordabbettasa.htm".
(22)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended, dated March 28, 2002, under document "pimcoasab.htm".
(23)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended September 27, 2002, under document "pioneerfpa.htm".
(24)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended August 1, 2006, under document "putnamasa.htm".
(25)	Fund Participation Agreement with Royce & Associates, as amended February 14, 2002, under document "roycefpa.htm".

(26)	Administrative Services Agreement with Van Eck Securities Corporation, as amended November 3, 1997, under document "vaneckasa.htm".
(27)	Administrative Services Agreement with Waddell & Reed, Inc. dated, December 1, 2000, as amended under document "wadellreedasa.htm".
(28)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended November 15, 2004, under document "wellsfargoasa.htm".
The following Administrative Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (i), and are hereby incorporated by reference.
(29)	Administrative Services Agreement with Calvert Asset Management Company, Inc. and Calvert Distributors, Inc., dated September 5, 2002 under document "calvertvariableasa.htm".
(30)	Administrative Services Agreement with Delaware Distributors, L.P., as amended February 5, 2008, under document "delawareasa.htm".
(31)	Administrative Services Agreement with Bankers Trust Company dated January 1, 1999, under document "dwsasa.htm".
(32)	Administrative Services Agreement with Eaton Vance Variable Trust, dated March 24, 2011 under document "eatonvanceasa.htm".
(33)	Administrative Services Agreement with Goldman, Sachs & Co. dated January 6, 1999, under document "goldmansachsasa.htm".
(34)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009, under document "lazardasa.htm".
The following Administrative Service Agreement was previously filed on April 16, 2015 with post-effective amendment number 15 of registration statement (333-149213) under Exhibit (26)(i), and is hereby incorporated by reference.
(35)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc., dated January 30, 2012, as document "mfsasa.htm".
(j)	Not Applicable
(k)	Opinion of Counsel – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable
(p)	Not Applicable
(q)	Redeemability Exemption– filed previously on April 13, 2010, with post-effective amendment number 41 of registration statement (333-43671) under Exhibit 26(q) as file name "exhibitq.htm" and is hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6

Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.
SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide VLI Separate Account-4

(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact